UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Banks - 94.5%
Bank of America Corp.	6,555	$88,624
JPMorgan Chase & Co.	1,491	88,297
Wells Fargo & Co.	1,770	85,597
Citigroup, Inc.	2,049	85,546
U.S. Bancorp	1,820	73,874
PNC Financial Services Group, Inc.	675	57,085
Bank of New York Mellon Corp.	1,499	55,208
Capital One Financial Corp.	772	53,507
BB&T Corp.	1,336	44,449
State Street Corp.	732	42,837
SunTrust Banks, Inc.	1,038	37,451
M&T Bank Corp.	335	37,185
Northern Trust Corp.	525	34,214
Fifth Third Bancorp	1,907	31,828
ICICI Bank Ltd. ADR	4,158	29,771
Citizens Financial Group, Inc.	1,386	29,037
First Republic Bank	416	27,722
Regions Financial Corp.	3,493	27,420
HDFC Bank Ltd. ADR	436	26,871
KeyCorp	2,420	26,717
Royal Bank of Canada	452	26,017
Toronto-Dominion Bank	603	26,007
HSBC Holdings plc ADR	829	25,798
Bank of Nova Scotia	522	25,505
Itau Unibanco Holding S.A. ADR	2,945	25,298
Credicorp Ltd.	193	25,285
Banco Bradesco S.A. ADR	3,384	25,211
Bank of Montreal	406	24,640
Huntington Bancshares, Inc.	2,565	24,470
Popular, Inc.	849	24,290
Grupo Financiero Santander Mexico SAB de CV ADR	2,644	23,875
Bancolombia S.A. ADR	695	23,755
Signature Bank*	173	23,549
UBS Group AG	1,464	23,453
Canadian Imperial Bank of Commerce	311	23,235
Credit Suisse Group AG ADR*	1,644	23,230
Banco Santander Chile ADR	1,190	23,027
ING Groep N.V. ADR	1,909	22,774
Barclays plc ADR	2,628	22,653
Deutsche Bank AG	1,323	22,412
Sumitomo Mitsui Financial Group, Inc. ADR	3,718	22,345
Comerica, Inc.	584	22,116
Banco Santander S.A. ADR	4,998	21,791
Banco Bilbao Vizcaya Argentaria S.A. ADR	3,291	21,457
SVB Financial Group*	210	21,431
CIT Group, Inc.	642	19,921
Zions Bancorporation	796	19,271
East West Bancorp, Inc.	589	19,131
PacWest Bancorp	512	19,021
Commerce Bancshares, Inc.	407	18,294
Western Alliance Bancorporation*	513	17,124
Synovus Financial Corp.	584	16,883
Bank of the Ozarks, Inc.	399	16,746
BankUnited, Inc.	477	16,428
FirstMerit Corp.	780	16,419
Umpqua Holdings Corp.	1,035	16,415
Cullen/Frost Bankers, Inc.	289	15,927
Webster Financial Corp.	439	15,760
Prosperity Bancshares, Inc.	339	15,726
BOK Financial Corp.	287	15,676
First Horizon National Corp.	1,190	15,589
First Citizens BancShares, Inc. — Class A	62	15,566
PrivateBancorp, Inc. — Class A	403	15,556
Bank of Hawaii Corp.	222	15,158
Home BancShares, Inc.	367	15,029
FNB Corp.	1,111	14,454
Associated Banc-Corp.	798	14,316
United Bankshares, Inc.	380	13,946
UMB Financial Corp.	270	13,940
Valley National Bancorp	1,437	13,709
MB Financial, Inc.	416	13,499
Fulton Financial Corp.	1,002	13,407
Cathay General Bancorp	472	13,372
Wintrust Financial Corp.	292	12,947
IBERIABANK Corp.	251	12,869
Pinnacle Financial Partners, Inc.	260	12,756
TCF Financial Corp.	1,036	12,701
BancorpSouth, Inc.	591	12,594
CVB Financial Corp.	700	12,215
Glacier Bancorp, Inc.	480	12,202
First Financial Bankshares, Inc.	410	12,128
Hilltop Holdings, Inc.*	625	11,800
Hancock Holding Co.	503	11,549
Columbia Banking System, Inc.	384	11,489
Texas Capital Bancshares, Inc.*	299	11,476
Community Bank System, Inc.	294	11,234
Trustmark Corp.	480	11,054
South State Corp.	170	10,919
Great Western Bancorp, Inc.	390	10,635
Old National Bancorp	856	10,435
First Midwest Bancorp, Inc.	578	10,416
National Penn Bancshares, Inc.	971	10,331
Talmer Bancorp, Inc. — Class A	540	9,769
BBCN Bancorp, Inc.	628	9,539
Westamerica Bancorporation	193	9,401
Boston Private Financial Holdings, Inc.	755	8,645
LegacyTexas Financial Group, Inc.	420	8,253
Total Banks		2,290,504
Savings & Loans - 3.8%
New York Community Bancorp, Inc.	1,560	24,803
People's United Financial, Inc.	1,230	19,594
Investors Bancorp, Inc.	1,543	17,961
First Niagara Financial Group, Inc.	1,685	16,311
Sterling Bancorp	804	12,808
Total Savings & Loans		91,477
Insurance - 0.8%
Voya Financial, Inc.	716	21,315

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Real Estate - 0.4%
HFF, Inc. — Class A	317	$8,727
Total Common Stocks
(Cost $1,437,638)		2,412,023

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$17,828	17,828
Total Repurchase Agreement
(Cost $17,828)		17,828
Total Investments - 100.2%
(Cost $1,455,466)		$2,429,851
Other Assets & Liabilities, net - (0.2)%		(4,628)
Total Net Assets - 100.0%		$2,425,223

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,412,023	$—	$—	$2,412,023
Repurchase Agreement	—	17,828	—	17,828
Total	$2,412,023	$17,828	$—	$2,429,851

For the period ended March 31, 2016, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Chemicals - 49.6%
Dow Chemical Co.	6,715	$341,524
EI du Pont de Nemours & Co.	5,280	334,330
Monsanto Co.	3,113	273,134
LyondellBasell Industries N.V. — Class A	3,136	268,379
Ecolab, Inc.	2,374	264,747
Praxair, Inc.	2,274	260,260
Air Products & Chemicals, Inc.	1,759	253,384
PPG Industries, Inc.	2,230	248,623
Sherwin-Williams Co.	818	232,860
Valspar Corp.	1,395	149,293
Airgas, Inc.	1,046	148,155
Eastman Chemical Co.	2,008	145,038
Celanese Corp. — Class A	2,115	138,533
International Flavors & Fragrances, Inc.	1,214	138,116
Mosaic Co.	4,898	132,246
Ashland, Inc.	1,111	122,166
Axalta Coating Systems Ltd.*	4,180	122,056
Albemarle Corp.	1,903	121,659
RPM International, Inc.	2,482	117,473
CF Industries Holdings, Inc.	3,685	115,488
Potash Corporation of Saskatchewan, Inc.	6,485	110,375
Agrium, Inc.	1,210	106,831
Westlake Chemical Corp.	2,306	106,768
FMC Corp.	2,557	103,226
WR Grace & Co.*	1,441	102,570
NewMarket Corp.	250	99,065
Cabot Corp.	1,627	78,633
Huntsman Corp.	5,895	78,404
Olin Corp.	4,444	77,192
Syngenta AG ADR	930	77,023
Sensient Technologies Corp.	1,191	75,581
PolyOne Corp.	2,414	73,024
Methanex Corp.	2,263	72,688
HB Fuller Co.	1,586	67,326
Minerals Technologies, Inc.	1,115	63,388
Platform Specialty Products Corp.*	7,050	60,630
Chemtura Corp.*	2,254	59,506
Axiall Corp.	2,597	56,718
Total Chemicals		5,396,412
Mining - 19.5%
Newmont Mining Corp.	6,277	166,844
Barrick Gold Corp.	12,006	163,041
Alcoa, Inc.	16,100	154,238
Freeport-McMoRan, Inc.	14,416	149,061
Goldcorp, Inc.	8,141	132,128
Rio Tinto plc ADR	4,222	119,356
Agnico Eagle Mines Ltd.	2,763	99,910
BHP Billiton Ltd. ADR	3,856	99,870
AngloGold Ashanti Ltd. ADR*	7,093	97,103
Franco-Nevada Corp.	1,487	91,272
Randgold Resources Ltd. ADR	1,004	91,173
Silver Wheaton Corp.	5,491	91,041
Southern Copper Corp.	3,129	86,705
Cia de Minas Buenaventura S.A.A. ADR*	11,505	84,677
Royal Gold, Inc.	1,597	81,910
Pan American Silver Corp.	6,643	72,209
Eldorado Gold Corp.	21,898	69,198
Compass Minerals International, Inc.	965	68,380
Teck Resources Ltd. — Class B	8,624	65,629
Kaiser Aluminum Corp.	660	55,796
Stillwater Mining Co.*	4,705	50,108
Century Aluminum Co.*	4,472	31,528
Total Mining		2,121,177
Packaging & Containers - 11.4%
Ball Corp.	2,006	143,008
Sealed Air Corp.	2,948	141,532
WestRock Co.	3,590	140,118
Crown Holdings, Inc.*	2,413	119,661
Packaging Corporation of America	1,821	109,988
Sonoco Products Co.	2,052	99,666
Bemis Company, Inc.	1,836	95,068
Berry Plastics Group, Inc.*	2,574	93,050
Graphic Packaging Holding Co.	7,090	91,107
Silgan Holdings, Inc.	1,520	80,818
Owens-Illinois, Inc.*	4,322	68,979
KapStone Paper and Packaging Corp.	3,795	52,561
Total Packaging & Containers		1,235,556
Iron & Steel - 7.3%
Nucor Corp.	3,741	176,949
Steel Dynamics, Inc.	4,715	106,135
Vale S.A. ADR	24,516	103,212
Reliance Steel & Aluminum Co.	1,447	100,118
ArcelorMittal	15,847	72,579
United States Steel Corp.	4,321	69,352
Commercial Metals Co.	3,719	63,111
Carpenter Technology Corp.	1,629	55,761
Allegheny Technologies, Inc.	2,807	45,754
Total Iron & Steel		792,971
Building Materials - 6.3%
Vulcan Materials Co.	1,636	172,712
Martin Marietta Materials, Inc.	925	147,547
Cemex SAB de CV ADR*	13,902	101,207
Eagle Materials, Inc.	1,211	84,903
Louisiana-Pacific Corp.*	4,363	74,695
GCP Applied Technologies, Inc.*	2,781	55,453
Boise Cascade Co.*	2,080	43,098
Total Building Materials		679,615
Forest Products & Paper - 2.4%
International Paper Co.	4,501	184,721
Domtar Corp.	1,840	74,520
Total Forest Products & Paper		259,241
Household Products & Housewares - 1.1%
Avery Dennison Corp.	1,637	118,044
Miscellaneous Manufacturing - 0.9%
AptarGroup, Inc.	1,310	102,717
Housewares - 0.9%
Scotts Miracle-Gro Co. — Class A	1,330	96,784
Total Common Stocks
(Cost $8,175,796)		10,802,517

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$54,272	$54,272
Total Repurchase Agreement
(Cost $54,272)		54,272
Total Investments - 99.9%
(Cost $8,230,068)		$10,856,789
Other Assets & Liabilities, net - 0.1%		6,668
Total Net Assets - 100.0%		$10,863,457

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,802,517	$—	$—	$10,802,517
Repurchase Agreement	—	54,272	—	54,272
Total	$10,802,517	$54,272	$—	$10,856,789

For the period ended March 31, 2016, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 100.1%
Biotechnology - 63.1%
Gilead Sciences, Inc.	16,143	$1,482,895
Amgen, Inc.	9,790	1,467,815
Celgene Corp.*	12,313	1,232,408
Biogen, Inc.*	4,081	1,062,366
Regeneron Pharmaceuticals, Inc.*	2,265	816,397
Alexion Pharmaceuticals, Inc.*	5,853	814,855
Illumina, Inc.*	4,298	696,749
Vertex Pharmaceuticals, Inc.*	7,761	616,922
Incyte Corp.*	7,565	548,236
BioMarin Pharmaceutical, Inc.*	6,459	532,738
Medivation, Inc.*	9,498	436,718
Alnylam Pharmaceuticals, Inc.*	5,393	338,519
Ionis Pharmaceuticals, Inc.*	7,720	312,659
Seattle Genetics, Inc.*	8,692	305,002
United Therapeutics Corp.*	2,683	298,967
Bio-Rad Laboratories, Inc. — Class A*	1,998	273,167
Juno Therapeutics, Inc.*	6,990	266,249
Prothena Corporation plc*	6,460	265,894
Charles River Laboratories International, Inc.*	3,499	265,714
Intrexon Corp.*	7,600	257,564
Intercept Pharmaceuticals, Inc.*	1,889	242,680
Merrimack Pharmaceuticals, Inc.*	27,847	233,079
Myriad Genetics, Inc.*	5,876	219,939
Ligand Pharmaceuticals, Inc. — Class B*	1,961	210,003
Kite Pharma, Inc.*	4,520	207,513
Medicines Co.*	6,526	207,331
Alder Biopharmaceuticals, Inc.*	7,150	175,104
Novavax, Inc.*	30,961	159,759
Acorda Therapeutics, Inc.*	6,024	159,335
Halozyme Therapeutics, Inc.*	16,793	159,030
Sage Therapeutics, Inc.*	4,520	144,911
Achillion Pharmaceuticals, Inc.*	18,390	141,971
ARIAD Pharmaceuticals, Inc.*	21,972	140,401
AMAG Pharmaceuticals, Inc.*	5,836	136,562
Repligen Corp.*	5,037	135,092
ZIOPHARM Oncology, Inc.*	17,717	131,460
Puma Biotechnology, Inc.*	4,180	122,767
ImmunoGen, Inc.*	14,240	121,325
Momenta Pharmaceuticals, Inc.*	12,280	113,467
Exact Sciences Corp.*	16,316	109,970
NewLink Genetics Corp.*	5,599	101,902
PDL BioPharma, Inc.	30,380	101,165
PTC Therapeutics, Inc.*	10,890	70,132
Total Biotechnology		15,836,732
Pharmaceuticals - 33.4%
AbbVie, Inc.	22,350	1,276,631
Baxalta, Inc.	17,390	702,555
Mylan N.V.*	13,770	638,239
Shire plc ADR	3,140	539,766
Quintiles Transnational Holdings, Inc.*	5,849	380,770
Alkermes plc*	9,599	328,190
Jazz Pharmaceuticals plc*	2,440	318,542
ACADIA Pharmaceuticals, Inc.*	10,355	289,526
OPKO Health, Inc.*	27,679	287,585
Neurocrine Biosciences, Inc.*	6,900	272,895
Akorn, Inc.*	10,510	247,300
Horizon Pharma plc*	13,860	229,660
PRA Health Sciences, Inc.*	5,230	223,635
Anacor Pharmaceuticals, Inc.*	3,900	208,455
Impax Laboratories, Inc.*	6,487	207,714
Pacira Pharmaceuticals, Inc.*	3,890	206,092
Nektar Therapeutics*	13,706	188,458
Agios Pharmaceuticals, Inc.*	4,510	183,106
TESARO, Inc.*	4,000	176,120
Ironwood Pharmaceuticals, Inc. — Class A*	15,703	171,791
Ophthotech Corp.*	4,050	171,194
Radius Health, Inc.*	4,970	156,257
Amicus Therapeutics, Inc.*	17,440	147,368
Insys Therapeutics, Inc.*	9,004	143,974
Heron Therapeutics, Inc.*	6,780	128,752
Depomed, Inc.*	9,210	128,295
Portola Pharmaceuticals, Inc.*	6,228	127,051
Clovis Oncology, Inc.*	6,270	120,384
Relypsa, Inc.*	7,710	104,471
Eagle Pharmaceuticals, Inc.*	2,330	94,365
Total Pharmaceuticals		8,399,141
Healthcare-Products - 2.8%
Bio-Techne Corp.	2,714	256,527
QIAGEN N.V.*	9,965	222,618
Cepheid*	6,645	221,677
Total Healthcare-Products		700,822
Commercial Services - 0.8%
Incorporated Research Holdings, Inc. — Class A*	4,980	205,226
Total Common Stocks
(Cost $15,685,923)		25,141,921

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17	18,097	–
Dyax Corp.
Expires 01/25/17	12,367	–
Clinical Data, Inc.
Expires 12/31/20	4,730	–
Total Rights
(Cost $1,341)		–

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$129,605	$129,605
Total Repurchase Agreement
(Cost $129,605)		129,605
Total Investments - 100.6%
(Cost $15,816,869)		$25,271,526
Other Assets & Liabilities, net - (0.6)%		(159,514)
Total Net Assets - 100.0%		$25,112,012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$25,141,921	$—	$—	$25,141,921
Repurchase Agreement	—	129,605	—	129,605
Rights	—	—	—	—
Total	$25,141,921	$129,605	$—	$25,271,526

For the period ended March 31, 2016, there were no transfers between levels.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 34.2%
Guggenheim Strategy Fund II1	17,132	$422,978
Guggenheim Strategy Fund I1	14,809	367,423
Total Mutual Funds
(Cost $794,498)		790,401

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.3%
Freddie Mac[2]
0.25% due 04/04/16	$300,000	299,994
0.24% due 04/07/16	100,000	99,996
Total Federal Agency Discount Notes
(Cost $399,990)		399,990

REPURCHASE AGREEMENTS††,3 - 35.9%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	373,317	373,317
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	225,600	225,600
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	120,217	120,217
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	112,800	112,800
Total Repurchase Agreements
(Cost $831,934)		831,934
Total Investments - 87.4%
(Cost $2,026,422)		$2,022,325
Other Assets & Liabilities, net - 12.6%		292,833
Total Net Assets - 100.0%		$2,315,158

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2016 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $2,341,025)	29	$(18,668)

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$399,990	$—	$399,990
Mutual Funds	790,401	—	—	—	790,401
Repurchase Agreements	—	—	831,934	—	831,934
Total	$790,401	$—	$1,231,924	$—	$2,022,325

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Commodity Futures Contracts	$—	$18,668	$—	$—	$18,668

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 100.4%
Food - 38.6%
Kraft Heinz Co.	18,890	$1,483,999
Mondelez International, Inc. — Class A	30,041	1,205,244
General Mills, Inc.	14,784	936,566
Kroger Co.	24,262	928,021
Sysco Corp.	16,725	781,559
Kellogg Co.	10,076	771,318
Tyson Foods, Inc. — Class A	11,433	762,124
Hormel Foods Corp.	16,629	719,038
ConAgra Foods, Inc.	15,186	677,599
Hershey Co.	7,234	666,179
Campbell Soup Co.	10,314	657,930
JM Smucker Co.	4,513	585,968
McCormick & Company, Inc.	5,402	537,391
Whole Foods Market, Inc.	15,142	471,068
Ingredion, Inc.	3,838	409,860
WhiteWave Foods Co. — Class A*	9,832	399,572
Pilgrim's Pride Corp.*	14,870	377,698
Blue Buffalo Pet Products, Inc.*	13,500	346,410
Pinnacle Foods, Inc.	7,570	338,228
TreeHouse Foods, Inc.*	3,828	332,079
Post Holdings, Inc.*	4,630	318,405
Sprouts Farmers Market, Inc.*	10,705	310,873
Hain Celestial Group, Inc.*	7,416	303,389
Flowers Foods, Inc.	15,821	292,056
Lancaster Colony Corp.	2,363	261,277
Cal-Maine Foods, Inc.	4,470	232,038
Darling Ingredients, Inc.*	17,030	224,285
B&G Foods, Inc.	6,345	220,869
Sanderson Farms, Inc.	2,300	207,414
Dean Foods Co.	10,165	176,058
Fresh Market, Inc.*	5,650	161,195
Total Food		16,095,710
Beverages - 23.4%
Coca-Cola Co.	46,342	2,149,805
PepsiCo, Inc.	17,991	1,843,718
Constellation Brands, Inc. — Class A	5,459	824,800
Monster Beverage Corp.*	5,690	758,932
Molson Coors Brewing Co. — Class B	7,061	679,126
Brown-Forman Corp. — Class B	6,819	671,467
Dr Pepper Snapple Group, Inc.	6,726	601,439
Anheuser-Busch InBev S.A. ADR	4,648	579,420
Coca-Cola Enterprises, Inc.	10,087	511,814
Ambev S.A. ADR	75,025	388,630
Diageo plc ADR	3,570	385,096
Fomento Economico Mexicano SAB de CV ADR	3,771	363,185
Total Beverages		9,757,432
Agriculture - 14.9%
Philip Morris International, Inc.	18,732	1,837,797
Altria Group, Inc.	26,768	1,677,283
Reynolds American, Inc.	25,498	1,282,804
Archer-Daniels-Midland Co.	18,485	671,190
British American Tobacco plc ADR	2,580	301,628
Vector Group Ltd.	11,010	251,468
Universal Corp.	2,980	169,294
Total Agriculture		6,191,464
Cosmetics & Personal Care - 13.2%
Procter & Gamble Co.	27,163	2,235,728
Colgate-Palmolive Co.	16,980	1,199,637
Estee Lauder Companies, Inc. — Class A	9,368	883,496
Coty, Inc. — Class A	16,820	468,101
Unilever N.V. — Class Y	8,703	388,850
Edgewell Personal Care Co.	4,000	322,120
Total Cosmetics & Personal Care		5,497,932
Household Products & Housewares - 6.1%
Kimberly-Clark Corp.	7,673	1,032,096
Clorox Co.	4,749	598,659
Church & Dwight Company, Inc.	5,606	516,761
Spectrum Brands Holdings, Inc.	3,680	402,150
Total Household Products & Housewares		2,549,666
Pharmaceuticals - 2.3%
Mead Johnson Nutrition Co. — Class A	7,219	613,399
Herbalife Ltd.*	5,611	345,413
Total Pharmaceuticals		958,812
Retail - 1.3%
Casey's General Stores, Inc.	2,827	320,355
Nu Skin Enterprises, Inc. — Class A	5,798	221,774
Total Retail		542,129
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	5,880	238,199
Total Common Stocks
(Cost $31,112,643)		41,831,344

RIGHTS††† - 0.0%
PDC
Expires 01/17/17	7,547	–
Casa Ley
Expires 01/17/19	7,547	–
Total Rights
(Cost $1,815)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$194,591	194,591
Total Repurchase Agreement
(Cost $194,591)		194,591
Total Investments - 100.9%
(Cost $31,309,049)		$42,025,935
Other Assets & Liabilities, net - (0.9)%		(358,333)
Total Net Assets - 100.0%		$41,667,602

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$41,831,344	$—	$—	$41,831,344
Repurchase Agreement	—	194,591	—	194,591
Rights	—	—	—	—
Total	$41,831,344	$194,591	$—	$42,025,935

For the period ended March 31, 2016, there were no transfers between levels.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 72.1%
Industrial - 14.0%
3M Co.	3,917	$652,691
Boeing Co.	3,917	497,224
United Technologies Corp.	3,917	392,092
Caterpillar, Inc.	3,917	299,807
General Electric Co.	3,917	124,521
Total Industrial		1,966,335
Financial - 13.1%
Goldman Sachs Group, Inc.	3,917	614,890
Travelers Companies, Inc.	3,917	457,153
Visa, Inc. — Class A	3,917	299,572
American Express Co.	3,917	240,504
JPMorgan Chase & Co.	3,917	231,965
Total Financial		1,844,084
Consumer, Non-cyclical - 12.5%
UnitedHealth Group, Inc.	3,917	504,901
Johnson & Johnson	3,917	423,820
Procter & Gamble Co.	3,917	322,408
Merck & Company, Inc.	3,917	207,248
Coca-Cola Co.	3,917	181,710
Pfizer, Inc.	3,917	116,100
Total Consumer, Non-cyclical		1,756,187
Consumer, Cyclical - 10.9%
Home Depot, Inc.	3,917	522,645
McDonald's Corp.	3,917	492,289
Wal-Mart Stores, Inc.	3,917	268,275
NIKE, Inc. — Class B	3,917	240,778
Total Consumer, Cyclical		1,523,987
Technology - 9.7%
International Business Machines Corp.	3,917	593,229
Apple, Inc.	3,917	426,914
Microsoft Corp.	3,917	216,336
Intel Corp.	3,917	126,715
Total Technology		1,363,194
Communications - 5.1%
Walt Disney Co.	3,917	388,998
Verizon Communications, Inc.	3,917	211,831
Cisco Systems, Inc.	3,917	111,517
Total Communications		712,346
Energy - 5.0%
Chevron Corp.	3,917	373,682
Exxon Mobil Corp.	3,917	327,422
Total Energy		701,104
Basic Materials - 1.8%
EI du Pont de Nemours & Co.	3,917	248,024
Total Common Stocks
(Cost $8,754,155)		10,115,261
MUTUAL FUNDS† - 3.4%
Guggenheim Strategy Fund I1	19,311	479,102
Total Mutual Funds
(Cost $479,101)		479,102

	Face Amount
REPURCHASE AGREEMENTS††,2 - 5.5%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[3]	$311,351	311,351
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	240,949	240,949
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	145,608	145,608
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	72,804	72,804
Total Repurchase Agreements
(Cost $770,712)		770,712
Total Investments - 81.0%
(Cost $10,003,968)		$11,365,075
Other Assets & Liabilities, net - 19.0%		2,666,092
Total Net Assets - 100.0%		$14,031,167

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,319,400)	15	$19,021

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2016 Dow Jones Industrial Average Index Swap 0.40%[4], Terminating 04/29/16 (Notional Value $15,645,069)	885	$31,205
Credit Suisse Capital, LLC April 2016 Dow Jones Industrial Average Index Swap 0.43%[4], Terminating 04/26/16 (Notional Value $970,470)	55	9,827
(Total Notional Value $16,615,539)		$41,032

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$10,115,261	$—	$—	$—	$—	$10,115,261
Equity Futures Contracts	—	19,021	—	—	—	19,021
Equity Index Swap Agreements	—	—	—	41,032	—	41,032
Mutual Funds	479,102	—	—	—	—	479,102
Repurchase Agreements	—	—	770,712	—	—	770,712
Total	$10,594,363	$19,021	$770,712	$41,032	$—	$11,425,128

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 92.9%
Intel Corp.	16,942	$548,074
QUALCOMM, Inc.	7,580	387,642
Broadcom Ltd.	2,267	350,251
Texas Instruments, Inc.	5,863	336,653
Applied Materials, Inc.	10,362	219,466
NVIDIA Corp.	5,614	200,027
Analog Devices, Inc.	3,192	188,934
NXP Semiconductor N.V.*	2,330	188,894
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,882	180,308
Skyworks Solutions, Inc.	2,216	172,626
Lam Research Corp.	1,954	161,400
Xilinx, Inc.	3,263	154,764
KLA-Tencor Corp.	2,047	149,042
Linear Technology Corp.	3,262	145,355
Maxim Integrated Products, Inc.	3,949	145,244
Micron Technology, Inc.*	13,673	143,156
Microchip Technology, Inc.	2,861	137,900
Qorvo, Inc.*	2,336	117,758
Teradyne, Inc.	4,328	93,442
Microsemi Corp.*	2,403	92,059
ON Semiconductor Corp.*	9,259	88,794
ARM Holdings plc ADR	1,954	85,370
Marvell Technology Group Ltd.	8,179	84,325
Cavium, Inc.*	1,361	83,239
ASML Holding N.V. — Class G	825	82,822
Atmel Corp.	10,121	82,183
Mellanox Technologies Ltd.*	1,369	74,378
Integrated Device Technology, Inc.*	3,632	74,238
Synaptics, Inc.*	931	74,238
Cree, Inc.*	2,550	74,205
Cypress Semiconductor Corp.	8,358	72,380
Monolithic Power Systems, Inc.	1,129	71,850
M/A-COM Technology Solutions Holdings, Inc.*	1,543	67,568
Cirrus Logic, Inc.*	1,854	67,504
Fairchild Semiconductor International, Inc. — Class A*	3,341	66,820
Himax Technologies, Inc. ADR	5,782	64,990
MKS Instruments, Inc.	1,684	63,403
Silicon Laboratories, Inc.*	1,361	61,191
Intersil Corp. — Class A	4,306	57,571
Ambarella, Inc.*	1,239	55,383
Rambus, Inc.*	3,989	54,849
Tessera Technologies, Inc.	1,752	54,312
Inphi Corp.*	1,597	53,244
Semtech Corp.*	2,384	52,424
Power Integrations, Inc.	1,055	52,391
MaxLinear, Inc. — Class A*	2,550	47,175
Veeco Instruments, Inc.*	2,006	39,077
Total Semiconductors		5,918,919
Energy-Alternate Sources - 5.5%
First Solar, Inc.*	1,613	110,441
Canadian Solar, Inc.*	3,438	66,285
SolarEdge Technologies, Inc.*	2,390	60,085
Trina Solar Ltd. ADR*	5,688	56,539
JinkoSolar Holding Company Ltd. ADR*	2,582	53,990
Total Energy-Alternate Sources		347,340
Electrical Components & Equipment - 1.1%
SunPower Corp. — Class A*	3,198	71,443
Total Common Stocks
(Cost $4,155,929)		6,337,702

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$40,009	40,009
Total Repurchase Agreement
(Cost $40,009)		40,009
Total Investments - 100.1%
(Cost $4,195,938)		$6,377,711
Other Assets & Liabilities, net - (0.1)%		(7,459)
Total Net Assets - 100.0%		$6,370,252

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,337,702	$—	$—	$6,337,702
Repurchase Agreement	—	40,009	—	40,009
Total	$6,337,702	$40,009	$—	$6,377,711

For the period ended March 31, 2016, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 69.1%
Schlumberger Ltd.	21,874	$1,613,207
Halliburton Co.	25,640	915,860
Baker Hughes, Inc.	15,999	701,236
Cameron International Corp.*	9,024	605,060
National Oilwell Varco, Inc.	17,657	549,133
FMC Technologies, Inc.*	15,201	415,899
Weatherford International plc*	39,429	306,758
RPC, Inc.	21,375	303,098
Oceaneering International, Inc.	8,715	289,687
Dril-Quip, Inc.*	4,181	253,201
Core Laboratories N.V.	2,193	246,515
Superior Energy Services, Inc.	16,921	226,572
Oil States International, Inc.*	6,535	205,983
Forum Energy Technologies, Inc.*	13,530	178,596
SEACOR Holdings, Inc.*	2,976	162,043
McDermott International, Inc.*	37,262	152,402
Frank's International N.V.	8,571	141,250
Bristow Group, Inc.	6,921	130,945
CARBO Ceramics, Inc.	5,904	83,837
Total Oil & Gas Services		7,481,282
Oil & Gas - 25.1%
Helmerich & Payne, Inc.	6,952	408,221
Transocean Ltd.	31,514	288,038
Ensco plc — Class A	26,538	275,199
Diamond Offshore Drilling, Inc.	12,343	268,213
Patterson-UTI Energy, Inc.	15,075	265,622
Nabors Industries Ltd.	28,512	262,310
Noble Corporation plc	23,848	246,827
Rowan Companies plc — Class A	14,575	234,658
Seadrill Ltd.*	40,419	133,383
Atwood Oceanics, Inc.	13,324	122,181
Precision Drilling Corp.	28,449	119,486
Unit Corp.*	11,078	97,597
Total Oil & Gas		2,721,735
Metal Fabricate & Hardware – 1.9%
Tenaris S.A. ADR	8,650	214,174
Transportation - 1.8%
Hornbeck Offshore Services, Inc.*	9,876	98,069
Tidewater, Inc.	13,694	93,530
Total Transportation		191,599
Mining - 1.6%
US Silica Holdings, Inc.	7,844	178,216
Total Common Stocks
(Cost $7,565,112)		10,787,006

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.2%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$16,259	16,259
Total Repurchase Agreement
(Cost $16,259)		16,259
Total Investments - 99.7%
(Cost $7,581,371)		$10,803,265
Other Assets & Liabilities, net - 0.3%		27,165
Total Net Assets - 100.0%		$10,830,430

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,787,006	$—	$—	$10,787,006
Repurchase Agreement	—	16,259	—	16,259
Total	$10,787,006	$16,259	$—	$10,803,265

For the period ended March 31, 2016, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.3%
Oil & Gas - 70.7%
Exxon Mobil Corp.	16,364	$1,367,868
Chevron Corp.	10,199	972,985
Occidental Petroleum Corp.	7,588	519,248
Phillips 66	5,674	491,312
ConocoPhillips	12,098	487,187
EOG Resources, Inc.	6,170	447,819
Valero Energy Corp.	6,386	409,598
Pioneer Natural Resources Co.	2,449	344,672
Anadarko Petroleum Corp.	7,362	342,848
Marathon Petroleum Corp.	8,708	323,763
Apache Corp.	6,256	305,355
Hess Corp.	5,538	291,576
Devon Energy Corp.	9,619	263,945
Concho Resources, Inc.*	2,574	260,077
Noble Energy, Inc.	8,176	256,808
Equities Corp.	3,626	243,885
Cabot Oil & Gas Corp. — Class A	10,482	238,046
Continental Resources, Inc.*	7,738	234,926
Tesoro Corp.	2,721	234,033
Marathon Oil Corp.	20,016	222,978
Cimarex Energy Co.	2,274	221,192
BP plc ADR	6,835	206,280
Royal Dutch Shell plc — Class A ADR	4,118	199,517
Cheniere Energy, Inc.*	5,789	195,842
Antero Resources Corp.*	7,790	193,737
HollyFrontier Corp.	5,179	182,922
Canadian Natural Resources Ltd.	6,744	182,088
Newfield Exploration Co.*	5,454	181,346
Helmerich & Payne, Inc.	3,023	177,512
Suncor Energy, Inc.	6,380	177,428
Diamondback Energy, Inc.*	2,240	172,883
Range Resources Corp.	5,120	165,786
Petroleo Brasileiro S.A. ADR*	27,686	161,686
Transocean Ltd.	16,596	151,687
Murphy Oil Corp.	5,981	150,661
Ensco plc — Class A	14,204	147,295
Parsley Energy, Inc. — Class A*	6,370	143,962
Encana Corp.	22,788	138,779
Energen Corp.	3,729	136,444
PBF Energy, Inc. — Class A	4,105	136,286
Noble Corporation plc	13,021	134,767
Gulfport Energy Corp.*	4,641	131,526
PDC Energy, Inc.*	2,178	129,482
QEP Resources, Inc.	9,174	129,445
Statoil ASA ADR	7,990	124,324
Southwestern Energy Co.*	15,371	124,044
RSP Permian, Inc.*	4,240	123,130
Western Refining, Inc.	4,150	120,724
Diamond Offshore Drilling, Inc.	5,375	116,799
CNOOC Ltd. ADR	990	115,889
Patterson-UTI Energy, Inc.	6,573	115,816
Nabors Industries Ltd.	12,302	113,178
YPF S.A. ADR	6,260	111,929
Cenovus Energy, Inc.	8,520	110,760
Chesapeake Energy Corp.	26,673	109,893
WPX Energy, Inc.*	14,855	103,836
Rice Energy, Inc.*	7,430	103,723
Rowan Companies plc — Class A	6,350	102,235
Memorial Resource Development Corp.*	9,840	100,171
Carrizo Oil & Gas, Inc.*	3,011	93,100
Matador Resources Co.*	4,890	92,714
Laredo Petroleum, Inc.*	11,020	87,389
Whiting Petroleum Corp.*	10,807	86,240
SM Energy Co.	4,203	78,764
Cobalt International Energy, Inc.*	26,255	77,977
Oasis Petroleum, Inc.*	10,164	73,994
Delek US Holdings, Inc.	4,710	71,780
Atwood Oceanics, Inc.	5,810	53,278
Ultra Petroleum Corp.*	10,270	5,114
Total Oil & Gas		14,624,283
Oil & Gas Services - 15.4%
Schlumberger Ltd.	9,534	703,134
Halliburton Co.	11,181	399,386
Baker Hughes, Inc.	6,968	305,407
Cameron International Corp.*	3,929	263,439
National Oilwell Varco, Inc.	7,701	239,501
FMC Technologies, Inc.*	6,622	181,178
Weatherford International plc*	21,089	164,072
Targa Resources Corp.	5,190	154,973
Core Laboratories N.V.	1,301	146,245
RPC, Inc.	9,320	132,158
Oceaneering International, Inc.	3,797	126,212
Dril-Quip, Inc.*	1,889	114,398
Superior Energy Services, Inc.	7,375	98,751
Oil States International, Inc.*	2,842	89,580
Bristow Group, Inc.	2,960	56,003
Total Oil & Gas Services		3,174,437
Pipelines - 9.3%
Kinder Morgan, Inc.	25,009	446,661
Spectra Energy Corp.	10,695	327,267
Columbia Pipeline Group, Inc.	9,570	240,207
Williams Companies, Inc.	14,542	233,690
ONEOK, Inc.	5,919	176,741
Plains GP Holdings, LP — Class A	17,990	156,333
Enbridge, Inc.	3,490	135,796
TransCanada Corp.	3,430	134,833
SemGroup Corp. — Class A	3,043	68,163
Total Pipelines		1,919,691
Transportation - 0.9%
Golar LNG Ltd.	5,690	102,250
Teekay Corp.	10,840	93,874
Total Transportation		196,124
Mining - 0.9%
Cameco Corp.	8,289	106,431
US Silica Holdings, Inc.	3,415	77,589
Total Mining		184,020
Retail - 0.7%
World Fuel Services Corp.	2,830	137,481
Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	5,228	129,445

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Coal - 0.6%
CONSOL Energy, Inc.	10,596	$119,629
Energy-Alternate Sources - 0.2%
Green Plains, Inc.	2,240	35,750
Total Common Stocks
(Cost $14,353,094)		20,520,860

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.9%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$186,211	186,211
Total Repurchase Agreement
(Cost $186,211)		186,211
Total Investments - 100.2%
(Cost $14,539,305)		$20,707,071
Other Assets & Liabilities, net - (0.2)%		(34,015)
Total Net Assets - 100.0%		$20,673,056

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,520,860	$—	$—	$20,520,860
Repurchase Agreement	—	186,211	—	186,211
Total	$20,520,860	$186,211	$—	$20,707,071

For the period ended March 31, 2016, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 63.9%
Consumer, Non-cyclical - 28.8%
Nestle S.A. ADR	1,742	$129,971
Novartis AG ADR	1,372	99,387
Roche Holding AG ADR	3,084	94,448
British American Tobacco plc ADR	511	59,741
Novo Nordisk A/S ADR	1,039	56,303
GlaxoSmithKline plc ADR	1,325	53,729
Bayer AG ADR	451	52,902
Anheuser-Busch InBev S.A. ADR	420	52,357
Sanofi ADR	1,292	51,887
AstraZeneca plc ADR	1,365	38,438
Unilever N.V. — Class Y	856	38,246
Diageo plc ADR	344	37,107
Reckitt Benckiser Group plc ADR	1,815	35,429
Unilever plc ADR	717	32,394
Imperial Brands plc ADR	261	28,984
Total Consumer, Non-cyclical		861,323
Financial - 13.5%
HSBC Holdings plc ADR	2,135	66,442
Allianz SE ADR	2,506	40,848
Banco Santander S.A. ADR	7,972	34,758
Lloyds Banking Group plc ADR	8,670	34,247
UBS Group AG	1,969	31,543
BNP Paribas S.A. ADR	1,220	30,695
AXA S.A. ADR	1,136	26,582
Prudential plc ADR	702	26,114
ING Groep N.V. ADR	2,117	25,256
Banco Bilbao Vizcaya Argentaria S.A. ADR	3,470	22,624
Barclays plc ADR	2,272	19,585
Zurich Insurance Group AG ADR	819	17,518
Credit Suisse Group AG ADR*	1,012	14,300
Deutsche Bank AG	751	12,722
Total Financial		403,234
Energy - 6.2%
Total S.A. ADR	1,333	60,544
Royal Dutch Shell plc — Class A ADR	1,149	55,669
BP plc ADR	1,654	49,918
Eni SpA ADR	694	20,973
Total Energy		187,104
Communications - 4.5%
Vodafone Group plc ADR	1,441	46,184
Deutsche Telekom AG ADR	1,733	31,037
BT Group plc ADR	946	30,348
Telefonica S.A. ADR	2,412	26,846
Total Communications		134,415
Industrial - 3.0%
Siemens AG ADR	437	46,234
ABB Ltd. ADR*	1,206	23,421
Schneider Electric SE ADR	1,598	20,103
Total Industrial		89,758
Consumer, Cyclical - 2.9%
Daimler AG ADR	544	42,410
LVMH Moet Hennessy Louis Vuitton SE ADR	743	25,389
Cie Financiere Richemont S.A. ADR	2,860	18,876
Total Consumer, Cyclical		86,675
Basic Materials - 2.6%
BASF SE ADR	502	37,902
Air Liquide S.A. ADR	940	21,018
Rio Tinto plc ADR	657	18,573
Total Basic Materials		77,493
Technology - 1.4%
SAP SE ADR	536	43,105
Utilities - 1.0%
National Grid plc ADR	426	30,425
Total Common Stocks
(Cost $1,633,152)		1,913,532

MUTUAL FUNDS† - 2.0%
Guggenheim Strategy Fund I1	2,445	60,670
Total Mutual Funds
(Cost $60,770)		60,670

	Face Amount
REPURCHASE AGREEMENTS††,2 - 21.5%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	$289,139	289,139
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	174,730	174,730
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	93,109	93,109
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	87,365	87,365
Total Repurchase Agreements
(Cost $644,343)		644,343
Total Investments - 87.4%
(Cost $2,338,265)		$2,618,545
Other Assets & Liabilities, net - 12.6%		376,782
Total Net Assets - 100.0%		$2,995,327

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $1,852,987)	13	$41,908
		–
EQUITY FUTURES CONTRACTS PURCHASED
June 2016 STOXX 50 Index Futures Contracts†† (Aggregate Value of Contracts $1,802,993)	58	$(15,611)

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,913,532	$—	$—	$—	$—	$1,913,532
Currency Futures Contracts	—	41,908	—	—	—	41,908
Mutual Funds	60,670	—	—	—	—	60,670
Repurchase Agreements	—	—	644,343	—	—	644,343
Total	$1,974,202	$41,908	$644,343	$—	$—	$2,660,453

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$—	$—	$15,611	$—	$15,611

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
REITs – 30.1%
Simon Property Group, Inc.	366	$76,015
Public Storage	246	67,853
American Tower Corp. — Class A	610	62,445
Crown Castle International Corp.	603	52,160
Equity Residential	663	49,744
Equinix, Inc.	147	48,614
General Growth Properties, Inc.	1,592	47,330
Weyerhaeuser Co.	1,525	47,245
AvalonBay Communities, Inc.	248	47,169
Welltower, Inc.	677	46,944
Prologis, Inc.	1,043	46,079
Ventas, Inc.	688	43,316
Boston Properties, Inc.	326	41,429
Vornado Realty Trust	429	40,510
Essex Property Trust, Inc.	167	39,055
Realty Income Corp.	611	38,193
HCP, Inc.	1,114	36,294
Digital Realty Trust, Inc.	389	34,423
Host Hotels & Resorts, Inc.	2,002	33,433
Macerich Co.	418	33,122
Extra Space Storage, Inc.	350	32,711
Kimco Realty Corp.	1,118	32,176
Federal Realty Investment Trust	199	31,054
UDR, Inc.	790	30,439
SL Green Realty Corp.	312	30,227
Annaly Capital Management, Inc.	2,822	28,954
VEREIT, Inc.	3,090	27,408
Brixmor Property Group, Inc.	1,036	26,542
Duke Realty Corp.	1,165	26,259
Mid-America Apartment Communities, Inc.	250	25,553
Camden Property Trust	303	25,479
Alexandria Real Estate Equities, Inc.	280	25,449
Iron Mountain, Inc.	750	25,433
Regency Centers Corp.	330	24,701
DDR Corp.	1,375	24,461
Omega Healthcare Investors, Inc.	690	24,357
WP Carey, Inc.	390	24,274
Apartment Investment & Management Co. — Class A	580	24,256
National Retail Properties, Inc.	519	23,978
Lamar Advertising Co. — Class A	380	23,370
American Capital Agency Corp. REIT	1,254	23,362
Equity LifeStyle Properties, Inc.	320	23,274
American Campus Communities, Inc.	487	22,933
CubeSmart	686	22,844
Kilroy Realty Corp.	366	22,644
Forest City Realty Trust, Inc. — Class A	1,012	21,343
Spirit Realty Capital, Inc.	1,884	21,195
Liberty Property Trust	623	20,846
Highwoods Properties, Inc.	430	20,558
Taubman Centers, Inc.	286	20,372
Weingarten Realty Investors	541	20,298
Douglas Emmett, Inc.	663	19,963
Starwood Property Trust, Inc.	1,040	19,687
Sovran Self Storage, Inc.	166	19,580
Senior Housing Properties Trust	1,087	19,446
EPR Properties	290	19,320
Hospitality Properties Trust	718	19,070
Equity One, Inc.	660	18,916
Corrections Corporation of America	580	18,589
Healthcare Trust of America, Inc. — Class A	630	18,535
STORE Capital Corp.	690	17,857
Tanger Factory Outlet Centers, Inc.	490	17,831
Equity Commonwealth*	630	17,779
DCT Industrial Trust, Inc.	446	17,604
Healthcare Realty Trust, Inc.	550	16,990
Rayonier, Inc.	678	16,733
Sunstone Hotel Investors, Inc.	1,192	16,688
Medical Properties Trust, Inc.	1,278	16,588
RLJ Lodging Trust	702	16,062
LaSalle Hotel Properties	631	15,971
Two Harbors Investment Corp.	1,969	15,634
Education Realty Trust, Inc.	370	15,392
New Residential Investment Corp. REIT	1,323	15,386
Corporate Office Properties Trust	580	15,219
Brandywine Realty Trust	1,069	14,998
NorthStar Realty Finance Corp.	1,122	14,721
Pebblebrook Hotel Trust	490	14,244
Mack-Cali Realty Corp.	590	13,865
DiamondRock Hospitality Co.	1,357	13,733
WP GLIMCHER, Inc.	1,312	12,451
Total REITs		2,196,975
Banks - 28.8%
Wells Fargo & Co.	3,046	147,305
JPMorgan Chase & Co.	2,389	141,476
Bank of America Corp.	8,405	113,636
Citigroup, Inc.	2,484	103,707
Goldman Sachs Group, Inc.	519	81,473
U.S. Bancorp	1,970	79,962
Morgan Stanley	2,599	65,001
PNC Financial Services Group, Inc.	729	61,652
Bank of New York Mellon Corp.	1,618	59,591
Capital One Financial Corp.	829	57,458
BB&T Corp.	1,444	48,041
State Street Corp.	785	45,938
SunTrust Banks, Inc.	1,122	40,482
M&T Bank Corp.	358	39,737
ICICI Bank Ltd. ADR	5,524	39,551
Northern Trust Corp.	575	37,473
Royal Bank of Canada	611	35,169
HDFC Bank Ltd. ADR	560	34,513
Toronto-Dominion Bank	794	34,245
Fifth Third Bancorp	2,051	34,231
Credicorp Ltd.	260	34,063

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Banks - 28.8% (continued)
HSBC Holdings plc ADR	1,088	$33,859
Itau Unibanco Holding S.A. ADR	3,861	33,166
Banco Bradesco S.A. ADR	4,402	32,795
Bank of Nova Scotia	670	32,736
Bank of Montreal	530	32,166
Citizens Financial Group, Inc.	1,500	31,425
Popular, Inc.	1,085	31,042
First Republic Bank	460	30,654
Regions Financial Corp.	3,769	29,587
Barclays plc ADR	3,390	29,222
Deutsche Bank AG	1,717	29,086
KeyCorp	2,611	28,825
Banco Santander S.A. ADR	6,402	27,913
Huntington Bancshares, Inc.	2,767	26,397
Signature Bank*	180	24,502
Comerica, Inc.	634	24,010
SVB Financial Group*	230	23,472
CIT Group, Inc.	695	21,566
PacWest Bancorp	564	20,953
Zions Bancorporation	856	20,724
East West Bancorp, Inc.	632	20,527
Bank of the Ozarks, Inc.	440	18,467
Western Alliance Bancorporation*	550	18,359
Synovus Financial Corp.	630	18,213
FirstMerit Corp.	840	17,682
Umpqua Holdings Corp.	1,114	17,668
Cullen/Frost Bankers, Inc.	320	17,635
PrivateBancorp, Inc. — Class A	440	16,984
Webster Financial Corp.	471	16,909
Prosperity Bancshares, Inc.	362	16,793
First Horizon National Corp.	1,280	16,768
Texas Capital Bancshares, Inc.*	320	12,282
Total Banks		2,107,091
Insurance - 21.2%
Berkshire Hathaway, Inc. — Class B*	1,242	176,215
American International Group, Inc.	1,395	75,399
MetLife, Inc.	1,491	65,514
Travelers Companies, Inc.	486	56,721
Chubb Ltd.	475	56,596
Marsh & McLennan Companies, Inc.	886	53,860
Prudential Financial, Inc.	733	52,937
Aflac, Inc.	758	47,860
Allstate Corp.	702	47,294
Aon plc	424	44,287
Progressive Corp.	1,215	42,695
Hartford Financial Services Group, Inc.	864	39,813
Willis Towers Watson plc	328	38,920
XL Group plc — Class A	1,028	37,830
Everest Re Group Ltd.	183	36,130
RenaissanceRe Holdings Ltd.	300	35,949
Markel Corp.*	40	35,663
Loews Corp.	879	33,631
Arch Capital Group Ltd.*	470	33,417
Axis Capital Holdings Ltd.	590	32,721
Manulife Financial Corp.	2,236	31,595
Cincinnati Financial Corp.	483	31,569
Endurance Specialty Holdings Ltd.	480	31,363
Principal Financial Group, Inc.	789	31,126
Assured Guaranty Ltd.	1,200	30,360
Lincoln National Corp.	724	28,381
Arthur J Gallagher & Co.	600	26,688
Alleghany Corp.*	53	26,299
WR Berkley Corp.	450	25,290
Unum Group	816	25,231
Reinsurance Group of America, Inc. — Class A	250	24,063
Torchmark Corp.	440	23,830
American Financial Group, Inc.	330	23,222
Voya Financial, Inc.	770	22,923
Assurant, Inc.	270	20,831
Old Republic International Corp.	1,130	20,656
AmTrust Financial Services, Inc.	782	20,238
First American Financial Corp.	520	19,817
MGIC Investment Corp.*	1,941	14,887
Radian Group, Inc.	1,170	14,508
Genworth Financial, Inc. — Class A*	3,750	10,238
Total Insurance		1,546,567
Diversified Financial Services - 13.2%
BlackRock, Inc. — Class A	216	73,562
American Express Co.	1,193	73,250
Charles Schwab Corp.	2,075	58,142
CME Group, Inc. — Class A	560	53,788
Intercontinental Exchange, Inc.	206	48,439
Synchrony Financial*	1,623	46,515
Franklin Resources, Inc.	1,143	44,634
Discover Financial Services	863	43,944
T. Rowe Price Group, Inc.	539	39,595
TD Ameritrade Holding Corp.	1,253	39,507
Ameriprise Financial, Inc.	401	37,698
Invesco Ltd.	1,078	33,170
Nasdaq, Inc.	486	32,261
Ally Financial, Inc.*	1,520	28,454
Affiliated Managers Group, Inc.*	170	27,608
E*TRADE Financial Corp.*	1,007	24,661
Raymond James Financial, Inc.	510	24,281
CBOE Holdings, Inc.	340	22,212
Santander Consumer USA Holdings, Inc.*	1,940	20,351
MarketAxess Holdings, Inc.	160	19,973
Navient Corp.	1,590	19,032
Eaton Vance Corp.	550	18,436
OneMain Holdings, Inc.*	660	18,104
Legg Mason, Inc.	510	17,687
LendingClub Corp.*	2,040	16,932
SLM Corp.*	2,422	15,404
Janus Capital Group, Inc.	1,033	15,113
LPL Financial Holdings, Inc.	550	13,640
NorthStar Asset Management Group, Inc.	1,188	13,484
Waddell & Reed Financial, Inc. — Class A	520	12,241

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Diversified Financial Services - 13.2% (continued)
WisdomTree Investments, Inc.	1,000	$11,430
Total Diversified Financial Services		963,548
Commercial Services - 1.8%
McGraw Hill Financial, Inc.	630	62,358
Moody's Corp.	415	40,072
SEI Investments Co.	599	25,787
Total Commercial Services		128,217
Real Estate - 1.4%
Brookfield Asset Management, Inc. — Class A	920	32,007
CBRE Group, Inc. — Class A*	1,028	29,626
Realogy Holdings Corp.*	615	22,208
Jones Lang LaSalle, Inc.	180	21,118
Total Real Estate		104,959
Savings & Loans - 1.3%
New York Community Bancorp, Inc.	1,706	27,125
People's United Financial, Inc.	1,322	21,059
Investors Bancorp, Inc.	1,670	19,439
First Niagara Financial Group, Inc.	1,817	17,589
BofI Holding, Inc.*	550	11,737
Total Savings & Loans		96,949
Investment Companies - 0.6%
American Capital Ltd.*	1,610	24,536
Ares Capital Corp.	1,400	20,776
Total Investment Companies		45,312
Software - 0.4%
MSCI, Inc. — Class A	350	25,928
Media - 0.3%
FactSet Research Systems, Inc.	160	24,245
Holding Companies-Diversified - 0.3%
Leucadia National Corp.	1,386	22,412
Total Common Stocks
(Cost $4,498,800)		7,262,203
Total Investments - 99.4%
(Cost $4,498,800)		$7,262,203
Other Assets & Liabilities, net - 0.6%		41,492
Total Net Assets - 100.0%		$7,303,695

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,262,203	$—	$—	$7,262,203

For the period ended March 31, 2016, there were no transfers between levels.

Global Diversified Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 99.4%
United States of America - 45.6%
iShares MSCI USA Quality Factor ETF	139,890	$9,179,583
Technology Select Sector SPDR Fund	175,820	7,799,375
Vanguard Dividend Appreciation ETF	75,297	6,117,881
iShares Russell 1000 Growth ETF	38,154	3,807,006
Energy Select Sector SPDR Fund	57,450	3,557,304
Financial Select Sector SPDR Fund	115,900	2,608,909
Health Care Select Sector SPDR Fund	32,410	2,196,750
Vanguard Information Technology ETF	17,500	1,916,775
Total United States of America		37,183,583
Global - 24.4%
Vanguard FTSE All-World ex-US ETF — Class U	197,830	8,536,364
PowerShares International Dividend Achievers Portfolio	308,542	4,279,477
iShares Russell Top 200 Growth ETF	41,500	2,229,380
PowerShares DB Commodity Index Tracking Fund*	116,000	1,541,640
iShares MSCI EAFE ETF	22,660	1,294,566
iShares Global 100 ETF	17,430	1,253,566
WisdomTree Global ex-US Quality Dividend Growth Fund	16,000	750,240
Total Global		19,885,233
Emerging Markets - 10.7%
WisdomTree Emerging Markets High Dividend Fund	175,463	6,111,376
iShares Core MSCI Emerging Markets ETF	63,500	2,642,870
Total Emerging Markets		8,754,246
European Region - 5.5%
Vanguard FTSE Europe ETF	92,800	4,504,512
Asian Pacific Region ex Japan - 3.9%
iShares MSCI All Country Asia ex Japan ETF	57,619	3,147,726
Eurozone - 3.7%
iShares MSCI Eurozone ETF	88,900	3,057,271
Japan - 2.7%
iShares MSCI Japan ETF	193,900	2,212,399
Asian Pacific Region - 2.0%
Vanguard FTSE Pacific ETF	30,000	1,658,100
Spain - 0.5%
iShares MSCI Spain Capped ETF	15,000	407,700
Italy - 0.4%
iShares MSCI Italy Capped ETF	24,000	292,800
Total Exchange-Traded Funds
(Cost $79,938,708)		81,103,570

CLOSED-END FUNDS† - 0.4%
Morgan Stanley China A Share Fund, Inc.	20,146	340,870
Total Closed-End Funds
(Cost $490,012)		340,870

SHORT TERM INVESTMENTS† - 0.6%
First American Treasury Obligations Fund - Y Class Shares 0.00%[1]	502,429	502,429
Total Short Term Investments
(Cost $502,429)		502,429
Total Investments - 100.4%
(Cost $80,931,149)		$81,946,869
Other Assets & Liabilities, net - (0.4)%		(311,260)
Total Net Assets - 100.0%		$81,635,609

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$340,870	$—	$—	$340,870
Exchange-Traded Funds	81,103,570	—	—	81,103,570
Short Term Investments	502,429	—	—	502,429
Total	$81,946,869	$—	$—	$81,946,869

For the period ended March 31, 2016, there were no transfers between levels.

Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 96.4%
United States of America - 45.2%
iShares MSCI USA Minimum Volatility ETF	52,500	$2,306,326
iShares MSCI USA Quality Factor ETF	34,500	2,263,890
First Trust NASDAQ Technology Dividend Index Fund	73,500	1,977,885
Financial Select Sector SPDR Fund	83,040	1,869,230
iShares Russell Top 200 Growth ETF	26,500	1,423,580
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	10,226	950,609
Total United States of America		10,791,520
Global - 31.7%
iShares MSCI EAFE Minimum Volatility ETF	29,000	1,926,761
SPDR Doubleline Total Return Tactical ETF	28,730	1,418,687
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	54,500	1,391,930
iShares Global Healthcare ETF	8,920	858,996
iShares Global Energy ETF	21,926	647,036
FlexShares STOXX Global Broad Infrastructure Index Fund	12,500	543,000
PowerShares DB Commodity Index Tracking Fund*	38,481	511,412
Vanguard Total International Bond ETF	5,020	273,791
Total Global		7,571,613
Emerging Markets - 12.5%
EGShares Emerging Markets Consumer ETF	56,000	1,264,480
PowerShares Emerging Markets Sovereign Debt Portfolio	34,848	986,198
iShares MSCI Emerging Markets Minimum Volatility ETF	14,500	744,865
Total Emerging Markets		2,995,543
Eurozone - 4.8%
iShares MSCI Eurozone ETF	33,000	1,134,870
Japan - 2.2%
WisdomTree Japan Hedged Equity Fund	12,200	533,262
Total Exchange-Traded Funds
(Cost $22,097,566)		23,026,808

SHORT TERM INVESTMENTS† - 3.7%
First American Treasury Obligations Fund - Y Class Shares 0.00%[1]	894,885	894,885
Total Short Term Investments
(Cost $894,885)		894,885
Total Investments - 100.1%
(Cost $22,992,451)		$23,921,693
Other Assets & Liabilities, net - (0.1)%		(29,142)
Total Net Assets - 100.0%		$23,892,551

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$23,026,808	$—	$—	$23,026,808
Short Term Investments	894,885	—	—	894,885
Total	$23,921,693	$—	$—	$23,921,693

For the period ended March 31, 2016, there were no transfers between levels.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 76.7%
Guggenheim Variable Insurance Strategy Fund III[1]	224,132	$5,531,575
Guggenheim Strategy Fund II1	137,782	3,401,841
Guggenheim Strategy Fund III[1]	101,645	2,507,585
Guggenheim Strategy Fund I1	24,949	618,984
Total Mutual Funds
(Cost $12,147,992)		12,059,985

	Face Amount
REPURCHASE AGREEMENTS††,2 - 5.5%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	$391,635	391,635
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	236,669	236,669
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	126,115	126,115
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	118,335	118,335
Total Repurchase Agreements
(Cost $872,754)		872,754
Total Investments - 82.2%
(Cost $13,020,746)		$12,932,739
Other Assets & Liabilities, net - 17.8%		2,798,057
Total Net Assets - 100.0%		$15,730,796

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $2,850,750)	20	$68,974
June 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $1,757,430)	23	39,143
June 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,557,850)	14	10,644
(Total Aggregate Value of Contracts $6,166,030)		$118,761

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $2,959,875)	18	$40,629
June 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $23,729,237)	159	32,856
June 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $5,023,963)	27	29,021
June 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $25,576,436)	19	17,226
June 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,173,797)	9	7,946
June 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,521,261)	14	1,648
June 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $31,418,480)	247	(13,522)
(Total Aggregate Value of Contracts $91,403,049)		$115,804

EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $3,254,520)	37	$44,872
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,742,925)	17	24,097
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,163,565)	13	18,893
April 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $803,183)	6	10,805
June 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $963,251)	11	4,075
June 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $1,063,700)	11	3,249
April 2016 MSCI Taiwan Stock Index Futures Contracts†† (Aggregate Value of Contracts $672,567)	21	(1,437)
April 2016 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $197,151)	2	(5,741)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
April 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $1,295,784)	13	$(9,397)
(Total Aggregate Value of Contracts $11,156,646)		$89,416

COMMODITY FUTURES CONTRACTS PURCHASED†
May 2016 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $239,344)	5	$1,705
May 2016 Wheat Futures Contracts (Aggregate Value of Contracts $165,200)	7	1,698
May 2016 LME Nickel Futures Contracts (Aggregate Value of Contracts $152,433)	3	185
May 2016 Soybean Futures Contracts (Aggregate Value of Contracts $909,750)	20	(802)
May 2016 Copper Futures Contracts (Aggregate Value of Contracts $109,250)	2	(2,254)
May 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $424,183)	7	(4,711)
May 2016 Corn Futures Contracts (Aggregate Value of Contracts $490,700)	28	(9,085)
May 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,467,984)	85	(25,945)
June 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,646,280)	51	(39,449)
(Total Aggregate Value of Contracts $5,605,124)		$(78,658)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $602,650)	17	$35,559
May 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $933,280)	32	17,578
May 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $904,820)	46	12,860
May 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $317,188)	7	6,968
May 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $1,592,925)	67	2,564
June 2016 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $862,960)	7	2,354
May 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $85,050)	2	717
May 2016 Silver Futures Contracts (Aggregate Value of Contracts $77,150)	1	167
June 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $645,320)	13	(2,214)
May 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,928,629)	51	(28,642)
(Total Aggregate Value of Contracts $7,949,972)		$47,911

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $296,809)	2	$4,123
June 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $850,700)	3	2,314
April 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $397,793)	8	2,197
June 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $110,890)	1	(200)
April 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $812,884)	14	(10,377)
(Total Aggregate Value of Contracts $2,469,076)		$(1,943)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $154,040)	2	$215

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
June 2016 British Pound Futures Contracts (Aggregate Value of Contracts $2,783,413)	31	$185
June 2016 Swiss Franc Futures Contracts (Aggregate Value of Contracts $3,521,137)	27	(41,408)
(Total Aggregate Value of Contracts $6,458,590)		$(41,008)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $522,350)	3	$561
June 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $862,813)	5	(2,203)
June 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,104,680)	11	(6,021)
June 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $7,514,109)	62	(38,710)
June 2016 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $21,804,806)	254	(48,281)
(Total Aggregate Value of Contracts $31,808,758)		$(94,654)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$82,355	$—	$—	$—	$82,355
Currency Futures Contracts	—	119,161	—	—	—	119,161
Equity Futures Contracts	—	87,862	—	26,763	—	114,625
Interest Rate Futures Contracts	—	48,575	—	81,312	—	129,887
Mutual Funds	12,059,985	—	—	—	—	12,059,985
Repurchase Agreements	—	—	872,754	—	—	872,754
Total	$12,059,985	$337,953	$872,754	$108,075	$—	$13,378,767

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$113,102	$—	$—	$—	$113,102
Currency Futures Contracts	—	41,408	—	—	—	41,408
Equity Futures Contracts	—	200	—	26,952	—	27,152
Interest Rate Futures Contracts	—	40,913	—	67,824	—	108,737
Total	$—	$195,623	$—	$94,776	$—	$290,399

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 10.2%
Guggenheim Strategy Fund I1	114,227	$2,833,979
Total Mutual Funds
(Cost $2,834,303)		2,833,979

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 47.5%
U.S. Treasury Bond
2.50% due 02/15/46	$13,600,000	13,260,000
Total U.S. Government Securities
(Cost $13,119,690)		13,260,000

FEDERAL AGENCY DISCOUNT NOTES†† - 7.2%
Federal Home Loan Bank[2]
0.25% due 04/01/16	1,000,000	1,000,000
Freddie Mac[3]
0.24% due 04/07/16	1,000,000	999,960
Total Federal Agency Discount Notes
(Cost $1,999,960)		1,999,960

FEDERAL AGENCY NOTES†† - 1.3%
Freddie Mac[3]
2.50% due 05/27/16	368,000	369,251
Total Federal Agency Notes
(Cost $369,194)		369,251

REPURCHASE AGREEMENTS††,4 - 30.2%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	3,771,347	3,771,347
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	2,279,066	2,279,066
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	1,214,460	1,214,460
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	1,139,533	1,139,533
Total Repurchase Agreements
(Cost $8,404,406)		8,404,406
Total Investments - 96.5%
(Cost $26,727,553)		$26,867,596
Other Assets & Liabilities, net - 3.5%		990,059
Total Net Assets - 100.0%		$27,857,655

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $24,158,750)	140	$19,554

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Notes	$—	$—	$369,251	$—	$369,251
Federal Agency Discount Notes	—	—	1,999,960	—	1,999,960
Interest Rate Futures Contracts	—	19,554	—	—	19,554
Mutual Funds	2,833,979	—	—	—	2,833,979
Repurchase Agreements	—	—	8,404,406	—	8,404,406
U.S. Government Securities	—	—	13,260,000	—	13,260,000
Total	$2,833,979	$19,554	$24,033,617	$—	$26,887,150

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 96.4%
United States of America - 47.7%
iShares TIPS Bond ETF	49,150	$5,634,556
iShares MSCI USA Quality Factor ETF	84,087	5,517,789
PowerShares Fundamental High Yield Corporate Bond Portfolio	256,068	4,558,010
Vanguard Dividend Appreciation ETF	36,600	2,973,750
Fidelity Total Bond ETF	49,883	2,435,787
WisdomTree Managed Futures Strategy Fund*	58,000	2,428,460
Vanguard Information Technology ETF	15,300	1,675,809
Technology Select Sector SPDR Fund	36,200	1,605,832
Financial Select Sector SPDR Fund	58,700	1,321,337
Energy Select Sector SPDR Fund	17,750	1,099,080
SPDR Blackstone / GSO Senior Loan ETF	22,300	1,036,504
iShares Core U.S. Aggregate Bond ETF	8,000	886,720
iShares MSCI USA Value Factor ETF	12,500	766,875
WisdomTree Continuous Commodity Index Fund*	20,000	374,000
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	10,000	252,700
PowerShares CEF Income Composite Portfolio	7,500	161,925
iShares North American Tech-Software ETF	1,500	151,005
Total United States of America		32,880,139
Global - 25.6%
PIMCO Total Return Active Exchange-Traded Fund	73,559	7,758,267
SPDR Doubleline Total Return Tactical ETF	65,000	3,209,700
iShares MSCI EAFE Minimum Volatility ETF	36,000	2,391,840
PowerShares DB Commodity Index Tracking Fund*	130,000	1,727,700
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	10,452	1,053,353
FlexShares International Quality Dividend Index Fund	42,000	926,940
Market Vectors Junior Gold Miners ETF	19,000	529,150
Total Global		17,596,950
Emerging Markets - 12.4%
iShares JP Morgan USD Emerging Markets Bond ETF	21,203	2,339,751
PowerShares Emerging Markets Sovereign Debt Portfolio	56,610	1,602,063
WisdomTree Emerging Markets High Dividend Fund	41,244	1,436,529
PowerShares FTSE RAFI Emerging Markets Portfolio	90,500	1,412,705
iShares MSCI Emerging Markets Minimum Volatility ETF	20,000	1,027,400
iShares Core MSCI Emerging Markets ETF	18,000	749,160
Total Emerging Markets		8,567,608
European Region - 6.0%
Vanguard FTSE Europe ETF	85,000	4,125,900
Japan - 2.2%
iShares MSCI Japan ETF	130,200	1,485,582
Eurozone - 1.2%
iShares MSCI Eurozone ETF	24,700	849,433
Asian Pacific Region ex Japan - 1.2%
iShares MSCI All Country Asia ex Japan ETF	14,672	801,531
Russia - 0.1%
iShares MSCI Russia Capped ETF	5,000	64,150
Total Exchange-Traded Funds
(Cost $66,209,361)		66,371,293

CLOSED-END FUNDS† - 1.4%
Morgan Stanley China A Share Fund, Inc.	13,220	223,682
BlackRock Corporate High Yield Fund, Inc.	21,878	218,124
Kayne Anderson MLP Investment Co.*	11,000	182,270
Templeton Global Income Fund	25,000	163,000
PIMCO Dynamic Credit Income Fund	9,000	156,960
Total Closed-End Funds
(Cost $1,016,608)		944,036

SHORT TERM INVESTMENTS† - 9.2%
First American Treasury Obligations Fund - Y Class Shares 0.00%[1]	6,341,207	6,341,207
Total Short Term Investments
(Cost $6,341,207)		6,341,207
Total Investments - 107.0%
(Cost $73,567,176)		$73,656,536
Other Assets & Liabilities, net - (7.0)%		(4,805,826)
Total Net Assets - 100.0%		$68,850,710

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.

See Sector Classification in Other Information section.

Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$944,036	$—	$—	$944,036
Exchange-Traded Funds	66,371,293	—	—	66,371,293
Short Term Investments	6,341,207	—	—	6,341,207
Total	$73,656,536	$—	$—	$73,656,536

For the period ended March 31, 2016, there were no transfers between levels.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.0%
Pharmaceuticals - 37.2%
Johnson & Johnson	6,835	$739,546
Pfizer, Inc.	19,479	577,357
Merck & Company, Inc.	9,904	524,021
Bristol-Myers Squibb Co.	7,096	453,292
Allergan plc*	1,595	427,508
AbbVie, Inc.	7,239	413,492
Eli Lilly & Co.	5,289	380,861
Express Scripts Holding Co.*	4,149	284,995
McKesson Corp.	1,622	255,060
Baxalta, Inc.	5,477	221,271
Zoetis, Inc.	4,916	217,926
Cardinal Health, Inc.	2,654	217,495
Teva Pharmaceutical Industries Ltd. ADR	4,036	215,966
Mylan N.V.*	4,659	215,945
Shire plc ADR	1,190	204,561
Perrigo Company plc	1,586	202,897
Endo International plc*	6,961	195,952
AmerisourceBergen Corp. — Class A	2,018	174,658
Alkermes plc*	4,820	164,796
Jazz Pharmaceuticals plc*	1,165	152,091
AstraZeneca plc ADR	5,378	151,444
GlaxoSmithKline plc ADR	3,635	147,399
Novartis AG ADR	1,973	142,924
Valeant Pharmaceuticals International, Inc.*	4,954	130,290
Novo Nordisk A/S ADR	2,329	126,209
Mallinckrodt plc*	1,988	121,825
Quintiles Transnational Holdings, Inc.*	1,780	115,878
DexCom, Inc.*	1,560	105,939
OPKO Health, Inc.*	8,966	93,157
VCA, Inc.*	1,610	92,881
ACADIA Pharmaceuticals, Inc.*	3,130	87,515
Neurocrine Biosciences, Inc.*	2,090	82,660
Horizon Pharma plc*	4,830	80,033
Akorn, Inc.*	3,365	79,178
Catalent, Inc.*	2,900	77,343
Prestige Brands Holdings, Inc.*	1,310	69,941
Pacira Pharmaceuticals, Inc.*	1,260	66,755
Owens & Minor, Inc.	1,650	66,693
Impax Laboratories, Inc.*	2,030	65,001
Amicus Therapeutics, Inc.*	6,020	50,869
Radius Health, Inc.*	1,530	48,103
Insys Therapeutics, Inc.*	2,780	44,452
Depomed, Inc.*	2,950	41,094
Sarepta Therapeutics, Inc.*	2,050	40,016
Clovis Oncology, Inc.*	1,940	37,248
Relypsa, Inc.*	2,330	31,572
Total Pharmaceuticals		8,436,109
Healthcare-Products - 21.9%
Abbott Laboratories	8,055	336,941
Thermo Fisher Scientific, Inc.	2,204	312,064
Medtronic plc	4,155	311,625
Stryker Corp.	2,484	266,509
Becton Dickinson and Co.	1,563	237,295
Boston Scientific Corp.*	11,599	218,177
Baxter International, Inc.	5,137	211,028
Intuitive Surgical, Inc.*	339	203,756
Zimmer Biomet Holdings, Inc.	1,810	193,000
Edwards Lifesciences Corp.*	2,098	185,065
St. Jude Medical, Inc.	3,017	165,935
CR Bard, Inc.	803	162,744
DENTSPLY SIRONA, Inc.	2,594	159,868
Henry Schein, Inc.*	922	159,165
STERIS plc	2,030	144,232
Hologic, Inc.*	3,786	130,617
ResMed, Inc.	2,108	121,885
LivaNova plc*	2,170	117,137
Varian Medical Systems, Inc.*	1,461	116,909
Cooper Companies, Inc.	755	116,247
IDEXX Laboratories, Inc.*	1,450	113,564
Teleflex, Inc.	697	109,436
Align Technology, Inc.*	1,433	104,165
West Pharmaceutical Services, Inc.	1,373	95,176
Bruker Corp.	3,220	90,160
Patterson Companies, Inc.	1,900	88,407
ABIOMED, Inc.*	920	87,225
Alere, Inc.*	1,700	86,037
Hill-Rom Holdings, Inc.	1,550	77,965
Bio-Techne Corp.	810	76,561
Cepheid*	2,050	68,388
NuVasive, Inc.*	1,400	68,110
HeartWare International, Inc.*	990	31,106
Total Healthcare-Products		4,966,499
Biotechnology - 18.9%
Gilead Sciences, Inc.	5,083	466,924
Amgen, Inc.	2,956	443,193
Celgene Corp.*	3,721	372,435
Biogen, Inc.*	1,239	322,536
Regeneron Pharmaceuticals, Inc.*	701	252,668
Alexion Pharmaceuticals, Inc.*	1,772	246,698
Illumina, Inc.*	1,309	212,202
Vertex Pharmaceuticals, Inc.*	2,351	186,881
Incyte Corp.*	2,290	165,956
BioMarin Pharmaceutical, Inc.*	1,950	160,836
Medivation, Inc.*	2,868	131,871
Alnylam Pharmaceuticals, Inc.*	1,627	102,127
Ionis Pharmaceuticals, Inc.*	2,340	94,770
Seattle Genetics, Inc.*	2,630	92,287
United Therapeutics Corp.*	810	90,258
Charles River Laboratories International, Inc.*	1,080	82,015
Juno Therapeutics, Inc.*	2,110	80,370
Intrexon Corp.*	2,300	77,947
Intercept Pharmaceuticals, Inc.*	592	76,054
Myriad Genetics, Inc.*	1,810	67,748
Ligand Pharmaceuticals, Inc. — Class B*	600	64,254
Kite Pharma, Inc.*	1,390	63,815
Medicines Co.*	1,980	62,905
Novavax, Inc.*	10,680	55,109
Acorda Therapeutics, Inc.*	1,860	49,197
Achillion Pharmaceuticals, Inc.*	6,350	49,022
ARIAD Pharmaceuticals, Inc.*	7,570	48,372

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Biotechnology - 18.9% (continued)
ZIOPHARM Oncology, Inc.*	6,124	$45,440
AMAG Pharmaceuticals, Inc.*	1,800	42,120
Puma Biotechnology, Inc.*	1,290	37,887
Exact Sciences Corp.*	5,440	36,666
Total Biotechnology		4,280,563
Healthcare-Services - 15.7%
UnitedHealth Group, Inc.	3,596	463,523
Aetna, Inc.	2,339	262,786
Anthem, Inc.	1,789	248,653
Cigna Corp.	1,811	248,542
HCA Holdings, Inc.*	3,005	234,541
Humana, Inc.	1,177	215,332
Centene Corp.*	2,879	177,255
DaVita HealthCare Partners, Inc.*	2,194	160,996
Universal Health Services, Inc. — Class B	1,196	149,165
Laboratory Corporation of America Holdings*	1,234	144,539
Quest Diagnostics, Inc.	1,874	133,897
ICON plc*	1,680	126,168
MEDNAX, Inc.*	1,600	103,392
Acadia Healthcare Company, Inc.*	1,760	96,994
Amsurg Corp. — Class A*	1,160	86,536
WellCare Health Plans, Inc.*	910	84,403
Envision Healthcare Holdings, Inc.*	3,950	80,580
HealthSouth Corp.	2,080	78,270
Molina Healthcare, Inc.*	1,210	78,033
Brookdale Senior Living, Inc. — Class A*	4,640	73,683
LifePoint Health, Inc.*	1,053	72,920
Tenet Healthcare Corp.*	2,498	72,267
Community Health Systems, Inc.*	3,597	66,580
Chemed Corp.	480	65,016
Kindred Healthcare, Inc.	3,610	44,584
Total Healthcare-Services		3,568,655
Software - 2.4%
Cerner Corp.*	3,306	175,085
IMS Health Holdings, Inc.*	4,880	129,564
athenahealth, Inc.*	710	98,534
Allscripts Healthcare Solutions, Inc.*	5,440	71,862
Medidata Solutions, Inc.*	1,650	63,872
Total Software		538,917
Electronics - 2.3%
Agilent Technologies, Inc.	3,712	147,923
Waters Corp.*	1,043	137,593
Mettler-Toledo International, Inc.*	374	128,940
PerkinElmer, Inc.	1,980	97,931
Total Electronics		512,387
Commercial Services - 0.6%
PAREXEL International Corp.*	1,257	78,852
Team Health Holdings, Inc.*	1,690	70,659
Total Commercial Services		149,511
Total Common Stocks
(Cost $12,761,044)		22,452,641

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/17	3,790	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$161,842	161,842
Total Repurchase Agreement
(Cost $161,842)		161,842
Total Investments - 99.7%
(Cost $12,922,886)		$22,614,483
Other Assets & Liabilities, net - 0.3%		69,813
Total Net Assets - 100.0%		$22,684,296

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,452,641	$—	$—	$22,452,641
Repurchase Agreement	—	161,842	—	161,842
Rights	—	—	—	—
Total	$22,452,641	$161,842	$—	$22,614,483

For the period ended March 31, 2016, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS - 19.8%
iShares iBoxx $ High Yield Corporate Bond ETF	10,655	$870,406
SPDR Barclays High Yield Bond ETF	24,806	849,606
Total Exchange-Traded Funds
(Cost $1,643,998)		1,720,012

MUTUAL FUNDS† - 25.7%
Guggenheim Strategy Fund II1	59,469	1,468,282
Guggenheim Strategy Fund I1	31,169	773,309
Total Mutual Funds
(Cost $2,245,012)		2,241,591

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 16.7%
Freddie Mac[2]
0.25% due 04/04/16	$500,000	499,990
0.25% due 04/08/16	450,000	449,978
Total Freddie Mac		949,968
Federal Home Loan Bank[3]
0.23% due 04/01/16	500,000	499,999
Total Federal Agency Discount Notes
(Cost $1,449,967)		1,449,967

REPURCHASE AGREEMENTS††,4 - 5.1%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	197,931	197,931
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	119,613	119,613
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	63,739	63,739
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	59,806	59,806
Total Repurchase Agreements
(Cost $441,089)		441,089
Total Investments - 67.3%
(Cost $5,780,066)		$5,852,659
Other Assets & Liabilities, net - 32.7%		2,849,757
Total Net Assets - 100.0%		$8,702,416

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $6,059,766)	50	$37,837

CENTRALLY CLEARED CREDIT DEFAULT SWAPS PROTECTION SOLD††

Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.26 Index	Barclays Bank plc	ICE	5.00%	06/20/21	$6,800,000	$(6,987,000)	$125,506	$61,494

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.
[5]	CDX.NA.HY.26 Index — Credit Default Swap North American High Yield Series 26 Index
[6]	ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Exchange-Traded Funds	$1,720,012	$—	$—	$—	$—	$1,720,012
Credit Default Swaps	—	—	—	61,494	—	61,494
Federal Agency Discount Notes	—	—	1,449,967	—	—	1,449,967
Interest Rate Futures Contracts	—	37,837	—	—	—	37,837
Mutual Funds	2,241,591	—	—	—	—	2,241,591
Repurchase Agreements	—	—	441,089	—	—	441,089
Total	$3,961,603	$37,837	$1,891,056	$61,494	$—	$5,951,990

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Internet - 52.0%
Alphabet, Inc. — Class A*	532	$405,863
Facebook, Inc. — Class A*	2,899	330,775
Amazon.com, Inc.*	527	312,848
Priceline Group, Inc.*	113	145,651
Alibaba Group Holding Ltd. ADR*	1,840	145,415
Netflix, Inc.*	1,181	120,734
Baidu, Inc. ADR*	622	118,727
Yahoo!, Inc.*	2,978	109,620
eBay, Inc.*	4,034	96,251
JD.com, Inc. ADR*	2,840	75,260
Expedia, Inc.	678	73,102
LinkedIn Corp. — Class A*	637	72,842
Ctrip.com International Ltd. ADR*	1,606	71,082
Symantec Corp.	3,386	62,235
Vipshop Holdings Ltd. ADR*	4,735	60,987
Twitter, Inc.*	3,624	59,977
TripAdvisor, Inc.*	855	56,858
VeriSign, Inc.*	627	55,515
Qihoo 360 Technology Company Ltd. ADR*	688	51,978
MercadoLibre, Inc.	434	51,147
F5 Networks, Inc.*	462	48,903
Yandex N.V. — Class A*	3,191	48,886
SouFun Holdings Ltd. ADR*	8,157	48,860
YY, Inc. ADR*	792	48,779
58.com, Inc. ADR*	874	48,638
Youku Tudou, Inc. ADR*	1,736	47,723
Autohome, Inc. ADR*	1,691	47,247
SINA Corp.*	959	45,428
Sohu.com, Inc.*	887	43,942
Liberty Ventures*	1,121	43,854
Bitauto Holdings Ltd. ADR*	1,665	41,275
Zillow Group, Inc. — Class A*	1,574	40,216
Zillow Group, Inc. — Class C*	1,632	38,727
IAC/InterActiveCorp	737	34,698
Wayfair, Inc. — Class A*	754	32,588
WebMD Health Corp. — Class A*	461	28,872
GrubHub, Inc.*	1,076	27,040
Groupon, Inc. — Class A*	6,669	26,609
Cogent Communications Holdings, Inc.	624	24,355
comScore, Inc.*	782	23,491
Pandora Media, Inc.*	2,624	23,485
Stamps.com, Inc.*	220	23,382
Shutterfly, Inc.*	494	22,907
Yelp, Inc. — Class A*	1,063	21,132
Shutterstock, Inc.*	550	20,202
Total Internet		3,378,106
Telecommunications - 14.4%
Cisco Systems, Inc.	7,597	216,286
Palo Alto Networks, Inc.*	436	71,129
Motorola Solutions, Inc.	871	65,935
Juniper Networks, Inc.	2,160	55,101
Nokia Oyj ADR	8,743	51,671
Telefonaktiebolaget LM Ericsson ADR	4,877	48,916
CommScope Holding Company, Inc.*	1,485	41,461
ARRIS International plc*	1,663	38,116
Arista Networks, Inc.*	598	37,734
ViaSat, Inc.*	459	33,727
Ubiquiti Networks, Inc.*	891	29,644
Ciena Corp.*	1,543	29,348
Infinera Corp.*	1,662	26,692
InterDigital, Inc.	460	25,599
Finisar Corp.*	1,370	24,989
Viavi Solutions, Inc.*	3,339	22,906
Polycom, Inc.*	1,939	21,620
Plantronics, Inc.	535	20,967
NETGEAR, Inc.*	507	20,468
LogMeIn, Inc.*	402	20,285
Gogo, Inc.*	1,517	16,702
Ruckus Wireless, Inc.*	1,695	16,628
Total Telecommunications		935,924
Software - 11.5%
salesforce.com, Inc.*	1,747	128,980
Intuit, Inc.	913	94,961
Red Hat, Inc.*	914	68,102
Check Point Software Technologies Ltd.*	731	63,941
Citrix Systems, Inc.*	800	62,864
NetEase, Inc. ADR	412	59,155
Akamai Technologies, Inc.*	1,011	56,182
NetSuite, Inc.*	634	43,423
Veeva Systems, Inc. — Class A*	1,319	33,028
j2 Global, Inc.	506	31,159
Rackspace Hosting, Inc.*	1,428	30,831
Allscripts Healthcare Solutions, Inc.*	2,241	29,604
Cornerstone OnDemand, Inc.*	729	23,889
Demandware, Inc.*	550	21,505
Total Software		747,624
Diversified Financial Services - 4.5%
Charles Schwab Corp.	3,969	111,212
TD Ameritrade Holding Corp.	2,379	75,010
E*TRADE Financial Corp.*	1,929	47,241
LendingClub Corp.*	3,860	32,038
BGC Partners, Inc. — Class A	3,108	28,127
Total Diversified Financial Services		293,628
Semiconductors - 4.4%
QUALCOMM, Inc.	3,100	158,533
Broadcom Ltd.	825	127,463
Total Semiconductors		285,996
Commercial Services - 3.9%
PayPal Holdings, Inc.*	3,177	122,632
Cimpress N.V.*	540	48,973
CoStar Group, Inc.*	241	45,349
Live Nation Entertainment, Inc.*	1,717	38,306
Total Commercial Services		255,260
Media - 2.1%
Time Warner, Inc.	1,896	137,555
Computers - 1.7%
BlackBerry Ltd.*	5,997	48,516

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Computers - 1.7% (continued)
Brocade Communications Systems, Inc.	3,530	$37,347
NetScout Systems, Inc.*	1,188	27,288
Total Computers		113,151
Retail - 1.7%
Liberty Interactive Corporation QVC Group — Class A*	2,534	63,984
Jumei International Holding Ltd. ADR*	7,043	45,850
Total Retail		109,834
REITs - 1.4%
Equinix, Inc.	273	90,284
Leisure Time - 1.1%
Qunar Cayman Islands Ltd. ADR*	1,247	49,505
Liberty TripAdvisor Holdings, Inc. — Class A*	1,060	23,490
Total Leisure Time		72,995
Aerospace & Defense - 0.9%
Harris Corp.	711	55,358
Total Common Stocks
(Cost $3,641,080)		6,475,715

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	$53,593	53,593
Total Repurchase Agreement
(Cost $53,593)		53,593
Total Investments - 100.4%
(Cost $3,694,673)		$6,529,308
Other Assets & Liabilities, net - (0.4)%		(23,287)
Total Net Assets - 100.0%		$6,506,021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,475,715	$—	$—	$6,475,715
Repurchase Agreement	—	53,593	—	53,593
Total	$6,475,715	$53,593	$—	$6,529,308

For the period ended March 31, 2016, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 16.3%
Guggenheim Strategy Fund I1	59,024	$1,464,378
Total Mutual Funds
(Cost $1,464,375)		1,464,378

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 16.7%
Federal Home Loan Bank[2]
0.25% due 04/01/16	$500,000	500,000
Freddie Mac[3]
0.25% due 04/04/16	500,000	499,990
0.24% due 04/07/16	500,000	499,980
Total Freddie Mac		999,970
Total Federal Agency Discount Notes
(Cost $1,499,970)		1,499,970

REPURCHASE AGREEMENTS††,4 - 12.2%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	398,056	398,056
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[5]	330,500	330,500
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	240,549	240,549
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	120,275	120,275
Total Repurchase Agreements
(Cost $1,089,380)		1,089,380
Total Investments - 45.2%
(Cost $4,053,725)		$4,053,728
Other Assets & Liabilities, net - 54.8%		4,910,308
Total Net Assets - 100.0%		$8,964,036

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $791,640)	9	$(849)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC April 2016 Dow Jones Industrial Average Index Swap 0.43%[6], Terminating 04/26/16 (Notional Value $1,276,642)	72	$(13,095)
Barclays Bank plc April 2016 Dow Jones Industrial Average Index Swap 0.40%[6], Terminating 04/29/16 (Notional Value $15,900,955)	899	(23,267)
(Total Notional Value $17,177,597)		$(36,362)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[6]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$1,499,970	$—	$—	$1,499,970
Mutual Funds	1,464,378	—	—	—	—	1,464,378
Repurchase Agreements	—	—	1,089,380	—	—	1,089,380
Total	$1,464,378	$—	$2,589,350	$—	$—	$4,053,728

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$849	$—	$—	$—	$$849
Equity Index Swap Agreements	—	—	—	36,362	—	36,362
Total	$—	$849	$—	$36,362	$—	$$37,211

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 21.8%
Guggenheim Strategy Fund I1	59,709	$1,481,377
Total Mutual Funds
(Cost $1,482,210)		1,481,377

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 16.2%
Freddie Mac[2]
0.25% due 04/04/16	$500,000	499,990
0.26% due 04/08/16	100,000	99,995
Total Freddie Mac		599,985
Federal Home Loan Banks[3]
0.23% due 04/01/16	500,000	500,000
Total Federal Agency Discount Notes
(Cost $1,099,985)		1,099,985

FEDERAL AGENCY NOTES†† - 6.1%
Federal Home Loan Banks[3]
0.48% due 02/17/17	275,000	274,905
Federal Farm Credit Bank[3]
0.53% due 11/21/16	140,000	140,051
Total Federal Agency Notes
(Cost $414,481)		414,956

REPURCHASE AGREEMENTS†† - 121.2%
Individual Repurchase Agreements[4] Barclays Capital issued 03/31/16 at (0.15)% due 04/01/16 (secured by a U.S. Treassury Bond, at a rate of 2.51% and maturing 02/15/46 as collateral, with a value of $ 4,857,750) to be repurchased at $4,762,460	4,762,499	4,762,499
Joint Repurchase Agreements[5] UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	1,553,809	1,553,809
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	938,984	938,984
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	500,362	500,362
Deutshe Bank issued 03/31/16 at 0.28% due 04/01/16	469,492	469,492
Total Repurchase Agreements
(Cost $8,225,146)		8,225,146
Total Investments - 165.3%
(Cost $11,221,822)		$11,221,464

U.S. Government Securities Sold Short† - (73.2)%
U.S. Treasury Bond
2.50% due 02/15/46††	5,100,000	(4,972,501)
Total U.S. Government Securities Sold Short (Proceeds $4,967,274)		(4,972,501)
Other Assets & Liabilities, net - 7.9%		536,155
Total Net Assets - 100.0%		$6,785,118

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $2,243,313)	13	$(10,391)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	All or portion of this security is pledged as short collateral at March 31, 2016.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$1,099,985	$—	$—	$1,099,985
Federal Agency Notes	—	—	414,956	—	—	414,956
Mutual Funds	1,481,377	—	—	—	—	1,481,377
Repurchase Agreements	—	—	8,225,146	—	—	8,225,146
Total	$1,481,377	$—	$9,740,087	$—	$—	$11,221,464

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Futures Contracts	$—	$10,391	$—	$—	$—	$10,391
U.S. Government Securities	—	—	4,972,501	—	—	4,972,501
Total	$—	$10,391	$4,972,501	$—	$—	$4,982,892

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 20.1%
Guggenheim Strategy Fund I1	4,333	$107,492
Total Mutual Funds
(Cost $107,620)		107,492

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 18.7%
Freddie Mac[2]
0.25% due 04/04/16	$50,000	49,998
0.26% due 04/08/16	50,000	49,998
Total Federal Agency Discount Notes
(Cost $99,996)		99,996

REPURCHASE AGREEMENTS††,3 - 66.5%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[4]	165,414	165,414
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	99,440	99,440
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	60,093	60,093
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	30,046	30,046
Total Repurchase Agreements
(Cost $354,993)		354,993
Total Investments - 105.3%
(Cost $562,609)		$562,481
Other Assets & Liabilities, net - (5.3)%		(28,495)
Total Net Assets - 100.0%		$533,986

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2016 S&P MidCap 400 Index Swap 0.40%[5], Terminating 04/29/16 (Notional Value $161,148)	112	$(209)
Credit Suisse Capital, LLC April 2016 S&P MidCap 400 Index Swap 0.43%[5], Terminating 04/26/16 (Notional Value $93,844)	65	(2,204)
Goldman Sachs International April 2016 S&P MidCap 400 Index Swap 0.40%[5], Terminating 04/27/16 (Notional Value $277,430)	192	(5,299)
(Total Notional Value $532,422)		$(7,712)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$99,996	$—	$—	$99,996
Mutual Funds	107,492	—	—	—	—	107,492
Repurchase Agreements	—	—	354,993	—	—	354,993
Total	$107,492	$—	$454,989	$—	$—	$562,481

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$7,712	$—	$7,712

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 32.0%
Guggenheim Strategy Fund I1	56,951	$1,412,945
Total Mutual Funds
(Cost $1,413,438)		1,412,945

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.4%
Federal Home Loan Bank[2]
0.23% due 04/01/16	$500,000	500,000
Freddie Mac[3]
0.25% due 04/04/16	400,000	399,992
Fannie Mae[3]
0.25% due 04/01/16	179,000	179,000
Total Federal Agency Discount Notes
(Cost $1,078,992)		1,078,992

REPURCHASE AGREEMENTS††,4 - 45.3%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[5]	946,584	946,584
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	553,665	553,665
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	334,586	334,586
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	167,293	167,293
Total Repurchase Agreements
(Cost $2,002,128)		2,002,128
Total Investments - 101.7%
(Cost $4,494,558)		$4,494,065
Other Assets & Liabilities, net - (1.7)%		(74,173)
Total Net Assets - 100.0%		$4,419,892

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $805,545)	9	$(6,629)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC April 2016 NASDAQ-100 Index Swap 0.43%[6], Terminating 04/26/16 (Notional Value $79,268)	18	$(1,438)
Barclays Bank plc April 2016 NASDAQ-100 Index Swap 0.40%[6], Terminating 04/29/16 (Notional Value $871,651)	194	(3,102)
Goldman Sachs International April 2016 NASDAQ-100 Index Swap 0.40%[6], Terminating 04/27/16 (Notional Value $2,616,591)	584	(50,031)
(Total Notional Value $3,567,510)		$(54,571)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$1,078,992	$—	$—	$1,078,992
Mutual Funds	1,412,945	—	—	—	—	1,412,945
Repurchase Agreements	—	—	2,002,128	—	—	2,002,128
Total	$1,412,945	$—	$3,081,120	$—	$—	$4,494,065

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$6,629	$—	$—	$—	$6,629
Equity Index Swap Agreements	—	—	—	54,571	—	54,571
Total	$—	$6,629	$—	$54,571	$—	$61,200

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 24.5%
Guggenheim Strategy Fund I1	30,705	$761,800
Total Mutual Funds
(Cost $762,701)		761,800

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 22.6%
Freddie Mac[5]
0.25% due 04/04/16	$700,000	699,985
Total Federal Agency Discount Notes
(Cost $699,985)		699,985

REPURCHASE AGREEMENTS††,2 - 41.8%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[3]	538,825	538,825
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	396,479	396,479
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	239,597	239,597
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	119,798	119,798
Total Repurchase Agreements
(Cost $1,294,699)		1,294,699
Total Investments - 88.9%
(Cost $2,757,385)		$2,756,484
Other Assets & Liabilities, net - 11.1%		344,244
Total Net Assets - 100.0%		$3,100,728

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $443,560)	4	$(823)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2016 Russell 2000 Index Swap 0.40%[4], Terminating 04/29/16 (Notional Value $1,338,951)	1,202	$(6,396)
Credit Suisse Capital, LLC April 2016 Russell 2000 Index Swap 0.43%[4], Terminating 04/26/16 (Notional Value $419,381)	376	(14,842)
Goldman Sachs International April 2016 Russell 2000 Index Swap 0.40%[4], Terminating 04/27/16 (Notional Value $844,986)	759	(26,330)
(Total Notional Value $2,603,318)		$(47,568)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$699,985	$—	$—	$699,985
Mutual Funds	761,800	—	—	—	—	761,800
Repurchase Agreements	—	—	1,294,699	—	—	1,294,699
Total	$761,800	$—	$1,994,684	$—	$—	$2,756,484

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$823	$—	$—	$—	$823
Equity Index Swap Agreements	—	—	—	47,568	—	47,568
Total	$—	$823	$—	$47,568	$—	$48,391

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 20.8%
Guggenheim Strategy Fund I1	77,911	$1,932,971
Total Mutual Funds
(Cost $1,934,597)		1,932,971

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.7%
Federal Home Loan Bank[2]
0.23% due 04/01/16	$500,000	500,000
0.25% due 04/01/16	500,000	500,000
Total Federal Home Loan Bank		1,000,000
Total Federal Agency Discount Notes
(Cost $1,000,000)		1,000,000

FEDERAL AGENCY NOTES†† - 10.7%
Federal Farm Credit Bank[2]
0.43% due 12/15/16	1,000,000	999,644
Total Federal Agency Notes
(Cost $999,999)		999,644

REPURCHASE AGREEMENTS††,[3] - 32.7%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	1,073,223	1,073,223
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[4]	999,768	999,768
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	648,560	648,560
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	324,280	324,280
Total Repurchase Agreements
(Cost $3,045,831)		3,045,831
Total Investments - 74.9%
(Cost $6,980,427)		$6,978,446
Other Assets & Liabilities, net - 25.1%		2,340,425
Total Net Assets - 100.0%		$9,318,871

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $512,625)	5	$1,338

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2016 S&P 500 Index Swap 0.40%[5], Terminating 04/29/16 (Notional Value $4,857,778)	2,358	$(8,011)
Credit Suisse Capital, LLC April 2016 S&P 500 Index Swap 0.43%[5], Terminating 04/26/16 (Notional Value $832,459)	404	(9,523)
Goldman Sachs International April 2016 S&P 500 Index Swap 0.40%[5], Terminating 04/27/16 (Notional Value $3,088,833)	1,500	(35,113)
(Total Notional Value $8,779,070)		$(52,647)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$1,338	$—	$—	$—	$1,338
Federal Agency Discount Notes	—	—	1,000,000	—	—	1,000,000
Federal Agency Notes	—	—	999,644	—	—	999,644
Mutual Funds	1,932,971	—	—	—	—	1,932,971
Repurchase Agreements	—	—	3,045,831	—	—	3,045,831
Total	$1,932,971	$1,338	$5,045,475	$—	$—	$6,979,784

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$52,647	$—	$52,647

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 26.4%
Guggenheim Strategy Fund I1	26,901	$667,411
Total Mutual Funds
(Cost $667,877)		667,411

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.9%
Federal Home Loan Bank[2]
0.25% due 04/01/16	$200,000	200,000
Total Federal Agency Discount Notes
(Cost $200,000)		200,000

REPURCHASE AGREEMENTS††,3 - 47.5%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	539,060	539,060
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	325,760	325,760
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	173,590	173,590
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	162,880	162,880
Total Repurchase Agreements
(Cost $1,201,290)		1,201,290
Total Investments - 81.8%
(Cost $2,069,167)		$2,068,701
Other Assets & Liabilities, net - 18.2%		461,793
Total Net Assets - 100.0%		$2,530,494

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $5,041,500)	60	$46,151

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $5,007,375)	45	$34,542

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$34,542	$—	$—	$—	$34,542
Equity Futures Contracts	—	46,151	—	—	—	46,151
Federal Agency Discount Notes	—	—	200,000	—	—	200,000
Mutual Funds	667,411	—	—	—	—	667,411
Repurchase Agreement	—	—	1,201,290	—	—	1,201,290
Total	$667,411	$80,693	$1,401,290	$—	$—	$2,149,394

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Media - 32.6%
Walt Disney Co.	3,464	$344,010
Comcast Corp. — Class A	5,410	330,442
Time Warner, Inc.	2,826	205,026
Time Warner Cable, Inc.	995	203,597
Twenty-First Century Fox, Inc. — Class A	7,086	197,558
Thomson Reuters Corp.	3,700	149,776
CBS Corp. — Class B	2,485	136,898
Charter Communications, Inc. — Class A*	627	126,924
DISH Network Corp. — Class A*	2,632	121,756
Discovery Communications, Inc. — Class A*	3,870	110,798
Viacom, Inc. — Class B	2,599	107,287
Liberty Media Corp. — Class A*	2,493	96,304
Liberty Global plc*	2,446	91,872
Cablevision Systems Corp. — Class A	2,495	82,335
Scripps Networks Interactive, Inc. — Class A	1,204	78,862
News Corp. — Class A	5,745	73,364
Grupo Televisa SAB ADR	2,215	60,824
TEGNA, Inc.	2,575	60,410
AMC Networks, Inc. — Class A*	910	59,095
Tribune Media Co. — Class A	1,310	50,239
Sinclair Broadcast Group, Inc. — Class A	1,470	45,203
Starz — Class A*	1,622	42,707
Meredith Corp.	810	38,475
Media General, Inc.*	2,350	38,329
Gannett Company, Inc.	2,360	35,730
Time, Inc.	2,210	34,122
MSG Networks, Inc. — Class A*	1,745	30,171
Nexstar Broadcasting Group, Inc. — Class A	680	30,104
Total Media		2,982,218
Retail - 18.8%
McDonald's Corp.	2,336	293,588
Starbucks Corp.	4,278	255,397
Yum! Brands, Inc.	1,960	160,426
Chipotle Mexican Grill, Inc. — Class A*	230	108,323
Darden Restaurants, Inc.	1,181	78,300
Domino's Pizza, Inc.	535	70,545
Restaurant Brands International, Inc.	1,647	63,953
Panera Bread Co. — Class A*	294	60,220
Dunkin' Brands Group, Inc.	1,220	57,547
Cracker Barrel Old Country Store, Inc.	346	52,824
Vista Outdoor, Inc.*	928	48,172
Texas Roadhouse, Inc. — Class A	1,099	47,894
Wendy's Co.	4,375	47,644
Buffalo Wild Wings, Inc.*	306	45,325
Brinker International, Inc.	950	43,653
Cheesecake Factory, Inc.	812	43,109
Jack in the Box, Inc.	637	40,685
Papa John's International, Inc.	710	38,475
Bloomin' Brands, Inc.	2,258	38,092
Sonic Corp.	1,050	36,918
DineEquity, Inc.	390	36,438
Shake Shack, Inc. — Class A*	880	32,842
Red Robin Gourmet Burgers, Inc.*	400	25,788
Total Retail		1,726,158
Lodging - 10.9%
Las Vegas Sands Corp.	3,242	167,546
Hilton Worldwide Holdings, Inc.	5,863	132,034
Marriott International, Inc. — Class A	1,603	114,102
Starwood Hotels & Resorts Worldwide, Inc.	1,276	106,457
MGM Resorts International*	4,445	95,301
Wynn Resorts Ltd.	893	83,433
Wyndham Worldwide Corp.	1,012	77,347
Hyatt Hotels Corp. — Class A*	1,480	73,245
Melco Crown Entertainment Ltd. ADR	3,799	62,721
Boyd Gaming Corp.*	2,054	42,436
La Quinta Holdings, Inc.*	2,781	34,763
Total Lodging		989,385
Agriculture - 9.9%
Philip Morris International, Inc.	3,373	330,926
Altria Group, Inc.	4,814	301,645
Reynolds American, Inc.	4,592	231,024
Vector Group Ltd.	2,010	45,908
Total Agriculture		909,503
Beverages - 7.3%
Constellation Brands, Inc. — Class A	995	150,334
Molson Coors Brewing Co. — Class B	1,287	123,783
Brown-Forman Corp. — Class B	1,245	122,595
Anheuser-Busch InBev S.A. ADR	748	93,246
Ambev S.A. ADR	12,881	66,724
Diageo plc ADR	588	63,428
Boston Beer Company, Inc. — Class A*	220	40,715
Total Beverages		660,825
Leisure Time - 6.6%
Carnival Corp.	3,333	175,882
Royal Caribbean Cruises Ltd.	1,444	118,625
Norwegian Cruise Line Holdings Ltd.*	1,761	97,366
Harley-Davidson, Inc.	1,653	84,848
Polaris Industries, Inc.	694	68,345
Brunswick Corp.	1,175	56,377
Total Leisure Time		601,443
Entertainment - 5.7%
Vail Resorts, Inc.	470	62,840
Six Flags Entertainment Corp.	1,119	62,093
Madison Square Garden Co. — Class A*	335	55,731
Cinemark Holdings, Inc.	1,543	55,285
Regal Entertainment Group — Class A	2,326	49,172

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Entertainment - 5.7% (continued)
Lions Gate Entertainment Corp.	2,201	$48,092
Pinnacle Entertainment, Inc.*	1,164	40,856
DreamWorks Animation SKG, Inc. — Class A*	1,556	38,822
SeaWorld Entertainment, Inc.	1,790	37,697
Marriott Vacations Worldwide Corp.	550	37,125
Penn National Gaming, Inc.*	1,970	32,879
Total Entertainment		520,592
Software - 3.5%
Activision Blizzard, Inc.	4,090	138,406
Electronic Arts, Inc.*	1,907	126,072
Take-Two Interactive Software, Inc.*	1,348	50,779
Total Software		315,257
Toys, Games & Hobbies - 2.0%
Mattel, Inc.	2,754	92,590
Hasbro, Inc.	1,083	86,748
Total Toys, Games & Hobbies		179,338
Commercial Services - 1.5%
Aramark	2,356	78,031
Live Nation Entertainment, Inc.*	2,552	56,935
Total Commercial Services		134,966
Electronics - 0.7%
IMAX Corp.*	1,800	55,962
Miscellaneous Manufacturing - 0.3%
Smith & Wesson Holding Corp.*	1,160	30,879
Total Common Stocks
(Cost $5,749,566)		9,106,526

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	$68,784	68,784
Total Repurchase Agreement
(Cost $68,784)		68,784
Total Investments - 100.6%
(Cost $5,818,350)		$9,175,310
Other Assets & Liabilities, net - (0.6)%		(56,571)
Total Net Assets - 100.0%		$9,118,739

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,106,526	$—	$—	$9,106,526
Repurchase Agreement	—	68,784	—	68,784
Total	$9,106,526	$68,784	$—	$9,175,310

For the period ended March 31, 2016, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 83.7%
Consumer, Non-cyclical - 26.6%
Blue Buffalo Pet Products, Inc.*,1	9,957	$255,496
Teleflex, Inc.[1]	1,346	211,336
Danaher Corp.[1]	2,191	207,837
Abbott Laboratories[1]	4,938	206,557
Hain Celestial Group, Inc.*,1	4,993	204,265
Coca-Cola Co.[1]	4,345	201,564
Ingredion, Inc.[1]	1,884	201,192
Moody's Corp.[1]	2,081	200,941
Philip Morris International, Inc.[1]	2,047	200,832
JM Smucker Co.[1]	1,546	200,733
Colgate-Palmolive Co.[1]	2,835	200,292
Cooper Companies, Inc.[1]	1,300	200,162
General Mills, Inc.[1]	3,156	199,933
Molson Coors Brewing Co. — Class B1	2,066	198,708
Bio-Techne Corp.[1]	2,100	198,492
Bunge Ltd.[1]	3,500	198,345
Pilgrim's Pride Corp.*	7,801	198,145
Sysco Corp.[1]	4,237	197,995
McGraw Hill Financial, Inc.[1]	2,000	197,960
Charles River Laboratories International, Inc.*,1	2,600	197,444
Kimberly-Clark Corp.[1]	1,465	197,057
Brown-Forman Corp. — Class B1	2,000	196,940
Sabre Corp.[1]	6,802	196,714
Tyson Foods, Inc. — Class A1	2,943	196,180
VWR Corp.*,1	7,228	195,590
Kraft Heinz Co.[1]	2,489	195,536
ManpowerGroup, Inc.[1]	2,400	195,408
Procter & Gamble Co.[1]	2,373	195,322
PepsiCo, Inc.[1]	1,900	194,712
Constellation Brands, Inc. — Class A1	1,287	194,453
Baxter International, Inc.[1]	4,728	194,226
Clorox Co.[1]	1,537	193,754
Altria Group, Inc.[1]	3,084	193,243
Church & Dwight Company, Inc.[1]	2,093	192,933
Bio-Rad Laboratories, Inc. — Class A*,1	1,400	191,408
WhiteWave Foods Co. — Class A*,1	4,669	189,748
Reynolds American, Inc.[1]	3,762	189,266
Quintiles Transnational Holdings, Inc.*,1	2,900	188,790
Bruker Corp.[1]	6,700	187,600
Hill-Rom Holdings, Inc.[1]	3,713	186,764
Archer-Daniels-Midland Co.[1]	5,131	186,307
Whole Foods Market, Inc.[1]	5,959	185,384
Monster Beverage Corp.*,1	1,381	184,198
Robert Half International, Inc.[1]	3,900	181,662
Mondelez International, Inc. — Class A1	4,500	180,540
Dr Pepper Snapple Group, Inc.[1]	2,000	178,840
Illumina, Inc.*,1	1,000	162,110
Thermo Fisher Scientific, Inc.[1]	1,100	155,749
ResMed, Inc.[1]	2,494	144,203
DexCom, Inc.*,1	1,934	131,338
Aaron's, Inc.[1]	4,971	124,772
QIAGEN N.V.*,1	3,873	86,523
Community Health Systems, Inc.*,1	4,237	78,427
Morningstar, Inc.[1]	800	70,616
Sprouts Farmers Market, Inc.*,1	2,398	69,638
IDEXX Laboratories, Inc.*,1	140	10,965
Total Consumer, Non-cyclical		10,075,145
Industrial - 12.6%
Eagle Materials, Inc.	3,046	213,555
Roper Technologies, Inc.[1]	1,168	213,475
Armstrong World Industries, Inc.*,1	4,371	211,426
Masco Corp.[1]	6,645	208,985
3M Co.[1]	1,240	206,621
Cummins, Inc.[1]	1,879	206,577
Carlisle Companies, Inc.[1]	2,070	205,965
Lennox International, Inc.[1]	1,522	205,759
USG Corp.*,1	8,190	203,194
General Electric Co.[1]	6,326	201,104
BWX Technologies, Inc.[1]	5,940	199,347
B/E Aerospace, Inc.[1]	4,285	197,624
Agilent Technologies, Inc.[1]	4,900	195,265
Owens Corning[1]	4,073	192,571
Triumph Group, Inc.[1]	6,069	191,052
PerkinElmer, Inc.[1]	3,800	187,948
General Dynamics Corp.[1]	1,429	187,727
Energizer Holdings, Inc.[1]	4,583	185,657
L-3 Communications Holdings, Inc.[1]	1,563	185,216
Orbital ATK, Inc.[1]	2,086	181,357
Spirit AeroSystems Holdings, Inc. — Class A*,1	3,974	180,261
Joy Global, Inc.[1]	10,883	174,890
Trinity Industries, Inc.[1]	8,609	157,631
Fitbit, Inc. — Class A*,1	7,391	111,974
Stericycle, Inc.*,1	637	80,383
ITT Corp.[1]	2,165	79,867
AGCO Corp.[1]	243	12,077
Total Industrial		4,777,508
Financial - 11.4%
White Mountains Insurance Group Ltd.[1]	300	240,780
Rayonier, Inc.[1]	8,336	205,732
CME Group, Inc. — Class A1	2,102	201,898
Prudential Financial, Inc.[1]	2,751	198,677
MFA Financial, Inc.[1]	27,955	191,492
Loews Corp.[1]	5,000	191,301
Macerich Co.[1]	2,413	191,205
Chimera Investment Corp.[1]	13,894	188,819
Assured Guaranty Ltd.[1]	7,444	188,333
Lincoln National Corp.[1]	4,790	187,768
American Financial Group, Inc.[1]	2,666	187,606
MetLife, Inc.[1]	4,240	186,306
Taubman Centers, Inc.[1]	2,598	185,056
Old Republic International Corp.[1]	10,064	183,970
CBOE Holdings, Inc.[1]	2,748	179,527
CNA Financial Corp.[1]	5,116	164,633

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Financial - 11.4% (continued)
Nasdaq, Inc.[1]	2,429	$161,237
Allied World Assurance Company Holdings AG1	4,473	156,287
Genworth Financial, Inc. — Class A*,1	57,162	156,052
Intercontinental Exchange, Inc.[1]	628	147,668
Two Harbors Investment Corp.[1]	18,503	146,914
CIT Group, Inc.	4,600	142,738
Citigroup, Inc.[1]	3,300	137,775
Cullen/Frost Bankers, Inc.[1]	1,400	77,154
Validus Holdings Ltd.[1]	1,500	70,785
NorthStar Realty Europe Corp.[1]	4,200	48,720
Total Financial		4,318,433
Consumer, Cyclical - 9.6%
WESCO International, Inc.*,1	4,012	219,337
Polaris Industries, Inc.[1]	2,123	209,074
Wynn Resorts Ltd.[1]	2,200	205,546
Six Flags Entertainment Corp.[1]	3,700	205,313
Brunswick Corp.[1]	4,275	205,115
Genuine Parts Co.[1]	2,052	203,887
Mattel, Inc.[1]	5,946	199,904
Hasbro, Inc.[1]	2,466	197,527
Hyatt Hotels Corp. — Class A*,1	3,990	197,465
Darden Restaurants, Inc.[1]	2,959	196,182
Vista Outdoor, Inc.*,1	3,658	189,886
Wal-Mart Stores, Inc.[1]	2,768	189,580
CST Brands, Inc.[1]	4,901	187,659
Chipotle Mexican Grill, Inc. — Class A*	363	170,962
Fossil Group, Inc.*,1	3,782	167,996
Michael Kors Holdings Ltd.*,1	2,165	123,318
Copa Holdings S.A. — Class A1	1,600	108,400
Ralph Lauren Corp. — Class A1	1,020	98,185
Coach, Inc.[1]	2,145	85,993
Nu Skin Enterprises, Inc. — Class A	2,100	80,325
Walgreens Boots Alliance, Inc.[1]	945	79,607
American Airlines Group, Inc.[1]	1,900	77,919
Best Buy Company, Inc.[1]	1,353	43,891
Total Consumer, Cyclical		3,643,071
Utilities - 8.5%
Exelon Corp.[1]	5,783	207,379
Vectren Corp.[1]	4,089	206,740
Edison International[1]	2,864	205,893
PG&E Corp.[1]	3,401	203,108
Public Service Enterprise Group, Inc.[1]	4,283	201,901
Atmos Energy Corp.[1]	2,718	201,839
SCANA Corp.[1]	2,868	201,190
UGI Corp.[1]	4,993	201,168
MDU Resources Group, Inc.[1]	10,248	199,426
American Water Works Company, Inc.[1]	2,887	199,001
National Fuel Gas Co.[1]	3,919	196,146
Ameren Corp.[1]	3,894	195,089
Aqua America, Inc.[1]	6,089	193,752
Southern Co.[1]	3,698	191,298
OGE Energy Corp.[1]	5,499	157,436
NiSource, Inc.[1]	4,607	108,541
DTE Energy Co.[1]	915	82,954
Sempra Energy[1]	745	77,517
Total Utilities		3,230,378
Technology - 6.4%
Computer Sciences Corp.[1]	6,299	216,623
Xerox Corp.[1]	18,323	204,485
CA, Inc.[1]	6,531	201,089
Dun & Bradstreet Corp.[1]	1,920	197,914
Genpact Ltd.*,1	7,128	193,810
Synopsys, Inc.*,1	4,000	193,760
DST Systems, Inc.[1]	1,700	191,709
Microsoft Corp.[1]	3,400	187,782
Intel Corp.[1]	5,800	187,630
Leidos Holdings, Inc.[1]	3,551	178,686
Cadence Design Systems, Inc.*,1	7,400	174,492
Pitney Bowes, Inc.[1]	7,610	163,919
Tableau Software, Inc. — Class A*,1	2,200	100,914
Linear Technology Corp.[1]	457	20,364
Total Technology		2,413,177
Communications - 4.2%
Telephone & Data Systems, Inc.[1]	7,000	210,629
Netflix, Inc.*,1	1,926	196,895
John Wiley & Sons, Inc. — Class A1	3,877	189,547
Expedia, Inc.[1]	1,700	183,294
Amazon.com, Inc.*,1	300	178,092
Symantec Corp.[1]	9,497	174,556
FireEye, Inc.*,1	9,253	166,461
Groupon, Inc. — Class A*,1	40,170	160,278
CenturyLink, Inc.[1]	2,800	89,488
Gannett Company, Inc.[1]	1,205	18,244
United States Cellular Corp.*,1	200	9,138
Total Communications		1,576,622
Energy - 3.9%
Columbia Pipeline Group, Inc.[1]	9,800	245,981
Marathon Oil Corp.[1]	17,106	190,561
Kinder Morgan, Inc.[1]	10,377	185,333
Murphy USA, Inc.*,1	2,893	177,774
Cheniere Energy, Inc.*,1	5,052	170,909
Murphy Oil Corp.[1]	5,564	140,157
PBF Energy, Inc. — Class A1	4,005	132,966
Valero Energy Corp.[1]	1,700	109,038
Exxon Mobil Corp.[1]	700	58,513
SM Energy Co.[1]	2,173	40,722
Noble Corporation plc[1]	1,557	16,115
Total Energy		1,468,069
Basic Materials - 0.6%
LyondellBasell Industries N.V. — Class A1	1,100	94,138
United States Steel Corp.[1]	4,614	74,051
Mosaic Co.[1]	1,783	48,141
Total Basic Materials		216,330
Total Common Stocks
(Cost $30,805,348)		31,718,733

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 4.1%
Guggenheim Strategy Fund I2	61,927	$1,536,403
Guggenheim Strategy Fund II2	446	10,999
Total Mutual Funds
(Cost $1,557,247)		1,547,402

	Face Amount
REPURCHASE AGREEMENT††,3 - 10.0%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$3,795,869	3,795,869
Total Repurchase Agreement
(Cost $3,795,869)		3,795,869
Total Investments - 98.7%
(Cost $36,158,462)		$37,062,008

	Shares
COMMON STOCKS SOLD SHORT† - (47.4)%
Utilities - (0.5)%
Calpine Corp.*	6,035	(91,551)
AES Corp.	8,847	(104,395)
Total Utilities		(195,946)
Basic Materials - (3.1)%
Eastman Chemical Co.	482	(34,815)
NewMarket Corp.	223	(88,366)
International Flavors & Fragrances, Inc.	780	(88,741)
Monsanto Co.	1,031	(90,460)
Compass Minerals International, Inc.	1,283	(90,913)
PPG Industries, Inc.	817	(91,087)
Ecolab, Inc.	840	(93,677)
Sherwin-Williams Co.	348	(99,065)
Praxair, Inc.	880	(100,716)
Domtar Corp.	2,610	(105,705)
Valspar Corp.	1,181	(126,391)
Allegheny Technologies, Inc.	9,363	(152,617)
Total Basic Materials		(1,162,553)
Technology - (3.1)%
Rackspace Hosting, Inc.*	465	(10,039)
Inovalon Holdings, Inc. — Class A*	711	(13,168)
SS&C Technologies Holdings, Inc.	691	(43,823)
Cerner Corp.*	1,260	(66,730)
Akamai Technologies, Inc.*	1,718	(95,470)
IMS Health Holdings, Inc.*	3,668	(97,385)
NetApp, Inc.	3,667	(100,072)
Apple, Inc.	924	(100,707)
Broadcom Ltd.	653	(100,889)
IPG Photonics Corp.*	1,065	(102,325)
HP, Inc.	8,540	(105,213)
Hewlett Packard Enterprise Co.	6,180	(109,571)
NCR Corp.*	3,870	(115,829)
Lexmark International, Inc. — Class A	3,505	(117,172)
Total Technology		(1,178,393)
Communications - (3.6)%
DISH Network Corp. — Class A*	302	(13,971)
LinkedIn Corp. — Class A*	212	(24,242)
Level 3 Communications, Inc.*	541	(28,592)
Yahoo!, Inc.*	965	(35,522)
CommScope Holding Company, Inc.*	1,386	(38,697)
Zillow Group, Inc. — Class C*	2,050	(48,647)
Zillow Group, Inc. — Class A*	1,928	(49,260)
Alphabet, Inc. — Class A*	66	(50,351)
Alphabet, Inc. — Class C*	68	(50,657)
Viacom, Inc. — Class B	1,960	(80,909)
Twitter, Inc.*	4,932	(81,625)
eBay, Inc.*	3,485	(83,152)
Time Warner, Inc.	1,303	(94,533)
VeriSign, Inc.*	1,070	(94,738)
GoDaddy, Inc. — Class A*	2,980	(96,343)
CDW Corp.	2,340	(97,110)
Comcast Corp. — Class A	1,594	(97,361)
Thomson Reuters Corp.	2,468	(99,904)
Cisco Systems, Inc.	3,527	(100,414)
Facebook, Inc. — Class A*	881	(100,522)
Total Communications		(1,366,550)
Consumer, Cyclical - (6.0)%
HD Supply Holdings, Inc.*	248	(8,201)
Harman International Industries, Inc.	438	(39,000)
World Fuel Services Corp.	1,293	(62,814)
Lions Gate Entertainment Corp.	3,310	(72,324)
Thor Industries, Inc.	1,176	(74,994)
Southwest Airlines Co.	1,860	(83,328)
L Brands, Inc.	957	(84,034)
Foot Locker, Inc.	1,331	(85,850)
Hanesbrands, Inc.	3,057	(86,635)
Tempur Sealy International, Inc.*	1,438	(87,416)
Williams-Sonoma, Inc.	1,700	(93,058)
Ross Stores, Inc.	1,622	(93,913)
Cabela's, Inc.*	1,944	(94,653)
Madison Square Garden Co. — Class A*	580	(96,489)
Advance Auto Parts, Inc.	606	(97,166)
Home Depot, Inc.	735	(98,071)
Scotts Miracle-Gro Co. — Class A	1,349	(98,167)
TJX Companies, Inc.	1,258	(98,564)
United Continental Holdings, Inc.*	1,650	(98,769)
Signet Jewelers Ltd.	800	(99,224)
WW Grainger, Inc.	426	(99,441)
Tupperware Brands Corp.	1,732	(100,421)
Alaska Air Group, Inc.	1,230	(100,885)
Dollar General Corp.	1,195	(102,292)
Cinemark Holdings, Inc.	2,900	(103,907)
Harley-Davidson, Inc.	2,042	(104,816)
Total Consumer, Cyclical		(2,264,432)
Financial - (7.0)%
Franklin Resources, Inc.	103	(4,022)
Iron Mountain, Inc.	686	(23,262)
Artisan Partners Asset Management, Inc. — Class A	1,320	(40,709)
Ameriprise Financial, Inc.	656	(61,671)
E*TRADE Financial Corp.*	3,540	(86,695)
LendingClub Corp.*	10,633	(88,254)
Bank of New York Mellon Corp.	2,510	(92,443)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.4)% (continued)
Financial - (7.0)% (continued)
SLM Corp.*	14,760	$(93,874)
Santander Consumer USA Holdings, Inc.*	8,950	(93,886)
Capital One Financial Corp.	1,373	(95,163)
Synchrony Financial*	3,338	(95,667)
Ally Financial, Inc.*	5,115	(95,753)
T. Rowe Price Group, Inc.	1,311	(96,306)
TD Ameritrade Holding Corp.	3,070	(96,797)
Jones Lang LaSalle, Inc.	827	(97,024)
People's United Financial, Inc.	6,116	(97,428)
OneMain Holdings, Inc.*	3,564	(97,760)
Charles Schwab Corp.	3,517	(98,546)
CBRE Group, Inc. — Class A*	3,423	(98,651)
BlackRock, Inc. — Class A	290	(98,765)
Simon Property Group, Inc.	476	(98,860)
Interactive Brokers Group, Inc. — Class A	2,515	(98,890)
Discover Financial Services	1,968	(100,211)
Navient Corp.	8,375	(100,248)
Howard Hughes Corp.*	947	(100,278)
American Express Co.	1,635	(100,389)
Eaton Vance Corp.	3,000	(100,560)
Realogy Holdings Corp.*	2,786	(100,602)
Affiliated Managers Group, Inc.*	620	(100,688)
Invesco Ltd.	3,280	(100,926)
Total Financial		(2,654,328)
Industrial - (7.7)%
AptarGroup, Inc.	591	(46,340)
Silgan Holdings, Inc.	970	(51,575)
Donaldson Company, Inc.	1,860	(59,353)
Jacobs Engineering Group, Inc.*	1,698	(73,948)
KBR, Inc.	5,183	(80,233)
Owens-Illinois, Inc.*	5,370	(85,705)
Manitowoc Foodservice, Inc.*	5,839	(86,067)
Golar LNG Ltd.	4,790	(86,076)
SunPower Corp. — Class A*	3,862	(86,277)
Kansas City Southern	1,103	(94,251)
Union Pacific Corp.	1,185	(94,267)
National Instruments Corp.	3,197	(96,262)
Dover Corp.	1,511	(97,203)
Bemis Company, Inc.	1,880	(97,346)
CSX Corp.	3,787	(97,515)
Old Dominion Freight Line, Inc.*	1,401	(97,538)
Crane Co.	1,815	(97,756)
Landstar System, Inc.	1,515	(97,884)
Amphenol Corp. — Class A	1,695	(98,005)
Genesee & Wyoming, Inc. — Class A*	1,566	(98,189)
AMERCO	275	(98,260)
Sonoco Products Co.	2,030	(98,598)
Pentair plc	1,819	(98,699)
AECOM*	3,209	(98,805)
TopBuild Corp.*	3,326	(98,915)
AMETEK, Inc.	1,983	(99,110)
Ball Corp.	1,400	(99,806)
Zebra Technologies Corp. — Class A*	1,454	(100,326)
United Parcel Service, Inc. — Class B	952	(100,407)
Ryder System, Inc.	1,553	(100,604)
J.B. Hunt Transport Services, Inc.	1,201	(101,172)
Covanta Holding Corp.	6,220	(104,869)
Total Industrial		(2,921,361)
Energy - (8.2)%
California Resources Corp.	1,097	(1,130)
Whiting Petroleum Corp.*	1,784	(14,236)
Rice Energy, Inc.*	1,038	(14,490)
Denbury Resources, Inc.	7,907	(17,554)
Newfield Exploration Co.*	740	(24,605)
National Oilwell Varco, Inc.	1,330	(41,363)
EOG Resources, Inc.	760	(55,161)
Memorial Resource Development Corp.*	5,950	(60,571)
Devon Energy Corp.	2,230	(61,191)
RPC, Inc.	4,440	(62,959)
Anadarko Petroleum Corp.	1,419	(66,083)
Phillips 66	824	(71,350)
Nabors Industries Ltd.	7,958	(73,214)
QEP Resources, Inc.	5,723	(80,752)
Cobalt International Energy, Inc.*	27,996	(83,148)
Cimarex Energy Co.	860	(83,652)
Hess Corp.	1,678	(88,347)
Energen Corp.	2,455	(89,828)
Noble Energy, Inc.	2,944	(92,471)
ConocoPhillips	2,322	(93,507)
Occidental Petroleum Corp.	1,369	(93,681)
First Solar, Inc.*	1,373	(94,009)
Weatherford International plc*	12,216	(95,040)
Cabot Oil & Gas Corp. — Class A	4,210	(95,609)
FMC Technologies, Inc.*	3,503	(95,842)
Patterson-UTI Energy, Inc.	5,460	(96,205)
Spectra Energy Corp.	3,165	(96,849)
Apache Corp.	1,987	(96,985)
Concho Resources, Inc.*	960	(96,998)
Diamondback Energy, Inc.*	1,258	(97,092)
Dril-Quip, Inc.*	1,647	(99,742)
Kosmos Energy Ltd.*	17,550	(102,141)
Frank's International N.V.	6,220	(102,506)
Chevron Corp.	1,086	(103,604)
Gulfport Energy Corp.*	3,729	(105,680)
ONEOK, Inc.	3,617	(108,004)
Continental Resources, Inc.*	3,672	(111,482)
Equities Corp.	1,694	(113,939)
WPX Energy, Inc.*	16,350	(114,288)
Total Energy		(3,095,308)
Consumer, Non-cyclical - (8.2)%
Endo International plc*	315	(8,867)
McKesson Corp.	63	(9,907)
Universal Health Services, Inc. — Class B	121	(15,091)
Medivation, Inc.*	589	(27,082)
Estee Lauder Companies, Inc. — Class A	327	(30,839)
Macquarie Infrastructure Corp.	466	(31,427)
Avis Budget Group, Inc.*	2,851	(78,003)
Vertex Pharmaceuticals, Inc.*	1,000	(79,490)
Express Scripts Holding Co.*	1,160	(79,680)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (48.3)% (continued)
Consumer, Non-cyclical - (8.2)% (continued)
Regeneron Pharmaceuticals, Inc.*	240	$(86,506)
Alnylam Pharmaceuticals, Inc.*	1,410	(88,506)
Allergan plc*	331	(88,718)
Acadia Healthcare Company, Inc.*	1,624	(89,499)
Akorn, Inc.*	3,807	(89,579)
Rollins, Inc.	3,333	(90,391)
MEDNAX, Inc.*	1,404	(90,726)
BioMarin Pharmaceutical, Inc.*	1,100	(90,728)
UnitedHealth Group, Inc.	710	(91,519)
Alexion Pharmaceuticals, Inc.*	660	(91,885)
Celgene Corp.*	930	(93,084)
ServiceMaster Global Holdings, Inc.*	2,473	(93,183)
Biogen, Inc.*	360	(93,715)
Live Nation Entertainment, Inc.*	4,220	(94,148)
Alkermes plc*	2,770	(94,706)
Service Corporation International	3,851	(95,043)
Hertz Global Holdings, Inc.*	9,120	(96,034)
Incyte Corp.*	1,330	(96,385)
Johnson & Johnson	893	(96,623)
AbbVie, Inc.	1,700	(97,104)
Amgen, Inc.	653	(97,904)
CoStar Group, Inc.*	521	(98,036)
Mylan N.V.*	2,132	(98,818)
DaVita HealthCare Partners, Inc.*	1,350	(99,063)
Jazz Pharmaceuticals plc*	771	(100,654)
SEI Investments Co.	2,339	(100,694)
VCA, Inc.*	1,782	(102,804)
Seattle Genetics, Inc.*	2,930	(102,811)
Zoetis, Inc.	2,340	(103,732)
Total Consumer, Non-cyclical		(3,112,984)
Total Common Stock Sold Short
(Proceeds $18,591,192)		(17,951,855)
Total Securities Sold Short- (48.3)%
(Proceeds $18,591,192)		$(17,951,855)
Other Assets & Liabilities, net - 49.6%		18,796,775
Total Net Assets - 100.0%		$37,906,928

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $205,050)	2	$(2,279)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2016.
[2]	Affiliated issuer — See Note 5.
[3]	Repurchase Agreement — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$31,718,733	$—	$—	$—	$31,718,733
Mutual Funds	1,547,402	—	—	—	1,547,402
Repurchase Agreements	—	—	3,795,869	—	3,795,869
Total	$33,266,135	$—	$3,795,869	$—	$37,062,004

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$17,951,855	$—	$—	$—	$17,951,855
Equity Futures Contracts	—	2,279	—	—	2,279
Total	$17,951,855	$2,279	$—	$—	$17,954,134

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 51.1%
Financial - 12.4%
Everest Re Group Ltd.	82	$16,189
Arthur J Gallagher & Co.	339	15,079
Duke Realty Corp.	662	14,920
Alleghany Corp.*	30	14,886
New York Community Bancorp, Inc.	931	14,803
Mid-America Apartment Communities, Inc.	144	14,719
Regency Centers Corp.	187	13,997
Camden Property Trust	166	13,959
Signature Bank*	102	13,884
Alexandria Real Estate Equities, Inc.	140	12,726
National Retail Properties, Inc.	270	12,474
Reinsurance Group of America, Inc. — Class A	125	12,031
American Campus Communities, Inc.	249	11,725
Raymond James Financial, Inc.	245	11,664
Omega Healthcare Investors, Inc.	317	11,191
Kilroy Realty Corp.	177	10,951
WR Berkley Corp.	188	10,566
CBOE Holdings, Inc.	157	10,257
SVB Financial Group*	99	10,103
Jones Lang LaSalle, Inc.	86	10,090
RenaissanceRe Holdings Ltd.	83	9,946
Lamar Advertising Co. — Class A	157	9,656
American Financial Group, Inc.	136	9,570
Liberty Property Trust	280	9,369
MarketAxess Holdings, Inc.	72	8,988
East West Bancorp, Inc.	275	8,932
Sovran Self Storage, Inc.	75	8,846
Highwoods Properties, Inc.	184	8,797
Old Republic International Corp.	467	8,537
Taubman Centers, Inc.	115	8,191
Weingarten Realty Investors	218	8,179
Senior Housing Properties Trust	455	8,140
PacWest Bancorp	219	8,136
Douglas Emmett, Inc.	268	8,069
EPR Properties	121	8,061
First American Financial Corp.	209	7,965
Brown & Brown, Inc.	220	7,876
Endurance Specialty Holdings Ltd.	118	7,710
Hospitality Properties Trust	290	7,702
Hanover Insurance Group, Inc.	82	7,398
Eaton Vance Corp.	220	7,375
Corrections Corporation of America	224	7,179
Commerce Bancshares, Inc.	159	7,147
Synovus Financial Corp.	242	6,996
Umpqua Holdings Corp.	422	6,693
FirstMerit Corp.	317	6,673
Tanger Factory Outlet Centers, Inc.	181	6,587
First Niagara Financial Group, Inc.	679	6,573
Bank of the Ozarks, Inc.	156	6,547
Webster Financial Corp.	175	6,283
CNO Financial Group, Inc.	344	6,164
Post Properties, Inc.	103	6,153
Healthcare Realty Trust, Inc.	196	6,054
First Horizon National Corp.	455	5,961
PrivateBancorp, Inc. — Class A	152	5,867
CoreLogic, Inc.*	169	5,864
Prosperity Bancshares, Inc.	126	5,845
Rayonier, Inc.	235	5,800
Cullen/Frost Bankers, Inc.	104	5,731
Bank of Hawaii Corp.	83	5,667
Aspen Insurance Holdings Ltd.	117	5,581
LaSalle Hotel Properties	216	5,467
Federated Investors, Inc. — Class B	181	5,222
FNB Corp.	401	5,217
SLM Corp.*	816	5,190
Associated Banc-Corp.	287	5,149
Communications Sales & Leasing, Inc.	231	5,140
Equity One, Inc.	174	4,987
First Industrial Realty Trust, Inc.	214	4,866
Corporate Office Properties Trust	181	4,749
Urban Edge Properties	177	4,574
Fulton Financial Corp.	332	4,442
Care Capital Properties, Inc.	160	4,294
Janus Capital Group, Inc.	281	4,111
Primerica, Inc.	92	4,097
Valley National Bancorp	428	4,083
Mack-Cali Realty Corp.	172	4,042
Cathay General Bancorp	142	4,023
TCF Financial Corp.	327	4,009
Washington Federal, Inc.	175	3,964
Stifel Financial Corp.*	133	3,937
Mercury General Corp.	70	3,885
Waddell & Reed Financial, Inc. — Class A	157	3,696
BancorpSouth, Inc.	162	3,452
Hancock Holding Co.	148	3,398
WP GLIMCHER, Inc.	355	3,369
Alexander & Baldwin, Inc.	88	3,228
Trustmark Corp.	129	2,971
Kemper Corp.	92	2,720
International Bancshares Corp.	106	2,614
Genworth Financial, Inc. — Class A*	953	2,602
WisdomTree Investments, Inc.	217	2,480
Potlatch Corp.	78	2,457
Total Financial		687,457
Industrial - 9.2%
Acuity Brands, Inc.	84	18,324
Mettler-Toledo International, Inc.*	52	17,928
Fortune Brands Home & Security, Inc.	302	16,924
Waste Connections, Inc.	234	15,114
Wabtec Corp.	176	13,955

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 51.1% (continued)
Industrial - 9.2% (continued)
Huntington Ingalls Industries, Inc.	90	$12,325
Carlisle Companies, Inc.	123	12,238
IDEX Corp.	145	12,018
Trimble Navigation Ltd.*	480	11,904
Arrow Electronics, Inc.*	174	11,208
Avnet, Inc.	251	11,119
AO Smith Corp.	143	10,912
Packaging Corporation of America	180	10,871
Hubbell, Inc.	102	10,805
Lennox International, Inc.	76	10,274
Orbital ATK, Inc.	113	9,825
AptarGroup, Inc.	120	9,409
Sonoco Products Co.	193	9,374
Bemis Company, Inc.	181	9,372
Old Dominion Freight Line, Inc.*	132	9,190
Keysight Technologies, Inc.*	328	9,099
B/E Aerospace, Inc.	195	8,993
AECOM*	292	8,990
Graco, Inc.	106	8,900
Gentex Corp.	553	8,677
Nordson Corp.	103	7,832
Donaldson Company, Inc.	236	7,531
Lincoln Electric Holdings, Inc.	123	7,204
Jabil Circuit, Inc.	365	7,034
FEI Co.	78	6,943
Zebra Technologies Corp. — Class A*	100	6,900
Genesee & Wyoming, Inc. — Class A*	109	6,834
AGCO Corp.	136	6,759
Eagle Materials, Inc.	94	6,590
Curtiss-Wright Corp.	85	6,432
Cognex Corp.	163	6,349
ITT Corp.	171	6,308
Kirby Corp.*	103	6,210
Teledyne Technologies, Inc.*	66	5,817
National Instruments Corp.	193	5,811
Oshkosh Corp.	140	5,722
Woodward, Inc.	107	5,566
Valmont Industries, Inc.	44	5,449
Regal Beloit Corp.	86	5,426
CLARCOR, Inc.	93	5,374
Trinity Industries, Inc.	293	5,365
Landstar System, Inc.	81	5,233
Terex Corp.	208	5,175
Tech Data Corp.*	67	5,144
Crane Co.	95	5,117
Clean Harbors, Inc.*	100	4,934
Belden, Inc.	80	4,910
Energizer Holdings, Inc.	118	4,780
Louisiana-Pacific Corp.*	274	4,691
Timken Co.	133	4,454
KBR, Inc.	272	4,211
Silgan Holdings, Inc.	77	4,094
GATX Corp.	81	3,848
Esterline Technologies Corp.*	57	3,652
Granite Construction, Inc.	75	3,585
Kennametal, Inc.	153	3,441
KLX, Inc.*	101	3,246
Vishay Intertechnology, Inc.	260	3,175
Joy Global, Inc.	187	3,005
Triumph Group, Inc.	94	2,959
MSA Safety, Inc.	61	2,949
Werner Enterprises, Inc.	86	2,336
Knowles Corp.*	169	2,227
Greif, Inc. — Class A	49	1,605
Total Industrial		509,975
Consumer, Non-cyclical - 8.0%
Jarden Corp.*	396	23,344
Global Payments, Inc.	248	16,194
ResMed, Inc.	268	15,496
Ingredion, Inc.	138	14,737
Cooper Companies, Inc.	93	14,319
Gartner, Inc.*	158	14,118
WhiteWave Foods Co. — Class A*	338	13,737
IDEXX Laboratories, Inc.*	172	13,471
Teleflex, Inc.	80	12,561
STERIS plc	164	11,652
MEDNAX, Inc.*	180	11,632
SEI Investments Co.	263	11,322
ManpowerGroup, Inc.	138	11,236
Align Technology, Inc.*	139	10,104
United Therapeutics Corp.*	87	9,694
West Pharmaceutical Services, Inc.	138	9,566
TreeHouse Foods, Inc.*	108	9,369
Service Corporation International	373	9,206
Edgewell Personal Care Co.	114	9,180
VCA, Inc.*	155	8,942
Post Holdings, Inc.*	123	8,459
Hain Celestial Group, Inc.*	197	8,059
Sprouts Farmers Market, Inc.*	271	7,870
WellCare Health Plans, Inc.*	84	7,790
Amsurg Corp. — Class A*	103	7,684
ABIOMED, Inc.*	75	7,111
Charles River Laboratories International, Inc.*	89	6,759
Bio-Techne Corp.	71	6,711
Flowers Foods, Inc.	358	6,609
RR Donnelley & Sons Co.	400	6,560
PAREXEL International Corp.*	103	6,461
Live Nation Entertainment, Inc.*	279	6,224
WEX, Inc.*	74	6,169
Deluxe Corp.	94	5,874
LifePoint Health, Inc.*	83	5,748
Hill-Rom Holdings, Inc.	109	5,483
Bio-Rad Laboratories, Inc. — Class A*	40	5,469
Molina Healthcare, Inc.*	79	5,095
Catalent, Inc.*	188	5,014
Rollins, Inc.	180	4,882
Owens & Minor, Inc.	120	4,850
Snyder's-Lance, Inc.	151	4,753
LivaNova plc*	81	4,372
Lancaster Colony Corp.	37	4,091
CEB, Inc.	62	4,013

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 51.1% (continued)
Consumer, Non-cyclical - 8.0% (continued)
Avon Products, Inc.	834	$4,012
Community Health Systems, Inc.*	216	3,998
United Natural Foods, Inc.*	96	3,869
Graham Holdings Co. — Class B	8	3,840
Akorn, Inc.*	153	3,600
Boston Beer Company, Inc. — Class A*	18	3,331
Aaron's, Inc.	124	3,112
Dean Foods Co.	176	3,048
SUPERVALU, Inc.*	509	2,932
Sotheby's	106	2,833
FTI Consulting, Inc.*	79	2,805
Halyard Health, Inc.*	89	2,557
DeVry Education Group, Inc.	109	1,882
Tootsie Roll Industries, Inc.	34	1,189
Centene Corp.*	1	42
Total Consumer, Non-cyclical		445,040
Consumer, Cyclical - 7.2%
Alaska Air Group, Inc.	239	19,603
LKQ Corp.*	586	18,712
Foot Locker, Inc.	263	16,963
JetBlue Airways Corp.*	615	12,989
Domino's Pizza, Inc.	95	12,526
NVR, Inc.*	7	12,127
Polaris Industries, Inc.	116	11,423
Carter's, Inc.	99	10,433
Ingram Micro, Inc. — Class A	284	10,198
Panera Bread Co. — Class A*	44	9,012
Toro Co.	104	8,956
Toll Brothers, Inc.*	297	8,764
Williams-Sonoma, Inc.	158	8,649
Casey's General Stores, Inc.	75	8,499
Brunswick Corp.	174	8,349
Dunkin' Brands Group, Inc.	175	8,255
Dick's Sporting Goods, Inc.	172	8,042
Copart, Inc.*	195	7,950
Skechers U.S.A., Inc. — Class A*	250	7,613
Tempur Sealy International, Inc.*	120	7,295
Cinemark Holdings, Inc.	202	7,238
Cracker Barrel Old Country Store, Inc.	46	7,023
MSC Industrial Direct Company, Inc. — Class A	92	7,021
Pool Corp.	80	7,019
Office Depot, Inc.*	946	6,717
World Fuel Services Corp.	136	6,607
Watsco, Inc.	49	6,602
J.C. Penney Company, Inc.*	586	6,481
Scotts Miracle-Gro Co. — Class A	87	6,331
Kate Spade & Co.*	245	6,252
Vista Outdoor, Inc.*	117	6,073
Tupperware Brands Corp.	97	5,624
CST Brands, Inc.	145	5,552
Thor Industries, Inc.	87	5,548
Buffalo Wild Wings, Inc.*	36	5,332
American Eagle Outfitters, Inc.	318	5,301
Brinker International, Inc.	109	5,009
CalAtlantic Group, Inc.	146	4,879
Cheesecake Factory, Inc.	86	4,566
Wendy's Co.	419	4,563
Cabela's, Inc.*	92	4,479
Big Lots, Inc.	95	4,302
Jack in the Box, Inc.	66	4,215
Abercrombie & Fitch Co. — Class A	129	4,069
Dana Holding Corp.	286	4,030
Deckers Outdoor Corp.*	62	3,714
Ascena Retail Group, Inc.*	327	3,617
Herman Miller, Inc.	115	3,553
Fossil Group, Inc.*	79	3,509
DreamWorks Animation SKG, Inc. — Class A*	137	3,418
Chico's FAS, Inc.	256	3,397
HNI Corp.	85	3,329
TRI Pointe Group, Inc.*	279	3,287
HSN, Inc.	61	3,191
KB Home	162	2,313
Guess?, Inc.	122	2,290
International Speedway Corp. — Class A	51	1,882
MDC Holdings, Inc.	75	1,880
Total Consumer, Cyclical		396,571
Technology - 5.6%
ANSYS, Inc.*	169	15,119
Synopsys, Inc.*	290	14,048
CDK Global, Inc.	297	13,826
Cadence Design Systems, Inc.*	585	13,794
Broadridge Financial Solutions, Inc.	227	13,463
Jack Henry & Associates, Inc.	151	12,770
MSCI, Inc. — Class A	170	12,594
Ultimate Software Group, Inc.*	55	10,643
Computer Sciences Corp.	264	9,079
Fortinet, Inc.*	279	8,546
Teradyne, Inc.	391	8,442
Microsemi Corp.*	215	8,237
Tyler Technologies, Inc.*	63	8,102
Manhattan Associates, Inc.*	140	7,962
PTC, Inc.*	219	7,262
NCR Corp.*	237	7,093
DST Systems, Inc.	61	6,879
IPG Photonics Corp.*	70	6,726
Atmel Corp.	807	6,553
MAXIMUS, Inc.	124	6,527
Fair Isaac Corp.	60	6,365
Leidos Holdings, Inc.	123	6,189
VeriFone Systems, Inc.*	211	5,959
Cree, Inc.*	193	5,616
Synaptics, Inc.*	70	5,581
j2 Global, Inc.	89	5,480
Integrated Device Technology, Inc.*	259	5,294
Cypress Semiconductor Corp.*	602	5,213
Convergys Corp.	185	5,137
SYNNEX Corp.	55	5,092

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 51.1% (continued)
Technology - 5.6% (continued)
Allscripts Healthcare Solutions, Inc.*	362	$4,782
ACI Worldwide, Inc.*	228	4,740
Rackspace Hosting, Inc.*	213	4,599
NetScout Systems, Inc.*	189	4,341
Fairchild Semiconductor International, Inc. — Class A*	217	4,340
Science Applications International Corp.	79	4,214
Lexmark International, Inc. — Class A	119	3,978
Mentor Graphics Corp.	191	3,883
Diebold, Inc.	125	3,614
Advanced Micro Devices, Inc.*	1,230	3,506
CommVault Systems, Inc.*	80	3,454
Intersil Corp. — Class A	254	3,396
Silicon Laboratories, Inc.*	74	3,327
Acxiom Corp.*	149	3,195
3D Systems Corp.*	204	3,156
Total Technology		312,116
Utilities - 3.1%
Alliant Energy Corp.	217	16,119
Atmos Energy Corp.	195	14,481
Westar Energy, Inc.	271	13,444
UGI Corp.	329	13,255
OGE Energy Corp.	382	10,937
Aqua America, Inc.	339	10,787
Great Plains Energy, Inc.	295	9,514
Questar Corp.	335	8,308
National Fuel Gas Co.	162	8,108
Vectren Corp.	158	7,988
MDU Resources Group, Inc.	374	7,278
IDACORP, Inc.	96	7,161
WGL Holdings, Inc.	95	6,875
Hawaiian Electric Industries, Inc.*	206	6,674
Cleco Corp.	116	6,404
ONE Gas, Inc.	100	6,110
New Jersey Resources Corp.	164	5,975
Black Hills Corp.	98	5,893
PNM Resources, Inc.	152	5,125
Talen Energy Corp.*	123	1,107
Total Utilities		171,543
Basic Materials - 2.6%
Valspar Corp.	139	14,876
Albemarle Corp.	215	13,744
Ashland, Inc.	121	13,305
RPM International, Inc.	254	12,022
Steel Dynamics, Inc.	466	10,490
Reliance Steel & Aluminum Co.	138	9,548
NewMarket Corp.	19	7,529
Royal Gold, Inc.	125	6,411
Cabot Corp.	119	5,751
Olin Corp.	316	5,489
Sensient Technologies Corp.	86	5,458
PolyOne Corp.	163	4,931
Domtar Corp.	120	4,860
Compass Minerals International, Inc.	65	4,606
United States Steel Corp.	280	4,494
Minerals Technologies, Inc.	67	3,809
Commercial Metals Co.	223	3,784
Allegheny Technologies, Inc.	209	3,407
Worthington Industries, Inc.	87	3,101
Carpenter Technology Corp.	90	3,081
Total Basic Materials		140,696
Energy - 1.7%
HollyFrontier Corp.	338	11,938
Energen Corp.	186	6,805
Gulfport Energy Corp.*	236	6,688
Oceaneering International, Inc.	187	6,216
QEP Resources, Inc.	365	5,150
Patterson-UTI Energy, Inc.	282	4,968
Nabors Industries Ltd.	539	4,959
CONSOL Energy, Inc.	439	4,956
Noble Corporation plc	466	4,823
Ensco plc — Class A	454	4,708
Murphy USA, Inc.*	75	4,609
Dril-Quip, Inc.*	73	4,421
Superior Energy Services, Inc.	290	3,883
Rowan Companies plc — Class A	239	3,848
Western Refining, Inc.	129	3,753
NOW, Inc.*	205	3,633
WPX Energy, Inc.*	448	3,132
Oil States International, Inc.*	98	3,089
SM Energy Co.	130	2,436
Denbury Resources, Inc.	672	1,492
SunEdison, Inc.*	607	328
Total Energy		95,835
Communications - 1.3%
FactSet Research Systems, Inc.	79	11,971
ARRIS International plc*	344	7,884
AMC Networks, Inc. — Class A*	117	7,598
Telephone & Data Systems, Inc.	181	5,446
Ciena Corp.*	247	4,698
John Wiley & Sons, Inc. — Class A	93	4,547
InterDigital, Inc.	67	3,729
Cable One, Inc.	8	3,497
Meredith Corp.	72	3,420
Time, Inc.	201	3,103
New York Times Co. — Class A	235	2,928
Polycom, Inc.*	256	2,854
comScore, Inc.*	90	2,704
NeuStar, Inc. — Class A*	103	2,534
Plantronics, Inc.	64	2,508
Total Communications		69,421
Total Common Stocks
(Cost $2,559,667)		2,828,654

MUTUAL FUNDS† - 23.7%
Guggenheim Strategy Fund I1	50,646	1,256,525
Guggenheim Strategy Fund II1	2,357	58,192
Total Mutual Funds
(Cost $1,317,518)		1,314,717

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 18.7%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[3]	$391,693	$391,693
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	339,100	339,100
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	204,922	204,922
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	102,461	102,461
Total Repurchase Agreements
(Cost $1,038,176)		1,038,176
Total Investments - 93.5%
(Cost $4,915,361)		$5,181,547
Other Assets & Liabilities, net - 6.5%		357,496
Total Net Assets - 100.0%		$5,539,043

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $720,500)	5	$29,881

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2016 S&P MidCap 400 Index Swap 0.43%[4], Terminating 04/26/16 (Notional Value $764,681)	529	$17,857
Goldman Sachs International April 2016 S&P MidCap 400 Index Swap 0.40%[4], Terminating 04/27/16 (Notional Value $959,121)	664	9,359
Barclays Bank plc April 2016 S&P MidCap 400 Index Swap 0.40%[4], Terminating 04/29/16 (Notional Value $3,044,198)	2,106	3,970
(Total Notional Value $4,768,000)		$31,186

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$2,828,654	$—	$—	$—	$—	$2,828,654
Equity Futures Contracts	—	29,881	—	—	—	29,881
Equity Index Swap Agreements	—	—	—	31,186	—	31,186
Mutual Funds	1,314,717	—	—	—	—	1,314,717
Repurchase Agreements	—	—	1,038,176	—	—	1,038,176
Total	$4,143,371	$29,881	$1,038,176	$31,186	$—	$5,242,614

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 48.6%
Consumer, Non-cyclical - 8.7%
Alere, Inc.*,1	10,874	$550,344
ADT Corp.[1]	10,452	431,249
Jarden Corp.*,1	5,264	310,313
Humana, Inc.[1]	1,180	215,881
Allergan plc*,1	673	180,384
Heartland Payment Systems, Inc.[1]	1,745	168,515
Affymetrix, Inc.*,1	8,716	122,111
Herbalife Ltd.*	1,633	100,527
Cigna Corp.[1]	722	99,087
Apollo Education Group, Inc. — Class A*,1	11,757	96,584
KAR Auction Services, Inc.[1]	2,299	87,684
SABMiller plc ADR	1,418	86,640
Constellation Brands, Inc. — Class A1	560	84,611
Baxalta, Inc.[1]	2,050	82,820
ManpowerGroup, Inc.[1]	1,013	82,478
Tyson Foods, Inc. — Class A1	1,225	81,659
Ingredion, Inc.[1]	756	80,734
Reynolds American, Inc.[1]	1,573	79,138
Pinnacle Foods, Inc.[1]	1,770	79,084
Bio-Rad Laboratories, Inc. — Class A*,1	575	78,615
Mondelez International, Inc. — Class A1	1,951	78,274
UnitedHealth Group, Inc.[1]	605	77,985
Amgen, Inc.[1]	509	76,314
Teleflex, Inc.[1]	484	75,992
Dr Pepper Snapple Group, Inc.[1]	847	75,738
Western Union Co.[1]	3,857	74,402
Kroger Co.[1]	1,891	72,331
Hill-Rom Holdings, Inc.[1]	1,376	69,213
Charles River Laboratories International, Inc.*,1	907	68,878
Gilead Sciences, Inc.[1]	741	68,068
United Therapeutics Corp.*,1	605	67,415
Coty, Inc. — Class A1	2,405	66,931
Eli Lilly & Co.[1]	922	66,393
Flowers Foods, Inc.[1]	3,592	66,308
Graham Holdings Co. — Class B1	136	65,280
Cooper Companies, Inc.[1]	408	62,820
Church & Dwight Company, Inc.[1]	665	61,300
DaVita HealthCare Partners, Inc.*,1	817	59,951
Archer-Daniels-Midland Co.[1]	1,648	59,839
AbbVie, Inc.[1]	832	47,524
Aaron's, Inc.[1]	1,770	44,427
Universal Health Services, Inc. — Class B1	348	43,403
Tumi Holdings, Inc.*	1,512	40,552
Edwards Lifesciences Corp.*,1	393	34,667
VCA, Inc.*,1	499	28,787
Laboratory Corporation of America Holdings*,1	181	21,201
Hologic, Inc.*,1	605	20,873
JM Smucker Co.[1]	136	17,658
Cintas Corp.[1]	166	14,908
Vantiv, Inc. — Class A*,1	257	13,847
MEDNAX, Inc.*,1	182	11,761
Quest Diagnostics, Inc.[1]	136	9,717
Total System Services, Inc.[1]	151	7,185
Macquarie Infrastructure Corp.[1]	106	7,149
Quanta Services, Inc.*,1	136	3,068
Service Corporation International[1]	76	1,876
Acadia Healthcare Company, Inc.*,1	30	1,653
Molson Coors Brewing Co. — Class B1	15	1,443
Total Consumer, Non-cyclical		4,783,589
Utilities - 6.6%
Cleco Corp.[1]	12,139	670,194
Piedmont Natural Gas Company, Inc.[1]	9,598	574,247
TECO Energy, Inc.[1]	13,142	361,799
AGL Resources, Inc.[1]	5,333	347,392
Questar Corp.[1]	12,071	299,361
Empire District Electric Co.[1]	5,453	180,222
Edison International[1]	1,240	89,144
Great Plains Energy, Inc.[1]	2,692	86,817
Ameren Corp.[1]	1,709	85,621
Public Service Enterprise Group, Inc.[1]	1,815	85,559
Pinnacle West Capital Corp.[1]	1,134	85,129
NiSource, Inc.[1]	3,554	83,732
Consolidated Edison, Inc.[1]	1,089	83,439
American Electric Power Company, Inc.[1]	1,255	83,332
Xcel Energy, Inc.[1]	1,981	82,845
SCANA Corp.[1]	1,180	82,777
Atmos Energy Corp.[1]	1,104	81,983
UGI Corp.[1]	1,558	62,772
AES Corp.[1]	5,112	60,322
PPL Corp.[1]	1,165	44,352
Exelon Corp.[1]	1,150	41,239
DTE Energy Co.[1]	166	15,050
FirstEnergy Corp.[1]	61	2,194
Total Utilities		3,589,522
Financial - 6.4%
First Niagara Financial Group, Inc.[1]	21,274	205,932
FirstMerit Corp.[1]	6,570	138,299
Interactive Brokers Group, Inc. — Class A1	2,329	91,576
Mid-America Apartment Communities, Inc.[1]	847	86,572
E*TRADE Financial Corp.*,1	3,463	84,809
Synovus Financial Corp.[1]	2,904	83,955
Everest Re Group Ltd.[1]	424	83,711
Berkshire Hathaway, Inc. — Class B*,1	590	83,709
Chimera Investment Corp.[1]	6,122	83,198
Hanover Insurance Group, Inc.[1]	922	83,183
Goldman Sachs Group, Inc.[1]	529	83,042

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 48.6% (continued)
Financial - 6.4% (continued)
Lamar Advertising Co. — Class A1	1,346	$82,779
Nasdaq, Inc.[1]	1,240	82,311
Aspen Insurance Holdings Ltd.[1]	1,724	82,235
Bank of New York Mellon Corp.[1]	2,223	81,873
Capital One Financial Corp.[1]	1,180	81,786
MFA Financial, Inc.[1]	11,903	81,536
American Capital Agency Corp. REIT[1]	4,326	80,593
Reinsurance Group of America, Inc. — Class A1	832	80,080
JPMorgan Chase & Co.[1]	1,346	79,710
PNC Financial Services Group, Inc.[1]	938	79,327
Old Republic International Corp.[1]	4,326	79,078
Air Lease Corp. — Class A1	2,450	78,694
Arch Capital Group Ltd.*,1	1,104	78,494
Ally Financial, Inc.*,1	4,174	78,137
Hartford Financial Services Group, Inc.[1]	1,648	75,940
American Financial Group, Inc.[1]	1,074	75,577
Macerich Co.[1]	953	75,515
CoreLogic, Inc.*,1	2,163	75,056
Voya Financial, Inc.[1]	2,480	73,830
Assured Guaranty Ltd.[1]	2,843	71,928
Starwood Property Trust, Inc.[1]	3,645	69,000
Popular, Inc.[1]	2,390	68,378
Cincinnati Financial Corp.[1]	983	64,249
Citigroup, Inc.[1]	1,497	62,500
CBL & Associates Properties, Inc.[1]	4,795	57,061
Travelers Companies, Inc.[1]	484	56,488
Synchrony Financial*,1	1,770	50,728
Ameriprise Financial, Inc.[1]	529	49,731
Associated Banc-Corp.[1]	2,632	47,218
Discover Financial Services[1]	892	45,421
Wilshire Bancorp, Inc.	4,018	41,385
Fidelity & Guaranty Life[1]	1,577	41,380
East West Bancorp, Inc.[1]	1,255	40,762
AmTrust Financial Services, Inc.[1]	1,482	38,354
Raymond James Financial, Inc.[1]	590	28,090
Jones Lang LaSalle, Inc.[1]	151	17,715
Endurance Specialty Holdings Ltd.[1]	212	13,852
Two Harbors Investment Corp.[1]	1,406	11,164
RenaissanceRe Holdings Ltd.[1]	91	10,905
Santander Consumer USA Holdings, Inc.*,1	1,013	10,626
CIT Group, Inc.[1]	288	8,937
Credit Acceptance Corp.*,1	30	5,447
Hospitality Properties Trust[1]	182	4,834
CME Group, Inc. — Class A1	15	1,441
Taubman Centers, Inc.[1]	15	1,068
Lincoln National Corp.[1]	15	588
Total Financial		3,529,787
Consumer, Cyclical - 5.0%
Office Depot, Inc.*	44,535	316,198
Ingram Micro, Inc. — Class A1	5,949	213,629
Rite Aid Corp.*,1	26,009	211,972
Norwegian Cruise Line Holdings Ltd.*,1	1,830	101,180
DR Horton, Inc.[1]	3,116	94,197
CST Brands, Inc.[1]	2,420	92,662
Royal Caribbean Cruises Ltd.[1]	1,089	89,461
Carnival Corp.[1]	1,679	88,601
Target Corp.[1]	1,074	88,369
Best Buy Company, Inc.[1]	2,602	84,409
PACCAR, Inc.[1]	1,528	83,566
Vista Outdoor, Inc.*,1	1,603	83,212
GameStop Corp. — Class A	2,586	82,054
Alaska Air Group, Inc.[1]	968	79,395
CVS Health Corp.[1]	741	76,864
Walgreens Boots Alliance, Inc.[1]	892	75,142
Foot Locker, Inc.[1]	1,150	74,175
Liberty Interactive Corporation QVC Group — Class A*,1	2,904	73,326
Darden Restaurants, Inc.[1]	1,074	71,206
Lear Corp.[1]	635	70,592
Penske Automotive Group, Inc.[1]	1,754	66,477
Goodyear Tire & Rubber Co.[1]	1,876	61,870
Kohl's Corp.[1]	1,285	59,894
Lennar Corp. — Class B1	1,244	48,155
Extended Stay America, Inc.[1]	2,874	46,846
WESCO International, Inc.*,1	787	43,025
World Fuel Services Corp.[1]	877	42,605
Southwest Airlines Co.[1]	938	42,022
Homeinns Hotel Group ADR*	1,170	41,711
Lennar Corp. — Class A1	834	40,332
Carmike Cinemas, Inc.*	1,342	40,314
Dick's Sporting Goods, Inc.[1]	787	36,792
Nu Skin Enterprises, Inc. — Class A	938	35,879
Six Flags Entertainment Corp.[1]	635	35,236
Mohawk Industries, Inc.*,1	151	28,826
Whirlpool Corp.[1]	121	21,821
Carter's, Inc.[1]	181	19,074
United Continental Holdings, Inc.*,1	302	18,078
Wyndham Worldwide Corp.[1]	227	17,350
AutoNation, Inc.*,1	333	15,544
Dillard's, Inc. — Class A1	181	15,369
Ford Motor Co.[1]	1,044	14,094
Skechers U.S.A., Inc. — Class A*,1	408	12,424
General Motors Co.[1]	393	12,352
Hasbro, Inc.[1]	106	8,491
PVH Corp.[1]	30	2,972
Total Consumer, Cyclical		2,977,763
Technology - 4.8%
EMC Corp.[1]	19,657	523,859
SanDisk Corp.[1]	3,000	228,240
Atmel Corp.[1]	26,732	217,064
KLA-Tencor Corp.[1]	2,102	153,047
Cadence Design Systems, Inc.*,1	3,691	87,033
Activision Blizzard, Inc.[1]	2,571	87,002
NVIDIA Corp.[1]	2,390	85,156
Allscripts Healthcare Solutions, Inc.*,1	6,383	84,319

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 48.6% (continued)
Technology - 4.8% (continued)
Synopsys, Inc.*,1	1,724	$83,511
Oracle Corp.[1]	2,027	82,925
Amdocs Ltd.[1]	1,331	80,420
CA, Inc.[1]	2,586	79,623
Nuance Communications, Inc.*,1	4,159	77,732
DST Systems, Inc.[1]	681	76,797
Intel Corp.[1]	2,269	73,402
Apple, Inc.[1]	665	72,478
ON Semiconductor Corp.*,1	7,456	71,503
Fidelity National Information Services, Inc.[1]	1,074	67,995
Microsoft Corp.[1]	1,150	63,515
Electronic Arts, Inc.*,1	892	58,970
SS&C Technologies Holdings, Inc.[1]	907	57,522
Brocade Communications Systems, Inc.[1]	4,764	50,403
Leidos Holdings, Inc.[1]	907	45,640
Mattson Technology, Inc.*,1	11,835	43,198
Broadridge Financial Solutions, Inc.[1]	665	39,441
Xerox Corp.[1]	3,388	37,810
Teradyne, Inc.[1]	1,739	37,545
Akamai Technologies, Inc.*,1	424	23,562
Pitney Bowes, Inc.[1]	938	20,205
Citrix Systems, Inc.*,1	242	19,016
Genpact Ltd.*,1	544	14,791
HP, Inc.[1]	302	3,721
Total Technology		2,747,445
Industrial - 4.8%
Progressive Waste Solutions Ltd.[1]	3,339	103,609
Rofin-Sinar Technologies, Inc.*	2,891	93,148
Stanley Black & Decker, Inc.[1]	847	89,113
Jacobs Engineering Group, Inc.*,1	2,042	88,929
Owens Corning[1]	1,860	87,941
Eaton Corporation plc[1]	1,391	87,021
Crown Holdings, Inc.*,1	1,709	84,749
Avnet, Inc.[1]	1,891	83,772
AGCO Corp.[1]	1,679	83,446
Blount International, Inc.*,1	8,145	81,286
AMERCO[1]	227	81,109
Republic Services, Inc. — Class A1	1,694	80,719
Harris Corp.[1]	1,028	80,040
Corning, Inc.[1]	3,826	79,925
Sonoco Products Co.[1]	1,633	79,315
Spirit AeroSystems Holdings, Inc. — Class A*,1	1,739	78,881
Huntington Ingalls Industries, Inc.[1]	575	78,741
Deere & Co.[1]	1,013	77,991
L-3 Communications Holdings, Inc.[1]	650	77,025
GATX Corp.[1]	1,573	74,718
Trinity Industries, Inc.[1]	4,069	74,503
Northrop Grumman Corp.[1]	363	71,838
CSX Corp.[1]	2,647	68,160
AECOM*,1	2,163	66,599
Jabil Circuit, Inc.[1]	3,040	58,581
Masco Corp.[1]	1,860	58,497
Ryder System, Inc.[1]	877	56,812
Arrow Electronics, Inc.*,1	862	55,521
Carlisle Companies, Inc.[1]	529	52,636
FedEx Corp.[1]	318	51,745
ITT Corp.[1]	1,361	50,207
Orbital ATK, Inc.[1]	514	44,687
Multi-Fineline Electronix, Inc.*,1	1,901	44,122
Regal Beloit Corp.[1]	665	41,955
Waste Management, Inc.[1]	529	31,211
Oshkosh Corp.[1]	726	29,672
Kirby Corp.*,1	393	23,694
Bemis Company, Inc.[1]	424	21,955
Snap-on, Inc.[1]	121	18,996
Caterpillar, Inc.[1]	242	18,523
PerkinElmer, Inc.[1]	106	5,243
Textron, Inc.[1]	75	2,735
Newport Corp.*	100	2,300
Total Industrial		2,621,670
Communications - 4.3%
Time Warner Cable, Inc.[1]	3,479	711,873
Cablevision Systems Corp. — Class A1	6,774	223,542
Youku Tudou, Inc. ADR*,1	6,795	186,794
Qihoo 360 Technology Company Ltd. ADR*,1	1,120	84,616
VeriSign, Inc.*,1	953	84,379
AT&T, Inc.[1]	2,133	83,550
Cisco Systems, Inc.[1]	2,934	83,531
Comcast Corp. — Class A1	1,346	82,214
Thomson Reuters Corp.[1]	2,027	82,053
Juniper Networks, Inc.[1]	3,176	81,019
eBay, Inc.*,1	3,267	77,950
TEGNA, Inc.[1]	3,252	76,292
Walt Disney Co.[1]	620	61,572
Expedia, Inc.[1]	529	57,037
United States Cellular Corp.*,1	1,210	55,285
Liberty Media Corp. — Class A*,1	1,150	44,425
Liberty Media Corp. — Class C*,1	1,165	44,375
Symantec Corp.[1]	1,876	34,481
Alphabet, Inc. — Class A*,1	45	34,331
Alphabet, Inc. — Class C*,1	45	33,523
ARRIS International plc*,1	1,422	32,592
Telephone & Data Systems, Inc.[1]	877	26,389
CenturyLink, Inc.[1]	817	26,111
IAC/InterActiveCorp[1]	529	24,905
AMC Networks, Inc. — Class A*,1	182	11,819
T-Mobile US, Inc.*,1	242	9,269
Amazon.com, Inc.*,1	15	8,905
John Wiley & Sons, Inc. — Class A1	45	2,200
Interpublic Group of Companies, Inc.[1]	91	2,088
Total Communications		2,367,120
Energy - 3.8%
Baker Hughes, Inc.	8,875	388,992

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 48.6% (continued)
Energy - 3.8% (continued)
Columbia Pipeline Group, Inc.	8,626	$216,513
Cameron International Corp.*,1	3,216	215,632
PBF Energy, Inc. — Class A1	2,904	96,413
Tesoro Corp.[1]	1,074	92,375
Northern Tier Energy, LP1	3,902	91,970
Marathon Petroleum Corp.[1]	2,465	91,649
Valero Energy Corp.[1]	1,361	87,295
First Solar, Inc.*,1	1,240	84,903
CVR Energy, Inc.	3,252	84,877
Chevron Corp.[1]	862	82,235
Phillips 66[1]	938	81,221
HollyFrontier Corp.[1]	2,223	78,516
Rowan Companies plc — Class A1	4,447	71,596
Frank's International N.V.[1]	4,054	66,810
Noble Corporation plc[1]	5,294	54,793
Williams Partners, LP1	2,660	54,397
Helmerich & Payne, Inc.[1]	787	46,213
SM Energy Co.[1]	1,452	27,210
Rice Energy, Inc.*,1	1,618	22,587
WPX Energy, Inc.*,1	2,540	17,755
Diamond Offshore Drilling, Inc.	438	9,518
EP Energy Corp. — Class A*,1	1,360	6,147
Total Energy		2,069,617
Basic Materials - 3.5%
Airgas, Inc.[1]	4,572	647,578
Valspar Corp.	4,232	452,909
Syngenta AG ADR[1]	1,234	102,200
Steel Dynamics, Inc.[1]	4,356	98,054
Albemarle Corp.[1]	1,422	90,909
Reliance Steel & Aluminum Co.[1]	1,301	90,016
Eastman Chemical Co.[1]	1,240	89,565
Domtar Corp.[1]	2,148	86,994
LyondellBasell Industries N.V. — Class A1	998	85,409
Celanese Corp. — Class A1	1,301	85,216
Mosaic Co.[1]	2,284	61,668
Nucor Corp.[1]	590	27,907
Newmont Mining Corp.[1]	287	7,628
Sherwin-Williams Co.[1]	15	4,270
Total Basic Materials		1,930,323
Total Common Stocks
(Cost $25,352,566)		26,616,836
MUTUAL FUNDS† - 1.4%
Guggenheim Strategy Fund II2	20,631	509,386
Guggenheim Strategy Fund I2	10,425	258,636
Total Mutual Funds
(Cost $775,558)		768,022

CLOSED-END FUNDS† - 11.6%
Nuveen Dividend Advantage Municipal Income Fund[1]	12,799	194,160
Nuveen Maryland Premium Income Municipal Fund[1]	14,045	188,342
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,2]	16,639	184,026
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	9,195	173,968
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	33,816	172,122
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,2]	14,652	166,885
BlackRock Enhanced Equity Dividend Trust[1]	21,753	164,017
AllianzGI Equity & Convertible Income Fund[1]	9,011	163,910
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	18,553	162,895
Tri-Continental Corp.[1]	8,159	162,854
Adams Diversified Equity Fund, Inc.[1]	12,827	162,262
Alpine Total Dynamic Dividend Fund[1]	21,293	159,698
Zweig Total Return Fund, Inc.[1]	13,178	158,004
Calamos Strategic Total Return Fund[1]	14,456	137,476
GDL Fund[1]	13,720	137,063
First Trust High Income Long/Short Fund[1]	9,096	132,984
BlackRock Resources & Commodities Strategy Trust[1]	18,419	132,801
Nuveen Credit Strategies Income Fund[1]	16,635	131,583
BlackRock Credit Allocation Income Trust[1]	10,301	128,969
General American Investors Company, Inc.[1]	4,053	126,575
Boulder Growth & Income Fund, Inc.[1]	15,361	120,584
Zweig Fund, Inc.[1]	7,913	101,999
BlackRock MuniYield Michigan Quality Fund, Inc.[1]	6,521	94,945
Gabelli Healthcare & WellnessRx Trust[1]	8,713	85,736
Clough Global Allocation Fund[1]	7,112	82,499
Advent Claymore Convertible Securities and Income Fund II1,2	15,135	82,183
Swiss Helvetia Fund, Inc.[1]	8,004	81,481
Western Asset Emerging Markets Income Fund, Inc.[1]	7,098	72,825
Western Asset Worldwide Income Fund, Inc.[1]	6,844	71,109
Madison Covered Call & Equity Strategy Fund[1]	9,187	68,627
Cohen & Steers Quality Income Realty Fund, Inc.[1]	4,664	57,880
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	4,043	57,208
Ellsworth Growth and Income Fund Ltd.[1]	6,273	47,675
China Fund, Inc.[1]	3,227	47,598
New Ireland Fund, Inc.[1]	3,561	46,254
Bancroft Fund Ltd.[1]	2,461	44,175
Putnam High Income Securities Fund[1]	6,005	43,957
Duff & Phelps Global Utility Income Fund, Inc.[1]	2,538	40,380

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
CLOSED-END FUNDS† - 11.6% (continued)
Wells Fargo Multi-Sector Income Fund[1]	3,243	$39,629
Franklin Limited Duration Income Trust[1]	3,386	38,397
First Trust Aberdeen Global Opportunity Income Fund[1]	3,502	38,382
BlackRock Debt Strategies Fund, Inc.[1]	11,023	38,250
Korea Equity Fund, Inc.[1]	4,758	38,064
MFS Multimarket Income Trust[1]	6,527	38,052
CBRE Clarion Global Real Estate Income Fund[1]	4,851	37,886
Eaton Vance Limited Duration Income Fund[1]	2,870	37,827
BlackRock Limited Duration Income Trust[1]	2,549	37,674
RMR Real Estate Income Fund[1]	1,942	37,597
Ivy High Income Opportunities Fund[1]	2,951	37,566
MFS Charter Income Trust[1]	4,620	37,561
BlackRock Corporate High Yield Fund, Inc.[1]	3,767	37,557
BlackRock Multi-Sector Income Trust[1]	2,355	37,233
Nuveen Diversified Dividend & Income Fund[1]	3,397	37,163
Royce Value Trust, Inc.[1]	3,169	37,109
Western Asset Emerging Markets Debt Fund, Inc.[1]	2,549	37,011
Templeton Emerging Markets Income Fund[1]	3,594	36,946
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	2,616	36,467
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	3,335	36,318
Ares Dynamic Credit Allocation Fund, Inc.[1]	2,706	36,206
Central Securities Corp.[1]	1,891	36,175
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	1,874	35,962
Delaware Enhanced Global Dividend & Income Fund[1]	3,901	35,694
First Trust Enhanced Equity Income Fund[1]	2,736	34,857
Liberty All Star Equity Fund[1]	6,927	34,427
Lazard Global Total Return and Income Fund, Inc.[1]	2,627	32,654
Advent/Claymore Enhanced Growth & Income Fund[1,2]	3,208	26,338
Delaware Investments National Municipal Income Fund[1]	1,799	24,718
Madison Strategic Sector Premium Fund[1]	1,879	21,158
Deutsche Global High Income Fund, Inc.[1]	2,628	20,288
Asia Tigers Fund, Inc.[1]	2,116	19,277
Aberdeen Singapore Fund, Inc.[1]	1,241	11,144
Western Asset Managed High Income Fund, Inc.[1]	2,288	10,136
Nuveen S&P 500 Dynamic Overwrite Fund[1]	712	9,484
First Trust Strategic High Income Fund II1	832	9,460
John Hancock Income Securities Trust[1]	678	9,438
Nuveen Multi-Market Income Fund, Inc.[1]	1,283	9,250
ASA Gold and Precious Metals Ltd.[1]	733	7,506
Gabelli Global Utility & Income Trust[1]	352	6,301
European Equity Fund, Inc.[1]	793	6,273
GAMCO Natural Resources Gold & Income Trust[1]	947	6,231
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	308	6,188
Prudential Global Short Duration High Yield Fund, Inc.[1]	414	6,160
Prudential Short Duration High Yield Fund, Inc.[1]	400	6,160
Deutsche Multi-Market Income Trust[1]	771	6,114
BlackRock Utility and Infrastructure Trust[1]	330	6,112
AllianceBernstein Global High Income Fund, Inc.[1]	522	6,087
Invesco Pennsylvania Value Municipal Income Trust[1]	449	6,066
Cohen & Steers Infrastructure Fund, Inc.[1]	306	6,062
Deutsche High Income Trust[1]	714	6,055
Nuveen Michigan Quality Income Municipal Fund[1]	419	6,017
Deutsche Strategic Income Trust[1]	543	6,011
Sprott Focus Trust, Inc.[1]	985	5,999
Nuveen Quality Municipal Fund, Inc.[1]	421	5,995
Aberdeen Latin America Equity Fund, Inc.[1]	330	5,983
New America High Income Fund, Inc.[1]	741	5,980
Central Europe Russia and Turkey Fund, Inc.[1]	322	5,980
Nuveen Dividend Advantage Municipal Fund 2[1]	402	5,970
Nuveen Dividend Advantage Municipal Fund 3[1]	398	5,958
Delaware Investments Dividend & Income Fund, Inc.[1]	652	5,953
Nuveen Select Quality Municipal Fund, Inc.[1]	406	5,952
MFS Intermediate High Income Fund[1]	2,542	5,948
John Hancock Investors Trust[1]	385	5,944
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	414	5,941

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
CLOSED-END FUNDS† - 11.6% (continued)
Dreyfus Municipal Bond Infrastructure Fund, Inc.[1]	451	$5,940
Nuveen North Carolina Premium Income Municipal Fund[1]	431	5,935
Nuveen Quality Income Municipal Fund, Inc.[1]	403	5,932
Nuveen Municipal Advantage Fund, Inc.[1]	413	5,927
Nuveen AMT-Free Municipal Income Fund[1]	417	5,926
BlackRock New York Municipal Income Quality Trust[1]	421	5,915
Invesco Quality Municipal Income Trust[1]	447	5,914
First Trust Aberdeen Emerging Opportunity Fund[1]	424	5,906
Franklin Universal Trust[1]	946	5,903
Nuveen Premium Income Municipal Fund, Inc.[1]	405	5,901
BlackRock Muni Intermediate Duration Fund, Inc.[1]	402	5,893
Putnam Managed Municipal Income Trust[1]	770	5,891
BlackRock Long-Term Municipal Advantage Trust[1]	494	5,879
Nuveen Municipal Market Opportunity Fund, Inc.[1]	413	5,873
Nuveen Connecticut Premium Income Municipal Fund[1]	444	5,870
Morgan Stanley Emerging Markets Fund, Inc.[1]	445	5,870
Invesco Municipal Trust[1]	440	5,861
Neuberger Berman High Yield Strategies Fund, Inc.[1]	552	5,857
Nuveen Ohio Quality Income Municipal Fund[1]	374	5,853
Putnam Municipal Opportunities Trust[1]	460	5,842
Tortoise Pipeline & Energy Fund, Inc.[1]	396	5,837
Nuveen New York AMT-Free Municipal Income Fund[1]	434	5,833
Nuveen Premier Municipal Income Fund, Inc.[1]	413	5,832
Nuveen Flexible Investment Income Fund[1]	378	5,825
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	353	5,821
Nuveen Premium Income Municipal Fund 2, Inc.[1]	395	5,814
LMP Capital and Income Fund, Inc.[1]	470	5,814
BlackRock Income Trust, Inc.[1]	876	5,808
Mexico Fund, Inc.[1]	323	5,785
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	468	5,780
Blackstone / GSO Strategic Credit Fund[1]	424	5,779
Nuveen Dividend Advantage Municipal Fund[1]	391	5,775
Eaton Vance Municipal Bond Fund[1]	434	5,772
Virtus Global Multi-Sector Income Fund[1]	406	5,753
Nuveen Senior Income Fund[1]	974	5,747
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	492	5,722
Nuveen Real Estate Income Fund[1]	526	5,702
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund[1]	465	5,701
Taiwan Fund, Inc.[1]	364	5,686
Invesco High Income Trust II1	429	5,680
Eaton Vance New Jersey Municipal Income Trust[1]	428	5,658
Credit Suisse Asset Management Income Fund, Inc.[1]	1,968	5,648
Stone Harbor Emerging Markets Total Income Fund[1]	457	5,644
Western Asset Global High Income Fund, Inc.[1]	624	5,641
Morgan Stanley Asia-Pacific Fund, Inc.[1]	412	5,640
MFS Intermediate Income Trust[1]	1,223	5,638
KKR Income Opportunities Fund[1]	391	5,634
Nuveen Short Duration Credit Opportunities Fund[1]	372	5,625
Wells Fargo Income Opportunities Fund[1]	743	5,625
Nuveen Municipal Opportunity Fund, Inc.[1]	382	5,623
Nuveen Floating Rate Income Opportunity Fund[1]	568	5,618
Western Asset High Income Opportunity Fund, Inc.[1]	1,195	5,605
DoubleLine Income Solutions Fund[1]	333	5,598
Nuveen Global High Income Fund[1]	403	5,590
Voya Emerging Markets High Income Dividend Equity Fund[1]	723	5,589
Aberdeen Australia Equity Fund, Inc.[1]	1,004	5,582
Wells Fargo Global Dividend Opportunity Fund[1]	935	5,582
Brookfield High Income Fund, Inc.[1]	795	5,581
Nuveen Global Equity Income Fund[1]	506	5,551
Royce Micro-Capital Trust, Inc.[1]	792	5,544
Managed Duration Investment Grade Municipal Fund[1,2]	397	5,534
Pacholder High Yield Fund, Inc.[1]	871	5,531

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
CLOSED-END FUNDS† - 11.6% (continued)
Voya Asia Pacific High Dividend Equity Income Fund[1]	598	$5,526
PIMCO Dynamic Credit Income Fund[1]	316	5,511
Adams Natural Resources Fund, Inc.[1]	306	5,505
Morgan Stanley India Investment Fund, Inc.[1]	220	5,502
Alpine Global Dynamic Dividend Fund[1]	644	5,493
Dividend and Income Fund[1]	491	5,480
John Hancock Hedged Equity & Income Fund[1]	373	5,479
Voya Infrastructure Industrials and Materials Fund[1]	439	5,474
Western Asset Global Partners Income Fund, Inc.[1]	681	5,462
Voya International High Dividend Equity Income Fund[1]	848	5,461
Voya Global Equity Dividend and Premium Opportunity Fund[1]	770	5,459
Gabelli Dividend & Income Trust[1]	295	5,452
JPMorgan China Region Fund, Inc.[1]	369	5,446
Principal Real Estate Income Fund[1]	330	5,445
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	444	5,443
India Fund, Inc.[1]	237	5,442
Lazard World Dividend & Income Fund, Inc.[1]	601	5,427
Aberdeen Japan Equity Fund, Inc.[1]	737	5,410
Mexico Equity & Income Fund, Inc.[1]	481	5,392
Diversified Real Asset Income Fund[1]	341	5,388
Nuveen Tax-Advantaged Dividend Growth Fund[1]	393	5,384
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	471	5,346
BlackRock Global Opportunities Equity Trust[1]	449	5,334
Voya Natural Resources Equity Income Fund[1]	945	5,330
Cushing Renaissance Fund[1]	380	5,324
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	471	5,322
Calamos Global Dynamic Income Fund[1]	756	5,315
AllianzGI Convertible & Income Fund II1	1,089	5,314
Aberdeen Greater China Fund, Inc.[1]	639	5,304
Guggenheim Enhanced Equity Income Fund[1,2]	727	5,300
Calamos Global Total Return Fund[1]	476	5,298
Templeton Emerging Markets Fund/United States[1]	489	5,291
AllianzGI Convertible & Income Fund[1]	954	5,285
Guggenheim Enhanced Equity Strategy Fund[1,2]	347	5,285
New Germany Fund, Inc.[1]	375	5,284
Gabelli Multimedia Trust, Inc.[1]	718	5,277
Avenue Income Credit Strategies Fund[1]	481	5,272
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	556	5,271
BlackRock International Growth and Income Trust[1]	871	5,156
Clough Global Opportunities Fund[1]	537	5,144
Calamos Convertible Opportunities and Income Fund[1]	540	5,125
Special Opportunities Fund, Inc.[1]	391	5,110
Tekla Healthcare Opportunities Fund[1]	318	5,059
Asia Pacific Fund, Inc.[1]	523	5,026
Japan Smaller Capitalization Fund, Inc.[1]	519	5,008
Templeton Dragon Fund, Inc.[1]	291	4,982
Korea Fund, Inc.[1]	152	4,932
Clough Global Equity Fund[1]	431	4,689
Advent Claymore Convertible Securities and Income Fund[1,2]	314	4,148
Aberdeen Chile Fund, Inc.[1]	638	3,834
Guggenheim Equal Weight Enhanced Equity Income Fund[1,2]	237	3,828
Liberty All Star Growth Fund, Inc.[1]	658	2,665
Latin American Discovery Fund, Inc.[1]	213	1,870
Gabelli Convertible and Income Securities Fund, Inc.[1]	347	1,596
Total Closed-End Funds
(Cost $6,635,711)		6,351,550

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 20.5%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	$5,045,403	$5,045,403
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	3,048,992	3,048,992
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	1,624,735	1,624,735
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	1,524,496	1,524,496
Total Repurchase Agreements
(Cost $11,243,626)		11,243,626
Total Investments - 78.8%
(Cost $44,007,461)		$44,980,034

	Shares
COMMON STOCKS SOLD SHORT† - (29.4)%
Diversified - (0.1)%
Leucadia National Corp.	3,829	(61,915)
Basic Materials - (1.3)%
Axalta Coating Systems Ltd.*	349	(10,191)
Freeport-McMoRan, Inc.	1,444	(14,931)
Alcoa, Inc.	1,914	(18,336)
Platform Specialty Products Corp.*	2,933	(25,224)
PPG Industries, Inc.	243	(27,092)
WR Grace & Co.*	608	(43,277)
Allegheny Technologies, Inc.	2,689	(43,831)
NewMarket Corp.	137	(54,288)
Praxair, Inc.	486	(55,623)
Ecolab, Inc.	501	(55,872)
RPM International, Inc.	1,185	(56,086)
Monsanto Co.	714	(62,646)
FMC Corp.	1,762	(71,132)
Tahoe Resources, Inc.	7,096	(71,173)
Royal Gold, Inc.	1,459	(74,832)
Total Basic Materials		(684,534)
Utilities - (2.0)%
American Water Works Company, Inc.	122	(8,409)
Westar Energy, Inc.	243	(12,055)
Duke Energy Corp.	197	(15,894)
NRG Energy, Inc.	1,702	(22,143)
PG&E Corp.	517	(30,875)
OGE Energy Corp.	2,082	(59,608)
NextEra Energy, Inc.	547	(64,732)
Aqua America, Inc.	2,048	(65,168)
Entergy Corp.	851	(67,467)
WEC Energy Group, Inc.	1,124	(67,519)
Southern Co.	1,307	(67,611)
Sempra Energy	653	(67,945)
Eversource Energy	1,170	(68,258)
National Fuel Gas Co.	1,368	(68,468)
Dominion Resources, Inc.	922	(69,261)
Hawaiian Electric Industries, Inc.*	2,142	(69,401)
Vectren Corp.	1,382	(69,874)
Alliant Energy Corp.	942	(69,972)
MDU Resources Group, Inc.	3,672	(71,457)
CenterPoint Energy, Inc.	3,449	(72,153)
Total Utilities		(1,108,270)
Technology - (2.7)%
Qorvo, Inc.*	30	(1,512)
Western Digital Corp.	52	(2,456)
MSCI, Inc. — Class A	46	(3,408)
Linear Technology Corp.	365	(16,264)
International Business Machines Corp.	137	(20,749)
Tableau Software, Inc. — Class A*	456	(20,917)
Lexmark International, Inc. — Class A	693	(23,167)
salesforce.com, Inc.*	486	(35,881)
Fortinet, Inc.*	1,185	(36,297)
Cerner Corp.*	1,064	(56,349)
Cree, Inc.*	2,097	(61,023)
PTC, Inc.*	1,869	(61,976)
Paychex, Inc.	1,216	(65,676)
NCR Corp.*	2,218	(66,385)
Teradata Corp.*	2,553	(66,991)
ServiceNow, Inc.*	1,109	(67,849)
VeriFone Systems, Inc.*	2,416	(68,228)
CDK Global, Inc.	1,489	(69,313)
Marvell Technology Group Ltd.	6,913	(71,273)
Veeva Systems, Inc. — Class A*	2,887	(72,290)
Zynga, Inc. — Class A*	32,226	(73,475)
Autodesk, Inc.*	1,261	(73,529)
Cypress Semiconductor Corp.*	8,630	(74,736)
NetSuite, Inc.*	1,139	(78,010)
Workday, Inc. — Class A*	1,109	(85,217)
Lam Research Corp.	1,051	(86,813)
VMware, Inc. — Class A*	2,182	(114,140)
Total Technology		(1,473,924)
Energy - (2.9)%
California Resources Corp.	83	(85)
QEP Resources, Inc.	213	(3,005)
Denbury Resources, Inc.	1,426	(3,166)
Energen Corp.	152	(5,562)
NOW, Inc.*	547	(9,693)
Murphy Oil Corp.	395	(9,950)
Superior Energy Services, Inc.	820	(10,980)
Memorial Resource Development Corp.*	1,459	(14,853)
Whiting Petroleum Corp.*	1,914	(15,274)
ONEOK, Inc.	563	(16,811)
Concho Resources, Inc.*	167	(16,874)
TerraForm Power, Inc. — Class A	2,097	(18,139)
Dril-Quip, Inc.*	334	(20,227)
Kosmos Energy Ltd.*	3,511	(20,434)
Noble Energy, Inc.	820	(25,756)
RPC, Inc.	1,853	(26,276)
Apache Corp.	593	(28,944)
Devon Energy Corp.	1,094	(30,019)
Continental Resources, Inc.*	1,033	(31,362)
Western Refining, Inc.	1,165	(33,890)
Kinder Morgan, Inc.	1,930	(34,470)
Gulfport Energy Corp.*	1,322	(37,465)
Weatherford International plc*	5,561	(43,265)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (29.4)% (continued)
Energy - (2.9)% (continued)
FMC Technologies, Inc.*	1,990	$(54,446)
Occidental Petroleum Corp.	897	(61,382)
EOG Resources, Inc.	851	(61,766)
Pioneer Natural Resources Co.	456	(64,177)
Cabot Oil & Gas Corp. — Class A	3,069	(69,697)
Cobalt International Energy, Inc.*	23,991	(71,253)
Cimarex Energy Co.	745	(72,466)
Cheniere Energy, Inc.*	2,173	(73,513)
Anadarko Petroleum Corp.	1,762	(82,056)
Schlumberger Ltd.	2,302	(169,773)
Halliburton Co.	9,940	(355,056)
Total Energy		(1,592,085)
Communications - (3.3)%
Palo Alto Networks, Inc.*	91	(14,846)
Liberty Ventures*	456	(17,839)
Discovery Communications, Inc. — Class A*	790	(22,618)
Twenty-First Century Fox, Inc. — Class A	1,185	(33,038)
Twenty-First Century Fox, Inc. — Class B	1,185	(33,417)
Frontier Communications Corp.	7,080	(39,577)
LinkedIn Corp. — Class A*	456	(52,144)
Twitter, Inc.*	3,206	(53,059)
Yelp, Inc. — Class A*	2,795	(55,564)
Priceline Group, Inc.*	46	(59,292)
Arista Networks, Inc.*	942	(59,440)
Groupon, Inc. — Class A*	15,680	(62,563)
Pandora Media, Inc.*	7,035	(62,963)
CBS Corp. — Class B	1,185	(65,282)
Zayo Group Holdings, Inc.*	2,720	(65,933)
TripAdvisor, Inc.*	1,003	(66,700)
DISH Network Corp. — Class A*	1,443	(66,753)
Clear Channel Outdoor Holdings, Inc. — Class A	14,418	(67,765)
Viavi Solutions, Inc.*	10,195	(69,938)
CommScope Holding Company, Inc.*	2,583	(72,117)
Motorola Solutions, Inc.	957	(72,445)
FireEye, Inc.*	4,209	(75,720)
Zillow Group, Inc. — Class A*	2,978	(76,087)
Yahoo!, Inc.*	2,127	(78,296)
Splunk, Inc.*	1,839	(89,982)
Charter Communications, Inc. — Class A*	1,882	(380,973)
Total Communications		(1,814,351)
Consumer, Cyclical - (4.1)%
Las Vegas Sands Corp.	30	(1,550)
Toro Co.	30	(2,584)
Ross Stores, Inc.	46	(2,663)
VF Corp.	46	(2,979)
lululemon athletica, Inc.*	137	(9,276)
Genuine Parts Co.	137	(13,612)
Michael Kors Holdings Ltd.*	243	(13,841)
Scotts Miracle-Gro Co. — Class A	197	(14,335)
Nordstrom, Inc.	274	(15,676)
Delphi Automotive plc	258	(19,355)
Advance Auto Parts, Inc.	122	(19,561)
Mattel, Inc.	759	(25,518)
Harman International Industries, Inc.	304	(27,068)
Costco Wholesale Corp.	197	(31,043)
Hyatt Hotels Corp. — Class A*	714	(35,336)
Tempur Sealy International, Inc.*	699	(42,492)
Polaris Industries, Inc.	471	(46,384)
BorgWarner, Inc.	1,216	(46,694)
WW Grainger, Inc.	218	(50,888)
Ulta Salon Cosmetics & Fragrance, Inc.*	274	(53,085)
Spirit Airlines, Inc.*	1,139	(54,649)
Signet Jewelers Ltd.	441	(54,697)
Chipotle Mexican Grill, Inc. — Class A*	122	(57,458)
Panera Bread Co. — Class A*	288	(58,991)
MGM Resorts International*	2,811	(60,268)
Williams-Sonoma, Inc.	1,124	(61,528)
Tiffany & Co.	851	(62,447)
Choice Hotels International, Inc.	1,216	(65,725)
Copart, Inc.*	1,626	(66,292)
Dollar Tree, Inc.*	806	(66,463)
Tupperware Brands Corp.	1,155	(66,967)
Harley-Davidson, Inc.	1,307	(67,088)
MSC Industrial Direct Company, Inc. — Class A	881	(67,229)
Tractor Supply Co.	745	(67,393)
Sally Beauty Holdings, Inc.*	2,082	(67,415)
HD Supply Holdings, Inc.*	2,097	(69,348)
Fastenal Co.	1,428	(69,972)
Dunkin' Brands Group, Inc.	1,489	(70,236)
Lions Gate Entertainment Corp.	3,221	(70,379)
CarMax, Inc.*	1,413	(72,204)
Yum! Brands, Inc.	897	(73,420)
Kate Spade & Co.*	3,753	(95,777)
Staples, Inc.	9,745	(107,487)
Newell Rubbermaid, Inc.	4,538	(200,988)
Total Consumer, Cyclical		(2,248,361)
Industrial - (4.6)%
Old Dominion Freight Line, Inc.*	30	(2,089)
Chicago Bridge & Iron Company N.V.	76	(2,781)
Lockheed Martin Corp.	30	(6,645)
Expeditors International of Washington, Inc.	137	(6,687)
Fortune Brands Home & Security, Inc.	122	(6,837)
Honeywell International, Inc.	76	(8,516)
Acuity Brands, Inc.	46	(10,034)
USG Corp.*	441	(10,941)
Wabtec Corp.	152	(12,052)
Hexcel Corp.	395	(17,265)
Manitowoc Company, Inc.	4,163	(18,026)
Middleby Corp.*	182	(19,432)
Rockwell Collins, Inc.	274	(25,266)
Golar LNG Ltd.	1,413	(25,392)
Emerson Electric Co.	471	(25,613)
Hubbell, Inc.	304	(32,203)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (29.4)% (continued)
Industrial - (4.6)% (continued)
Ball Corp.	517	$(36,857)
Triumph Group, Inc.	1,200	(37,776)
Kennametal, Inc.	1,869	(42,034)
Kansas City Southern	501	(42,810)
SPX Corp.	2,902	(43,588)
United Parcel Service, Inc. — Class B	501	(52,840)
Nordson Corp.	714	(54,293)
J.B. Hunt Transport Services, Inc.	653	(55,009)
Allegion plc	866	(55,173)
Trimble Navigation Ltd.*	2,355	(58,404)
Graco, Inc.	699	(58,688)
Cognex Corp.	1,535	(59,788)
Flowserve Corp.	1,352	(60,042)
Stericycle, Inc.*	486	(61,328)
Manitowoc Foodservice, Inc.*	4,163	(61,363)
CH Robinson Worldwide, Inc.	836	(62,057)
Timken Co.	1,853	(62,057)
Lincoln Electric Holdings, Inc.	1,079	(63,197)
Garmin Ltd.	1,595	(63,736)
Zebra Technologies Corp. — Class A*	942	(64,998)
3M Co.	395	(65,819)
National Instruments Corp.	2,188	(65,881)
IDEX Corp.	806	(66,802)
TransDigm Group, Inc.*	304	(66,983)
SunPower Corp. — Class A*	3,024	(67,556)
Donaldson Company, Inc.	2,173	(69,340)
United Technologies Corp.	699	(69,970)
Landstar System, Inc.	1,089	(70,360)
SBA Communications Corp. — Class A*	714	(71,521)
B/E Aerospace, Inc.	1,565	(72,178)
Owens-Illinois, Inc.*	4,543	(72,506)
Eagle Materials, Inc.	1,064	(74,597)
Covanta Holding Corp.	4,482	(75,567)
Armstrong World Industries, Inc.*	1,580	(76,425)
KBR, Inc.	5,257	(81,379)
Waste Connections, Inc.	1,607	(103,795)
Total Industrial		(2,496,496)
Consumer, Non-cyclical - (5.9)%
Altria Group, Inc.	30	(1,880)
Clorox Co.	30	(3,782)
HCA Holdings, Inc.*	61	(4,761)
Community Health Systems, Inc.*	259	(4,794)
Akorn, Inc.*	213	(5,012)
Brown-Forman Corp. — Class A	53	(5,655)
Moody's Corp.	76	(7,339)
Alexion Pharmaceuticals, Inc.*	61	(8,492)
Estee Lauder Companies, Inc. — Class A	122	(11,506)
Avis Budget Group, Inc.*	441	(12,066)
Bluebird Bio, Inc.*	288	(12,240)
Medivation, Inc.*	304	(13,978)
ConAgra Foods, Inc.	319	(14,234)
Robert Half International, Inc.	319	(14,859)
Patterson Companies, Inc.	380	(17,681)
Rollins, Inc.	668	(18,116)
Envision Healthcare Holdings, Inc.*	942	(19,217)
Jazz Pharmaceuticals plc*	152	(19,844)
Tenet Healthcare Corp.*	729	(21,090)
Bristol-Myers Squibb Co.	334	(21,336)
Bruker Corp.	851	(23,828)
Alnylam Pharmaceuticals, Inc.*	380	(23,853)
Endo International plc*	866	(24,378)
Whole Foods Market, Inc.	836	(26,008)
PepsiCo, Inc.	304	(31,154)
Puma Biotechnology, Inc.*	1,094	(32,131)
Alkermes plc*	1,079	(36,891)
Nielsen Holdings plc	745	(39,232)
Stryker Corp.	380	(40,770)
Intercept Pharmaceuticals, Inc.*	334	(42,909)
Intuitive Surgical, Inc.*	76	(45,680)
Vertex Pharmaceuticals, Inc.*	577	(45,866)
CR Bard, Inc.	228	(46,209)
Hertz Global Holdings, Inc.*	4,452	(46,879)
Hain Celestial Group, Inc.*	1,216	(49,747)
Anthem, Inc.	372	(51,704)
Shire plc ADR	304	(52,258)
Premier, Inc. — Class A*	1,580	(52,709)
Brookdale Senior Living, Inc. — Class A*	3,373	(53,563)
Agios Pharmaceuticals, Inc.*	1,382	(56,109)
Ionis Pharmaceuticals, Inc.*	1,413	(57,227)
Brown-Forman Corp. — Class B	587	(57,802)
Align Technology, Inc.*	806	(58,589)
McCormick & Company, Inc.	593	(58,992)
Illumina, Inc.*	365	(59,170)
Verisk Analytics, Inc. — Class A*	775	(61,938)
Hershey Co.	684	(62,989)
Morningstar, Inc.	714	(63,025)
Kellogg Co.	836	(63,996)
Colgate-Palmolive Co.	922	(65,139)
Kimberly-Clark Corp.	486	(65,372)
Sysco Corp.	1,413	(66,029)
Monster Beverage Corp.*	501	(66,823)
Automatic Data Processing, Inc.	745	(66,834)
Philip Morris International, Inc.	684	(67,107)
WhiteWave Foods Co. — Class A*	1,656	(67,300)
Coca-Cola Co.	1,459	(67,683)
Edgewell Personal Care Co.	851	(68,531)
Gartner, Inc.*	775	(69,246)
IDEXX Laboratories, Inc.*	897	(70,253)
McGraw Hill Financial, Inc.	714	(70,671)
Live Nation Entertainment, Inc.*	3,191	(71,191)
FleetCor Technologies, Inc.*	486	(72,293)
Mead Johnson Nutrition Co. — Class A	851	(72,309)
Sprouts Farmers Market, Inc.*	2,598	(75,446)
Global Payments, Inc.	1,167	(76,205)
Avon Products, Inc.	18,202	(87,552)
Aetna, Inc.	989	(111,114)
Pfizer, Inc.	7,605	(225,411)
Total Consumer, Non-cyclical		(3,205,997)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (29.4)% (continued)
Financial - (5.9)%
Progressive Corp.	30	$(1,054)
Prologis, Inc.	61	(2,695)
Liberty Property Trust	91	(3,045)
Invesco Ltd.	106	(3,262)
Realty Income Corp.	61	(3,813)
Torchmark Corp.	76	(4,116)
Apartment Investment & Management Co. — Class A	137	(5,729)
DDR Corp.	502	(8,931)
WP Carey, Inc.	167	(10,394)
OneMain Holdings, Inc.*	426	(11,685)
Unum Group	547	(16,913)
Vornado Realty Trust	182	(17,186)
Douglas Emmett, Inc.	593	(17,855)
Outfront Media, Inc.	988	(20,847)
Kilroy Realty Corp.	349	(21,593)
Allstate Corp.	349	(23,512)
HCP, Inc.	775	(25,250)
Waddell & Reed Financial, Inc. — Class A	1,216	(28,625)
First Horizon National Corp.	2,218	(29,056)
American National Insurance Co.	274	(31,647)
Principal Financial Group, Inc.	836	(32,980)
Intercontinental Exchange, Inc.	152	(35,741)
Franklin Resources, Inc.	1,018	(39,753)
Healthcare Trust of America, Inc. — Class A	1,443	(42,453)
BBCN Bancorp, Inc.	2,826	(42,927)
Alliance Data Systems Corp.*	197	(43,340)
State Street Corp.	745	(43,597)
Genworth Financial, Inc. — Class A*	16,774	(45,793)
Simon Property Group, Inc.	228	(47,353)
American Express Co.	820	(50,348)
Senior Housing Properties Trust	2,841	(50,825)
Forest City Realty Trust, Inc. — Class A	2,476	(52,219)
Markel Corp.*	61	(54,386)
Cullen/Frost Bankers, Inc.	988	(54,449)
T. Rowe Price Group, Inc.	759	(55,756)
Signature Bank*	410	(55,810)
Howard Hughes Corp.*	562	(59,510)
LendingClub Corp.*	7,202	(59,777)
Assurant, Inc.	775	(59,791)
Commerce Bancshares, Inc.	1,332	(59,873)
TFS Financial Corp.	3,449	(59,909)
MasterCard, Inc. — Class A	638	(60,291)
Crown Castle International Corp.	699	(60,464)
White Mountains Insurance Group Ltd.	76	(60,998)
U.S. Bancorp	1,504	(61,047)
CBOE Holdings, Inc.	957	(62,521)
NorthStar Asset Management Group, Inc.	5,531	(62,777)
ProAssurance Corp.	1,261	(63,807)
Tanger Factory Outlet Centers, Inc.	1,808	(65,793)
FNF Group	1,945	(65,936)
Loews Corp.	1,732	(66,266)
Mercury General Corp.	1,200	(66,599)
Marsh & McLennan Companies, Inc.	1,109	(67,416)
American Tower Corp. — Class A	668	(68,383)
Bank of Hawaii Corp.	1,018	(69,509)
SLM Corp.*	10,955	(69,673)
Aon plc	684	(71,444)
Arthur J Gallagher & Co.	1,626	(72,324)
TD Ameritrade Holding Corp.	2,294	(72,330)
Brown & Brown, Inc.	2,026	(72,531)
Charles Schwab Corp.	2,598	(72,796)
Eaton Vance Corp.	2,188	(73,341)
SVB Financial Group*	729	(74,394)
Rayonier, Inc.	3,024	(74,632)
Iron Mountain, Inc.	2,203	(74,704)
Huntington Bancshares, Inc.	11,300	(107,802)
KeyCorp	14,467	(159,717)
Total Financial		(3,231,293)
Total Common Stocks Sold Short
(Proceeds $18,554,684)		(17,917,226)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (10.2)%
iShares MSCI Australia ETF	606	(11,708)
Market Vectors Russia ETF	809	(13,235)
iShares MSCI Emerging Markets ETF	1,175	(40,244)
iShares Core U.S. Aggregate Bond ETF	402	(44,558)
iShares MSCI Japan ETF	4,006	(45,708)
iShares MSCI Taiwan ETF	3,442	(47,706)
PowerShares QQQ Trust Series 1	476	(51,979)
Market Vectors Gold Miners ETF	3,402	(67,972)
iShares MSCI Mexico Capped ETF	1,314	(70,562)
iShares MSCI South Korea Capped ETF	1,565	(82,663)
iShares China Large-Capital ETF	2,876	(97,123)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,040	(123,573)
iShares MSCI United Kingdom ETF	7,914	(124,092)
iShares 20+ Year Treasury Bond ETF	986	(128,781)
iShares 7-10 Year Treasury Bond ETF	1,636	(180,516)
iShares MSCI EAFE ETF	3,851	(220,008)
iShares Russell 2000 Index ETF	2,203	(243,696)
iShares Russell 1000 Value ETF	4,265	(421,425)
iShares TIPS Bond ETF	3,809	(436,664)
iShares U.S. Real Estate ETF	5,959	(463,968)
SPDR Barclays High Yield Bond ETF	38,522	(1,319,378)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (29.4)% (continued)
Exchange-Traded Funds Sold Short - (5.7)% (continued)
SPDR S&P 500 ETF Trust	6,616	$(1,359,984)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,604,846)		(5,595,543)
Total Securities Sold Short- (39.6)%
(Proceeds $24,159,530)		$(23,512,769)
Other Assets & Liabilities, net - 60.8%		33,294,306
Total Net Assets - 100.0%		$54,761,571

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $2,882,000)	20	$119,524
June 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,883,140)	26	107,201
June 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,847,160)	21	27,824
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $626,535)	7	13,742
April 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $401,591)	3	6,169
June 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $525,409)	6	2,070
April 2016 MSCI Taiwan Stock Index Futures Contracts†† (Aggregate Value of Contracts $256,216)	8	(81)
June 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $580,200)	6	(1,247)
April 2016 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $98,576)	1	(2,870)
April 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $797,406)	8	(5,648)
May 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $246,960)	14	(20,720)
June 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $369,600)	20	(23,226)
July 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $611,520)	32	(27,679)
(Total Aggregate Value of Contracts $12,126,313)		$195,059

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $1,852,988)	13	$44,320
June 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $916,920)	12	24,502
June 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $778,925)	7	4,699
(Total Aggregate Value of Contracts $3,548,833)		$73,521

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $13,461,282)	10	$17,434
June 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $2,977,163)	16	15,861
June 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $1,808,813)	11	8,453
June 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,043,375)	8	5,785
June 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,086,615)	10	2,022
June 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $149,240)	1	(171)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
June 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $2,162,405)	17	$(3,277)
(Total Aggregate Value of Contracts $22,688,893)		$46,107

COMMODITY FUTURES CONTRACTS PURCHASED†
May 2016 Wheat Futures Contracts (Aggregate Value of Contracts $141,600)	6	$2,829
May 2016 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $95,738)	2	314
May 2016 Soybean Futures Contracts (Aggregate Value of Contracts $454,875)	10	89
May 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $121,195)	2	(933)
May 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $708,086)	41	(5,957)
May 2016 Corn Futures Contracts (Aggregate Value of Contracts $175,250)	10	(8,134)
June 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $968,400)	30	(25,869)
(Total Aggregate Value of Contracts $2,665,144)		$(37,661)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $425,400)	12	$19,785
May 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $787,455)	27	14,201
May 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $76,320)	2	3,762
June 2016 Brent Crude Futures Contracts (Aggregate Value of Contracts $80,360)	2	2,824
May 2016 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $49,774)	1	2,251
May 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $393,400)	20	1,800
May 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $226,563)	5	1,564
May 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $42,525)	1	(7)
June 2016 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $616,400)	5	(277)
June 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $397,120)	8	(1,710)
May 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $974,775)	41	(11,464)
May 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,096,671)	29	(15,869)
(Total Aggregate Value of Contracts $5,166,763)		$16,860

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $848,000)	53	$185,758
April 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $149,172)	3	601
June 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $567,133)	2	(906)
April 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $464,505)	8	(6,858)
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,921,200)	48	(166,673)
(Total Aggregate Value of Contracts $6,950,010)		$11,922

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $345,125)	2	$2,477

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS SOLD SHORT† (continued)
June 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $348,233)	2	$1,042
June 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $803,403)	8	(7,491)
June 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,878,250)	32	(27,979)
(Total Aggregate Value of Contracts $5,375,011)		$(31,951)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2016 E-Micro GBP/USD Futures Contracts (Aggregate Value of Contracts $89,781)	10	$140
June 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $154,040)	2	(1,613)
June 2016 British Pound Futures Contracts (Aggregate Value of Contracts $1,616,175)	18	(8,647)
June 2016 Swiss Franc Futures Contracts (Aggregate Value of Contracts $1,695,363)	13	(43,398)
(Total Aggregate Value of Contracts $3,555,359)		$(53,518)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS ††
Goldman Sachs International June 2016 Goldman Sachs Multi- Hedge Strategies Long Index Swap 0.44%[4], Terminating 06/12/16 (Notional Value $7,090,621)	56,445	$193,846
Goldman Sachs International June 2016 Goldman Sachs Multi- Hedge Strategies Short Index Swap 0.44%[5], Terminating 06/12/16 (Notional Value $4,032,512)	36,965	(94,047)

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Long Index Swap[4]

Sector	% of Index
Consumer Staples	20.5
Financials	13.5
Consumer Discretionary	12.6
Technology	11.2
Health Care	11.1
Utilities	9.6
Industrials	9.1
Energy	4.6
Materials	4.5
Communications	3.3
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Short Index Swap[5]

Sector	% of Index
Energy	18.2
Financials	16.1
Consumer Discretionary	14.8
Health Care	13.0
Industrials	12.9
Technology	9.6
Materials	7.8
Communications	5.7
Utilities	1.1
Consumer Staples	0.8
Total	100.0%

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2016.
[2]	Affiliated issuer — See Note 5.
[3]	Repurchase Agreements — See Note 4.
[4]
Customized basket of 192 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.

[5]
Customized basket of 213 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.

ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$49,419	$—	$—	$—	$49,419
Common Stocks	26,616,836	—	—	—	—	26,616,836
Closed-End Funds	6,351,550	—	—	—	—	6,351,550
Currency Futures Contracts	—	73,661	—	—	—	73,661
Equity Futures Contracts	—	454,049	—	8,840	—	462,889
Equity Index Swap Agreements	—	—	—	193,846	—	193,846
Interest Rate Futures Contracts	—	16,715	—	36,359	—	53,074
Mutual Funds	768,022	—	—	—	—	768,022
Repurchase Agreements	—	—	11,243,626	—	—	11,243,626
Total	$33,736,408	$593,844	$11,243,626	$239,045	$—	$45,812,923

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$70,220	$—	$—	$—	$70,220
Common Stocks	17,917,226	—	—	—	—	17,917,226
Currency Futures Contracts	—	53,658	—	—	—	53,658
Equity Futures Contracts	—	238,298	—	17,610	—	255,908
Equity Index Swap Agreements	—	—	—	94,047	—	94,047
Exchange-Traded Funds	5,595,543	—	—	—	—	5,595,543
Interest Rate Futures Contracts	—	27,979	—	10,939	—	38,918
Total	$23,512,769	$390,155	$—	$122,596	$—	$24,025,520

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 62.0%
Technology - 22.3%
Apple, Inc.	21,448	$2,337,619
Microsoft Corp.	30,596	1,689,817
Intel Corp.	18,274	591,165
QUALCOMM, Inc.	5,783	295,742
Texas Instruments, Inc.	3,889	223,306
Adobe Systems, Inc.*	1,927	180,753
Broadcom Ltd.	1,070	165,315
Cognizant Technology Solutions Corp. — Class A*	2,356	147,721
NXP Semiconductor N.V.*	1,338	108,472
Intuit, Inc.	994	103,386
Activision Blizzard, Inc.	2,843	96,207
Applied Materials, Inc.	4,374	92,641
Fiserv, Inc.*	862	88,424
Electronic Arts, Inc.*	1,197	79,134
Paychex, Inc.	1,395	75,344
NVIDIA Corp.	2,081	74,146
Analog Devices, Inc.	1,199	70,969
Cerner Corp.*	1,315	69,642
Check Point Software Technologies Ltd.*	700	61,229
Skyworks Solutions, Inc.	740	57,646
Autodesk, Inc.*	872	50,846
Lam Research Corp.	615	50,799
CA, Inc.	1,612	49,633
Xilinx, Inc.	989	46,908
Citrix Systems, Inc.*	596	46,834
Western Digital Corp.	900	42,516
Micron Technology, Inc.*	4,013	42,016
NetEase, Inc. ADR	291	41,782
Linear Technology Corp.	926	41,263
Maxim Integrated Products, Inc.	1,108	40,752
Seagate Technology plc	1,147	39,514
Akamai Technologies, Inc.*	683	37,954
NetApp, Inc.	1,131	30,865
Total Technology		7,170,360
Communications - 22.1%
Amazon.com, Inc.*	1,821	1,081,018
Facebook, Inc. — Class A*	8,878	1,012,980
Alphabet, Inc. — Class C*	1,337	995,999
Alphabet, Inc. — Class A*	1,132	863,603
Comcast Corp. — Class A	9,412	574,884
Cisco Systems, Inc.	19,466	554,197
Priceline Group, Inc.*	192	247,480
Baidu, Inc. ADR*	1,048	200,042
Netflix, Inc.*	1,656	169,293
Yahoo!, Inc.*	3,663	134,835
T-Mobile US, Inc.*	3,166	121,258
Twenty-First Century Fox, Inc. — Class A	4,330	120,720
eBay, Inc.*	4,560	108,802
JD.com, Inc. ADR*	3,374	89,411
Charter Communications, Inc. — Class A*	434	87,855
Twenty-First Century Fox, Inc. — Class B	3,089	87,110
Liberty Global plc*	2,248	84,435
Sirius XM Holdings, Inc.*	19,713	77,866
Ctrip.com International Ltd. ADR*	1,331	58,910
Expedia, Inc.	533	57,468
Viacom, Inc. — Class B	1,340	55,315
Vodafone Group plc ADR	1,501	48,107
Symantec Corp.	2,523	46,373
DISH Network Corp. — Class A*	873	40,385
Liberty Global plc — Class A*	978	37,653
TripAdvisor, Inc.*	512	34,048
Liberty Media Corp. — Class C*	861	32,795
Discovery Communications, Inc. — Class C*	979	26,433
Liberty Ventures*	522	20,421
Discovery Communications, Inc. — Class A*	581	16,634
Liberty Media Corp. — Class A*	395	15,259
Total Communications		7,101,589
Consumer, Non-cyclical - 11.1%
Gilead Sciences, Inc.	5,288	485,757
Amgen, Inc.	2,909	436,146
Kraft Heinz Co.	4,693	368,682
Celgene Corp.*	3,024	302,672
Mondelez International, Inc. — Class A	6,069	243,488
Biogen, Inc.*	846	220,231
PayPal Holdings, Inc.*	4,730	182,578
Express Scripts Holding Co.*	2,584	177,495
Automatic Data Processing, Inc.	1,769	158,697
Regeneron Pharmaceuticals, Inc.*	398	143,455
Alexion Pharmaceuticals, Inc.*	872	121,400
Monster Beverage Corp.*	785	104,703
Illumina, Inc.*	566	91,754
Mylan N.V.*	1,898	87,972
Intuitive Surgical, Inc.*	145	87,152
Vertex Pharmaceuticals, Inc.*	953	75,754
Henry Schein, Inc.*	317	54,724
Incyte Corp.*	724	52,468
Verisk Analytics, Inc. — Class A*	650	51,948
BioMarin Pharmaceutical, Inc.*	624	51,468
Whole Foods Market, Inc.	1,256	39,074
Endo International plc*	859	24,181
Total Consumer, Non-cyclical		3,561,799
Consumer, Cyclical - 5.9%
Walgreens Boots Alliance, Inc.	4,173	351,533
Starbucks Corp.	5,718	341,365
Costco Wholesale Corp.	1,701	268,044
Tesla Motors, Inc.*	510	117,183
O'Reilly Automotive, Inc.*	376	102,896
American Airlines Group, Inc.	2,332	95,635
Ross Stores, Inc.	1,566	90,671
Dollar Tree, Inc.*	907	74,791
PACCAR, Inc.	1,359	74,324
Marriott International, Inc. — Class A	981	69,828
Fastenal Co.	1,116	54,684
Norwegian Cruise Line Holdings Ltd.*	878	48,545

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 62.0% (continued)
Consumer, Cyclical - 5.9% (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	246	$47,660
Tractor Supply Co.	517	46,768
Liberty Interactive Corporation QVC Group — Class A*	1,773	44,768
Mattel, Inc.	1,315	44,210
Bed Bath & Beyond, Inc.*	632	31,372
Total Consumer, Cyclical		1,904,277
Industrial - 0.6%
CSX Corp.	3,726	95,944
SBA Communications Corp. — Class A*	484	48,482
Stericycle, Inc.*	329	41,517
Total Industrial		185,943
Total Common Stocks
(Cost $15,880,808)		19,923,968

MUTUAL FUNDS† - 0.8%
Guggenheim Strategy Fund I1	10,486	260,163
Total Mutual Funds
(Cost $260,476)		260,163

	Face Amount
FEDERAL AGENCY NOTES†† - 3.1%
Federal Farm Credit Bank[2]
0.42% due 08/01/17[6]	$1,000,000	998,155
Total Federal Agency Notes
(Cost $1,000,000)		998,155

REPURCHASE AGREEMENTS††,[3] - 21.1%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[4]	2,701,607	2,701,607
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	2,133,807	2,133,807
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	1,289,484	1,289,484
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	644,742	644,742
Total Repurchase Agreements
(Cost $6,769,640)		6,769,640
Total Investments - 87.0%
(Cost $23,910,924)		$27,951,926
Other Assets & Liabilities, net - 13.0%		4,173,656
Total Net Assets - 100.0%		$32,125,582

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $3,401,190)	38	$133,701

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2016 NASDAQ-100 Index Swap 0.40%[5], Terminating 04/27/16 (Notional Value $6,464,483)	1,442	123,527
Barclays Bank plc April 2016 NASDAQ-100 Index Swap 0.40%[5], Terminating 04/29/16 (Notional Value $29,264,825)	6,527	94,362
Credit Suisse Capital, LLC April 2016 NASDAQ-100 Index Swap 0.43%[5], Terminating 04/26/16 (Notional Value $5,220,540)	1,164	94,115
(Total Notional Value $40,949,848)		$312,004

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
[6]	Variable rate security. Rate indicated is rate effective at March 31, 2016.

ADR — American Depositary Receipt
plc — Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$19,923,968	$—	$—	$—	$—	$19,923,968
Equity Futures Contracts	—	133,701	—	—	—	133,701
Equity Index Swap Agreements	—	—	—	312,004	—	312,004
Federal Agency Notes	—	—	998,155	—	—	998,155
Mutual Funds	260,163	—	—	—	—	260,163
Repurchase Agreements	—	—	6,769,640	—	—	6,769,640
Total	$20,184,131	$133,701	$7,767,795	$312,004	$—	$28,397,631

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 63.5%
Technology - 22.8%
Apple, Inc.	53,154	$5,793,254
Microsoft Corp.	75,824	4,187,759
Intel Corp.	45,287	1,465,033
QUALCOMM, Inc.	14,331	732,887
Texas Instruments, Inc.	9,637	553,357
Adobe Systems, Inc.*	4,777	448,083
Broadcom Ltd.	2,651	409,580
Cognizant Technology Solutions Corp. — Class A*	5,839	366,105
NXP Semiconductor N.V.*	3,317	268,909
Intuit, Inc.	2,462	256,073
Activision Blizzard, Inc.	7,046	238,437
Applied Materials, Inc.	10,840	229,591
Fiserv, Inc.*	2,137	219,213
Electronic Arts, Inc.*	2,965	196,016
Paychex, Inc.	3,460	186,875
NVIDIA Corp.	5,158	183,780
Analog Devices, Inc.	2,972	175,913
Cerner Corp.*	3,260	172,650
Check Point Software Technologies Ltd.*	1,734	151,673
Skyworks Solutions, Inc.	1,837	143,102
Autodesk, Inc.*	2,160	125,950
Lam Research Corp.	1,523	125,800
CA, Inc.	3,995	123,006
Xilinx, Inc.	2,450	116,204
Citrix Systems, Inc.*	1,476	115,984
Western Digital Corp.	2,232	105,439
Micron Technology, Inc.*	9,946	104,135
NetEase, Inc. ADR	723	103,808
Linear Technology Corp.	2,295	102,265
Maxim Integrated Products, Inc.	2,746	100,998
Seagate Technology plc	2,842	97,907
Akamai Technologies, Inc.*	1,694	94,136
NetApp, Inc.	2,803	76,494
Total Technology		17,770,416
Communications - 22.6%
Amazon.com, Inc.*	4,514	2,679,690
Facebook, Inc. — Class A*	22,000	2,510,200
Alphabet, Inc. — Class C*	3,313	2,468,020
Alphabet, Inc. — Class A*	2,805	2,139,935
Comcast Corp. — Class A	23,324	1,424,629
Cisco Systems, Inc.	48,242	1,373,450
Priceline Group, Inc.*	476	613,545
Baidu, Inc. ADR*	2,598	495,906
Netflix, Inc.*	4,104	419,552
Yahoo!, Inc.*	9,077	334,124
T-Mobile US, Inc.*	7,846	300,502
Twenty-First Century Fox, Inc. — Class A	10,732	299,208
eBay, Inc.*	11,300	269,618
JD.com, Inc. ADR*	8,363	221,620
Charter Communications, Inc. — Class A*	1,078	218,220
Twenty-First Century Fox, Inc. — Class B	7,655	215,871
Liberty Global plc*	5,570	209,209
Sirius XM Holdings, Inc.*	48,854	192,973
Ctrip.com International Ltd. ADR*	3,299	146,014
Expedia, Inc.	1,321	142,430
Viacom, Inc. — Class B	3,321	137,091
Vodafone Group plc ADR	3,721	119,258
Symantec Corp.	6,253	114,930
DISH Network Corp. — Class A*	2,164	100,107
Liberty Global plc — Class A*	2,424	93,324
TripAdvisor, Inc.*	1,270	84,455
Liberty Media Corp. — Class C*	2,134	81,284
Discovery Communications, Inc. — Class C*	2,427	65,529
Liberty Ventures*	1,294	50,621
Discovery Communications, Inc. — Class A*	1,439	41,199
Liberty Media Corp. — Class A*	980	37,857
Total Communications		17,600,371
Consumer, Non-cyclical - 11.4%
Gilead Sciences, Inc.	13,104	1,203,734
Amgen, Inc.	7,210	1,080,995
Kraft Heinz Co.	11,633	913,888
Celgene Corp.*	7,494	750,074
Mondelez International, Inc. — Class A	15,040	603,405
Biogen, Inc.*	2,096	545,631
PayPal Holdings, Inc.*	11,721	452,431
Express Scripts Holding Co.*	6,404	439,891
Automatic Data Processing, Inc.	4,385	393,378
Regeneron Pharmaceuticals, Inc.*	986	355,394
Alexion Pharmaceuticals, Inc.*	2,160	300,715
Monster Beverage Corp.*	1,945	259,424
Illumina, Inc.*	1,403	227,440
Mylan N.V.*	4,704	218,030
Intuitive Surgical, Inc.*	358	215,176
Vertex Pharmaceuticals, Inc.*	2,362	187,755
Henry Schein, Inc.*	786	135,687
Incyte Corp.*	1,795	130,084
Verisk Analytics, Inc. — Class A*	1,611	128,751
BioMarin Pharmaceutical, Inc.*	1,549	127,762
Whole Foods Market, Inc.	3,112	96,814
Endo International plc*	2,130	59,960
Total Consumer, Non-cyclical		8,826,419
Consumer, Cyclical - 6.1%
Walgreens Boots Alliance, Inc.	10,341	871,125
Starbucks Corp.	14,170	845,949
Costco Wholesale Corp.	4,216	664,358
Tesla Motors, Inc.*	1,266	290,889
O'Reilly Automotive, Inc.*	932	255,051
American Airlines Group, Inc.	5,781	237,079
Ross Stores, Inc.	3,883	224,826
Dollar Tree, Inc.*	2,251	185,617
PACCAR, Inc.	3,368	184,196
Marriott International, Inc. — Class A	2,430	172,967
Fastenal Co.	2,766	135,534
Norwegian Cruise Line Holdings Ltd.*	2,179	120,477

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 63.5% (continued)
Consumer, Cyclical - 6.1% (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	611	$118,375
Tractor Supply Co.	1,282	115,970
Liberty Interactive Corporation QVC Group — Class A*	4,393	110,923
Mattel, Inc.	3,260	109,601
Bed Bath & Beyond, Inc.*	1,568	77,836
Total Consumer, Cyclical		4,720,773
Industrial - 0.6%
CSX Corp.	9,233	237,750
SBA Communications Corp. — Class A*	1,201	120,304
Stericycle, Inc.*	815	102,845
Total Industrial		460,899
Total Common Stocks
(Cost $22,806,408)		49,378,878

MUTUAL FUNDS† - 0.4%
Guggenheim Strategy Fund I1	12,907	320,218
Total Mutual Funds
(Cost $320,602)		320,218

	Face Amount
FEDERAL AGENCY NOTES†† - 2.6%
Federal Farm Credit Bank[2]
0.42% due 08/01/17[6]	$2,000,000	1,996,310
Total Federal Agency Notes
(Cost $2,000,000)		1,996,310

REPURCHASE AGREEMENTS††,[3] - 30.5%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	10,316,596	10,316,596
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	6,234,432	6,234,432
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[4]	4,009,346	4,009,346
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	3,117,216	3,117,216
Total Repurchase Agreements
(Cost $23,677,590)		23,677,590
Total Investments - 97.0%
(Cost $48,804,600)		$75,372,996
Other Assets & Liabilities, net - 3.0%		2,301,255
Total Net Assets - 100.0%		$77,674,251

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,237,625)	25	$52,783

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2016 NASDAQ-100 Index Swap 0.40%[5], Terminating 04/29/16 (Notional Value $21,448,535)	4,784	$67,122
Credit Suisse Capital, LLC April 2016 NASDAQ-100 Index Swap 0.43%[5], Terminating 04/26/16 (Notional Value $2,343,936)	523	42,256
Goldman Sachs International April 2016 NASDAQ-100 Index Swap 0.40%[5], Terminating 04/27/16 (Notional Value $2,152,844)	480	41,147
(Total Notional Value $25,945,315)		$150,525

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
[6]	Variable rate security. Rate indicated is rate effective at March 31, 2016.

ADR — American Depositary Receipt
plc — Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$49,378,878	$—	$—	$—	$—	$49,378,878
Equity Futures Contracts	—	52,783	—	—	—	52,783
Equity Index Swap Agreements	—	—	—	150,525	—	150,525
Federal Agency Notes	—	—	1,996,310	—	—	1,996,310
Mutual Funds	320,218	—	—	—	—	320,218
Repurchase Agreements	—	—	23,677,590	—	—	23,677,309
Total	$49,699,096	$52,783	$25,673,900	$150,525	$—	$75,576,304

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 62.9%
Consumer, Non-cyclical - 15.1%
Johnson & Johnson	2,773	$300,039
Procter & Gamble Co.	2,666	219,439
Coca-Cola Co.	3,916	181,664
Pfizer, Inc.	6,079	180,182
Philip Morris International, Inc.	1,557	152,757
PepsiCo, Inc.	1,453	148,903
Merck & Company, Inc.	2,789	147,566
Gilead Sciences, Inc.	1,374	126,215
Altria Group, Inc.	1,968	123,315
UnitedHealth Group, Inc.	955	123,099
Amgen, Inc.	756	113,347
Bristol-Myers Squibb Co.	1,678	107,191
Allergan plc*	397	106,408
Medtronic plc	1,413	105,975
AbbVie, Inc.	1,619	92,477
Celgene Corp.*	786	78,671
Eli Lilly & Co.	978	70,426
Colgate-Palmolive Co.	897	63,373
Mondelez International, Inc. — Class A	1,577	63,269
Abbott Laboratories	1,481	61,950
Biogen, Inc.*	220	57,270
Danaher Corp.	601	57,011
Thermo Fisher Scientific, Inc.	398	56,353
Kimberly-Clark Corp.	363	48,827
Kraft Heinz Co.	598	46,979
Express Scripts Holding Co.*	671	46,092
PayPal Holdings, Inc.*	1,118	43,155
Reynolds American, Inc.	832	41,858
Automatic Data Processing, Inc.	460	41,267
Aetna, Inc.	351	39,435
General Mills, Inc.	596	37,757
Kroger Co.	980	37,485
Anthem, Inc.	263	36,554
McKesson Corp.	230	36,167
Cigna Corp.	257	35,271
Stryker Corp.	315	33,796
Becton Dickinson and Co.	213	32,338
Alexion Pharmaceuticals, Inc.*	226	31,464
Regeneron Pharmaceuticals, Inc.*	78	28,114
Baxalta, Inc.	685	27,674
Humana, Inc.	149	27,260
Cardinal Health, Inc.	331	27,125
Constellation Brands, Inc. — Class A	177	26,743
McGraw Hill Financial, Inc.	267	26,428
Boston Scientific Corp.*	1,355	25,488
Sysco Corp.	528	24,673
Illumina, Inc.*	148	23,992
HCA Holdings, Inc.*	307	23,961
Intuitive Surgical, Inc.*	38	22,840
Baxter International, Inc.	551	22,635
Archer-Daniels-Midland Co.	598	21,713
Estee Lauder Companies, Inc. — Class A	223	21,031
Zoetis, Inc.	460	20,392
Monster Beverage Corp.*	151	20,140
Vertex Pharmaceuticals, Inc.*	248	19,714
Tyson Foods, Inc. — Class A	295	19,665
ConAgra Foods, Inc.	436	19,454
Kellogg Co.	253	19,367
Zimmer Biomet Holdings, Inc.	180	19,193
Mylan N.V.*	414	19,189
Nielsen Holdings plc	364	19,167
Edwards Lifesciences Corp.*	216	19,053
Perrigo Company plc	147	18,806
Molson Coors Brewing Co. — Class B	185	17,793
AmerisourceBergen Corp. — Class A	196	16,964
Dr Pepper Snapple Group, Inc.	188	16,811
Moody's Corp.	170	16,415
Clorox Co.	130	16,388
Mead Johnson Nutrition Co. — Class A	187	15,889
St. Jude Medical, Inc.	285	15,675
JM Smucker Co.	120	15,581
CR Bard, Inc.	74	14,998
DENTSPLY SIRONA, Inc.	242	14,914
Henry Schein, Inc.*	82	14,156
Equifax, Inc.	119	13,601
Hershey Co.	144	13,261
Verisk Analytics, Inc. — Class A*	155	12,388
DaVita HealthCare Partners, Inc.*	167	12,254
Church & Dwight Company, Inc.	130	11,983
Laboratory Corporation of America Holdings*	102	11,947
Hormel Foods Corp.	272	11,761
Campbell Soup Co.	181	11,546
McCormick & Company, Inc.	116	11,540
Universal Health Services, Inc. — Class B	91	11,350
Coca-Cola Enterprises, Inc.	210	10,655
Centene Corp.*	171	10,528
Quest Diagnostics, Inc.	143	10,217
Whole Foods Market, Inc.	326	10,142
Brown-Forman Corp. — Class B	101	9,945
Western Union Co.	504	9,722
Hologic, Inc.*	248	8,556
Total System Services, Inc.	169	8,041
Cintas Corp.	88	7,903
Varian Medical Systems, Inc.*	96	7,682
Mallinckrodt plc*	112	6,863
ADT Corp.	166	6,849
Avery Dennison Corp.	90	6,490
H&R Block, Inc.	237	6,262
Robert Half International, Inc.	132	6,149
Endo International plc*	205	5,771
United Rentals, Inc.*	91	5,659
Patterson Companies, Inc.	84	3,909
Quanta Services, Inc.*	161	3,632
Tenet Healthcare Corp.*	99	2,864
Total Consumer, Non-cyclical		4,334,216
Financial - 10.5%
Berkshire Hathaway, Inc. — Class B*	1,883	267,161

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 62.9% (continued)
Financial - 10.5% (continued)
Wells Fargo & Co.	4,643	$224,536
JPMorgan Chase & Co.	3,689	218,464
Visa, Inc. — Class A	1,929	147,529
Bank of America Corp.	10,378	140,311
Citigroup, Inc.	2,963	123,705
MasterCard, Inc. — Class A	985	93,083
U.S. Bancorp	1,641	66,609
Simon Property Group, Inc.	311	64,592
American International Group, Inc.	1,155	62,427
Goldman Sachs Group, Inc.	395	62,007
Chubb Ltd.	463	55,166
American Express Co.	824	50,593
MetLife, Inc.	1,102	48,422
American Tower Corp. — Class A	426	43,609
BlackRock, Inc. — Class A	127	43,251
PNC Financial Services Group, Inc.	504	42,622
Public Storage	148	40,822
Bank of New York Mellon Corp.	1,081	39,813
Morgan Stanley	1,535	38,390
Capital One Financial Corp.	530	36,734
Travelers Companies, Inc.	296	34,546
Charles Schwab Corp.	1,208	33,848
CME Group, Inc. — Class A	340	32,656
Prudential Financial, Inc.	448	32,355
Marsh & McLennan Companies, Inc.	524	31,854
Crown Castle International Corp.	335	28,978
Aon plc	271	28,306
Intercontinental Exchange, Inc.	119	27,982
Equity Residential	367	27,535
Aflac, Inc.	422	26,645
AvalonBay Communities, Inc.	138	26,248
BB&T Corp.	784	26,084
Allstate Corp.	380	25,601
Welltower, Inc.	357	24,755
Weyerhaeuser Co.	793	24,567
Synchrony Financial*	838	24,017
State Street Corp.	402	23,525
Prologis, Inc.	527	23,283
Equinix, Inc.	69	22,819
Ventas, Inc.	338	21,280
Discover Financial Services	416	21,183
Progressive Corp.	587	20,627
Boston Properties, Inc.	154	19,570
Hartford Financial Services Group, Inc.	399	18,386
SunTrust Banks, Inc.	508	18,329
T. Rowe Price Group, Inc.	249	18,292
M&T Bank Corp.	160	17,760
General Growth Properties, Inc.	585	17,392
Vornado Realty Trust	178	16,809
Willis Towers Watson plc	139	16,494
Ameriprise Financial, Inc.	170	15,982
Realty Income Corp.	252	15,753
Essex Property Trust, Inc.	66	15,435
HCP, Inc.	468	15,247
Franklin Resources, Inc.	375	14,644
Northern Trust Corp.	216	14,077
Alliance Data Systems Corp.*	60	13,200
Fifth Third Bancorp	787	13,135
Invesco Ltd.	419	12,893
Host Hotels & Resorts, Inc.	756	12,625
Kimco Realty Corp.	416	11,972
Extra Space Storage, Inc.	126	11,776
Citizens Financial Group, Inc.	530	11,104
Federal Realty Investment Trust	70	10,924
XL Group plc — Class A	293	10,782
Principal Financial Group, Inc.	273	10,770
UDR, Inc.	268	10,326
Loews Corp.	269	10,292
Regions Financial Corp.	1,294	10,158
Macerich Co.	127	10,063
SL Green Realty Corp.	101	9,785
Cincinnati Financial Corp.	149	9,739
Lincoln National Corp.	242	9,486
KeyCorp	840	9,274
Affiliated Managers Group, Inc.*	54	8,770
CBRE Group, Inc. — Class A*	292	8,415
Nasdaq, Inc.	115	7,634
Huntington Bancshares, Inc.	799	7,622
Unum Group	240	7,421
E*TRADE Financial Corp.*	284	6,955
Comerica, Inc.	176	6,665
Apartment Investment & Management Co. — Class A	157	6,566
Iron Mountain, Inc.	193	6,545
Torchmark Corp.	113	6,120
Assurant, Inc.	65	5,015
Zions Bancorporation	206	4,987
People's United Financial, Inc.	312	4,970
Navient Corp.	345	4,130
Legg Mason, Inc.	108	3,745
Total Financial		3,026,574
Communications - 8.3%
Facebook, Inc. — Class A*	2,307	263,229
AT&T, Inc.	6,182	242,148
Amazon.com, Inc.*	388	230,332
Alphabet, Inc. — Class A*	294	224,293
Alphabet, Inc. — Class C*	299	222,740
Verizon Communications, Inc.	4,094	221,404
Walt Disney Co.	1,509	149,859
Comcast Corp. — Class A	2,445	149,340
Cisco Systems, Inc.	5,058	144,001
Priceline Group, Inc.*	50	64,448
Time Warner Cable, Inc.	285	58,317
Time Warner, Inc.	794	57,605
Netflix, Inc.*	430	43,959
Yahoo!, Inc.*	875	32,209
Twenty-First Century Fox, Inc. — Class A	1,125	31,365
eBay, Inc.*	1,090	26,007
CBS Corp. — Class B	424	23,358
Omnicom Group, Inc.	241	20,058
CenturyLink, Inc.	547	17,482
Level 3 Communications, Inc.*	291	15,379
Viacom, Inc. — Class B	348	14,365
Expedia, Inc.	119	12,831

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 62.9% (continued)
Communications - 8.3% (continued)
Twenty-First Century Fox, Inc. — Class B	433	$12,211
Symantec Corp.	656	12,057
Motorola Solutions, Inc.	159	12,036
Interpublic Group of Companies, Inc.	404	9,272
Juniper Networks, Inc.	354	9,031
VeriSign, Inc.*	97	8,588
TripAdvisor, Inc.*	114	7,581
Cablevision Systems Corp. — Class A	224	7,392
F5 Networks, Inc.*	69	7,304
Frontier Communications Corp.	1,174	6,563
Discovery Communications, Inc. — Class C*	239	6,453
Scripps Networks Interactive, Inc. — Class A	95	6,223
TEGNA, Inc.	221	5,185
News Corp. — Class A	382	4,878
Discovery Communications, Inc. — Class A*	151	4,323
News Corp. — Class B	108	1,431
Total Communications		2,385,257
Technology - 8.3%
Apple, Inc.	5,573	607,402
Microsoft Corp.	7,949	439,023
Intel Corp.	4,748	153,597
International Business Machines Corp.	888	134,488
Oracle Corp.	3,167	129,562
QUALCOMM, Inc.	1,502	76,812
Accenture plc — Class A	631	72,818
Texas Instruments, Inc.	1,010	57,994
Broadcom Ltd.	373	57,629
EMC Corp.	1,957	52,155
Adobe Systems, Inc.*	501	46,994
salesforce.com, Inc.*	634	46,808
Cognizant Technology Solutions Corp. — Class A*	612	38,372
Hewlett Packard Enterprise Co.	1,725	30,584
Intuit, Inc.	258	26,835
Applied Materials, Inc.	1,136	24,061
Fiserv, Inc.*	224	22,978
HP, Inc.	1,735	21,375
Electronic Arts, Inc.*	311	20,561
Analog Devices, Inc.	312	18,467
NVIDIA Corp.	514	18,314
Fidelity National Information Services, Inc.	277	17,537
Paychex, Inc.	323	17,445
Activision Blizzard, Inc.	510	17,258
Cerner Corp.*	304	16,100
SanDisk Corp.	202	15,368
Skyworks Solutions, Inc.	193	15,035
Red Hat, Inc.*	184	13,710
Lam Research Corp.	160	13,216
Autodesk, Inc.*	226	13,178
Xilinx, Inc.	257	12,190
Citrix Systems, Inc.*	155	12,180
KLA-Tencor Corp.	156	11,358
Western Digital Corp.	234	11,054
Micron Technology, Inc.*	1,043	10,920
Linear Technology Corp.	241	10,739
Xerox Corp.	957	10,680
Seagate Technology plc	298	10,266
Akamai Technologies, Inc.*	178	9,891
Microchip Technology, Inc.	205	9,881
CA, Inc.	297	9,145
NetApp, Inc.	291	7,941
Qorvo, Inc.*	130	6,553
Pitney Bowes, Inc.	193	4,157
Dun & Bradstreet Corp.	36	3,711
CSRA, Inc.	137	3,685
Teradata Corp.*	134	3,516
Total Technology		2,383,543
Consumer, Cyclical - 6.7%
Home Depot, Inc.	1,274	169,989
CVS Health Corp.	1,104	114,517
McDonald's Corp.	906	113,866
Wal-Mart Stores, Inc.	1,577	108,009
Starbucks Corp.	1,486	88,714
NIKE, Inc. — Class B	1,357	83,415
Walgreens Boots Alliance, Inc.	867	73,036
Lowe's Companies, Inc.	920	69,690
Costco Wholesale Corp.	442	69,650
Ford Motor Co.	3,918	52,893
TJX Companies, Inc.	673	52,730
Target Corp.	605	49,779
General Motors Co.	1,413	44,411
Delta Air Lines, Inc.	782	38,068
Yum! Brands, Inc.	411	33,640
Southwest Airlines Co.	641	28,717
O'Reilly Automotive, Inc.*	98	26,819
Johnson Controls, Inc.	652	25,408
Dollar General Corp.	292	24,995
American Airlines Group, Inc.	606	24,852
Carnival Corp.	453	23,904
AutoZone, Inc.*	30	23,901
Ross Stores, Inc.	407	23,565
L Brands, Inc.	256	22,479
VF Corp.	341	22,083
United Continental Holdings, Inc.*	361	21,609
Delphi Automotive plc	279	20,931
Dollar Tree, Inc.*	236	19,461
PACCAR, Inc.	353	19,306
Under Armour, Inc. — Class A*	183	15,524
Genuine Parts Co.	150	14,904
Fastenal Co.	290	14,210
Starwood Hotels & Resorts Worldwide, Inc.	170	14,183
Chipotle Mexican Grill, Inc. — Class A*	30	14,129
Whirlpool Corp.	78	14,067
Royal Caribbean Cruises Ltd.	170	13,966
Macy's, Inc.	312	13,756
Marriott International, Inc. — Class A	191	13,595

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 62.9% (continued)
Consumer, Cyclical - 6.7% (continued)
WW Grainger, Inc.	57	$13,306
Mohawk Industries, Inc.*	64	12,218
Tractor Supply Co.	134	12,122
Newell Rubbermaid, Inc.	269	11,914
Advance Auto Parts, Inc.	74	11,865
Mattel, Inc.	342	11,498
Coach, Inc.	279	11,185
Hanesbrands, Inc.	394	11,166
Michael Kors Holdings Ltd.*	180	10,253
CarMax, Inc.*	197	10,067
DR Horton, Inc.	331	10,007
Signet Jewelers Ltd.	80	9,922
Harley-Davidson, Inc.	185	9,496
Best Buy Company, Inc.	283	9,180
Hasbro, Inc.	113	9,051
Kohl's Corp.	191	8,903
Goodyear Tire & Rubber Co.	268	8,839
Lennar Corp. — Class A	181	8,753
Wyndham Worldwide Corp.	113	8,637
BorgWarner, Inc.	220	8,448
Tiffany & Co.	112	8,219
Bed Bath & Beyond, Inc.*	164	8,141
PVH Corp.	82	8,123
Darden Restaurants, Inc.	116	7,691
Wynn Resorts Ltd.	82	7,661
Nordstrom, Inc.	129	7,380
Staples, Inc.	649	7,158
The Gap, Inc.	227	6,674
Leggett & Platt, Inc.	136	6,582
Harman International Industries, Inc.	72	6,411
PulteGroup, Inc.	319	5,968
Ralph Lauren Corp. — Class A	58	5,583
AutoNation, Inc.*	74	3,454
GameStop Corp. — Class A	105	3,332
Urban Outfitters, Inc.*	87	2,879
Total Consumer, Cyclical		1,920,857
Industrial - 5.9%
General Electric Co.	9,378	298,126
3M Co.	608	101,311
Honeywell International, Inc.	773	86,614
Boeing Co.	626	79,463
United Technologies Corp.	782	78,278
United Parcel Service, Inc. — Class B	694	73,196
Union Pacific Corp.	851	67,697
Lockheed Martin Corp.	264	58,476
Caterpillar, Inc.	585	44,776
FedEx Corp.	258	41,982
General Dynamics Corp.	294	38,623
Raytheon Co.	301	36,912
Northrop Grumman Corp.	182	36,018
Emerson Electric Co.	646	35,129
Illinois Tool Works, Inc.	329	33,703
Eaton Corporation plc	461	28,840
Norfolk Southern Corp.	300	24,975
CSX Corp.	968	24,926
Waste Management, Inc.	417	24,604
Corning, Inc.	1,118	23,355
Deere & Co.	301	23,174
TE Connectivity Ltd.	372	23,034
Roper Technologies, Inc.	102	18,643
Amphenol Corp. — Class A	310	17,924
Cummins, Inc.	163	17,920
Stanley Black & Decker, Inc.	153	16,097
Ingersoll-Rand plc	258	15,999
Tyco International plc	427	15,675
Parker-Hannifin Corp.	136	15,107
Rockwell Automation, Inc.	132	15,015
Vulcan Materials Co.	134	14,147
Agilent Technologies, Inc.	329	13,111
Rockwell Collins, Inc.	132	12,172
AMETEK, Inc.	237	11,845
Republic Services, Inc. — Class A	239	11,388
Waters Corp.*	82	10,817
Stericycle, Inc.*	85	10,726
CH Robinson Worldwide, Inc.	144	10,689
Masco Corp.	336	10,567
Martin Marietta Materials, Inc.	65	10,368
Ball Corp.	142	10,123
Dover Corp.	156	10,035
Textron, Inc.	273	9,954
WestRock Co.	255	9,953
Pentair plc	183	9,930
Harris Corp.	125	9,733
Sealed Air Corp.	197	9,458
Kansas City Southern	109	9,314
L-3 Communications Holdings, Inc.	78	9,243
Snap-on, Inc.	58	9,105
Expeditors International of Washington, Inc.	183	8,932
J.B. Hunt Transport Services, Inc.	90	7,582
Fluor Corp.	140	7,518
Xylem, Inc.	179	7,321
Allegion plc	97	6,180
Flowserve Corp.	131	5,818
PerkinElmer, Inc.	110	5,441
Jacobs Engineering Group, Inc.*	123	5,357
Garmin Ltd.	118	4,715
FLIR Systems, Inc.	138	4,547
Ryder System, Inc.	54	3,498
Owens-Illinois, Inc.*	162	2,586
Total Industrial		1,697,765
Energy - 4.3%
Exxon Mobil Corp.	4,174	348,905
Chevron Corp.	1,893	180,592
Schlumberger Ltd.	1,260	92,925
Occidental Petroleum Corp.	768	52,554
ConocoPhillips	1,242	50,015
Phillips 66	472	40,871
EOG Resources, Inc.	553	40,136
Kinder Morgan, Inc.	1,839	32,845
Halliburton Co.	863	30,826
Valero Energy Corp.	473	30,338
Anadarko Petroleum Corp.	511	23,797
Pioneer Natural Resources Co.	164	23,081
Spectra Energy Corp.	675	20,655

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 62.9% (continued)
Energy - 4.3% (continued)
Marathon Petroleum Corp.	532	$19,780
Baker Hughes, Inc.	440	19,285
Apache Corp.	380	18,548
Devon Energy Corp.	513	14,077
Hess Corp.	266	14,005
Noble Energy, Inc.	431	13,538
Concho Resources, Inc.*	130	13,135
Cameron International Corp.*	193	12,941
National Oilwell Varco, Inc.	378	11,756
Williams Companies, Inc.	686	11,024
Equities Corp.	160	10,762
Cabot Oil & Gas Corp. — Class A	460	10,447
Tesoro Corp.	120	10,321
Columbia Pipeline Group, Inc.	402	10,090
Marathon Oil Corp.	848	9,447
Cimarex Energy Co.	95	9,241
Newfield Exploration Co.*	199	6,617
Helmerich & Payne, Inc.	109	6,401
ONEOK, Inc.	211	6,300
FMC Technologies, Inc.*	228	6,238
Range Resources Corp.	170	5,505
First Solar, Inc.*	77	5,272
Murphy Oil Corp.	163	4,106
Southwestern Energy Co.*	392	3,163
Transocean Ltd.	344	3,144
Chesapeake Energy Corp.	520	2,142
Diamond Offshore Drilling, Inc.	65	1,412
Total Energy		1,226,237
Utilities - 2.2%
Duke Energy Corp.	692	55,832
NextEra Energy, Inc.	463	54,791
Southern Co.	917	47,436
Dominion Resources, Inc.	599	44,997
Exelon Corp.	925	33,171
American Electric Power Company, Inc.	494	32,802
PG&E Corp.	495	29,561
PPL Corp.	677	25,773
Sempra Energy	237	24,660
Public Service Enterprise Group, Inc.	509	23,994
Edison International	327	23,508
Consolidated Edison, Inc.	295	22,603
Xcel Energy, Inc.	510	21,328
WEC Energy Group, Inc.	317	19,042
Eversource Energy	319	18,610
DTE Energy Co.	180	16,319
FirstEnergy Corp.	426	15,323
Entergy Corp.	179	14,191
American Water Works Company, Inc.	179	12,338
Ameren Corp.	244	12,224
CMS Energy Corp.	279	11,841
SCANA Corp.	144	10,102
CenterPoint Energy, Inc.	432	9,037
Pinnacle West Capital Corp.	112	8,408
AGL Resources, Inc.	121	7,882
AES Corp.	663	7,824
NiSource, Inc.	321	7,563
TECO Energy, Inc.	237	6,525
NRG Energy, Inc.	316	4,111
Total Utilities		621,796
Basic Materials - 1.6%
Dow Chemical Co.	1,123	57,115
EI du Pont de Nemours & Co.	876	55,468
Monsanto Co.	443	38,868
Praxair, Inc.	286	32,733
Ecolab, Inc.	268	29,887
PPG Industries, Inc.	268	29,879
LyondellBasell Industries N.V. — Class A	348	29,782
Air Products & Chemicals, Inc.	195	28,090
Sherwin-Williams Co.	79	22,489
International Paper Co.	413	16,950
Nucor Corp.	320	15,136
Newmont Mining Corp.	532	14,141
Freeport-McMoRan, Inc.	1,258	13,008
Alcoa, Inc.	1,321	12,655
Eastman Chemical Co.	149	10,762
Mosaic Co.	354	9,558
Airgas, Inc.	66	9,348
International Flavors & Fragrances, Inc.	80	9,102
CF Industries Holdings, Inc.	234	7,334
FMC Corp.	134	5,410
Total Basic Materials		447,715
Diversified - 0.0%
Leucadia National Corp.	335	5,417
Total Common Stocks
(Cost $10,497,332)		18,049,377

MUTUAL FUNDS† - 0.3%
Guggenheim Strategy Fund I1	3,322	82,418
Total Mutual Funds
(Cost $82,547)		82,418

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 2.4%
Federal Home Loan Bank[2]
0.25% due 04/01/16	$700,000	$700,000
Total Federal Agency Discount Notes
(Cost $700,000)		700,000

REPURCHASE AGREEMENTS††,3 - 28.4%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	3,144,539	3,144,539
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[4]	2,157,634	2,157,634
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	1,900,278	1,900,278
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	950,139	950,139
Total Repurchase Agreements
(Cost $8,152,590)		8,152,590
Total Investments - 94.0%
(Cost $19,432,469)		$26,984,385
Other Assets & Liabilities, net - 6.0%		1,736,087
Total Net Assets - 100.0%		$28,720,472

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,050,500)	20	$17,267

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2016 S&P 500 Index Swap 0.40%[5], Terminating 04/27/16 (Notional Value $5,731,851)	2,783	$67,146
Barclays Bank plc April 2016 S&P 500 Index Swap 0.40%[5], Terminating 04/29/16 (Notional Value $15,884,765)	7,712	37,852
Credit Suisse Capital, LLC April 2016 S&P 500 Index Swap 0.43%[5], Terminating 04/26/16 (Notional Value $1,302,354)	632	14,756
(Total Notional Value $22,918,970)		$119,754

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$18,049,377	$—	$—	$—	$—	$18,049,377
Equity Futures Contracts	—	17,267	—	—	—	17,267
Equity Index Swap Agreements	—	—	—	119,754	—	119,754
Federal Agency Discount Notes	—	—	700,000	—	—	700,000
Mutual Funds	82,418	—	—	—	—	82,418
Repurchase Agreements	—	—	8,152,590	—	—	8,152,590
Total	$18,131,795	$17,267	$8,852,590	$119,754	$—	$27,121,406

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 96.1%
Mining - 96.1%
Barrick Gold Corp.	131,590	$1,786,992
Newmont Mining Corp.	64,595	1,716,935
Goldcorp, Inc.	103,052	1,672,534
Franco-Nevada Corp.	23,616	1,449,550
Randgold Resources Ltd. ADR	14,717	1,336,451
Agnico Eagle Mines Ltd.	34,904	1,262,129
Silver Wheaton Corp.	70,661	1,171,560
AngloGold Ashanti Ltd. ADR*	84,335	1,154,546
Kinross Gold Corp.*	279,797	951,310
Sibanye Gold Ltd. ADR	57,779	876,507
Royal Gold, Inc.	16,366	839,412
Gold Fields Ltd. ADR	208,700	822,278
Freeport-McMoRan, Inc.	79,411	821,110
Yamana Gold, Inc.	249,252	757,726
Cia de Minas Buenaventura S.A.A. ADR*	91,774	675,457
Tahoe Resources, Inc.	66,643	668,429
Eldorado Gold Corp.	206,659	653,042
Pan American Silver Corp.	58,882	640,047
New Gold, Inc.*	160,307	597,945
Novagold Resources, Inc.*	113,642	572,756
Alamos Gold, Inc. — Class A	101,093	534,782
Harmony Gold Mining Company Ltd. ADR*	146,100	531,804
Stillwater Mining Co.*	48,330	514,715
Hecla Mining Co.	163,072	453,340
Pretium Resources, Inc.*	84,108	449,978
First Majestic Silver Corp.*	68,798	445,811
IAMGOLD Corp.*	191,837	423,960
Coeur Mining, Inc.*	73,833	414,941
Seabridge Gold, Inc.*	33,868	371,193
Sandstorm Gold Ltd.*	94,725	311,645
Silver Standard Resources, Inc.*	54,430	302,087
Primero Mining Corp.*	131,317	237,684
Total Mining		25,418,656
Total Common Stocks
(Cost $16,213,923)		25,418,656

EXCHANGE-TRADED FUNDS† - 4.2%
Market Vectors Junior Gold Miners ETF	40,301	1,122,383
Total Exchange-Traded Funds
(Cost $838,862)		1,122,383

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	$152,432	152,432
Total Repurchase Agreement
(Cost $152,432)		152,432
Total Investments - 100.9%
(Cost $17,205,217)		$26,693,471
Other Assets & Liabilities, net - (0.9)%		(236,993)
Total Net Assets - 100.0%		$26,456,478

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$25,418,656	$—	$—	$25,418,656
Exchange-Traded Funds	1,122,383	—	—	1,122,383
Repurchase Agreement	—	152,432	—	152,432
Total	$26,541,039	$152,432	$—	$26,693,471

For the period ended March 31, 2016, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 93.0%
REITs-Diversified - 20.7%
American Tower Corp. — Class A	3,216	$329,221
Crown Castle International Corp.	3,147	272,215
Weyerhaeuser Co.	8,103	251,031
Equinix, Inc.	741	245,056
Vornado Realty Trust	2,236	211,145
Digital Realty Trust, Inc.	2,044	180,874
Duke Realty Corp.	6,214	140,064
WP Carey, Inc.	2,067	128,650
Lamar Advertising Co. — Class A	2,014	123,861
Forest City Realty Trust, Inc. — Class A	5,358	113,000
Liberty Property Trust	3,309	110,719
EPR Properties	1,559	103,861
Corrections Corporation of America	3,025	96,951
Retail Properties of America, Inc. — Class A	6,083	96,416
STORE Capital Corp.	3,697	95,678
Communications Sales & Leasing, Inc.	4,198	93,406
Rayonier, Inc.	3,625	89,465
Outfront Media, Inc.	4,123	86,995
DuPont Fabros Technology, Inc.	2,064	83,654
PS Business Parks, Inc.	825	82,921
New Residential Investment Corp. REIT	7,012	81,550
GEO Group, Inc.	2,324	80,573
NorthStar Realty Finance Corp.	5,999	78,707
CoreSite Realty Corp.	1,075	75,261
Cousins Properties, Inc.	7,203	74,767
Washington Real Estate Investment Trust	2,467	72,061
Lexington Realty Trust	8,141	70,013
American Assets Trust, Inc.	1,711	68,303
STAG Industrial, Inc.	2,980	60,673
Potlatch Corp.	1,850	58,275
Total REITs-Diversified		3,655,366
REITs-Office Property - 11.4%
Boston Properties, Inc.	1,737	220,738
SL Green Realty Corp.	1,609	155,880
VEREIT, Inc.	16,432	145,752
Alexandria Real Estate Equities, Inc.	1,434	130,336
Kilroy Realty Corp.	1,932	119,533
Highwoods Properties, Inc.	2,279	108,959
Douglas Emmett, Inc.	3,510	105,686
Equity Commonwealth*	3,360	94,819
Gramercy Property Trust	11,087	93,685
Paramount Group, Inc.	5,674	90,500
Piedmont Office Realty Trust, Inc. — Class A	4,262	86,561
Columbia Property Trust, Inc.	3,767	82,836
Brandywine Realty Trust	5,674	79,606
Hudson Pacific Properties, Inc.	2,742	79,299
Corporate Office Properties Trust	3,020	79,245
Empire State Realty Trust, Inc. — Class A	4,220	73,977
Mack-Cali Realty Corp.	3,075	72,263
Parkway Properties, Inc.	4,266	66,806
New York REIT, Inc.	6,382	64,458
Government Properties Income Trust	3,219	57,459
Total REITs-Office Property		2,008,398
REITs-Apartments - 10.4%
Equity Residential	3,503	262,829
AvalonBay Communities, Inc.	1,351	256,960
Essex Property Trust, Inc.	855	199,950
UDR, Inc.	4,189	161,402
Mid-America Apartment Communities, Inc.	1,357	138,699
Camden Property Trust	1,629	136,983
Apartment Investment & Management Co. — Class A	3,096	129,475
American Campus Communities, Inc.	2,624	123,564
American Homes 4 Rent — Class A	6,270	99,693
Post Properties, Inc.	1,498	89,491
Education Realty Trust, Inc.	1,963	81,661
Colony Starwood Homes	3,169	78,433
Monogram Residential Trust, Inc.	6,450	63,597
Total REITs-Apartments		1,822,737
REITs-Health Care - 9.0%
Welltower, Inc.	3,619	250,942
Ventas, Inc.	3,695	232,637
HCP, Inc.	5,952	193,916
Omega Healthcare Investors, Inc.	3,660	129,198
Senior Housing Properties Trust	5,808	103,905
Healthcare Trust of America, Inc. — Class A	3,379	99,410
Healthcare Realty Trust, Inc.	2,931	90,539
Medical Properties Trust, Inc.	6,795	88,199
National Health Investors, Inc.	1,210	80,489
Care Capital Properties, Inc.	2,933	78,722
Physicians Realty Trust	3,860	71,719
LTC Properties, Inc.	1,456	65,869
Sabra Health Care REIT, Inc.	2,825	56,754
New Senior Investment Group, Inc.	4,450	45,835
Total REITs-Health Care		1,588,134
REITs-Shopping Centers - 7.5%
Kimco Realty Corp.	5,944	171,069
Federal Realty Investment Trust	1,048	163,540
Brixmor Property Group, Inc.	5,506	141,064
Regency Centers Corp.	1,773	132,709
DDR Corp.	7,308	130,009
Weingarten Realty Investors	2,891	108,470
Equity One, Inc.	3,508	100,539
Urban Edge Properties	3,109	80,337
Acadia Realty Trust	2,247	78,937
Kite Realty Group Trust	2,735	75,787

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITs - 93.0% (continued)
REITs-Shopping Centers - 7.5% (continued)
Retail Opportunity Investments Corp.	3,596	$72,352
Ramco-Gershenson Properties Trust	3,376	60,869
Total REITs-Shopping Centers		1,315,682
REITs-Mortgage - 7.0%
Annaly Capital Management, Inc.	15,022	154,125
American Capital Agency Corp. REIT	6,671	124,281
Starwood Property Trust, Inc.	5,569	105,421
Two Harbors Investment Corp.	10,518	83,513
Blackstone Mortgage Trust, Inc. — Class A	2,980	80,043
MFA Financial, Inc.	11,660	79,871
Chimera Investment Corp.	5,806	78,904
Colony Capital, Inc. — Class A	4,090	68,589
Invesco Mortgage Capital, Inc. REIT	4,763	58,013
Hatteras Financial Corp. REIT	4,013	57,386
CYS Investments, Inc.	6,824	55,547
Apollo Commercial Real Estate Finance, Inc.	3,190	51,997
Redwood Trust, Inc.	3,973	51,967
PennyMac Mortgage Investment Trust	3,626	49,459
Capstead Mortgage Corp.	4,929	48,748
ARMOUR Residential REIT, Inc.	2,100	45,213
iStar, Inc.*	4,302	41,557
Total REITs-Mortgage		1,234,634
REITs-Regional Malls - 7.0%
Simon Property Group, Inc.	1,959	406,865
General Growth Properties, Inc.	8,495	252,556
Macerich Co.	2,162	171,317
Taubman Centers, Inc.	1,478	105,278
Tanger Factory Outlet Centers, Inc.	2,579	93,850
CBL & Associates Properties, Inc.	5,749	68,413
WP GLIMCHER, Inc.	6,974	66,183
Pennsylvania Real Estate Investment Trust	2,809	61,377
Total REITs-Regional Malls		1,225,839
REITs-Hotels - 6.7%
Host Hotels & Resorts, Inc.	10,679	178,338
Hospitality Properties Trust	3,851	102,282
Apple Hospitality REIT, Inc.	4,700	93,107
Sunstone Hotel Investors, Inc.	6,322	88,508
RLJ Lodging Trust	3,728	85,297
LaSalle Hotel Properties	3,319	84,004
Ryman Hospitality Properties, Inc.	1,553	79,948
Pebblebrook Hotel Trust	2,571	74,739
DiamondRock Hospitality Co.	7,221	73,077
Xenia Hotels & Resorts, Inc.	4,277	66,807
Chesapeake Lodging Trust	2,409	63,742
FelCor Lodging Trust, Inc.	6,647	53,974
Summit Hotel Properties, Inc.	4,338	51,926
Hersha Hospitality Trust	2,265	48,335
Ashford Hospitality Trust, Inc.	6,475	41,311
Total REITs-Hotels		1,185,395
REITs-Storage - 5.1%
Public Storage	1,272	350,856
Extra Space Storage, Inc.	1,848	172,714
Iron Mountain, Inc.	3,985	135,131
CubeSmart	3,677	122,444
Sovran Self Storage, Inc.	920	108,514
Total REITs-Storage		889,659
REITs-Warehouse/Industries - 4.0%
Prologis, Inc.	5,557	245,508
CyrusOne, Inc.	2,110	96,322
DCT Industrial Trust, Inc.	2,365	93,347
First Industrial Realty Trust, Inc.	3,511	79,840
EastGroup Properties, Inc.	1,174	70,874
QTS Realty Trust, Inc. — Class A	1,484	70,312
Rexford Industrial Realty, Inc.	2,756	50,049
Total REITs-Warehouse/Industries		706,252
REITs-Single Tenant - 2.9%
Realty Income Corp.	3,191	199,470
National Retail Properties, Inc.	2,791	128,944
Spirit Realty Capital, Inc.	10,009	112,601
Select Income REIT	3,145	72,492
Total REITs-Single Tenant		513,507
REITs-Manufactured Homes - 1.3%
Equity LifeStyle Properties, Inc.	1,720	125,095
Sun Communities, Inc.	1,439	103,047
Total REITs-Manufactured Homes		228,142
Total REITs		16,373,745
Real Estate - 5.4%
Real Estate Management/Services - 3.5%
CBRE Group, Inc. — Class A*	5,461	157,386
Realogy Holdings Corp.*	3,292	118,874
Jones Lang LaSalle, Inc.	989	116,029
Altisource Residential Corp.	7,161	85,932
Kennedy-Wilson Holdings, Inc.	3,653	80,001
Four Corners Property Trust, Inc.	2,922	52,450
Total Real Estate Management/Services		610,672
Real Estate Operations/Development - 1.9%
Brookfield Asset Management, Inc. — Class A	3,145	109,415
Howard Hughes Corp.*	942	99,748
Alexander & Baldwin, Inc.	1,794	65,804
St. Joe Co.*	3,305	56,681
Total Real Estate Operations/Development		331,648
Total Real Estate		942,320
Diversified Financial Services - 0.6%
Investment Management/Advisory Services - 0.6%
Altisource Portfolio Solutions S.A.*	4,010	96,842

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Entertainment - 0.5%
Casino Services - 0.5%
Gaming and Leisure Properties, Inc.	3,124	$96,594
Total Common Stocks
(Cost $11,900,683)		17,509,501

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	$111,693	111,693
Total Repurchase Agreement
(Cost $111,693)		111,693
Total Investments - 100.1%
(Cost $12,012,376)		$17,621,194
Other Assets & Liabilities, net - (0.1)%		(19,832)
Total Net Assets - 100.0%		$17,601,362

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,509,501	$—	$—	$17,509,501
Repurchase Agreement	—	111,693	—	111,693
Total	$17,509,501	$111,693	$—	$17,621,194

For the period ended March 31, 2016, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 100.1%
Retail - 75.8%
Wal-Mart Stores, Inc.	5,066	$346,971
Home Depot, Inc.	2,266	302,352
CVS Health Corp.	2,413	250,301
Walgreens Boots Alliance, Inc.	2,605	219,445
Costco Wholesale Corp.	1,238	195,084
Lowe's Companies, Inc.	2,554	193,466
TJX Companies, Inc.	2,141	167,748
Target Corp.	1,952	160,611
O'Reilly Automotive, Inc.*	440	120,410
L Brands, Inc.	1,338	117,490
Dollar General Corp.	1,364	116,758
AutoZone, Inc.*	141	112,333
Ross Stores, Inc.	1,920	111,168
Dollar Tree, Inc.*	1,254	103,405
Macy's, Inc.	1,939	85,491
Ulta Salon Cosmetics & Fragrance, Inc.*	423	81,952
Tractor Supply Co.	903	81,685
Liberty Interactive Corporation QVC Group — Class A*	3,228	81,507
Advance Auto Parts, Inc.	499	80,010
The Gap, Inc.	2,676	78,674
Best Buy Company, Inc.	2,307	74,839
CarMax, Inc.*	1,458	74,504
Signet Jewelers Ltd.	594	73,674
Tiffany & Co.	988	72,499
Nordstrom, Inc.	1,248	71,398
Rite Aid Corp.*	8,361	68,142
Foot Locker, Inc.	1,043	67,274
Kohl's Corp.	1,440	67,118
Bed Bath & Beyond, Inc.*	1,334	66,220
Staples, Inc.	5,823	64,227
Michaels Companies, Inc.*	1,921	53,730
Chico's FAS, Inc.	3,991	52,961
Dick's Sporting Goods, Inc.	1,129	52,781
AutoNation, Inc.*	1,112	51,908
Williams-Sonoma, Inc.	948	51,894
Sally Beauty Holdings, Inc.*	1,538	49,800
Office Depot, Inc.*	6,638	47,130
Burlington Stores, Inc.*	828	46,567
Urban Outfitters, Inc.*	1,366	45,201
Jumei International Holding Ltd. ADR*	6,762	44,021
Cabela's, Inc.*	881	42,896
GameStop Corp. — Class A	1,329	42,169
Penske Automotive Group, Inc.	1,090	41,311
J.C. Penney Company, Inc.*	3,718	41,121
Dillard's, Inc. — Class A	477	40,502
American Eagle Outfitters, Inc.	2,387	39,791
CST Brands, Inc.	1,016	38,903
HSN, Inc.	730	38,186
DSW, Inc. — Class A	1,326	36,651
PriceSmart, Inc.	432	36,539
GNC Holdings, Inc. — Class A	1,135	36,036
Five Below, Inc.*	847	35,015
Big Lots, Inc.	762	34,511
Ascena Retail Group, Inc.*	3,116	34,463
Lithia Motors, Inc. — Class A	393	34,321
Restoration Hardware Holdings, Inc.*	796	33,352
Abercrombie & Fitch Co. — Class A	1,057	33,338
Guess?, Inc.	1,707	32,040
Express, Inc.*	1,436	30,745
Children's Place, Inc.	364	30,383
Sears Holdings Corp.*	1,952	29,885
Buckle, Inc.	859	29,094
Mattress Firm Holding Corp.*	679	28,783
Genesco, Inc.*	398	28,756
Asbury Automotive Group, Inc.*	474	28,364
Caleres, Inc.	977	27,639
Group 1 Automotive, Inc.	465	27,291
Finish Line, Inc. — Class A	1,087	22,936
Tailored Brands, Inc.	1,277	22,858
Barnes & Noble, Inc.	1,787	22,087
Hibbett Sports, Inc.*	577	20,714
Vitamin Shoppe, Inc.*	646	20,000
Pier 1 Imports, Inc.	2,575	18,051
Outerwall, Inc.	470	17,385
Lumber Liquidators Holdings, Inc.*	1,128	14,799
Conn's, Inc.*	1,001	12,472
Total Retail		5,306,136
Internet - 17.8%
Amazon.com, Inc.*	686	407,237
Priceline Group, Inc.*	137	176,588
Netflix, Inc.*	1,501	153,447
Expedia, Inc.	864	93,156
JD.com, Inc. ADR*	3,408	90,312
Ctrip.com International Ltd. ADR*	1,866	82,589
TripAdvisor, Inc.*	1,108	73,682
Vipshop Holdings Ltd. ADR*	5,171	66,602
Wayfair, Inc. — Class A*	975	42,140
Groupon, Inc. — Class A*	8,507	33,943
Shutterfly, Inc.*	627	29,074
Total Internet		1,248,770
Distribution & Wholesale - 3.4%
Genuine Parts Co.	883	87,735
LKQ Corp.*	2,288	73,056
Pool Corp.	510	44,747
Core-Mark Holding Company, Inc.	375	30,585
Total Distribution & Wholesale		236,123
Commercial Services - 1.2%
Monro Muffler Brake, Inc.	484	34,591
Aaron's, Inc.	1,269	31,853
Rent-A-Center, Inc.	1,312	20,795
Total Commercial Services		87,239
Leisure Time - 1.1%
Qunar Cayman Islands Ltd. ADR*	1,200	47,640
Liberty TripAdvisor Holdings, Inc. — Class A*	1,352	29,960
Total Leisure Time		77,600

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Oil & Gas - 0.5%
Murphy USA, Inc.*	585	$35,948
Home Furnishings - 0.3%
Select Comfort Corp.*	1,202	23,307
Total Common Stocks
(Cost $4,059,868)		7,015,123

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	$31,167	31,167
Total Repurchase Agreement
(Cost $31,167)		31,167
Total Investments - 100.5%
(Cost $4,091,035)		$7,046,290
Other Assets & Liabilities, net - (0.5)%		(31,900)
Total Net Assets - 100.0%		$7,014,390

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,015,123	$—	$—	$7,015,123
Repurchase Agreement	—	31,167	—	31,167
Total	$7,015,123	$31,167	$—	$7,046,290

For the period ended March 31, 2016, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8%
Financial - 12.3%
CubeSmart	431	$14,353
Sovran Self Storage, Inc.	96	11,323
MarketAxess Holdings, Inc.	90	11,234
Highwoods Properties, Inc.	228	10,901
First American Financial Corp.	262	9,984
Investors Bancorp, Inc.	804	9,358
EPR Properties	138	9,193
Sun Communities, Inc.	123	8,808
Gramercy Property Trust	1,018	8,602
DCT Industrial Trust, Inc.	215	8,487
Umpqua Holdings Corp.	535	8,485
FirstMerit Corp.	402	8,462
CNO Financial Group, Inc.	456	8,171
CyrusOne, Inc.	179	8,171
Bank of the Ozarks, Inc.	189	7,932
Webster Financial Corp.	220	7,898
Prosperity Bancshares, Inc.	170	7,886
Healthcare Realty Trust, Inc.	246	7,600
Medical Properties Trust, Inc.	567	7,360
RLJ Lodging Trust	321	7,345
PrivateBancorp, Inc. — Class A	190	7,334
Sunstone Hotel Investors, Inc.	511	7,155
Western Alliance Bancorporation*	211	7,043
RLI Corp.	105	7,019
LaSalle Hotel Properties	275	6,960
FNB Corp.	504	6,557
New Residential Investment Corp. REIT	559	6,501
Ellie Mae, Inc.*	71	6,435
Education Realty Trust, Inc.	153	6,365
MGIC Investment Corp.*	824	6,319
GEO Group, Inc.	181	6,275
DuPont Fabros Technology, Inc.	153	6,201
United Bankshares, Inc.	168	6,166
First Industrial Realty Trust, Inc.	269	6,117
National Health Investors, Inc.	91	6,053
MB Financial, Inc.	182	5,906
Acadia Realty Trust	167	5,867
Fulton Financial Corp.	433	5,794
Home BancShares, Inc.	138	5,651
Urban Edge Properties	218	5,633
Kite Realty Group Trust	202	5,597
Valley National Bancorp	583	5,562
Equity One, Inc.	194	5,560
Radian Group, Inc.	444	5,506
Cathay General Bancorp	194	5,496
Cousins Properties, Inc.	526	5,460
Ryman Hospitality Properties, Inc.	105	5,405
Primerica, Inc.	119	5,299
Janus Capital Group, Inc.	357	5,222
Washington Federal, Inc.	230	5,210
Hudson Pacific Properties, Inc.	180	5,206
Wintrust Financial Corp.	116	5,143
Mack-Cali Realty Corp.	218	5,123
Pebblebrook Hotel Trust	176	5,116
Selective Insurance Group, Inc.	138	5,052
BancorpSouth, Inc.	234	4,987
Physicians Realty Trust	266	4,942
DiamondRock Hospitality Co.	487	4,928
Kennedy-Wilson Holdings, Inc.	225	4,928
UMB Financial Corp.	95	4,905
Stifel Financial Corp.*	164	4,854
Retail Opportunity Investments Corp.	241	4,849
Sterling Bancorp	303	4,827
Washington Real Estate Investment Trust	165	4,820
First Citizens BancShares, Inc. — Class A	19	4,770
PS Business Parks, Inc.	47	4,724
IBERIABANK Corp.	92	4,717
EastGroup Properties, Inc.	78	4,709
Glacier Bancorp, Inc.	183	4,652
First Financial Bankshares, Inc.	155	4,585
Colony Capital, Inc. — Class A	271	4,545
Capitol Federal Financial, Inc.	342	4,535
Blackhawk Network Holdings, Inc.*	131	4,493
CVB Financial Corp.	257	4,485
WageWorks, Inc.*	87	4,403
Evercore Partners, Inc. — Class A	84	4,347
Hancock Holding Co.	189	4,339
Alexander & Baldwin, Inc.	118	4,328
Lexington Realty Trust	499	4,291
Pinnacle Financial Partners, Inc.	87	4,268
Texas Capital Bancshares, Inc.*	111	4,260
Xenia Hotels & Resorts, Inc.	271	4,233
Columbia Banking System, Inc.	140	4,189
South State Corp.	65	4,175
LTC Properties, Inc.	92	4,162
CoreSite Realty Corp.	59	4,131
BGC Partners, Inc. — Class A	445	4,027
Monogram Residential Trust, Inc.	404	3,983
New York REIT, Inc.	394	3,979
Community Bank System, Inc.	104	3,974
Financial Engines, Inc.	126	3,959
Argo Group International Holdings Ltd.	68	3,903
Chesapeake Lodging Trust	144	3,810
Trustmark Corp.	164	3,777
Pennsylvania Real Estate Investment Trust	167	3,649
Provident Financial Services, Inc.	180	3,634
National Penn Bancshares, Inc.	340	3,618
Old National Bancorp	296	3,608
First Midwest Bancorp, Inc.	200	3,604
American Assets Trust, Inc.	90	3,593
Enstar Group Ltd.*	22	3,577
EverBank Financial Corp.	234	3,531
Select Income REIT	152	3,504
Hilltop Holdings, Inc.*	184	3,474
Ramco-Gershenson Properties Trust	192	3,462
Eagle Bancorp, Inc.*	72	3,456

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Financial - 12.3% (continued)
Astoria Financial Corp.	218	$3,453
PRA Group, Inc.*	117	3,438
Invesco Mortgage Capital, Inc. REIT	278	3,386
Aircastle Ltd.	151	3,358
Hatteras Financial Corp. REIT	234	3,346
Northwest Bancshares, Inc.	246	3,323
American Equity Investment Life Holding Co.	197	3,310
Simmons First National Corp. — Class A	72	3,245
International Bancshares Corp.	131	3,230
QTS Realty Trust, Inc. — Class A	68	3,222
STAG Industrial, Inc.	158	3,217
Parkway Properties, Inc.	205	3,210
Renasant Corp.	97	3,192
BofI Holding, Inc.*	149	3,180
Sabra Health Care REIT, Inc.	158	3,174
Horace Mann Educators Corp.	100	3,169
WisdomTree Investments, Inc.	277	3,166
CYS Investments, Inc.	384	3,126
Potlatch Corp.	99	3,119
Kemper Corp.	105	3,105
BBCN Bancorp, Inc.	204	3,099
WesBanco, Inc.	104	3,090
Government Properties Income Trust	170	3,035
Westamerica Bancorporation	62	3,020
Chemical Financial Corp.	82	2,927
Independent Bank Corp.	63	2,895
NBT Bancorp, Inc.	107	2,884
Park National Corp.	32	2,880
FelCor Lodging Trust, Inc.	348	2,826
Essent Group Ltd.*	135	2,808
Kearny Financial Corp.	226	2,791
Beneficial Bancorp, Inc.*	200	2,738
Great Western Bancorp, Inc.	100	2,727
First Financial Bancorp	149	2,709
Union Bankshares Corp.	109	2,685
Redwood Trust, Inc.	204	2,668
Yadkin Financial Corp.	110	2,604
MBIA, Inc.*	288	2,549
HFF, Inc. — Class A	92	2,533
Summit Hotel Properties, Inc.	211	2,526
PennyMac Mortgage Investment Trust	181	2,469
Boston Private Financial Holdings, Inc.	213	2,439
Terreno Realty Corp.	104	2,438
Rexford Industrial Realty, Inc.	134	2,433
AMERISAFE, Inc.	46	2,417
Hersha Hospitality Trust	113	2,411
WSFS Financial Corp.	74	2,406
ServisFirst Bancshares, Inc.	54	2,398
United Community Banks, Inc.	129	2,383
STORE Capital Corp.	92	2,381
Tompkins Financial Corp.	37	2,368
ARMOUR Residential REIT, Inc.	108	2,325
Third Point Reinsurance Ltd.*	204	2,319
Franklin Street Properties Corp.	218	2,313
FNFV Group*	213	2,311
Ameris Bancorp	78	2,307
Apollo Commercial Real Estate Finance, Inc.	141	2,298
St. Joe Co.*	134	2,298
Capstead Mortgage Corp.	232	2,294
Colony Starwood Homes	92	2,277
FCB Financial Holdings, Inc. — Class A*	68	2,262
Talmer Bancorp, Inc. — Class A	125	2,261
LegacyTexas Financial Group, Inc.	115	2,260
Infinity Property & Casualty Corp.	28	2,254
Nelnet, Inc. — Class A	57	2,244
United Fire Group, Inc.	50	2,191
Navigators Group, Inc.*	26	2,181
Employers Holdings, Inc.	77	2,167
S&T Bancorp, Inc.	84	2,164
Investors Real Estate Trust	298	2,164
New Senior Investment Group, Inc.	210	2,163
First Merchants Corp.	91	2,145
Banner Corp.	51	2,144
Safety Insurance Group, Inc.	37	2,111
TowneBank	110	2,111
National General Holdings Corp.	97	2,094
Piper Jaffray Cos.*	41	2,032
Stewart Information Services Corp.	56	2,032
iStar, Inc.*	207	2,000
Chatham Lodging Trust	93	1,992
Agree Realty Corp.	51	1,963
Cohen & Steers, Inc.	50	1,946
Universal Health Realty Income Trust	34	1,913
City Holding Co.	40	1,911
Berkshire Hills Bancorp, Inc.	71	1,909
First Commonwealth Financial Corp.	215	1,905
Alexander's, Inc.	5	1,903
Banc of California, Inc.	108	1,890
Northfield Bancorp, Inc.	114	1,874
Brookline Bancorp, Inc.	170	1,872
Meridian Bancorp, Inc.	133	1,851
Investment Technology Group, Inc.	83	1,834
Lakeland Financial Corp.	40	1,831
American Capital Mortgage Investment Corp.	124	1,819
Monmouth Real Estate Investment Corp.	153	1,819
Oritani Financial Corp.	107	1,816
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	94	1,807
Capital Bank Financial Corp. — Class A	58	1,789
Wilshire Bancorp, Inc.	171	1,761
Ambac Financial Group, Inc.*	109	1,722
State Bank Financial Corp.	87	1,719

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Financial - 12.3% (continued)
Hanmi Financial Corp.	77	$1,696
Sandy Spring Bancorp, Inc.	60	1,670
Altisource Residential Corp.	139	1,668
CenterState Banks, Inc.	110	1,638
Rouse Properties, Inc.	89	1,636
Encore Capital Group, Inc.*	63	1,622
Southside Bancshares, Inc.	62	1,616
Cardinal Financial Corp.	78	1,587
Maiden Holdings Ltd.	122	1,579
Greenhill & Company, Inc.	71	1,576
Walker & Dunlop, Inc.*	64	1,553
Customers Bancorp, Inc.*	65	1,536
Flushing Financial Corp.	71	1,535
Greenlight Capital Re Ltd. — Class A*	70	1,525
BNC Bancorp	72	1,521
United Financial Bancorp, Inc.	120	1,511
PHH Corp.*	120	1,505
Dime Community Bancshares, Inc.	85	1,498
Ladder Capital Corp. — Class A	120	1,494
Cedar Realty Trust, Inc.	206	1,489
CareTrust REIT, Inc.	117	1,486
Cass Information Systems, Inc.	28	1,466
1st Source Corp.	45	1,433
Pacific Premier Bancorp, Inc.*	67	1,432
Heartland Financial USA, Inc.	46	1,416
FBL Financial Group, Inc. — Class A	23	1,415
Urstadt Biddle Properties, Inc. — Class A	67	1,404
TrustCo Bank Corp. NY	230	1,394
TriCo Bancshares	55	1,393
Universal Insurance Holdings, Inc.	78	1,388
Stock Yards Bancorp, Inc.	36	1,387
National Western Life Group, Inc. — Class A	6	1,384
First Interstate BancSystem, Inc. — Class A	48	1,350
Central Pacific Financial Corp.	62	1,350
Washington Trust Bancorp, Inc.	36	1,344
Community Trust Bancorp, Inc.	38	1,342
Virtus Investment Partners, Inc.	17	1,328
Silver Bay Realty Trust Corp.	88	1,308
Enterprise Financial Services Corp.	48	1,298
Ashford Hospitality Trust, Inc.	202	1,289
First Potomac Realty Trust	142	1,287
Heritage Financial Corp.	73	1,283
Saul Centers, Inc.	24	1,272
New York Mortgage Trust, Inc. REIT	265	1,256
Diamond Hill Investment Group, Inc.	7	1,242
Getty Realty Corp.	62	1,229
Moelis & Co. — Class A	43	1,214
German American Bancorp, Inc.	37	1,191
First Busey Corp.	58	1,188
National Storage Affiliates Trust	56	1,187
Anworth Mortgage Asset Corp.	254	1,184
ConnectOne Bancorp, Inc.	72	1,177
Westwood Holdings Group, Inc.	19	1,114
KCG Holdings, Inc. — Class A*	93	1,111
Bryn Mawr Bank Corp.	43	1,106
HomeStreet, Inc.*	53	1,103
Bridge Bancorp, Inc.	36	1,097
MainSource Financial Group, Inc.	52	1,097
Clifton Bancorp, Inc.	71	1,074
Flagstar Bancorp, Inc.*	50	1,073
Forestar Group, Inc.*	81	1,056
Apollo Residential Mortgage, Inc.	78	1,047
CoBiz Financial, Inc.	88	1,040
CatchMark Timber Trust, Inc. — Class A	96	1,040
Cowen Group, Inc. — Class A*	271	1,033
BancFirst Corp.	18	1,027
Western Asset Mortgage Capital Corp. REIT	102	1,025
Virtu Financial, Inc. — Class A	46	1,017
Waterstone Financial, Inc.	74	1,012
RE/MAX Holdings, Inc. — Class A	29	995
Financial Institutions, Inc.	34	988
Resource Capital Corp.	86	968
International. FCStone, Inc.*	36	962
Heritage Insurance Holdings, Inc.	60	958
State National Companies, Inc.	76	958
HomeTrust Bancshares, Inc.*	52	953
Anchor BanCorp Wisconsin, Inc.*	21	946
Federal Agricultural Mortgage Corp. — Class C	25	943
Nationstar Mortgage Holdings, Inc.*	95	941
First of Long Island Corp.	33	941
Univest Corporation of Pennsylvania	48	936
Lakeland Bancorp, Inc.	92	934
Blue Hills Bancorp, Inc.	68	930
Great Southern Bancorp, Inc.	25	928
First Financial Corp.	27	924
Mercantile Bank Corp.	41	919
Seacoast Banking Corporation of Florida*	58	916
First Bancorp	48	905
InfraREIT, Inc.	53	904
AG Mortgage Investment Trust, Inc.	69	902
Dynex Capital, Inc.	134	891
Opus Bank	26	884
Peoples Bancorp, Inc.	45	879
Ashford Hospitality Prime, Inc.	75	875
Gladstone Commercial Corp.	53	868
CU Bancorp*	41	868
Citizens, Inc.*	119	862
Bank Mutual Corp.	113	855

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Financial - 12.3% (continued)
Preferred Bank/Los Angeles CA	28	$847
First Defiance Financial Corp.	22	845
Marcus & Millichap, Inc.*	33	838
First BanCorp*	283	826
Meta Financial Group, Inc.	18	821
Whitestone REIT — Class B	65	817
Independent Bank Corp.	56	815
First Community Bancshares, Inc.	41	813
Stonegate Bank	27	809
United Insurance Holdings Corp.	42	807
OM Asset Management plc	60	801
State Auto Financial Corp.	36	794
First NBC Bank Holding Co.*	38	782
Altisource Portfolio Solutions S.A.*	32	773
Preferred Apartment Communities, Inc. — Class A	60	761
Pacific Continental Corp.	47	758
Camden National Corp.	18	756
OFG Bancorp	108	755
Arlington Asset Investment Corp. — Class A	60	752
HCI Group, Inc.	22	733
Suffolk Bancorp	29	732
Park Sterling Corp.	109	727
Ares Commercial Real Estate Corp.	66	723
Houlihan Lokey, Inc.	29	722
Arrow Financial Corp.	27	717
West Bancorporation, Inc.	39	711
Armada Hoffler Properties, Inc.	63	709
Fidelity & Guaranty Life	27	708
OneBeacon Insurance Group Ltd. — Class A	55	700
United Community Financial Corp.	119	699
Walter Investment Management Corp.*	91	695
Southwest Bancorp, Inc.	46	692
Horizon Bancorp	28	692
RAIT Financial Trust	220	691
Fidelity Southern Corp.	43	690
Bank of Marin Bancorp	14	689
One Liberty Properties, Inc.	30	672
Peoples Financial Services Corp.	18	670
Federated National Holding Co.	34	668
QCR Holdings, Inc.	28	668
TriState Capital Holdings, Inc.*	52	655
National Bankshares, Inc.	19	652
Triumph Bancorp, Inc.*	41	649
World Acceptance Corp.*	17	645
Peapack Gladstone Financial Corp.	38	642
Ocwen Financial Corp.*	260	642
Ladenburg Thalmann Financial Services, Inc.*	255	638
Independent Bank Group, Inc.	23	630
Territorial Bancorp, Inc.	24	625
Global Indemnity plc — Class A*	20	623
First Connecticut Bancorp, Inc.	39	622
Charter Financial Corp.	46	621
Republic Bancorp, Inc. — Class A	24	620
CNB Financial Corp.	35	616
Orchid Island Capital, Inc.	59	612
Easterly Government Properties, Inc.	33	611
NMI Holdings, Inc. — Class A*	121	611
FRP Holdings, Inc.*	17	605
NexPoint Residential Trust, Inc.	46	602
Citizens & Northern Corp.	30	596
CorEnergy Infrastructure Trust, Inc.	29	583
Real Industry, Inc.*	67	583
Ames National Corp.	23	569
Baldwin & Lyons, Inc. — Class B	23	566
OceanFirst Financial Corp.	32	566
UMH Properties, Inc.	57	565
Guaranty Bancorp	36	557
GAMCO Investors, Inc. — Class A	15	556
Independence Realty Trust, Inc.	78	555
Fox Chase Bancorp, Inc.	28	541
National Interstate Corp.	18	539
American National Bankshares, Inc.	21	532
Sierra Bancorp	29	526
MidWestOne Financial Group, Inc.	19	522
Heritage Commerce Corp.	52	521
BankFinancial Corp.	44	520
GAIN Capital Holdings, Inc.	78	512
Old Second Bancorp, Inc.*	71	509
Consolidated-Tomoka Land Co.	11	508
NewStar Financial, Inc.*	58	508
First Bancorp, Inc.	26	507
Bluerock Residential Growth REIT, Inc.	46	500
Heritage Oaks Bancorp	64	499
Regional Management Corp.*	29	496
EMC Insurance Group, Inc.	19	487
First Business Financial Services, Inc.	21	482
Sun Bancorp, Inc.*	23	476
Farmers Capital Bank Corp.	18	476
Enterprise Bancorp, Inc.	18	472
Acacia Research Corp.	124	470
Bancorp, Inc.*	82	469
Bar Harbor Bankshares	14	465
Penns Woods Bancorp, Inc.	12	462
Atlas Financial Holdings, Inc.*	25	454
BSB Bancorp, Inc.*	20	449
Crawford & Co. — Class B	69	447
Trupanion, Inc.*	45	443
Enova International, Inc.*	69	435
Cascade Bancorp*	75	428
Associated Capital Group, Inc. — Class A*	15	420
Tiptree Financial, Inc. — Class A	72	410

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Financial - 12.3% (continued)
eHealth, Inc.*	43	$404
CommunityOne Bancorp*	30	398
Oppenheimer Holdings, Inc. — Class A	25	395
Hallmark Financial Services, Inc.*	34	391
Capital City Bank Group, Inc.	26	379
PennyMac Financial Services, Inc. — Class A*	32	376
Calamos Asset Management, Inc. — Class A	43	365
C1 Financial, Inc.*	15	363
Hingham Institution for Savings	3	357
Access National Corp.	18	357
Merchants Bancshares, Inc.	12	357
National Commerce Corp.*	15	354
Franklin Financial Network, Inc.*	13	351
Century Bancorp, Inc. — Class A	9	350
Donegal Group, Inc. — Class A	21	302
Marlin Business Services Corp.	21	301
Bear State Financial, Inc.*	32	297
Impac Mortgage Holdings, Inc.*	21	291
Independence Holding Co.	17	271
RMR Group, Inc. — Class A*	10	250
United Development Funding IV††	74	237
Green Bancorp, Inc.*	30	227
Pzena Investment Management, Inc. — Class A	30	227
On Deck Capital, Inc.*	28	218
Stonegate Mortgage Corp.*	35	201
Hampton Roads Bankshares, Inc.*	83	147
Ashford, Inc.*	3	137
Great Ajax Corp.	11	123
Kansas City Life Insurance Co.	3	120
BBX Capital Corp. — Class A*	7	112
CIFC LLC	15	107
Medley Management, Inc. — Class A	15	83
Live Oak Bancshares, Inc.	5	75
Allegiance Bancshares, Inc.*	3	55
People's Utah Bancorp	3	47
ZAIS Group Holdings, Inc.*	9	44
Fifth Street Asset Management, Inc.	14	43
JG Wentworth Co. — Class A*	35	43
Altisource Asset Management Corp.*	3	35
Equity Bancshares, Inc. — Class A*	1	21
RCS Capital Corp. — Class A*	238	3
Total Financial		1,045,209
Consumer, Non-cyclical - 9.8%
STERIS plc	206	14,637
West Pharmaceutical Services, Inc.	174	12,061
TreeHouse Foods, Inc.*	138	11,971
Post Holdings, Inc.*	149	10,247
WellCare Health Plans, Inc.*	107	9,924
Amsurg Corp. — Class A*	131	9,772
ABIOMED, Inc.*	101	9,576
Euronet Worldwide, Inc.*	126	9,337
Heartland Payment Systems, Inc.	89	8,595
PAREXEL International Corp.*	134	8,405
HealthSouth Corp.	222	8,354
Neurocrine Biosciences, Inc.*	207	8,186
Deluxe Corp.	121	7,561
Team Health Holdings, Inc.*	174	7,276
Cimpress N.V.*	79	7,164
Helen of Troy Ltd.*	69	7,155
Prestige Brands Holdings, Inc.*	127	6,780
Healthcare Services Group, Inc.	173	6,368
Myriad Genetics, Inc.*	168	6,287
Owens & Minor, Inc.	153	6,184
Molina Healthcare, Inc.*	95	6,127
Cantel Medical Corp.	83	5,923
Bright Horizons Family Solutions, Inc.*	91	5,896
Ultragenyx Pharmaceutical, Inc.*	93	5,887
Cepheid*	174	5,804
LivaNova plc*	107	5,776
ACADIA Pharmaceuticals, Inc.*	204	5,703
NuVasive, Inc.*	117	5,692
Chemed Corp.	42	5,689
Impax Laboratories, Inc.*	174	5,571
Monro Muffler Brake, Inc.	77	5,503
Catalent, Inc.*	205	5,467
Lancaster Colony Corp.	49	5,418
B&G Foods, Inc.	154	5,361
Anacor Pharmaceuticals, Inc.*	99	5,292
Darling Ingredients, Inc.*	401	5,280
Snyder's-Lance, Inc.	168	5,276
CEB, Inc.	81	5,242
Medicines Co.*	160	5,083
Sanderson Farms, Inc.	55	4,960
United Natural Foods, Inc.*	123	4,958
Grand Canyon Education, Inc.*	114	4,872
Vector Group Ltd.	208	4,750
Pacira Pharmaceuticals, Inc.*	88	4,662
Integra LifeSciences Holdings Corp.*	69	4,648
On Assignment, Inc.*	125	4,615
Insulet Corp.*	137	4,543
Neogen Corp.*	90	4,532
Ligand Pharmaceuticals, Inc. — Class B*	42	4,498
Boston Beer Company, Inc. — Class A*	24	4,441
Masimo Corp.*	106	4,435
ABM Industries, Inc.	136	4,395
Nektar Therapeutics*	319	4,386
Haemonetics Corp.*	125	4,373
Magellan Health, Inc.*	61	4,144
Matthews International Corp. — Class A	80	4,117

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
Sotheby's	151	$4,036
Brink's Co.	118	3,964
Dean Foods Co.	228	3,949
Cal-Maine Foods, Inc.	76	3,945
Globus Medical, Inc. — Class A*	166	3,943
Cardtronics, Inc.*	109	3,923
J&J Snack Foods Corp.	36	3,898
AMN Healthcare Services, Inc.*	115	3,865
WD-40 Co.	35	3,780
SUPERVALU, Inc.*	635	3,657
Tumi Holdings, Inc.*	136	3,648
Kite Pharma, Inc.*	79	3,627
FTI Consulting, Inc.*	101	3,587
Wright Medical Group N.V.*	216	3,586
ICU Medical, Inc.*	34	3,539
Travelport Worldwide Ltd.	256	3,497
Korn/Ferry International	122	3,451
Air Methods Corp.*	95	3,441
Prothena Corporation plc*	83	3,416
Fresh Del Monte Produce, Inc.	81	3,408
ExamWorks Group, Inc.*	114	3,370
Novavax, Inc.*	650	3,354
Ironwood Pharmaceuticals, Inc. — Class A*	306	3,348
Cambrex Corp.*	76	3,344
Amedisys, Inc.*	69	3,335
Advisory Board Co.*	103	3,322
Halyard Health, Inc.*	113	3,246
Universal Corp.	55	3,125
Huron Consulting Group, Inc.*	53	3,084
Natus Medical, Inc.*	80	3,074
HMS Holdings Corp.*	214	3,071
Seaboard Corp.*	1	3,003
Select Medical Holdings Corp.*	254	3,000
Fresh Market, Inc.*	104	2,967
Kindred Healthcare, Inc.	230	2,841
CONMED Corp.	67	2,810
Ensign Group, Inc.	123	2,785
LifeLock, Inc.*	229	2,764
SpartanNash Co.	91	2,758
Acorda Therapeutics, Inc.*	104	2,751
Emergent BioSolutions, Inc.*	74	2,690
TrueBlue, Inc.*	102	2,667
DeVry Education Group, Inc.	154	2,660
Affymetrix, Inc.*	187	2,620
ARIAD Pharmaceuticals, Inc.*	406	2,594
Innoviva, Inc.	206	2,594
Green Dot Corp. — Class A*	111	2,550
Radius Health, Inc.*	80	2,515
Abaxis, Inc.	55	2,496
FibroGen, Inc.*	116	2,470
Portola Pharmaceuticals, Inc.*	121	2,468
TESARO, Inc.*	56	2,466
Halozyme Therapeutics, Inc.*	257	2,434
Insperity, Inc.	47	2,431
Diplomat Pharmacy, Inc.*	88	2,411
Ophthotech Corp.*	57	2,409
Surgical Care Affiliates, Inc.*	52	2,407
ACCO Brands Corp.*	267	2,397
Amicus Therapeutics, Inc.*	282	2,383
Cynosure, Inc. — Class A*	54	2,382
Analogic Corp.	30	2,370
Merrimack Pharmaceuticals, Inc.*	280	2,344
MiMedx Group, Inc.*	263	2,299
NxStage Medical, Inc.*	153	2,293
TherapeuticsMD, Inc.*	352	2,253
Nevro Corp.*	40	2,250
Five Prime Therapeutics, Inc.*	55	2,235
EVERTEC, Inc.	159	2,223
Greatbatch, Inc.*	62	2,210
Achillion Pharmaceuticals, Inc.*	286	2,208
Exelixis, Inc.*	547	2,188
HealthEquity, Inc.*	88	2,171
Andersons, Inc.	69	2,167
Repligen Corp.*	80	2,146
Zeltiq Aesthetics, Inc.*	78	2,118
Sarepta Therapeutics, Inc.*	108	2,108
Team, Inc.*	69	2,096
Meridian Bioscience, Inc.	101	2,082
ZIOPHARM Oncology, Inc.*	279	2,070
Calavo Growers, Inc.	36	2,054
PRA Health Sciences, Inc.*	48	2,052
Rent-A-Center, Inc.	128	2,029
Depomed, Inc.*	145	2,020
Luminex Corp.*	104	2,018
Merit Medical Systems, Inc.*	107	1,978
AMAG Pharmaceuticals, Inc.*	84	1,966
Insmed, Inc.*	149	1,888
Apollo Education Group, Inc. — Class A*	228	1,873
Orthofix International N.V.*	45	1,868
Navigant Consulting, Inc.*	117	1,850
Intra-Cellular Therapies, Inc.*	65	1,807
Anika Therapeutics, Inc.*	40	1,789
ImmunoGen, Inc.*	209	1,781
Coca-Cola Bottling Company Consolidated	11	1,757
Dynavax Technologies Corp.*	89	1,712
Inogen, Inc.*	38	1,709
USANA Health Sciences, Inc.*	14	1,700
Providence Service Corp.*	33	1,685
Central Garden & Pet Co. — Class A*	102	1,662
McGrath RentCorp	66	1,655
PharMerica Corp.*	74	1,636
Tootsie Roll Industries, Inc.	46	1,619
ICF International, Inc.*	47	1,615
Capella Education Co.	30	1,579
Exact Sciences Corp.*	232	1,564
LDR Holding Corp.*	61	1,555
Inovio Pharmaceuticals, Inc.*	174	1,516
Spectranetics Corp.*	103	1,496
National Healthcare Corp.	24	1,495
US Physical Therapy, Inc.	30	1,492
Cempra, Inc.*	85	1,489
Endologix, Inc.*	178	1,488
RPX Corp.*	131	1,475
LendingTree, Inc.*	15	1,467
NutriSystem, Inc.	70	1,461

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
Pacific Biosciences of California, Inc.*	171	$1,454
Triple-S Management Corp. — Class B*	58	1,442
TriNet Group, Inc.*	100	1,435
Viad Corp.	49	1,429
Omeros Corp.*	93	1,427
MacroGenics, Inc.*	76	1,425
Resources Connection, Inc.	91	1,416
Acceleron Pharma, Inc.*	53	1,399
Alder Biopharmaceuticals, Inc.*	57	1,396
John B Sanfilippo & Son, Inc.	20	1,382
Kelly Services, Inc. — Class A	72	1,377
Cerus Corp.*	231	1,370
Momenta Pharmaceuticals, Inc.*	148	1,368
Vascular Solutions, Inc.*	42	1,366
Heron Therapeutics, Inc.*	71	1,348
PDL BioPharma, Inc.	398	1,325
SciClone Pharmaceuticals, Inc.*	120	1,320
HeartWare International, Inc.*	42	1,320
Strayer Education, Inc.*	27	1,316
Capital Senior Living Corp.*	71	1,315
Clovis Oncology, Inc.*	67	1,286
Incorporated Research Holdings, Inc. — Class A*	31	1,278
Inter Parfums, Inc.	41	1,267
Supernus Pharmaceuticals, Inc.*	83	1,266
Ennis, Inc.	63	1,232
Weis Markets, Inc.	27	1,217
Paylocity Holding Corp.*	37	1,211
CBIZ, Inc.*	120	1,211
Coherus Biosciences, Inc.*	57	1,210
Quidel Corp.*	70	1,208
Lexicon Pharmaceuticals, Inc.*	101	1,207
Ingles Markets, Inc. — Class A	32	1,200
Epizyme, Inc.*	99	1,200
Atrion Corp.	3	1,186
National Beverage Corp.*	28	1,185
Kforce, Inc.	60	1,175
Keryx Biopharmaceuticals, Inc.*	251	1,172
Theravance Biopharma, Inc.*	62	1,166
Phibro Animal Health Corp. — Class A	43	1,163
AtriCure, Inc.*	69	1,161
Retrophin, Inc.*	85	1,161
Arena Pharmaceuticals, Inc.*	587	1,156
Lannett Company, Inc.*	64	1,148
Enanta Pharmaceuticals, Inc.*	39	1,145
LHC Group, Inc.*	32	1,138
Geron Corp.*	384	1,121
Accuray, Inc.*	191	1,104
Relypsa, Inc.*	79	1,070
Genomic Health, Inc.*	43	1,065
Sage Therapeutics, Inc.*	33	1,058
Heidrick & Struggles International, Inc.	44	1,043
Spectrum Pharmaceuticals, Inc.*	162	1,030
Invacare Corp.	78	1,027
Revlon, Inc. — Class A*	28	1,019
Sangamo BioSciences, Inc.*	168	1,016
Array BioPharma, Inc.*	343	1,012
OraSure Technologies, Inc.*	137	991
SP Plus Corp.*	41	986
Universal American Corp.	137	978
Weight Watchers International, Inc.*	67	974
MannKind Corp.*	598	963
Smart & Final Stores, Inc.*	59	956
Performance Food Group Co.*	40	934
Chefs' Warehouse, Inc.*	46	933
American Public Education, Inc.*	45	928
Xencor, Inc.*	69	926
Amphastar Pharmaceuticals, Inc.*	77	924
Albany Molecular Research, Inc.*	60	917
Rockwell Medical, Inc.*	122	916
Insys Therapeutics, Inc.*	57	911
NewLink Genetics Corp.*	50	910
Carriage Services, Inc. — Class A	42	908
Cross Country Healthcare, Inc.*	78	907
Quad/Graphics, Inc.	70	906
Celldex Therapeutics, Inc.*	239	903
Omega Protein Corp.*	53	898
Raptor Pharmaceutical Corp.*	195	897
Hackett Group, Inc.	58	877
NeoGenomics, Inc.*	130	876
James River Group Holdings Ltd.	27	871
Accelerate Diagnostics, Inc.*	60	862
Eagle Pharmaceuticals, Inc.*	21	851
Vanda Pharmaceuticals, Inc.*	101	844
Adeptus Health, Inc. — Class A*	15	833
CorVel Corp.*	21	828
K12, Inc.*	82	811
Forrester Research, Inc.	24	807
Cardiovascular Systems, Inc.*	77	798
Landauer, Inc.	24	794
Dermira, Inc.*	38	786
Medifast, Inc.	26	785
Atara Biotherapeutics, Inc.*	41	780
BioTelemetry, Inc.*	66	771
Agenus, Inc.*	185	770
Healthways, Inc.*	76	767
Intersect ENT, Inc.*	40	760
CryoLife, Inc.	70	753
AngioDynamics, Inc.*	61	750
Career Education Corp.*	164	745
Progenics Pharmaceuticals, Inc.*	169	737
TG Therapeutics, Inc.*	86	733
XenoPort, Inc.*	162	731
Monster Worldwide, Inc.*	220	717
Corcept Therapeutics, Inc.*	150	702
STAAR Surgical Co.*	94	695
Arrowhead Research Corp.*	144	694

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
Revance Therapeutics, Inc.*	39	$681
Tejon Ranch Co.*	33	679
Synergy Pharmaceuticals, Inc.*	242	668
Advaxis, Inc.*	73	659
Sagent Pharmaceuticals, Inc.*	54	657
Sucampo Pharmaceuticals, Inc. — Class A*	60	656
MGP Ingredients, Inc.	27	654
Great Lakes Dredge & Dock Corp.*	146	651
Akebia Therapeutics, Inc.*	72	649
CSS Industries, Inc.	23	642
ANI Pharmaceuticals, Inc.*	19	640
K2M Group Holdings, Inc.*	43	638
Almost Family, Inc.*	17	633
Natural Health Trends Corp.	19	630
Infinity Pharmaceuticals, Inc.*	119	627
Seneca Foods Corp. — Class A*	18	625
ServiceSource International, Inc.*	143	609
Esperion Therapeutics, Inc.*	36	609
Aerie Pharmaceuticals, Inc.*	50	608
La Jolla Pharmaceutical Co.*	29	606
Cytokinetics, Inc.*	84	592
SurModics, Inc.*	32	589
Editas Medicine, Inc.*	17	587
Immunomedics, Inc.*	234	585
Vectrus, Inc.*	25	569
Chimerix, Inc.*	111	567
Utah Medical Products, Inc.	9	563
Spark Therapeutics, Inc.*	19	561
Concert Pharmaceuticals, Inc.*	41	560
Seres Therapeutics, Inc.*	21	558
RTI Surgical, Inc.*	139	556
Trevena, Inc.*	67	554
Lion Biotechnologies, Inc.*	109	554
Organovo Holdings, Inc.*	250	543
OvaScience, Inc.*	57	541
GenMark Diagnostics, Inc.*	102	538
Otonomy, Inc.*	36	537
Galena Biopharma, Inc.*	392	533
Amplify Snack Brands, Inc.*	37	530
Farmer Brothers Co.*	19	530
PTC Therapeutics, Inc.*	82	528
Franklin Covey Co.*	30	528
Foundation Medicine, Inc.*	29	527
Loxo Oncology, Inc.*	19	519
Barrett Business Services, Inc.	18	518
Elizabeth Arden, Inc.*	63	516
Mirati Therapeutics, Inc.*	24	514
Exactech, Inc.*	25	507
Penumbra, Inc.*	11	506
Surgery Partners, Inc.*	38	504
NanoString Technologies, Inc.*	33	502
Karyopharm Therapeutics, Inc.*	56	500
BioCryst Pharmaceuticals, Inc.*	176	498
Teligent, Inc.*	100	490
Civitas Solutions, Inc.*	28	488
Nutraceutical International Corp.*	20	487
Oxford Immunotec Global plc*	49	486
Zogenix, Inc.*	52	480
Regulus Therapeutics, Inc.*	69	478
Alarm.com Holdings, Inc.*	20	474
Ascent Capital Group, Inc. — Class A*	32	473
Natural Grocers by Vitamin Cottage, Inc.*	22	468
Aralez Pharmaceuticals, Inc.*	130	462
TransEnterix, Inc.*	108	459
Paratek Pharmaceuticals, Inc.*	30	455
LeMaitre Vascular, Inc.	29	450
Cellular Biomedicine Group, Inc.*	24	448
InVivo Therapeutics Holdings Corp.*	64	447
ARC Document Solutions, Inc.*	99	446
Rigel Pharmaceuticals, Inc.*	213	443
Versartis, Inc.*	55	441
Village Super Market, Inc. — Class A	18	435
Curis, Inc.*	270	435
MoneyGram International, Inc.*	71	435
CRA International, Inc.*	22	432
CytRx Corp.*	160	429
Limoneira Co.	28	426
Sorrento Therapeutics, Inc.*	78	420
Adamas Pharmaceuticals, Inc.*	29	419
BioSpecifics Technologies Corp.*	12	418
Blueprint Medicines Corp.*	23	415
OncoMed Pharmaceuticals, Inc.*	41	415
Bridgepoint Education, Inc.*	41	413
Idera Pharmaceuticals, Inc.*	207	410
Vital Therapies, Inc.*	45	408
Sequenom, Inc.*	287	405
Foamix Pharmaceuticals Ltd.*	62	404
Tetraphase Pharmaceuticals, Inc.*	87	403
Genocea Biosciences, Inc.*	52	402
RadNet, Inc.*	83	401
Heska Corp.*	14	399
Aratana Therapeutics, Inc.*	72	397
Anthera Pharmaceuticals, Inc.*	109	395
Cutera, Inc.*	35	394
Pfenex, Inc.*	40	393
BioTime, Inc.*	137	393
PFSweb, Inc.*	29	380
AAC Holdings, Inc.*	19	376
Tandem Diabetes Care, Inc.*	43	375
National Research Corp. — Class A	24	373
Electro Rent Corp.	40	370
Durect Corp.*	273	369
Aimmune Therapeutics, Inc.*	27	366
Everi Holdings, Inc.*	159	364
Civeo Corp.*	296	364
Immune Design Corp.*	28	364

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
BioDelivery Sciences International, Inc.*	112	$362
Ocular Therapeutix, Inc.*	37	357
BioScrip, Inc.*	166	355
Ignyta, Inc.*	52	352
VIVUS, Inc.*	251	351
Ardelyx, Inc.*	45	350
CPI Card Group, Inc.	42	346
Navidea Biopharmaceuticals, Inc.*	366	346
Axovant Sciences Ltd.*	30	344
Trovagene, Inc.*	72	335
Oncothyreon, Inc.*	261	331
Antares Pharma, Inc.*	376	327
Collegium Pharmaceutical, Inc.*	18	327
Collectors Universe, Inc.	19	315
Flexion Therapeutics, Inc.*	34	313
Applied Genetic Technologies Corp.*	22	308
SeaSpine Holdings Corp.*	21	307
Avexis, Inc.*	11	300
Liberty Tax, Inc.	15	294
Cara Therapeutics, Inc.*	47	292
Care.com, Inc.*	46	283
Endocyte, Inc.*	91	282
Alico, Inc.	10	276
Senomyx, Inc.*	106	276
Addus HomeCare Corp.*	16	275
Global Blood Therapeutics, Inc.*	17	270
Zafgen, Inc.*	40	267
Inventure Foods, Inc.*	47	266
Osiris Therapeutics, Inc.	46	263
Synutra International, Inc.*	52	258
Aduro Biotech, Inc.*	20	256
Nature's Sunshine Products, Inc.	26	250
Harvard Bioscience, Inc.*	81	245
Catalyst Pharmaceuticals, Inc.*	208	243
Avalanche Biotechnologies, Inc.*	47	243
Five Star Quality Care, Inc.*	105	240
Nobilis Health Corp.*	77	240
CTI BioPharma Corp.*	448	238
Entellus Medical, Inc.*	13	236
Peregrine Pharmaceuticals, Inc.*	556	234
T2 Biosystems, Inc.*	23	227
Aegerion Pharmaceuticals, Inc.*	61	226
CorMedix, Inc.*	83	220
Universal Technical Institute, Inc.	51	220
CDI Corp.	35	220
Pendrell Corp.*	404	214
Vitae Pharmaceuticals, Inc.*	32	212
Medgenics, Inc.*	47	207
Genesis Healthcare, Inc.*	89	206
Craft Brew Alliance, Inc.*	25	206
Unilife Corp.*	300	204
Dicerna Pharmaceuticals, Inc.*	37	198
Bellicum Pharmaceuticals, Inc.*	20	187
Neff Corp. — Class A*	25	186
Invitae Corp.*	18	184
Teladoc, Inc.*	19	182
Veracyte, Inc.*	33	178
Stemline Therapeutics, Inc.*	38	177
Assembly Biosciences, Inc.*	35	176
Volt Information Sciences, Inc.*	23	173
XOMA Corp.*	221	171
ChemoCentryx, Inc.*	68	169
Northwest Biotherapeutics, Inc.*	113	165
Agile Therapeutics, Inc.*	26	161
Second Sight Medical Products, Inc.*	33	159
Fibrocell Science, Inc.*	63	158
Patriot National, Inc.*	20	154
Calithera Biosciences, Inc.*	27	153
Cidara Therapeutics, Inc.*	12	152
Affimed N.V.*	40	150
Proteon Therapeutics, Inc.*	19	147
Tokai Pharmaceuticals, Inc.*	25	140
Orexigen Therapeutics, Inc.*	248	140
Glaukos Corp.*	8	135
iRadimed Corp.*	7	134
Cambium Learning Group, Inc.*	31	132
Lifeway Foods, Inc.*	12	130
Alimera Sciences, Inc.*	74	130
ConforMIS, Inc.*	12	129
Verastem, Inc.*	78	123
Asterias Biotherapeutics, Inc.*	25	118
Sientra, Inc.*	17	116
Natera, Inc.*	12	114
Nuvectra Corp.*	21	112
Pernix Therapeutics Holdings, Inc.*	105	110
Novocure Ltd.*	7	101
Alliance HealthCare Services, Inc.*	14	101
Corium International, Inc.*	26	100
XBiotech, Inc.*	10	95
Chiasma, Inc.*	9	82
CytomX Therapeutics, Inc.*	6	77
Aclaris Therapeutics, Inc.*	4	76
Neos Therapeutics, Inc.*	7	76
Abeona Therapeutics, Inc.*	28	72
Threshold Pharmaceuticals, Inc.*	155	71
REGENXBIO, Inc.*	6	65
MyoKardia, Inc.*	6	64
Edge Therapeutics, Inc.*	7	64
aTyr Pharma, Inc.*	15	59
Arcadia Biosciences, Inc.*	20	56
Synta Pharmaceuticals Corp.*	220	53
Tobira Therapeutics, Inc.*	6	49
NantKwest, Inc.*	5	41
Oncocyte Corp.*	8	37
Voyager Therapeutics, Inc.*	4	35
Dimension Therapeutics, Inc.*	4	31
EndoChoice Holdings, Inc.*	5	26
vTv Therapeutics, Inc. — Class A*	5	26

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
Invuity, Inc.*	3	$22
Lantheus Holdings, Inc.*	11	21
Catabasis Pharmaceuticals, Inc.*	4	20
Fairway Group Holdings Corp.*	56	20
Carbylan Therapeutics, Inc.*	30	19
Zynerba Pharmaceuticals, Inc.*	2	19
Nivalis Therapeutics, Inc.*	4	17
SFX Entertainment, Inc.*	219	9
Total Consumer, Non-cyclical		833,653
Consumer, Cyclical - 6.2%
Vail Resorts, Inc.	88	11,766
Casey's General Stores, Inc.	94	10,652
Burlington Stores, Inc.*	183	10,292
Pool Corp.	105	9,212
Texas Roadhouse, Inc. — Class A	170	7,408
American Eagle Outfitters, Inc.	443	7,384
Tenneco, Inc.*	142	7,315
Cracker Barrel Old Country Store, Inc.	46	7,022
Buffalo Wild Wings, Inc.*	46	6,814
Cheesecake Factory, Inc.	118	6,265
CalAtlantic Group, Inc.	186	6,217
Jack in the Box, Inc.	91	5,812
Allegiant Travel Co. — Class A	32	5,698
Five Below, Inc.*	134	5,541
Big Lots, Inc.	121	5,480
Hawaiian Holdings, Inc.*	116	5,474
Abercrombie & Fitch Co. — Class A	168	5,298
Dana Holding Corp.	375	5,284
Cooper Tire & Rubber Co.	140	5,183
Pinnacle Entertainment, Inc.*	147	5,161
Steven Madden Ltd.*	136	5,037
Churchill Downs, Inc.	34	5,028
Beacon Roofing Supply, Inc.*	120	4,921
Bloomin' Brands, Inc.	286	4,825
Lithia Motors, Inc. — Class A	55	4,804
Deckers Outdoor Corp.*	80	4,793
G-III Apparel Group Ltd.*	97	4,743
TRI Pointe Group, Inc.*	392	4,618
Ascena Retail Group, Inc.*	417	4,612
Wolverine World Wide, Inc.	250	4,605
Children's Place, Inc.	55	4,591
DreamWorks Animation SKG, Inc. — Class A*	184	4,592
Core-Mark Holding Company, Inc.	56	4,568
Herman Miller, Inc.	144	4,449
Express, Inc.*	207	4,432
Chico's FAS, Inc.	328	4,353
Marriott Vacations Worldwide Corp.	63	4,252
HNI Corp.	108	4,230
Sonic Corp.	120	4,219
Columbia Sportswear Co.	69	4,146
HSN, Inc.	79	4,132
Liberty TripAdvisor Holdings, Inc. — Class A*	181	4,011
Boyd Gaming Corp.*	193	3,987
PriceSmart, Inc.	47	3,975
G&K Services, Inc. — Class A	54	3,956
UniFirst Corp.	36	3,928
Genesco, Inc.*	54	3,902
DineEquity, Inc.	41	3,831
Papa John's International, Inc.	70	3,793
Asbury Automotive Group, Inc.*	62	3,710
Mobile Mini, Inc.	111	3,665
Gentherm, Inc.*	87	3,618
Dorman Products, Inc.*	65	3,537
Meritage Homes Corp.*	96	3,500
SeaWorld Entertainment, Inc.	166	3,496
Restoration Hardware Holdings, Inc.*	82	3,435
Group 1 Automotive, Inc.	57	3,345
La-Z-Boy, Inc.	124	3,315
Penn National Gaming, Inc.*	193	3,221
La Quinta Holdings, Inc.*	257	3,213
First Cash Financial Services, Inc.	69	3,178
Steelcase, Inc. — Class A	202	3,014
Caleres, Inc.	106	2,999
ScanSource, Inc.*	74	2,988
Essendant, Inc.	93	2,969
Popeyes Louisiana Kitchen, Inc.*	57	2,967
Interface, Inc. — Class A	160	2,966
American Axle & Manufacturing Holdings, Inc.*	184	2,832
KB Home	198	2,827
Guess?, Inc.	150	2,816
Bob Evans Farms, Inc.	57	2,661
Knoll, Inc.	118	2,555
iRobot Corp.*	72	2,542
International Speedway Corp. — Class A	68	2,510
SkyWest, Inc.	125	2,499
Cato Corp. — Class A	64	2,467
Select Comfort Corp.*	127	2,463
American Woodmark Corp.*	33	2,461
Diamond Resorts International, Inc.*	101	2,454
Krispy Kreme Doughnuts, Inc.*	157	2,448
Oxford Industries, Inc.	36	2,420
Cash America International, Inc.	62	2,396
MDC Holdings, Inc.	95	2,381
Cooper-Standard Holding, Inc.*	33	2,371
Finish Line, Inc. — Class A	112	2,363
Virgin America, Inc.*	61	2,352
Buckle, Inc.	69	2,337
National CineMedia, Inc.	149	2,266
TiVo, Inc.*	235	2,235
Universal Electronics, Inc.*	36	2,232
Belmond Ltd. — Class A*	235	2,230
Red Robin Gourmet Burgers, Inc.*	34	2,192
Hibbett Sports, Inc.*	61	2,190
Wabash National Corp.*	164	2,165
BJ's Restaurants, Inc.*	52	2,162

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Consumer, Cyclical - 6.2% (continued)
Meritor, Inc.*	267	$2,152
Wesco Aircraft Holdings, Inc.*	149	2,144
Dave & Buster's Entertainment, Inc.*	55	2,133
Fiesta Restaurant Group, Inc.*	65	2,131
Mattress Firm Holding Corp.*	50	2,120
Denny's Corp.*	204	2,113
Tailored Brands, Inc.	117	2,094
Ethan Allen Interiors, Inc.	62	1,973
Cavco Industries, Inc.*	21	1,963
Francesca's Holdings Corp.*	102	1,954
Vitamin Shoppe, Inc.*	63	1,950
Biglari Holdings, Inc.*	5	1,859
Zoe's Kitchen, Inc.*	47	1,833
Crocs, Inc.*	186	1,789
Outerwall, Inc.	48	1,775
Carmike Cinemas, Inc.*	59	1,772
Callaway Golf Co.	189	1,724
Standard Motor Products, Inc.	48	1,663
Motorcar Parts of America, Inc.*	43	1,633
Rush Enterprises, Inc. — Class A*	86	1,569
Ruth's Hospitality Group, Inc.	85	1,565
Navistar International Corp.*	124	1,552
Pier 1 Imports, Inc.	218	1,528
Barnes & Noble, Inc.	123	1,520
BMC Stock Holdings, Inc.*	91	1,512
Regis Corp.*	98	1,489
ClubCorp Holdings, Inc.	106	1,488
Sonic Automotive, Inc. — Class A	80	1,478
Nautilus, Inc.*	76	1,468
Winnebago Industries, Inc.	65	1,459
AMC Entertainment Holdings, Inc. — Class A	51	1,427
Tower International, Inc.	51	1,387
Interval Leisure Group, Inc.	95	1,372
Fred's, Inc. — Class A	90	1,342
H&E Equipment Services, Inc.	76	1,332
Installed Building Products, Inc.*	48	1,277
Modine Manufacturing Co.*	116	1,277
Superior Industries International, Inc.	57	1,259
Chuy's Holdings, Inc.*	40	1,243
Carrols Restaurant Group, Inc.*	86	1,242
Douglas Dynamics, Inc.	54	1,237
MarineMax, Inc.*	62	1,207
Scientific Games Corp. — Class A*	122	1,150
Taylor Morrison Home Corp. — Class A*	79	1,115
M/I Homes, Inc.*	59	1,100
Movado Group, Inc.	39	1,074
Vera Bradley, Inc.*	52	1,058
Haverty Furniture Companies, Inc.	49	1,037
Libbey, Inc.	53	986
Tile Shop Holdings, Inc.*	66	984
Zumiez, Inc.*	49	976
Shoe Carnival, Inc.	36	971
Del Frisco's Restaurant Group, Inc.*	57	945
Kimball International, Inc. — Class B	83	942
DTS, Inc.*	43	937
Iconix Brand Group, Inc.*	116	934
Party City Holdco, Inc.*	61	917
Caesars Entertainment Corp.*	134	911
PetMed Express, Inc.	49	878
Tuesday Morning Corp.*	107	875
Lumber Liquidators Holdings, Inc.*	66	866
Hooker Furniture Corp.	26	854
Conn's, Inc.*	67	835
Marcus Corp.	44	834
Bassett Furniture Industries, Inc.	26	828
Unifi, Inc.*	36	824
LGI Homes, Inc.*	34	823
Ruby Tuesday, Inc.*	150	807
Eldorado Resorts, Inc.*	69	789
Eros International plc*	68	783
Barnes & Noble Education, Inc.*	78	764
Isle of Capri Casinos, Inc.*	54	756
Veritiv Corp.*	20	745
Kirkland's, Inc.	42	735
Daktronics, Inc.	93	735
Malibu Boats, Inc. — Class A*	44	722
Potbelly Corp.*	53	721
Federal-Mogul Holdings Corp.*	73	721
Stage Stores, Inc.	87	701
NACCO Industries, Inc. — Class A	12	689
Beazer Homes USA, Inc.*	79	689
WCI Communities, Inc.*	37	687
Caesars Acquisition Co. — Class A*	112	685
Culp, Inc.	26	682
William Lyon Homes — Class A*	47	681
Citi Trends, Inc.	38	678
PC Connection, Inc.	26	671
Fox Factory Holding Corp.*	41	648
Century Communities, Inc.*	37	632
Planet Fitness, Inc. — Class A*	38	617
Flexsteel Industries, Inc.	14	612
America's Car-Mart, Inc.*	24	600
Ollie's Bargain Outlet Holdings, Inc.*	25	586
Miller Industries, Inc.	28	568
Titan International, Inc.	105	565
Sequential Brands Group, Inc.*	87	556
Speedway Motorsports, Inc.	28	555
Sportsman's Warehouse Holdings, Inc.*	44	554
Horizon Global Corp.*	44	554
Perry Ellis International, Inc.*	30	552
Shake Shack, Inc. — Class A*	14	522
Habit Restaurants, Inc. — Class A*	28	522

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Consumer, Cyclical - 6.2% (continued)
Arctic Cat, Inc.	31	$521
Stein Mart, Inc.	71	520
Strattec Security Corp.	9	517
Metaldyne Performance Group, Inc.	30	504
Winmark Corp.	5	490
Big 5 Sporting Goods Corp.	44	489
Monarch Casino & Resort, Inc.*	25	487
Titan Machinery, Inc.*	42	486
Reading International, Inc. — Class A*	40	479
Build-A-Bear Workshop, Inc. — Class A*	35	455
Hovnanian Enterprises, Inc. — Class A*	290	452
Destination XL Group, Inc.*	87	450
Jamba, Inc.*	36	445
El Pollo Loco Holdings, Inc.*	33	440
Weyco Group, Inc.	16	426
Freshpet, Inc.*	57	418
West Marine, Inc.*	44	400
Green Brick Partners, Inc.*	52	395
Lifetime Brands, Inc.	26	392
Noodles & Co.*	32	380
Intrawest Resorts Holdings, Inc.*	44	376
Cherokee, Inc.*	21	374
EZCORP, Inc. — Class A*	125	371
Duluth Holdings, Inc.*	19	370
Wingstop, Inc.*	16	363
Superior Uniform Group, Inc.	20	356
Performance Sports Group Ltd.*	110	350
J Alexander's Holdings, Inc.*	33	348
JAKKS Pacific, Inc.*	46	342
AV Homes, Inc.*	30	341
Bojangles', Inc.*	20	340
Escalade, Inc.	25	294
Bravo Brio Restaurant Group, Inc.*	37	287
New Home Company, Inc.*	23	282
Boot Barn Holdings, Inc.*	29	273
Systemax, Inc.*	31	272
Johnson Outdoors, Inc. — Class A	12	267
Vince Holding Corp.*	42	266
Papa Murphy's Holdings, Inc.*	22	263
Kona Grill, Inc.*	20	259
Black Diamond, Inc.*	55	249
VOXX International Corp. — Class A*	54	241
Container Store Group, Inc.*	38	223
Christopher & Banks Corp.*	90	215
Skullcandy, Inc.*	59	210
Tilly's, Inc. — Class A*	30	201
Marine Products Corp.	26	197
Commercial Vehicle Group, Inc.*	73	193
Castle Brands, Inc.*	161	151
Accuride Corp.*	94	146
Flex Pharma, Inc.*	13	143
Blue Bird Corp.*	12	130
Empire Resorts, Inc.*	9	123
Morgans Hotel Group Co.*	66	91
MCBC Holdings, Inc.*	5	70
Fogo De Chao, Inc.*	4	62
bebe stores, Inc.*	69	38
Total Consumer, Cyclical		527,540
Industrial - 5.9%
Berry Plastics Group, Inc.*	290	10,483
FEI Co.	101	8,990
Curtiss-Wright Corp.	109	8,248
Woodward, Inc.	158	8,219
Teledyne Technologies, Inc.*	86	7,580
EMCOR Group, Inc.	152	7,387
CLARCOR, Inc.	121	6,993
Tech Data Corp.*	89	6,833
Littelfuse, Inc.	55	6,771
Belden, Inc.	103	6,322
Generac Holdings, Inc.*	167	6,219
EnerSys	108	6,018
Louisiana-Pacific Corp.*	346	5,924
Dycom Industries, Inc.*	83	5,368
Coherent, Inc.*	58	5,331
XPO Logistics, Inc.*	173	5,311
Universal Display Corp.*	97	5,248
Rexnord Corp.*	247	4,994
Masonite International Corp.*	73	4,781
Esterline Technologies Corp.*	73	4,677
Barnes Group, Inc.	133	4,659
HEICO Corp. — Class A	97	4,617
Hillenbrand, Inc.	152	4,552
Granite Construction, Inc.	95	4,541
IMAX Corp.*	146	4,539
Sanmina Corp.*	192	4,490
Tetra Tech, Inc.	146	4,355
Proto Labs, Inc.*	56	4,317
Matson, Inc.	105	4,218
Applied Industrial Technologies, Inc.	97	4,209
Universal Forest Products, Inc.	49	4,204
RBC Bearings, Inc.*	57	4,176
KLX, Inc.*	128	4,114
Moog, Inc. — Class A*	90	4,111
Mueller Industries, Inc.	138	4,060
Vishay Intertechnology, Inc.	329	4,017
John Bean Technologies Corp.	71	4,005
Swift Transportation Co. — Class A*	213	3,968
Knight Transportation, Inc.	151	3,949
Advanced Energy Industries, Inc.*	112	3,896
Simpson Manufacturing Company, Inc.	102	3,893
Itron, Inc.*	93	3,880
Mueller Water Products, Inc. — Class A	391	3,863
Watts Water Technologies, Inc. — Class A	69	3,804
Drew Industries, Inc.	58	3,739
Franklin Electric Company, Inc.	115	3,700
Hub Group, Inc. — Class A*	88	3,590

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Industrial - 5.9% (continued)
AZZ, Inc.	63	$3,566
Actuant Corp. — Class A	144	3,558
Headwaters, Inc.*	179	3,551
Trex Company, Inc.*	73	3,499
Smith & Wesson Holding Corp.*	130	3,461
MSA Safety, Inc.	71	3,433
Forward Air Corp.	75	3,399
MasTec, Inc.*	162	3,279
KapStone Paper and Packaging Corp.	233	3,227
Exponent, Inc.	63	3,213
Plexus Corp.*	81	3,201
HEICO Corp.	53	3,187
EnPro Industries, Inc.	55	3,172
OSI Systems, Inc.*	48	3,144
Apogee Enterprises, Inc.	71	3,116
Brady Corp. — Class A	116	3,113
Sturm Ruger & Company, Inc.	45	3,077
Nordic American Tankers Ltd.	216	3,044
Benchmark Electronics, Inc.*	127	2,927
Werner Enterprises, Inc.	107	2,906
Comfort Systems USA, Inc.	90	2,859
Kaman Corp.	66	2,818
Fabrinet*	86	2,782
Knowles Corp.*	211	2,781
AAON, Inc.	99	2,772
II-VI, Inc.*	127	2,757
Methode Electronics, Inc.	93	2,719
Rogers Corp.*	45	2,694
Albany International Corp. — Class A	69	2,594
Briggs & Stratton Corp.	108	2,583
Atlas Air Worldwide Holdings, Inc.*	61	2,578
TASER International, Inc.*	129	2,532
Scorpio Tankers, Inc.	434	2,531
Aerojet Rocketdyne Holdings, Inc.*	152	2,490
Greif, Inc. — Class A	75	2,456
ESCO Technologies, Inc.	63	2,456
Standex International Corp.	31	2,412
Lindsay Corp.	33	2,364
Badger Meter, Inc.	35	2,328
Tennant Co.	45	2,317
US Ecology, Inc.	52	2,296
Primoris Services Corp.	94	2,284
Heartland Express, Inc.	122	2,263
Rofin-Sinar Technologies, Inc.*	69	2,223
Newport Corp.*	96	2,208
Astec Industries, Inc.	46	2,147
Gibraltar Industries, Inc.*	75	2,145
US Concrete, Inc.*	36	2,145
Cubic Corp.	52	2,078
Astronics Corp.*	54	2,060
Federal Signal Corp.	151	2,002
AAR Corp.	86	2,001
Ship Finance International Ltd.	144	2,000
Boise Cascade Co.*	96	1,989
Encore Wire Corp.	51	1,985
Air Transport Services Group, Inc.*	128	1,969
Echo Global Logistics, Inc.*	72	1,956
CIRCOR International, Inc.	42	1,948
TriMas Corp.*	110	1,927
Aegion Corp. — Class A*	89	1,877
Sun Hydraulics Corp.	55	1,825
Altra Industrial Motion Corp.	65	1,806
Greenbrier Companies, Inc.	64	1,769
Advanced Drainage Systems, Inc.	82	1,747
Saia, Inc.*	61	1,717
Multi-Color Corp.	31	1,654
Chart Industries, Inc.*	74	1,607
Hyster-Yale Materials Handling, Inc.	23	1,532
Summit Materials, Inc. — Class A*	78	1,517
Lydall, Inc.*	46	1,496
Raven Industries, Inc.	92	1,474
General Cable Corp.	118	1,441
CTS Corp.	91	1,432
Quanex Building Products Corp.	82	1,424
Tutor Perini Corp.*	91	1,414
Continental Building Products, Inc.*	76	1,411
AVX Corp.	112	1,408
Patrick Industries, Inc.*	31	1,407
Builders FirstSource, Inc.*	123	1,386
Insteel Industries, Inc.	45	1,376
ArcBest Corp.	63	1,360
Griffon Corp.	88	1,360
Aerovironment, Inc.*	48	1,359
FARO Technologies, Inc.*	42	1,353
Global Brass & Copper Holdings, Inc.	52	1,297
DHT Holdings, Inc.	225	1,296
Alamo Group, Inc.	23	1,281
MYR Group, Inc.*	51	1,281
TAL International Group, Inc.*	81	1,251
Kadant, Inc.	27	1,219
Gorman-Rupp Co.	46	1,193
Blount International, Inc.*	118	1,178
GSI Group, Inc.*	83	1,175
PGT, Inc.*	116	1,141
Nortek, Inc.*	23	1,111
Haynes International, Inc.	30	1,095
Argan, Inc.	31	1,090
Marten Transport Ltd.	58	1,086
Harsco Corp.	194	1,057
Checkpoint Systems, Inc.*	102	1,032
Trinseo S.A.*	28	1,030
Park-Ohio Holdings Corp.	24	1,028
American Railcar Industries, Inc.	25	1,018
Mistras Group, Inc.*	41	1,016
PowerSecure International, Inc.*	54	1,009
National Presto Industries, Inc.	12	1,005
Stoneridge, Inc.*	68	990
GasLog Ltd.	101	984

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Industrial - 5.9% (continued)
Frontline Ltd.	116	$971
Tredegar Corp.	61	959
TTM Technologies, Inc.*	143	951
NCI Building Systems, Inc.*	66	937
Chase Corp.	17	894
NN, Inc.	65	889
TimkenSteel Corp.	97	883
GP Strategies Corp.*	32	877
Roadrunner Transportation Systems, Inc.*	68	847
Teekay Tankers Ltd. — Class A	230	844
Textainer Group Holdings Ltd.	54	801
Kimball Electronics, Inc.*	71	793
Park Electrochemical Corp.	49	784
Tidewater, Inc.	114	778
Columbus McKinnon Corp.	49	772
Hornbeck Offshore Services, Inc.*	77	765
Myers Industries, Inc.	59	759
Multi Packaging Solutions International Ltd.*	46	747
YRC Worldwide, Inc.*	79	736
Ply Gem Holdings, Inc.*	52	731
Covenant Transportation Group, Inc. — Class A*	29	702
Celadon Group, Inc.	66	692
VSE Corp.	10	679
NVE Corp.	12	678
ZAGG, Inc.*	75	676
Mesa Laboratories, Inc.	7	674
AEP Industries, Inc.	10	660
Powell Industries, Inc.	22	656
Casella Waste Systems, Inc. — Class A*	96	643
Kratos Defense & Security Solutions, Inc.*	124	614
LSB Industries, Inc.*	48	612
Applied Optoelectronics, Inc.*	41	611
LSI Industries, Inc.	52	611
Milacron Holdings Corp.*	36	594
Dorian LPG Ltd.*	61	573
Fluidigm Corp.*	70	565
Hurco Companies, Inc.	16	528
DXP Enterprises, Inc.*	30	527
Multi-Fineline Electronix, Inc.*	22	511
American Science & Engineering, Inc.	18	498
Graham Corp.	25	498
FreightCar America, Inc.	30	467
LB Foster Co. — Class A	25	454
USA Truck, Inc.*	24	452
Control4 Corp.*	55	438
Vishay Precision Group, Inc.*	31	434
Sparton Corp.*	24	432
Vicor Corp.*	40	419
Ducommun, Inc.*	27	412
CAI International, Inc.*	42	406
CECO Environmental Corp.	62	385
Olympic Steel, Inc.	22	381
Bel Fuse, Inc. — Class B	25	365
Ardmore Shipping Corp.	43	363
Orion Marine Group, Inc.*	68	352
Universal Truckload Services, Inc.	21	346
NV5 Global, Inc.*	12	322
Navios Maritime Acquisition Corp.	199	316
Hill International, Inc.*	89	300
Heritage-Crystal Clean, Inc.*	30	298
TRC Companies, Inc.*	41	297
Imprivata, Inc.*	22	278
Lawson Products, Inc.*	14	274
Radiant Logistics, Inc.*	76	271
Allied Motion Technologies, Inc.	15	270
Navios Maritime Holdings, Inc.	225	254
Omega Flex, Inc.	7	243
Core Molding Technologies, Inc.*	19	237
PAM Transportation Services, Inc.*	7	216
Northwest Pipe Co.*	23	212
Nordic American Offshore Ltd.	46	206
Twin Disc, Inc.	20	203
Scorpio Bulkers, Inc.*	59	194
Handy & Harman Ltd.*	6	164
Fenix Parts, Inc.*	33	152
Power Solutions International, Inc.*	11	152
Xerium Technologies, Inc.*	27	141
Gener8 Maritime, Inc.*	19	134
Golden Ocean Group Ltd.*	162	113
Safe Bulkers, Inc.	92	74
NL Industries, Inc.*	18	41
Eagle Bulk Shipping, Inc.*	54	19
Ultrapetrol Bahamas Ltd.*	52	14
Total Industrial		505,721
Technology - 5.2%
Tyler Technologies, Inc.*	82	10,545
Microsemi Corp.*	266	10,190
Manhattan Associates, Inc.*	179	10,179
Guidewire Software, Inc.*	170	9,261
EPAM Systems, Inc.*	118	8,812
MAXIMUS, Inc.	160	8,422
Cavium, Inc.*	134	8,195
Fair Isaac Corp.	76	8,062
Take-Two Interactive Software, Inc.*	205	7,723
Aspen Technology, Inc.*	207	7,478
j2 Global, Inc.	117	7,204
Blackbaud, Inc.	114	7,169
Synaptics, Inc.*	89	7,097
Integrated Device Technology, Inc.*	332	6,786
Convergys Corp.	239	6,637
SYNNEX Corp.	70	6,481
Qlik Technologies, Inc.*	221	6,391
CACI International, Inc. — Class A*	59	6,295
Monolithic Power Systems, Inc.	96	6,109

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Technology - 5.2% (continued)
Science Applications International Corp.	111	$5,921
ACI Worldwide, Inc.*	284	5,904
Fairchild Semiconductor International, Inc. — Class A*	283	5,660
Cirrus Logic, Inc.*	154	5,607
Medidata Solutions, Inc.*	134	5,187
NetScout Systems, Inc.*	223	5,122
Proofpoint, Inc.*	95	5,108
Verint Systems, Inc.*	149	4,974
Mentor Graphics Corp.	242	4,920
MKS Instruments, Inc.	129	4,856
Electronics for Imaging, Inc.*	114	4,832
CommVault Systems, Inc.*	110	4,748
Intersil Corp. — Class A	350	4,680
Entegris, Inc.*	341	4,644
Silicon Laboratories, Inc.*	103	4,631
Diebold, Inc.	157	4,540
Advanced Micro Devices, Inc.*	1,543	4,398
Cornerstone OnDemand, Inc.*	131	4,292
Syntel, Inc.*	85	4,244
ExlService Holdings, Inc.*	81	4,196
Rovi Corp.*	203	4,163
Cray, Inc.*	99	4,149
Acxiom Corp.*	189	4,052
MicroStrategy, Inc. — Class A*	22	3,954
Tessera Technologies, Inc.	127	3,937
Rambus, Inc.*	281	3,864
FleetMatics Group plc*	93	3,786
CSG Systems International, Inc.	79	3,568
Semtech Corp.*	161	3,540
Power Integrations, Inc.	71	3,526
Ambarella, Inc.*	76	3,397
Imperva, Inc.*	65	3,283
Stratasys Ltd.*	123	3,188
Demandware, Inc.*	81	3,167
Inphi Corp.*	93	3,101
Synchronoss Technologies, Inc.*	94	3,040
Super Micro Computer, Inc.*	89	3,033
Bottomline Technologies de, Inc.*	99	3,019
Progress Software Corp.*	123	2,967
BroadSoft, Inc.*	71	2,865
Sykes Enterprises, Inc.*	94	2,837
QLogic Corp.*	211	2,836
Paycom Software, Inc.*	76	2,706
Virtusa Corp.*	72	2,697
Insight Enterprises, Inc.*	94	2,692
RealPage, Inc.*	128	2,668
Ebix, Inc.	65	2,651
Envestnet, Inc.*	95	2,584
M/A-COM Technology Solutions Holdings, Inc.*	57	2,496
Cabot Microelectronics Corp.	60	2,455
Omnicell, Inc.*	88	2,453
Luxoft Holding, Inc.*	44	2,421
Monotype Imaging Holdings, Inc.	97	2,320
MaxLinear, Inc. — Class A*	125	2,313
Callidus Software, Inc.*	134	2,235
Pegasystems, Inc.	87	2,208
MTS Systems Corp.	36	2,191
ManTech International Corp. — Class A	65	2,079
HubSpot, Inc.*	46	2,007
Veeco Instruments, Inc.*	98	1,909
Quality Systems, Inc.	121	1,844
Diodes, Inc.*	91	1,829
SPS Commerce, Inc.*	40	1,718
Brooks Automation, Inc.	163	1,695
Mercury Systems, Inc.*	83	1,685
Photronics, Inc.*	161	1,676
Lattice Semiconductor Corp.*	284	1,613
InvenSense, Inc. — Class A*	188	1,579
Interactive Intelligence Group, Inc.*	42	1,530
Qualys, Inc.*	60	1,519
Ultratech, Inc.*	67	1,463
Computer Programs & Systems, Inc.	28	1,459
2U, Inc.*	64	1,446
Applied Micro Circuits Corp.*	223	1,441
Amkor Technology, Inc.*	240	1,414
inContact, Inc.*	149	1,324
Silver Spring Networks, Inc.*	88	1,298
Globant S.A.*	41	1,265
TeleTech Holdings, Inc.	44	1,221
Cvent, Inc.*	57	1,220
Epiq Systems, Inc.	78	1,172
CEVA, Inc.*	50	1,125
pdvWireless, Inc.*	32	1,099
Xura, Inc.*	55	1,082
Rudolph Technologies, Inc.*	77	1,052
FormFactor, Inc.*	139	1,011
Xcerra Corp.*	148	965
Nimble Storage, Inc.*	123	964
Pure Storage, Inc. — Class A*	70	959
Unisys Corp.*	121	932
SciQuest, Inc.*	67	930
Nanometrics, Inc.*	58	919
Actua Corp.*	98	887
PDF Solutions, Inc.*	65	870
Glu Mobile, Inc.*	292	823
LivePerson, Inc.*	138	807
Engility Holdings, Inc.*	43	807
Sapiens International Corporation N.V.	66	791
Vocera Communications, Inc.*	62	791
Axcelis Technologies, Inc.*	276	773
Press Ganey Holdings, Inc.*	25	752
Cohu, Inc.	63	748
Tangoe, Inc.*	94	742
InnerWorkings, Inc.*	90	716
PROS Holdings, Inc.*	58	684
Cascade Microtech, Inc.*	33	680
IXYS Corp.	60	673
Mattson Technology, Inc.*	181	661
Benefitfocus, Inc.*	19	634
Alpha & Omega Semiconductor Ltd.*	52	616

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Technology - 5.2% (continued)
Silicon Graphics International Corp.*	84	$598
Sigma Designs, Inc.*	86	585
Digimarc Corp.*	19	576
Digi International, Inc.*	61	575
QAD, Inc. — Class A	27	574
Immersion Corp.*	68	562
Model N, Inc.*	51	549
Exar Corp.*	95	546
American Software, Inc. — Class A	60	540
KEYW Holding Corp.*	81	538
Avid Technology, Inc.*	78	527
Eastman Kodak Co.*	48	521
Five9, Inc.*	57	507
Brightcove, Inc.*	79	493
DSP Group, Inc.*	54	492
TubeMogul, Inc.*	38	492
MobileIron, Inc.*	107	484
Datalink Corp.*	50	457
Seachange International, Inc.*	81	447
OPOWER, Inc.*	63	429
Jive Software, Inc.*	113	427
Ultra Clean Holdings, Inc.*	77	413
Ciber, Inc.*	191	403
Varonis Systems, Inc.*	22	402
Agilysys, Inc.*	37	378
New Relic, Inc.*	14	365
Quantum Corp.*	591	361
Carbonite, Inc.*	44	351
ExOne Co.*	25	329
Barracuda Networks, Inc.*	20	308
Kopin Corp.*	182	302
Everyday Health, Inc.*	52	291
Castlight Health, Inc. — Class B*	82	273
EMCORE Corp.*	54	270
Park City Group, Inc.*	26	235
Amber Road, Inc.*	43	233
Guidance Software, Inc.*	52	224
Hortonworks, Inc.*	19	215
Workiva, Inc.*	18	210
Evolent Health, Inc. — Class A*	15	158
Digital Turbine, Inc.*	119	142
Imation Corp.*	84	130
MINDBODY, Inc. — Class A*	9	120
Violin Memory, Inc.*	220	115
Apigee Corp.*	12	100
Appfolio, Inc. — Class A*	6	73
Instructure, Inc.*	4	72
Xactly Corp.*	7	48
Code Rebel Corp.*	2	9
Total Technology		439,210
Communications - 2.8%
ViaSat, Inc.*	103	7,568
Houghton Mifflin Harcourt Co.*	303	6,042
WebMD Health Corp. — Class A*	92	5,762
Ciena Corp.*	300	5,706
Infinera Corp.*	323	5,187
Sinclair Broadcast Group, Inc. — Class A	160	4,919
InterDigital, Inc.	88	4,897
Finisar Corp.*	252	4,596
GrubHub, Inc.*	182	4,574
Cogent Communications Holdings, Inc.	112	4,371
Meredith Corp.	89	4,227
New York Times Co. — Class A	334	4,162
Time, Inc.	265	4,092
Stamps.com, Inc.*	38	4,038
Shutterfly, Inc.*	86	3,987
Plantronics, Inc.	97	3,801
Media General, Inc.*	232	3,784
Polycom, Inc.*	331	3,691
Anixter International, Inc.*	69	3,596
comScore, Inc.*	119	3,575
Nexstar Broadcasting Group, Inc. — Class A	76	3,365
NeuStar, Inc. — Class A*	134	3,296
NETGEAR, Inc.*	78	3,149
Consolidated Communications Holdings, Inc.	122	3,143
Shenandoah Telecommunications Co.	117	3,129
DigitalGlobe, Inc.*	176	3,045
LogMeIn, Inc.*	60	3,028
West Corp.	126	2,875
NIC, Inc.	159	2,867
ADTRAN, Inc.	137	2,770
Zendesk, Inc.*	130	2,721
Infoblox, Inc.*	145	2,481
MDC Partners, Inc. — Class A	105	2,478
Ubiquiti Networks, Inc.*	74	2,462
Scholastic Corp.	65	2,429
EW Scripps Co. — Class A	143	2,229
8x8, Inc.*	213	2,143
Wayfair, Inc. — Class A*	49	2,118
Web.com Group, Inc.*	106	2,101
Vonage Holdings Corp.*	451	2,061
AVG Technologies N.V.*	99	2,054
RingCentral, Inc. — Class A*	130	2,048
Gigamon, Inc.*	66	2,047
Cincinnati Bell, Inc.*	509	1,970
Atlantic Tele-Network, Inc.	25	1,896
Windstream Holdings, Inc.	244	1,874
Perficient, Inc.*	86	1,868
Ixia*	147	1,832
New Media Investment Group, Inc.	108	1,797
Gray Television, Inc.*	153	1,793
Ruckus Wireless, Inc.*	182	1,785
Shutterstock, Inc.*	48	1,763
Globalstar, Inc.*	1,155	1,698
Gogo, Inc.*	154	1,696
Marketo, Inc.*	84	1,644
CalAmp Corp.*	88	1,578
Quotient Technology, Inc.*	148	1,569
Iridium Communications, Inc.*	199	1,566

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Communications - 2.8% (continued)
General Communication, Inc. — Class A*	85	$1,557
Endurance International Group Holdings, Inc.*	142	1,495
Bankrate, Inc.*	162	1,486
ORBCOMM, Inc.*	145	1,469
EarthLink Holdings Corp.	250	1,418
HealthStream, Inc.*	61	1,347
Inteliquent, Inc.	81	1,300
World Wrestling Entertainment, Inc. — Class A	73	1,289
Oclaro, Inc.*	237	1,280
VASCO Data Security International, Inc.*	80	1,232
ShoreTel, Inc.*	156	1,161
FTD Companies, Inc.*	44	1,155
Lands' End, Inc.*	45	1,148
Entravision Communications Corp. — Class A	154	1,146
Rubicon Project, Inc.*	62	1,133
Q2 Holdings, Inc.*	47	1,130
ePlus, Inc.*	14	1,127
Loral Space & Communications, Inc.*	32	1,124
XO Group, Inc.*	64	1,027
Spok Holdings, Inc.	58	1,016
GTT Communications, Inc.*	59	976
NeoPhotonics Corp.*	68	955
Global Eagle Entertainment, Inc.*	112	954
Wix.com Ltd.*	45	912
Comtech Telecommunications Corp.	39	911
Sonus Networks, Inc.*	120	904
Textura Corp.*	48	894
DHI Group, Inc.*	108	872
Angie's List, Inc.*	106	855
Chegg, Inc.*	185	825
Harmonic, Inc.*	243	795
Lionbridge Technologies, Inc.*	156	789
Calix, Inc.*	108	766
Intralinks Holdings, Inc.*	97	764
Extreme Networks, Inc.*	242	753
Blue Nile, Inc.	29	746
RetailMeNot, Inc.*	93	745
FairPoint Communications, Inc.*	50	744
Straight Path Communications, Inc. — Class B*	23	714
Lumos Networks Corp.*	55	706
Journal Media Group, Inc.	59	706
Boingo Wireless, Inc.*	89	687
Safeguard Scientifics, Inc.*	51	676
TrueCar, Inc.*	118	660
Hawaiian Telcom Holdco, Inc.*	28	659
Entercom Communications Corp. — Class A*	62	656
IDT Corp. — Class B	41	639
Daily Journal Corp.*	3	587
ChannelAdvisor Corp.*	52	585
Zix Corp.*	139	546
Alliance Fiber Optic Products, Inc.*	35	518
Blucora, Inc.*	99	511
VirnetX Holding Corp.*	110	505
Black Box Corp.	37	498
Reis, Inc.	21	495
Tribune Publishing Co.	64	494
A10 Networks, Inc.*	82	485
1-800-Flowers.com, Inc. — Class A*	61	481
Bazaarvoice, Inc.*	148	466
Central European Media Enterprises Ltd. — Class A*	178	454
Clearfield, Inc.*	27	434
Crown Media Holdings, Inc. — Class A*	84	427
Etsy, Inc.*	48	418
Overstock.com, Inc.*	29	417
United Online, Inc.*	36	415
Telenav, Inc.*	68	401
RigNet, Inc.*	29	397
NTELOS Holdings Corp.*	42	386
Box, Inc. — Class A*	31	380
KVH Industries, Inc.*	39	372
Internap Corp.*	133	363
Saga Communications, Inc. — Class A	9	361
Marchex, Inc. — Class B	79	352
TechTarget, Inc.*	47	349
Hemisphere Media Group, Inc.*	24	315
Liquidity Services, Inc.*	58	300
Harte-Hanks, Inc.	117	296
QuinStreet, Inc.*	86	294
Aerohive Networks, Inc.*	57	284
Limelight Networks, Inc.*	147	266
HC2 Holdings, Inc.*	64	244
Rocket Fuel, Inc.*	73	230
RealNetworks, Inc.*	56	227
Preformed Line Products Co.	6	219
Marin Software, Inc.*	72	217
Intelsat S.A.*	77	194
Townsquare Media, Inc. — Class A*	17	191
Cumulus Media, Inc. — Class A*	393	182
Novatel Wireless, Inc.*	91	161
Sizmek, Inc.*	52	151
EVINE Live, Inc.*	121	142
Travelzoo, Inc.*	17	138
ModusLink Global Solutions, Inc.*	91	134
Rapid7, Inc.*	10	131
Corindus Vascular Robotics, Inc.*	55	54
Connecture, Inc.*	16	41
MaxPoint Interactive, Inc.*	17	30
Total Communications		241,784
Utilities - 2.0%
Piedmont Natural Gas Company, Inc.	191	11,427

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Utilities - 2.0% (continued)
IDACORP, Inc.	122	$9,101
WGL Holdings, Inc.	120	8,683
Portland General Electric Co.	215	8,490
Cleco Corp.	146	8,061
ONE Gas, Inc.	127	7,760
New Jersey Resources Corp.	207	7,541
Black Hills Corp.	124	7,456
Southwest Gas Corp.	113	7,441
Laclede Group, Inc.	105	7,114
NorthWestern Corp.	114	7,040
ALLETE, Inc.	118	6,616
PNM Resources, Inc.	193	6,508
Avista Corp.	151	6,158
South Jersey Industries, Inc.	166	4,723
El Paso Electric Co.	98	4,496
MGE Energy, Inc.	84	4,389
Dynegy, Inc.*	295	4,239
Ormat Technologies, Inc.	90	3,712
American States Water Co.	91	3,582
Northwest Natural Gas Co.	66	3,554
Empire District Electric Co.	106	3,503
California Water Service Group	116	3,100
Otter Tail Corp.	91	2,695
Chesapeake Utilities Corp.	37	2,330
NRG Yield, Inc. — Class C	152	2,164
Abengoa Yield plc	119	2,116
Talen Energy Corp.*	202	1,818
Unitil Corp.	34	1,445
SJW Corp.	38	1,381
Connecticut Water Service, Inc.	30	1,353
Middlesex Water Co.	39	1,203
NRG Yield, Inc. — Class A	84	1,140
York Water Co.	31	946
Atlantic Power Corp.	296	728
PICO Holdings, Inc.*	56	573
Artesian Resources Corp. — Class A	19	531
EnerNOC, Inc.*	66	494
Consolidated Water Company Ltd.	36	438
Ameresco, Inc. — Class A*	49	234
Genie Energy Ltd. — Class B*	30	228
Spark Energy, Inc. — Class A	7	126
Total Utilities		166,637
Basic Materials - 1.4%
Sensient Technologies Corp.	115	7,297
Olin Corp.	401	6,965
PolyOne Corp.	216	6,533
HB Fuller Co.	122	5,179
Minerals Technologies, Inc.	84	4,775
Commercial Metals Co.	281	4,770
Balchem Corp.	75	4,652
Chemtura Corp.*	163	4,303
Worthington Industries, Inc.	116	4,134
Carpenter Technology Corp.	115	3,936
Axiall Corp.	170	3,713
Kaiser Aluminum Corp.	42	3,550
US Silica Holdings, Inc.	155	3,522
Stillwater Mining Co.*	293	3,120
Quaker Chemical Corp.	32	2,716
Neenah Paper, Inc.	41	2,610
Stepan Co.	47	2,599
Innospec, Inc.	59	2,558
Hecla Mining Co.	899	2,499
Schweitzer-Mauduit International, Inc.	74	2,330
PH Glatfelter Co.	105	2,177
Clearwater Paper Corp.*	44	2,134
Ferro Corp.*	177	2,101
A. Schulman, Inc.	71	1,933
Coeur Mining, Inc.*	330	1,855
Calgon Carbon Corp.	128	1,795
AK Steel Holding Corp.*	432	1,784
Aceto Corp.	71	1,673
Innophos Holdings, Inc.	54	1,669
Univar, Inc.*	97	1,666
Deltic Timber Corp.	27	1,624
Ferroglobe plc	157	1,383
Cliffs Natural Resources, Inc.*	441	1,323
Kraton Performance Polymers, Inc.*	76	1,315
Materion Corp.	49	1,298
Schnitzer Steel Industries, Inc. — Class A	64	1,180
Koppers Holdings, Inc.*	50	1,124
American Vanguard Corp.*	71	1,120
Rayonier Advanced Materials, Inc.	111	1,055
Tronox Ltd. — Class A	154	984
Century Aluminum Co.*	134	945
Hawkins, Inc.	26	938
Landec Corp.*	65	683
OMNOVA Solutions, Inc.*	113	628
Orchids Paper Products Co.	22	606
KMG Chemicals, Inc.	23	531
Oil-Dri Corporation of America	12	405
Kronos Worldwide, Inc.	56	320
United States Lime & Minerals, Inc.	5	300
Energy Fuels, Inc.*	106	234
Uranium Energy Corp.*	236	177
Intrepid Potash, Inc.*	136	151
Ryerson Holding Corp.*	27	150
Rentech, Inc.*	63	140
Valhi, Inc.	46	54
Horsehead Holding Corp.*	137	20
Total Basic Materials		119,236
Energy - 1.1%
PDC Energy, Inc.*	113	6,719
Parsley Energy, Inc. — Class A*	242	5,469
Western Refining, Inc.	172	5,004
RSP Permian, Inc.*	159	4,617
Carrizo Oil & Gas, Inc.*	141	4,360
Oil States International, Inc.*	125	3,939
Matador Resources Co.*	200	3,792
MRC Global, Inc.*	249	3,272
Oasis Petroleum, Inc.*	443	3,225
McDermott International, Inc.*	655	2,679
Pattern Energy Group, Inc.	135	2,574
SEACOR Holdings, Inc.*	44	2,395

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 46.8% (continued)
Energy - 1.1% (continued)
SemGroup Corp. — Class A	106	$2,374
Synergy Resources Corp.*	292	2,269
Delek US Holdings, Inc.	139	2,118
Callon Petroleum Co.*	236	2,089
Forum Energy Technologies, Inc.*	144	1,901
Bristow Group, Inc.	84	1,589
Green Plains, Inc.	92	1,468
Atwood Oceanics, Inc.	157	1,439
Helix Energy Solutions Group, Inc.*	256	1,434
Thermon Group Holdings, Inc.*	78	1,369
Archrock, Inc.	168	1,344
Exterran Corp.*	84	1,299
TETRA Technologies, Inc.*	193	1,226
Matrix Service Co.*	65	1,151
Unit Corp.*	122	1,075
SunCoke Energy, Inc.	158	1,027
Renewable Energy Group, Inc.*	106	1,001
Flotek Industries, Inc.*	130	953
Newpark Resources, Inc.*	204	881
Plug Power, Inc.*	421	863
REX American Resources Corp.*	15	832
Tesco Corp.	94	809
Sanchez Energy Corp.*	144	791
Alon USA Energy, Inc.	76	784
Bill Barrett Corp.*	121	753
Par Pacific Holdings, Inc.*	39	732
FutureFuel Corp.	59	696
Panhandle Oil and Gas, Inc. — Class A	40	692
CARBO Ceramics, Inc.	48	682
Natural Gas Services Group, Inc.*	31	671
Parker Drilling Co.*	297	630
Northern Oil and Gas, Inc.*	149	595
PHI, Inc.*	30	567
Era Group, Inc.*	56	525
Clean Energy Fuels Corp.*	172	504
Contango Oil & Gas Co.*	42	495
Trecora Resources*	49	471
EXCO Resources, Inc.*	434	429
Geospace Technologies Corp.*	32	395
Solazyme, Inc.*	194	394
Fairmount Santrol Holdings, Inc.*	155	389
Gulfmark Offshore, Inc. — Class A*	62	383
FuelCell Energy, Inc.*	54	366
Pacific Ethanol, Inc.*	77	360
Pioneer Energy Services Corp.*	156	343
Ring Energy, Inc.*	67	338
Basic Energy Services, Inc.*	117	323
Westmoreland Coal Co.*	43	310
Evolution Petroleum Corp.	60	292
Cloud Peak Energy, Inc.*	148	289
TerraForm Global, Inc. — Class A	104	248
Jones Energy, Inc. — Class A*	70	233
Abraxas Petroleum Corp.*	227	229
Gastar Exploration, Inc.*	196	216
Independence Contract Drilling, Inc.*	45	215
ION Geophysical Corp.*	26	210
Adams Resources & Energy, Inc.	5	200
Halcon Resources Corp.*	202	194
C&J Energy Services Ltd.*	137	193
Bonanza Creek Energy, Inc.*	120	191
W&T Offshore, Inc.*	85	186
Ultra Petroleum Corp.*	372	185
Enphase Energy, Inc.*	76	177
Eclipse Resources Corp.*	116	167
Isramco, Inc.*	2	163
Energy XXI Ltd.	229	143
Sunrun, Inc.*	21	136
Key Energy Services, Inc.*	366	135
Vivint Solar, Inc.*	50	133
Clayton Williams Energy, Inc.*	14	125
Hallador Energy Co.	26	119
Approach Resources, Inc.*	99	115
Stone Energy Corp.*	138	109
Peabody Energy Corp.*	45	104
Rex Energy Corp.*	132	101
Seventy Seven Energy, Inc.*	154	89
SandRidge Energy, Inc.*	1,308	73
Erin Energy Corp.*	34	64
Triangle Petroleum Corp.*	113	61
North Atlantic Drilling Ltd.*	18	49
Earthstone Energy, Inc.*	4	48
TransAtlantic Petroleum Ltd.*	63	47
Penn Virginia Corp.*	287	44
Magnum Hunter Resources Corp.*	200	1
Total Energy		97,458
Diversified - 0.1%
HRG Group, Inc.*	190	2,647
National Bank Holdings Corp. — Class A	83	1,692
Resource America, Inc. — Class A	40	231
Total Diversified		4,570
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	73	1,768
Total Common Stocks
(Cost $2,851,036)		3,982,786

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	2	–
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	113	–
Tejon Ranch Co.
$10.50, 08/31/16*,†	17	–
Total Warrants
(Cost $95)		–

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
RIGHTS†† - 0.0%
Vince Holding Corp.
Expires 04/14/16*	42	$11
Leap Wireless International, Inc.
Expires 03/06/17*,†††	306	–
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,†††	37	–
Dyax Corp.
Expires 01/25/17*,†††	406	–
Total Rights
(Cost $335)		11

MUTUAL FUNDS† - 0.3%
Guggenheim Strategy Fund I1	945	23,445
Total Mutual Funds
(Cost $23,474)		23,445

	Face Amount
REPURCHASE AGREEMENTS††,2 - 43.7%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	$1,552,039	1,552,039
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	937,914	937,914
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[3]	755,840	755,840
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	468,957	468,957
Total Repurchase Agreements
(Cost $3,714,750)		3,714,750
Total Investments - 90.8%
(Cost $6,589,690)		$7,720,992
Other Assets & Liabilities, net - 9.2%		784,629
Total Net Assets - 100.0%		$8,505,621

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $554,450)	5	$25,819

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2016 Russell 2000 Index Swap 0.40%[4], Terminating 04/27/16 (Notional Value $2,255,177)	2,024	$35,950
Barclays Bank plc April 2016 Russell 2000 Index Swap 0.40%[4], Terminating 04/29/16 (Notional Value $5,304,505)	4,762	22,699
Credit Suisse Capital, LLC April 2016 Russell 2000 Index Swap 0.43%[4], Terminating 04/26/16 (Notional Value $617,944)	555	21,777
(Total Notional Value $8,177,626)		$80,426

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$3,982,549	$—	$237	$—	$—	$3,982,786
Equity Futures Contracts	—	25,819	—	—	—	25,819
Equity Index Swap Agreements	—	—	—	80,426	—	80,426
Mutual Funds	23,445	—	—	—	—	23,445
Repurchase Agreements	—	—	3,714,750	—	—	3,714,750
Rights	—	—	11	—	—	11
Warrants	—	—	—	—	—	—
Total	$4,005,994	$25,819	$3,714,998	$80,426	$—	$7,827,237

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

For the period ended March 31, 2016, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6%
Financial - 11.7%
CubeSmart	128	$4,262
Sovran Self Storage, Inc.	29	3,421
MarketAxess Holdings, Inc.	27	3,370
Highwoods Properties, Inc.	69	3,298
First American Financial Corp.	79	3,010
EPR Properties	42	2,798
Investors Bancorp, Inc.	239	2,782
Sun Communities, Inc.	37	2,650
Gramercy Property Trust	305	2,577
Umpqua Holdings Corp.	161	2,553
DCT Industrial Trust, Inc.	64	2,527
FirstMerit Corp.	119	2,504
CNO Financial Group, Inc.	136	2,437
CyrusOne, Inc.	53	2,419
Prosperity Bancshares, Inc.	52	2,412
Bank of the Ozarks, Inc.	57	2,393
Webster Financial Corp.	65	2,333
Healthcare Realty Trust, Inc.	73	2,254
PrivateBancorp, Inc. — Class A	58	2,239
RLI Corp.	33	2,205
Sunstone Hotel Investors, Inc.	156	2,185
Medical Properties Trust, Inc.	168	2,181
RLJ Lodging Trust	91	2,082
LaSalle Hotel Properties	82	2,075
Western Alliance Bancorporation*	62	2,070
Ellie Mae, Inc.*	22	1,995
FNB Corp.	150	1,952
New Residential Investment Corp. REIT	167	1,942
Education Realty Trust, Inc.	46	1,914
GEO Group, Inc.	55	1,907
MGIC Investment Corp.*	247	1,895
National Health Investors, Inc.	28	1,863
United Bankshares, Inc.	50	1,836
DuPont Fabros Technology, Inc.	45	1,824
First Industrial Realty Trust, Inc.	79	1,796
MB Financial, Inc.	55	1,785
Acadia Realty Trust	50	1,756
Radian Group, Inc.	140	1,736
Fulton Financial Corp.	129	1,726
Kite Realty Group Trust	61	1,690
Home BancShares, Inc.	41	1,679
Equity One, Inc.	58	1,662
Urban Edge Properties	64	1,654
Cousins Properties, Inc.	159	1,650
Cathay General Bancorp	58	1,643
Wintrust Financial Corp.	37	1,641
Valley National Bancorp	171	1,631
Ryman Hospitality Properties, Inc.	31	1,596
Janus Capital Group, Inc.	108	1,580
Washington Federal, Inc.	69	1,564
Hudson Pacific Properties, Inc.	54	1,562
Primerica, Inc.	35	1,559
Pebblebrook Hotel Trust	53	1,541
Selective Insurance Group, Inc.	42	1,538
Mack-Cali Realty Corp.	65	1,528
BancorpSouth, Inc.	71	1,513
First Citizens BancShares, Inc. — Class A	6	1,506
DiamondRock Hospitality Co.	147	1,488
Stifel Financial Corp.*	50	1,479
Physicians Realty Trust	79	1,468
Kennedy-Wilson Holdings, Inc.	67	1,467
Washington Real Estate Investment Trust	50	1,461
EastGroup Properties, Inc.	24	1,449
UMB Financial Corp.	28	1,446
Retail Opportunity Investments Corp.	71	1,429
First Financial Bankshares, Inc.	48	1,420
PS Business Parks, Inc.	14	1,407
Sterling Bancorp	87	1,386
IBERIABANK Corp.	27	1,384
Capitol Federal Financial, Inc.	104	1,380
Glacier Bancorp, Inc.	54	1,373
Blackhawk Network Holdings, Inc.*	40	1,372
Alexander & Baldwin, Inc.	37	1,357
Colony Capital, Inc. — Class A	80	1,342
CVB Financial Corp.	76	1,326
WageWorks, Inc.*	26	1,316
Evercore Partners, Inc. — Class A	25	1,293
Lexington Realty Trust	150	1,290
Hancock Holding Co.	56	1,286
Pinnacle Financial Partners, Inc.	26	1,275
Texas Capital Bancshares, Inc.*	33	1,267
Xenia Hotels & Resorts, Inc.	81	1,265
CoreSite Realty Corp.	18	1,260
Columbia Banking System, Inc.	42	1,257
LTC Properties, Inc.	27	1,221
BGC Partners, Inc. — Class A	132	1,195
Monogram Residential Trust, Inc.	121	1,193
Community Bank System, Inc.	31	1,185
New York REIT, Inc.	117	1,182
Chesapeake Lodging Trust	44	1,164
Financial Engines, Inc.	37	1,162
South State Corp.	18	1,155
Argo Group International Holdings Ltd.	20	1,147
Enstar Group Ltd.*	7	1,138
Trustmark Corp.	49	1,128
Pennsylvania Real Estate Investment Trust	50	1,093
National Penn Bancshares, Inc.	102	1,085
Select Income REIT	47	1,083
American Assets Trust, Inc.	27	1,078
Astoria Financial Corp.	67	1,061
Hilltop Holdings, Inc.*	56	1,057
EverBank Financial Corp.	70	1,056
Eagle Bancorp, Inc.*	22	1,056
Ramco-Gershenson Properties Trust	58	1,046
First Midwest Bancorp, Inc.	58	1,045
Old National Bancorp	85	1,036
PRA Group, Inc.*	35	1,028

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Financial - 11.7% (continued)
Invesco Mortgage Capital, Inc. REIT	83	$1,011
Aircastle Ltd.	45	1,001
Renasant Corp.	30	987
Hatteras Financial Corp. REIT	69	987
International Bancshares Corp.	40	985
Northwest Bancshares, Inc.	73	986
American Equity Investment Life Holding Co.	58	974
Provident Financial Services, Inc.	48	969
STAG Industrial, Inc.	47	957
Parkway Properties, Inc.	61	955
Horace Mann Educators Corp.	30	951
WisdomTree Investments, Inc.	83	949
QTS Realty Trust, Inc. — Class A	20	948
Simmons First National Corp. — Class A	21	946
Potlatch Corp.	30	945
Sabra Health Care REIT, Inc.	47	944
BofI Holding, Inc.*	44	939
CYS Investments, Inc.	115	936
Kemper Corp.	31	917
Government Properties Income Trust	51	910
Park National Corp.	10	899
BBCN Bancorp, Inc.	59	896
Chemical Financial Corp.	25	892
Westamerica Bancorporation	18	877
MBIA, Inc.*	99	876
Essent Group Ltd.*	42	874
Independent Bank Corp.	19	873
NBT Bancorp, Inc.	32	862
Kearny Financial Corp.	69	852
FelCor Lodging Trust, Inc.	104	844
WesBanco, Inc.	28	832
Beneficial Bancorp, Inc.*	60	821
Great Western Bancorp, Inc.	30	819
First Financial Bancorp	45	818
Redwood Trust, Inc.	61	798
Union Bankshares Corp.	32	788
Yadkin Financial Corp.	33	781
Summit Hotel Properties, Inc.	64	766
Alexander's, Inc.	2	761
STORE Capital Corp.	29	751
HFF, Inc. — Class A	27	743
AMERISAFE, Inc.	14	736
Terreno Realty Corp.	31	727
Rexford Industrial Realty, Inc.	40	726
Hersha Hospitality Trust	34	726
PennyMac Mortgage Investment Trust	53	723
St. Joe Co.*	42	720
Apollo Commercial Real Estate Finance, Inc.	44	717
WSFS Financial Corp.	22	715
Franklin Street Properties Corp.	67	711
ServisFirst Bancshares, Inc.	16	710
Third Point Reinsurance Ltd.*	62	705
Tompkins Financial Corp.	11	704
United Community Banks, Inc.	38	702
FCB Financial Holdings, Inc. — Class A*	21	698
LegacyTexas Financial Group, Inc.	35	688
Talmer Bancorp, Inc. — Class A	38	687
Capstead Mortgage Corp.	69	682
Ameris Bancorp	23	680
Boston Private Financial Holdings, Inc.	59	676
Banner Corp.	16	673
TowneBank	35	672
Navigators Group, Inc.*	8	671
Colony Starwood Homes	27	668
First Merchants Corp.	28	660
Employers Holdings, Inc.	23	647
S&T Bancorp, Inc.	25	644
Infinity Property & Casualty Corp.	8	644
Investors Real Estate Trust	88	639
New Senior Investment Group, Inc.	62	639
Nelnet, Inc. — Class A	16	630
Safety Insurance Group, Inc.	11	628
National General Holdings Corp.	29	626
ARMOUR Residential REIT, Inc.	29	624
Cohen & Steers, Inc.	16	623
Chatham Lodging Trust	29	621
Stewart Information Services Corp.	17	617
United Fire Group, Inc.	14	613
iStar, Inc.*	61	589
First Commonwealth Financial Corp.	66	585
Agree Realty Corp.	15	577
City Holding Co.	12	573
Berkshire Hills Bancorp, Inc.	21	565
FNFV Group*	52	565
Universal Health Realty Income Trust	10	562
Brookline Bancorp, Inc.	51	562
Banc of California, Inc.	32	560
Northfield Bancorp, Inc.	34	559
Meridian Bancorp, Inc.	40	557
Investment Technology Group, Inc.	25	553
Lakeland Financial Corp.	12	549
American Capital Mortgage Investment Corp.	37	543
Oritani Financial Corp.	32	543
Monmouth Real Estate Investment Corp.	45	535
Wilshire Bancorp, Inc.	51	525
Ambac Financial Group, Inc.*	33	521
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27	518
Encore Capital Group, Inc.*	20	515
State Bank Financial Corp.	26	514
Hanmi Financial Corp.	23	506
Altisource Residential Corp.	42	504

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Financial - 11.7% (continued)
Sandy Spring Bancorp, Inc.	18	$501
Rouse Properties, Inc.	27	496
Piper Jaffray Cos.*	10	496
CenterState Banks, Inc.	33	491
Maiden Holdings Ltd.	37	479
Flushing Financial Corp.	22	476
Southside Bancshares, Inc.	18	469
Virtus Investment Partners, Inc.	6	469
Cardinal Financial Corp.	23	468
Greenhill & Company, Inc.	21	466
Capital Bank Financial Corp. — Class A	15	463
National Western Life Group, Inc. — Class A	2	461
Walker & Dunlop, Inc.*	19	461
Greenlight Capital Re Ltd. — Class A*	21	458
United Financial Bancorp, Inc.	36	453
PHH Corp.*	36	451
Customers Bancorp, Inc.*	19	449
Universal Insurance Holdings, Inc.	25	445
BNC Bancorp	21	444
Cedar Realty Trust, Inc.	61	441
CareTrust REIT, Inc.	34	432
Heartland Financial USA, Inc.	14	431
FBL Financial Group, Inc. — Class A	7	431
TriCo Bancshares	17	430
Pacific Premier Bancorp, Inc.*	20	427
TrustCo Bank Corp. NY	70	424
Stock Yards Bancorp, Inc.	11	424
First Interstate BancSystem, Inc. — Class A	15	422
Urstadt Biddle Properties, Inc. — Class A	20	419
Cass Information Systems, Inc.	8	419
Getty Realty Corp.	21	416
Washington Trust Bancorp, Inc.	11	411
Silver Bay Realty Trust Corp.	27	402
Moelis & Co. — Class A	14	395
First Potomac Realty Trust	43	390
Community Trust Bancorp, Inc.	11	389
Dime Community Bancshares, Inc.	22	388
Heritage Financial Corp.	22	387
Ladder Capital Corp. — Class A	31	386
Ashford Hospitality Trust, Inc.	60	383
1st Source Corp.	12	382
Enterprise Financial Services Corp.	14	379
New York Mortgage Trust, Inc. REIT	79	374
Saul Centers, Inc.	7	371
Central Pacific Financial Corp.	17	370
First Busey Corp.	18	369
National Storage Affiliates Trust	17	360
ConnectOne Bancorp, Inc.	22	360
MainSource Financial Group, Inc.	17	359
Diamond Hill Investment Group, Inc.	2	355
German American Bancorp, Inc.	11	354
Westwood Holdings Group, Inc.	6	352
Anworth Mortgage Asset Corp.	75	350
Bridge Bancorp, Inc.	11	335
Bryn Mawr Bank Corp.	13	334
HomeStreet, Inc.*	16	333
Apollo Residential Mortgage, Inc.	24	322
Flagstar Bancorp, Inc.*	15	322
Forestar Group, Inc.*	24	312
Virtu Financial, Inc. — Class A	14	310
RE/MAX Holdings, Inc. — Class A	9	309
CoBiz Financial, Inc.	26	307
Cowen Group, Inc. — Class A*	80	305
CatchMark Timber Trust, Inc. — Class A	28	303
Western Asset Mortgage Capital Corp. REIT	30	302
KCG Holdings, Inc. — Class A*	25	299
Great Southern Bancorp, Inc.	8	297
International. FCStone, Inc.*	11	294
Mercantile Bank Corp.	13	291
Financial Institutions, Inc.	10	291
State National Companies, Inc.	23	290
AG Mortgage Investment Trust, Inc.	22	288
Heritage Insurance Holdings, Inc.	18	287
Waterstone Financial, Inc.	21	287
BancFirst Corp.	5	285
First Bancorp	15	283
Nationstar Mortgage Holdings, Inc.*	28	277
CU Bancorp*	13	275
Lakeland Bancorp, Inc.	27	274
First Financial Corp.	8	274
Peoples Bancorp, Inc.	14	274
Blue Hills Bancorp, Inc.	20	273
Univest Corporation of Pennsylvania	14	273
InfraREIT, Inc.	16	273
Preferred Bank/Los Angeles CA	9	272
Clifton Bancorp, Inc.	18	272
Opus Bank	8	272
Anchor BanCorp Wisconsin, Inc.*	6	270
Stonegate Bank	9	270
First Defiance Financial Corp.	7	269
Seacoast Banking Corporation of Florida*	17	268
State Auto Financial Corp.	12	265
Federal Agricultural Mortgage Corp. — Class C	7	264
Whitestone REIT — Class B	21	264
Gladstone Commercial Corp.	16	262
Independent Bank Corp.	18	262
Citizens, Inc.*	36	261

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Financial - 11.7% (continued)
Resource Capital Corp.	23	$259
HomeTrust Bancshares, Inc.*	14	257
First of Long Island Corp.	9	257
Marcus & Millichap, Inc.*	10	254
First BanCorp*	86	251
Bank Mutual Corp.	33	250
Independent Bank Group, Inc.	9	247
Pacific Continental Corp.	15	242
OM Asset Management plc	18	240
Dynex Capital, Inc.	36	239
Hingham Institution for Savings	2	238
First Community Bancshares, Inc.	12	238
Armada Hoffler Properties, Inc.	21	236
Ashford Hospitality Prime, Inc.	20	233
United Insurance Holdings Corp.	12	231
Meta Financial Group, Inc.	5	228
First NBC Bank Holding Co.*	11	226
One Liberty Properties, Inc.	10	224
Houlihan Lokey, Inc.	9	224
OFG Bancorp	32	224
Peoples Financial Services Corp.	6	223
Park Sterling Corp.	33	220
Ares Commercial Real Estate Corp.	20	219
Altisource Portfolio Solutions S.A.*	9	217
OneBeacon Insurance Group Ltd. — Class A	17	216
QCR Holdings, Inc.	9	214
Arrow Financial Corp.	8	213
United Community Financial Corp.	36	211
Southwest Bancorp, Inc.	14	211
Camden National Corp.	5	210
Fidelity & Guaranty Life	8	210
Fidelity Southern Corp.	13	209
Walter Investment Management Corp.*	27	206
National Bankshares, Inc.	6	206
Triumph Bancorp, Inc.*	13	206
RAIT Financial Trust	65	204
Preferred Apartment Communities, Inc. — Class A	16	203
Peapack Gladstone Financial Corp.	12	203
American National Bankshares, Inc.	8	203
Suffolk Bancorp	8	202
West Bancorporation, Inc.	11	201
Arlington Asset Investment Corp. — Class A	16	200
HCI Group, Inc.	6	200
Horizon Bancorp	8	198
Bank of Marin Bancorp	4	197
Federated National Holding Co.	10	197
Ocwen Financial Corp.*	79	195
CNB Financial Corp.	11	193
Ladenburg Thalmann Financial Services, Inc.*	77	193
NMI Holdings, Inc. — Class A*	38	192
World Acceptance Corp.*	5	190
TriState Capital Holdings, Inc.*	15	189
Global Indemnity plc — Class A*	6	187
GAMCO Investors, Inc. — Class A	5	185
Easterly Government Properties, Inc.	10	185
Consolidated-Tomoka Land Co.	4	185
NexPoint Residential Trust, Inc.	14	183
CorEnergy Infrastructure Trust, Inc.	9	181
Republic Bancorp, Inc. — Class A	7	181
Citizens & Northern Corp.	9	179
FRP Holdings, Inc.*	5	178
OceanFirst Financial Corp.	10	177
First Connecticut Bancorp, Inc.	11	176
Real Industry, Inc.*	20	174
Fox Chase Bancorp, Inc.	9	174
Ames National Corp.	7	173
Baldwin & Lyons, Inc. — Class B	7	172
Heritage Commerce Corp.	17	170
Guaranty Bancorp	11	170
UMH Properties, Inc.	17	169
Orchid Island Capital, Inc.	16	166
BankFinancial Corp.	14	165
MidWestOne Financial Group, Inc.	6	165
Independence Realty Trust, Inc.	23	164
Charter Financial Corp.	12	162
Old Second Bancorp, Inc.*	22	158
NewStar Financial, Inc.*	18	158
Enterprise Bancorp, Inc.	6	157
Territorial Bancorp, Inc.	6	156
First Bancorp, Inc.	8	156
EMC Insurance Group, Inc.	6	154
GAIN Capital Holdings, Inc.	23	151
National Interstate Corp.	5	150
Sierra Bancorp	8	145
Sun Bancorp, Inc.*	7	145
Acacia Research Corp.	38	144
Bancorp, Inc.*	25	143
National Commerce Corp.*	6	142
Bluerock Residential Growth REIT, Inc.	13	141
Heritage Oaks Bancorp	18	140
Associated Capital Group, Inc. — Class A*	5	140
First Business Financial Services, Inc.	6	138
Regional Management Corp.*	8	137
Crawford & Co. — Class B	21	136
BSB Bancorp, Inc.*	6	135
Bar Harbor Bankshares	4	133
Farmers Capital Bank Corp.	5	132
Trupanion, Inc.*	13	128
Atlas Financial Holdings, Inc.*	7	127

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Financial - 11.7% (continued)
Hallmark Financial Services, Inc.*	11	$127
Oppenheimer Holdings, Inc. — Class A	8	126
Cascade Bancorp*	22	126
Tiptree Financial, Inc. — Class A	22	125
RMR Group, Inc. — Class A*	5	125
eHealth, Inc.*	13	122
C1 Financial, Inc.*	5	121
Enova International, Inc.*	19	120
CommunityOne Bancorp*	9	120
Access National Corp.	6	119
Merchants Bancshares, Inc.	4	119
Century Bancorp, Inc. — Class A	3	117
Capital City Bank Group, Inc.	8	117
Penns Woods Bancorp, Inc.	3	116
Calamos Asset Management, Inc. — Class A	13	110
Franklin Financial Network, Inc.*	4	108
PennyMac Financial Services, Inc. — Class A*	9	106
Marlin Business Services Corp.	7	100
Bear State Financial, Inc.*	10	93
Donegal Group, Inc. — Class A	6	86
Impac Mortgage Holdings, Inc.*	6	83
Independence Holding Co.	5	80
On Deck Capital, Inc.*	10	78
Green Bancorp, Inc.*	10	76
Pzena Investment Management, Inc. — Class A	10	76
United Development Funding IV††	22	70
Stonegate Mortgage Corp.*	10	57
BBX Capital Corp. — Class A*	3	48
Ashford, Inc.*	1	46
Great Ajax Corp.	4	45
Hampton Roads Bankshares, Inc.*	25	44
Kansas City Life Insurance Co.	1	40
People's Utah Bancorp	2	32
CIFC LLC	4	28
Medley Management, Inc. — Class A	4	22
Live Oak Bancshares, Inc.	1	15
ZAIS Group Holdings, Inc.*	3	15
JG Wentworth Co. — Class A*	11	13
Fifth Street Asset Management, Inc.	4	12
Altisource Asset Management Corp.*	1	12
RCS Capital Corp. — Class A*	36	—
Total Financial		313,349
Consumer, Non-cyclical - 9.3%
STERIS plc	62	4,405
West Pharmaceutical Services, Inc.	53	3,675
TreeHouse Foods, Inc.*	41	3,557
Post Holdings, Inc.*	45	3,095
WellCare Health Plans, Inc.*	32	2,968
Amsurg Corp. — Class A*	39	2,910
ABIOMED, Inc.*	30	2,845
Euronet Worldwide, Inc.*	38	2,817
Heartland Payment Systems, Inc.	27	2,607
PAREXEL International Corp.*	40	2,509
HealthSouth Corp.	66	2,484
Neurocrine Biosciences, Inc.*	61	2,414
Deluxe Corp.	36	2,249
Helen of Troy Ltd.*	21	2,177
Cimpress N.V.*	24	2,176
Team Health Holdings, Inc.*	52	2,173
Prestige Brands Holdings, Inc.*	38	2,028
Healthcare Services Group, Inc.	51	1,877
Myriad Genetics, Inc.*	50	1,871
Molina Healthcare, Inc.*	29	1,870
Owens & Minor, Inc.	45	1,819
Cantel Medical Corp.	25	1,784
Ultragenyx Pharmaceutical, Inc.*	28	1,772
NuVasive, Inc.*	36	1,751
Bright Horizons Family Solutions, Inc.*	27	1,748
Cepheid*	52	1,734
LivaNova plc*	32	1,727
ACADIA Pharmaceuticals, Inc.*	61	1,706
Impax Laboratories, Inc.*	53	1,697
Monro Muffler Brake, Inc.	23	1,644
Chemed Corp.	12	1,625
CEB, Inc.	25	1,619
B&G Foods, Inc.	46	1,601
Catalent, Inc.*	60	1,599
Snyder's-Lance, Inc.	51	1,597
Darling Ingredients, Inc.*	119	1,567
Medicines Co.*	49	1,556
Anacor Pharmaceuticals, Inc.*	29	1,550
Lancaster Colony Corp.	14	1,548
Grand Canyon Education, Inc.*	35	1,496
United Natural Foods, Inc.*	37	1,491
Sanderson Farms, Inc.	16	1,443
On Assignment, Inc.*	39	1,440
Vector Group Ltd.	62	1,416
Ligand Pharmaceuticals, Inc. — Class B*	13	1,392
Masimo Corp.*	33	1,380
Pacira Pharmaceuticals, Inc.*	26	1,377
Haemonetics Corp.*	39	1,364
Insulet Corp.*	41	1,360
Neogen Corp.*	27	1,359
Integra LifeSciences Holdings Corp.*	20	1,347
ABM Industries, Inc.	41	1,325
Nektar Therapeutics*	96	1,320
Boston Beer Company, Inc. — Class A*	7	1,295
Matthews International Corp. — Class A	24	1,235
Magellan Health, Inc.*	18	1,223
Globus Medical, Inc. — Class A*	51	1,211

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Sotheby's	45	$1,203
J&J Snack Foods Corp.	11	1,191
WD-40 Co.	11	1,188
Cardtronics, Inc.*	33	1,188
Dean Foods Co.	68	1,178
Brink's Co.	35	1,176
AMN Healthcare Services, Inc.*	34	1,143
Cal-Maine Foods, Inc.	22	1,142
Kite Pharma, Inc.*	24	1,102
SUPERVALU, Inc.*	191	1,101
Tumi Holdings, Inc.*	41	1,100
Wright Medical Group N.V.*	65	1,079
Travelport Worldwide Ltd.	78	1,065
FTI Consulting, Inc.*	30	1,065
Air Methods Corp.*	29	1,050
ICU Medical, Inc.*	10	1,041
Prothena Corporation plc*	25	1,030
Korn/Ferry International	36	1,018
Fresh Del Monte Produce, Inc.	24	1,010
Ironwood Pharmaceuticals, Inc. — Class A*	92	1,006
Novavax, Inc.*	195	1,006
Advisory Board Co.*	31	1,000
Halyard Health, Inc.*	34	977
Cambrex Corp.*	22	969
Amedisys, Inc.*	20	967
Huron Consulting Group, Inc.*	16	931
Natus Medical, Inc.*	24	922
HMS Holdings Corp.*	64	918
ExamWorks Group, Inc.*	31	916
Fresh Market, Inc.*	32	913
Universal Corp.	16	909
Select Medical Holdings Corp.*	76	898
Ensign Group, Inc.	38	860
Acorda Therapeutics, Inc.*	32	846
CONMED Corp.	20	839
LifeLock, Inc.*	68	821
SpartanNash Co.	27	818
Emergent BioSolutions, Inc.*	22	800
DeVry Education Group, Inc.	46	794
Innoviva, Inc.	63	793
Affymetrix, Inc.*	56	785
TrueBlue, Inc.*	30	785
Green Dot Corp. — Class A*	34	781
ARIAD Pharmaceuticals, Inc.*	121	773
Radius Health, Inc.*	24	755
Kindred Healthcare, Inc.	61	753
Cynosure, Inc. — Class A*	17	750
TESARO, Inc.*	17	749
Surgical Care Affiliates, Inc.*	16	740
Portola Pharmaceuticals, Inc.*	36	734
Abaxis, Inc.	16	726
FibroGen, Inc.*	34	724
Halozyme Therapeutics, Inc.*	76	720
Ophthotech Corp.*	17	719
Diplomat Pharmacy, Inc.*	26	713
Analogic Corp.	9	711
Amicus Therapeutics, Inc.*	84	709
ACCO Brands Corp.*	79	709
Merrimack Pharmaceuticals, Inc.*	83	695
NxStage Medical, Inc.*	46	690
MiMedx Group, Inc.*	78	682
Nevro Corp.*	12	675
TherapeuticsMD, Inc.*	105	672
EVERTEC, Inc.	48	671
HealthEquity, Inc.*	27	666
Andersons, Inc.	21	659
Achillion Pharmaceuticals, Inc.*	85	656
Five Prime Therapeutics, Inc.*	16	650
Exelixis, Inc.*	161	644
Repligen Corp.*	24	644
Greatbatch, Inc.*	18	642
Team, Inc.*	21	638
Calavo Growers, Inc.	11	628
Zeltiq Aesthetics, Inc.*	23	625
Sarepta Therapeutics, Inc.*	32	625
Insperity, Inc.	12	621
Meridian Bioscience, Inc.	30	618
ZIOPHARM Oncology, Inc.*	83	616
Merit Medical Systems, Inc.*	33	610
Rent-A-Center, Inc.	38	602
Luminex Corp.*	31	601
Depomed, Inc.*	43	599
PRA Health Sciences, Inc.*	14	599
AMAG Pharmaceuticals, Inc.*	25	585
Orthofix International N.V.*	14	581
Apollo Education Group, Inc. — Class A*	68	559
Insmed, Inc.*	44	557
Navigant Consulting, Inc.*	35	553
ImmunoGen, Inc.*	62	528
Intra-Cellular Therapies, Inc.*	19	528
Central Garden & Pet Co. — Class A*	32	521
ICF International, Inc.*	15	516
Providence Service Corp.*	10	511
Dynavax Technologies Corp.*	26	500
Inogen, Inc.*	11	495
PharMerica Corp.*	22	486
USANA Health Sciences, Inc.*	4	485
Coca-Cola Bottling Company Consolidated	3	479
Exact Sciences Corp.*	71	479
McGrath RentCorp	19	477
Capella Education Co.	9	474
Tootsie Roll Industries, Inc.	13	467
RPX Corp.*	41	462
LDR Holding Corp.*	18	459
Vascular Solutions, Inc.*	14	455
Inovio Pharmaceuticals, Inc.*	52	453
US Physical Therapy, Inc.	9	447
Anika Therapeutics, Inc.*	10	447
TriNet Group, Inc.*	31	445
Alder Biopharmaceuticals, Inc.*	18	441
NutriSystem, Inc.	21	438
Viad Corp.	15	437
National Healthcare Corp.	7	436
Resources Connection, Inc.	28	436

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Spectranetics Corp.*	30	$436
MacroGenics, Inc.*	23	431
Momenta Pharmaceuticals, Inc.*	46	425
Triple-S Management Corp. — Class B*	17	423
Acceleron Pharma, Inc.*	16	422
Kelly Services, Inc. — Class A	22	421
SciClone Pharmaceuticals, Inc.*	38	418
John B Sanfilippo & Son, Inc.	6	415
Omeros Corp.*	27	414
Endologix, Inc.*	49	410
Cerus Corp.*	69	409
Capital Senior Living Corp.*	22	408
Clovis Oncology, Inc.*	21	403
Cempra, Inc.*	23	403
Inter Parfums, Inc.	13	402
Heron Therapeutics, Inc.*	21	399
PDL BioPharma, Inc.	119	396
Atrion Corp.	1	395
Paylocity Holding Corp.*	12	393
LendingTree, Inc.*	4	391
Strayer Education, Inc.*	8	390
Pacific Biosciences of California, Inc.*	45	383
Coherus Biosciences, Inc.*	18	382
Supernus Pharmaceuticals, Inc.*	25	381
HeartWare International, Inc.*	12	377
Theravance Biopharma, Inc.*	20	376
Ingles Markets, Inc. — Class A	10	375
Incorporated Research Holdings, Inc. — Class A*	9	371
CBIZ, Inc.*	36	363
Quidel Corp.*	21	362
Weis Markets, Inc.	8	360
Lexicon Pharmaceuticals, Inc.*	30	359
AtriCure, Inc.*	21	353
Sage Therapeutics, Inc.*	11	353
Kforce, Inc.	18	352
Ennis, Inc.	18	352
Phibro Animal Health Corp. — Class A	13	352
Epizyme, Inc.*	29	351
Arena Pharmaceuticals, Inc.*	176	347
Keryx Biopharmaceuticals, Inc.*	74	346
Retrophin, Inc.*	25	342
Lannett Company, Inc.*	19	341
National Beverage Corp.*	8	339
Geron Corp.*	115	336
Accuray, Inc.*	58	335
Heidrick & Struggles International, Inc.	14	332
Enanta Pharmaceuticals, Inc.*	11	323
Genomic Health, Inc.*	13	322
LHC Group, Inc.*	9	320
Sangamo BioSciences, Inc.*	52	315
SP Plus Corp.*	13	313
Relypsa, Inc.*	23	312
Spectrum Pharmaceuticals, Inc.*	49	312
Array BioPharma, Inc.*	103	304
OraSure Technologies, Inc.*	42	304
Invacare Corp.	23	303
MannKind Corp.*	181	291
Revlon, Inc. — Class A*	8	291
Weight Watchers International, Inc.*	20	291
Rockwell Medical, Inc.*	38	285
Chefs' Warehouse, Inc.*	14	284
Xencor, Inc.*	21	282
Performance Food Group Co.*	12	280
Amphastar Pharmaceuticals, Inc.*	23	276
Smart & Final Stores, Inc.*	17	275
Albany Molecular Research, Inc.*	18	275
NewLink Genetics Corp.*	15	273
Celldex Therapeutics, Inc.*	72	272
Hackett Group, Inc.	18	272
Insys Therapeutics, Inc.*	17	272
Quad/Graphics, Inc.	21	272
Universal American Corp.	38	271
Omega Protein Corp.*	16	271
Forrester Research, Inc.	8	269
Cross Country Healthcare, Inc.*	23	267
Raptor Pharmaceutical Corp.*	58	267
NeoGenomics, Inc.*	39	262
James River Group Holdings Ltd.	8	258
Vanda Pharmaceuticals, Inc.*	30	251
American Public Education, Inc.*	12	248
Eagle Pharmaceuticals, Inc.*	6	244
Medifast, Inc.	8	242
Cardiovascular Systems, Inc.*	23	239
Carriage Services, Inc. — Class A	11	238
K12, Inc.*	24	237
CorVel Corp.*	6	237
BioTelemetry, Inc.*	20	234
Landauer, Inc.	7	231
Accelerate Diagnostics, Inc.*	16	230
Agenus, Inc.*	55	229
Atara Biotherapeutics, Inc.*	12	228
Intersect ENT, Inc.*	12	228
Dermira, Inc.*	11	227
Career Education Corp.*	50	227
Revance Therapeutics, Inc.*	13	227
Adeptus Health, Inc. — Class A*	4	222
Healthways, Inc.*	22	222
TG Therapeutics, Inc.*	26	222
AngioDynamics, Inc.*	18	221
Progenics Pharmaceuticals, Inc.*	50	218
Monster Worldwide, Inc.*	66	215
Arrowhead Research Corp.*	44	212
Corcept Therapeutics, Inc.*	45	211
La Jolla Pharmaceutical Co.*	10	209
Seneca Foods Corp. — Class A*	6	208

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Consumer, Non-cyclical - 9.3% (continued)
STAAR Surgical Co.*	28	$207
Tejon Ranch Co.*	10	206
ANI Pharmaceuticals, Inc.*	6	202
Synergy Pharmaceuticals, Inc.*	73	201
Natural Health Trends Corp.	6	199
Advaxis, Inc.*	22	199
XenoPort, Inc.*	44	198
Sucampo Pharmaceuticals, Inc. — Class A*	18	197
Great Lakes Dredge & Dock Corp.*	44	196
CSS Industries, Inc.	7	196
Infinity Pharmaceuticals, Inc.*	37	195
Sagent Pharmaceuticals, Inc.*	16	195
CryoLife, Inc.	18	194
K2M Group Holdings, Inc.*	13	193
Loxo Oncology, Inc.*	7	191
Trevena, Inc.*	23	190
Utah Medical Products, Inc.	3	188
Almost Family, Inc.*	5	186
ServiceSource International, Inc.*	43	183
Aerie Pharmaceuticals, Inc.*	15	182
Vectrus, Inc.*	8	182
Akebia Therapeutics, Inc.*	20	180
Chimerix, Inc.*	35	179
Spark Therapeutics, Inc.*	6	177
Cytokinetics, Inc.*	25	176
Immunomedics, Inc.*	70	175
Editas Medicine, Inc.*	5	173
Mirati Therapeutics, Inc.*	8	171
Nutraceutical International Corp.*	7	170
MGP Ingredients, Inc.	7	170
Esperion Therapeutics, Inc.*	10	169
RTI Surgical, Inc.*	42	168
Lion Biotechnologies, Inc.*	33	168
Farmer Brothers Co.*	6	167
Zogenix, Inc.*	18	166
SurModics, Inc.*	9	166
Otonomy, Inc.*	11	164
Elizabeth Arden, Inc.*	20	164
Foundation Medicine, Inc.*	9	164
GenMark Diagnostics, Inc.*	31	163
Organovo Holdings, Inc.*	75	163
Exactech, Inc.*	8	162
OvaScience, Inc.*	17	161
Karyopharm Therapeutics, Inc.*	18	161
Seres Therapeutics, Inc.*	6	159
Franklin Covey Co.*	9	158
Galena Biopharma, Inc.*	116	158
Amplify Snack Brands, Inc.*	11	158
PTC Therapeutics, Inc.*	24	155
NanoString Technologies, Inc.*	10	152
Teligent, Inc.*	31	152
Concert Pharmaceuticals, Inc.*	11	150
BioCryst Pharmaceuticals, Inc.*	53	150
Natural Grocers by Vitamin Cottage, Inc.*	7	149
Oxford Immunotec Global plc*	15	149
Ascent Capital Group, Inc. — Class A*	10	148
Surgery Partners, Inc.*	11	146
Barrett Business Services, Inc.	5	144
Alarm.com Holdings, Inc.*	6	142
LeMaitre Vascular, Inc.	9	140
Civitas Solutions, Inc.*	8	139
BioSpecifics Technologies Corp.*	4	139
Regulus Therapeutics, Inc.*	20	139
Aralez Pharmaceuticals, Inc.*	39	138
Penumbra, Inc.*	3	138
CRA International, Inc.*	7	137
Paratek Pharmaceuticals, Inc.*	9	137
Versartis, Inc.*	17	136
Vital Therapies, Inc.*	15	136
TransEnterix, Inc.*	32	136
Rigel Pharmaceuticals, Inc.*	65	135
InVivo Therapeutics Holdings Corp.*	19	133
Curis, Inc.*	82	132
Bridgepoint Education, Inc.*	13	131
Cellular Biomedicine Group, Inc.*	7	131
ARC Document Solutions, Inc.*	29	131
CytRx Corp.*	48	129
MoneyGram International, Inc.*	21	129
Blueprint Medicines Corp.*	7	126
Tetraphase Pharmaceuticals, Inc.*	27	125
Foamix Pharmaceuticals Ltd.*	19	124
Sorrento Therapeutics, Inc.*	23	124
Idera Pharmaceuticals, Inc.*	62	123
Limoneira Co.	8	122
OncoMed Pharmaceuticals, Inc.*	12	121
Village Super Market, Inc. — Class A	5	121
RadNet, Inc.*	25	121
Electro Rent Corp.	13	120
Sequenom, Inc.*	85	120
Anthera Pharmaceuticals, Inc.*	33	119
AAC Holdings, Inc.*	6	119
PFSweb, Inc.*	9	118
Pfenex, Inc.*	12	118
Genocea Biosciences, Inc.*	15	116
Aratana Therapeutics, Inc.*	21	116
Axovant Sciences Ltd.*	10	115
BioTime, Inc.*	40	115
Heska Corp.*	4	114
Tandem Diabetes Care, Inc.*	13	114
BioScrip, Inc.*	52	111
Global Blood Therapeutics, Inc.*	7	111
Civeo Corp.*	90	111
Everi Holdings, Inc.*	48	110
BioDelivery Sciences International, Inc.*	34	110
Durect Corp.*	81	109
National Research Corp. — Class A	7	109

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Aimmune Therapeutics, Inc.*	8	$108
Ignyta, Inc.*	16	108
CPI Card Group, Inc.	13	107
Ocular Therapeutix, Inc.*	11	106
VIVUS, Inc.*	75	105
Immune Design Corp.*	8	104
Navidea Biopharmaceuticals, Inc.*	110	104
Cutera, Inc.*	9	101
Adamas Pharmaceuticals, Inc.*	7	101
Care.com, Inc.*	16	98
Liberty Tax, Inc.	5	98
Trovagene, Inc.*	21	98
Antares Pharma, Inc.*	111	97
Ardelyx, Inc.*	12	93
Flexion Therapeutics, Inc.*	10	92
Collegium Pharmaceutical, Inc.*	5	91
SeaSpine Holdings Corp.*	6	88
Cara Therapeutics, Inc.*	14	87
Novocure Ltd.*	6	87
Oncothyreon, Inc.*	68	86
Addus HomeCare Corp.*	5	86
Senomyx, Inc.*	33	86
Applied Genetic Technologies Corp.*	6	84
Endocyte, Inc.*	27	84
Collectors Universe, Inc.	5	83
Alico, Inc.	3	83
Avexis, Inc.*	3	82
CTI BioPharma Corp.*	151	80
Zafgen, Inc.*	12	80
Osiris Therapeutics, Inc.	14	80
Inventure Foods, Inc.*	14	79
T2 Biosystems, Inc.*	8	79
Aduro Biotech, Inc.*	6	77
Nature's Sunshine Products, Inc.	8	77
Harvard Bioscience, Inc.*	25	76
Synutra International, Inc.*	15	75
Catalyst Pharmaceuticals, Inc.*	63	74
Five Star Quality Care, Inc.*	32	73
Entellus Medical, Inc.*	4	73
Avalanche Biotechnologies, Inc.*	14	72
Nobilis Health Corp.*	23	72
Medgenics, Inc.*	16	70
Aegerion Pharmaceuticals, Inc.*	18	67
Vitae Pharmaceuticals, Inc.*	10	66
CorMedix, Inc.*	25	66
Bellicum Pharmaceuticals, Inc.*	7	65
Universal Technical Institute, Inc.	15	65
Pendrell Corp.*	120	64
Cidara Therapeutics, Inc.*	5	64
CDI Corp.	10	63
Genesis Healthcare, Inc.*	27	63
Invitae Corp.*	6	61
Peregrine Pharmaceuticals, Inc.*	145	61
Neff Corp. — Class A*	8	60
Dicerna Pharmaceuticals, Inc.*	11	59
Craft Brew Alliance, Inc.*	7	58
Unilife Corp.*	83	56
Assembly Biosciences, Inc.*	11	55
Veracyte, Inc.*	10	54
Volt Information Sciences, Inc.*	7	53
XOMA Corp.*	68	53
ChemoCentryx, Inc.*	21	52
Stemline Therapeutics, Inc.*	11	51
Tokai Pharmaceuticals, Inc.*	9	50
Northwest Biotherapeutics, Inc.*	34	50
Teladoc, Inc.*	5	48
Fibrocell Science, Inc.*	19	48
Cambium Learning Group, Inc.*	11	47
Proteon Therapeutics, Inc.*	6	46
Patriot National, Inc.*	6	46
Calithera Biosciences, Inc.*	8	45
Agile Therapeutics, Inc.*	7	43
Second Sight Medical Products, Inc.*	9	43
Lifeway Foods, Inc.*	4	43
ConforMIS, Inc.*	4	43
Orexigen Therapeutics, Inc.*	75	42
Affimed N.V.*	11	41
Sientra, Inc.*	6	41
Alimera Sciences, Inc.*	23	40
iRadimed Corp.*	2	38
Natera, Inc.*	4	38
Asterias Biotherapeutics, Inc.*	8	38
Verastem, Inc.*	23	36
Alliance HealthCare Services, Inc.*	5	36
Glaukos Corp.*	2	34
Pernix Therapeutics Holdings, Inc.*	32	34
Nuvectra Corp.*	6	32
Corium International, Inc.*	8	31
XBiotech, Inc.*	3	28
CytomX Therapeutics, Inc.*	2	26
aTyr Pharma, Inc.*	6	24
Threshold Pharmaceuticals, Inc.*	48	22
Abeona Therapeutics, Inc.*	8	20
Aclaris Therapeutics, Inc.*	1	19
Chiasma, Inc.*	2	18
Arcadia Biosciences, Inc.*	6	17
Tobira Therapeutics, Inc.*	2	16
Synta Pharmaceuticals Corp.*	68	16
REGENXBIO, Inc.*	1	11
Neos Therapeutics, Inc.*	1	11
Oncocyte Corp.*	2	9
Edge Therapeutics, Inc.*	1	9
Voyager Therapeutics, Inc.*	1	9
NantKwest, Inc.*	1	8
Dimension Therapeutics, Inc.*	1	8
Invuity, Inc.*	1	7
Carbylan Therapeutics, Inc.*	9	6
Fairway Group Holdings Corp.*	15	5
Nivalis Therapeutics, Inc.*	1	4
Lantheus Holdings, Inc.*	1	2

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Consumer, Non-cyclical - 9.3% (continued)
SFX Entertainment, Inc.*	36	$1
Total Consumer, Non-cyclical		248,508
Consumer, Cyclical - 5.9%
Vail Resorts, Inc.	27	3,609
Casey's General Stores, Inc.	28	3,173
Burlington Stores, Inc.*	55	3,092
Pool Corp.	32	2,807
Tenneco, Inc.*	43	2,215
American Eagle Outfitters, Inc.	132	2,200
Texas Roadhouse, Inc. — Class A	50	2,178
Cracker Barrel Old Country Store, Inc.	14	2,137
Buffalo Wild Wings, Inc.*	14	2,074
Cheesecake Factory, Inc.	36	1,911
CalAtlantic Group, Inc.	55	1,838
Allegiant Travel Co. — Class A	10	1,780
Jack in the Box, Inc.	27	1,724
Five Below, Inc.*	40	1,654
Hawaiian Holdings, Inc.*	35	1,652
Big Lots, Inc.	36	1,630
Abercrombie & Fitch Co. — Class A	51	1,609
Cooper Tire & Rubber Co.	43	1,592
Dana Holding Corp.	112	1,578
Pinnacle Entertainment, Inc.*	43	1,509
Steven Madden Ltd.*	40	1,481
Beacon Roofing Supply, Inc.*	36	1,476
Core-Mark Holding Company, Inc.	18	1,468
Deckers Outdoor Corp.*	24	1,438
Bloomin' Brands, Inc.	85	1,434
G-III Apparel Group Ltd.*	29	1,418
Lithia Motors, Inc. — Class A	16	1,396
DreamWorks Animation SKG, Inc. — Class A*	56	1,397
Ascena Retail Group, Inc.*	126	1,394
Chico's FAS, Inc.	105	1,393
Herman Miller, Inc.	45	1,390
TRI Pointe Group, Inc.*	117	1,378
Wolverine World Wide, Inc.	74	1,363
Churchill Downs, Inc.	9	1,331
Express, Inc.*	62	1,327
Sonic Corp.	37	1,301
HNI Corp.	33	1,293
Marriott Vacations Worldwide Corp.	19	1,283
Columbia Sportswear Co.	21	1,262
Children's Place, Inc.	15	1,252
Liberty TripAdvisor Holdings, Inc. — Class A*	55	1,219
HSN, Inc.	23	1,203
UniFirst Corp.	11	1,200
Boyd Gaming Corp.*	58	1,198
PriceSmart, Inc.	14	1,184
Genesco, Inc.*	16	1,156
Papa John's International, Inc.	21	1,138
Asbury Automotive Group, Inc.*	19	1,137
DineEquity, Inc.	12	1,121
Mobile Mini, Inc.	33	1,090
Gentherm, Inc.*	26	1,081
Meritage Homes Corp.*	29	1,057
SeaWorld Entertainment, Inc.	50	1,053
Dorman Products, Inc.*	19	1,034
G&K Services, Inc. — Class A	14	1,026
La-Z-Boy, Inc.	38	1,015
Restoration Hardware Holdings, Inc.*	24	1,005
Group 1 Automotive, Inc.	17	998
Penn National Gaming, Inc.*	58	968
First Cash Financial Services, Inc.	21	967
Caleres, Inc.	33	934
Steelcase, Inc. — Class A	61	910
Essendant, Inc.	28	894
Interface, Inc. — Class A	48	890
Popeyes Louisiana Kitchen, Inc.*	17	885
La Quinta Holdings, Inc.*	69	863
American Axle & Manufacturing Holdings, Inc.*	56	862
KB Home	59	843
Guess?, Inc.	44	826
Knoll, Inc.	36	779
International Speedway Corp. — Class A	21	775
Cato Corp. — Class A	20	771
ScanSource, Inc.*	19	767
SkyWest, Inc.	38	760
American Woodmark Corp.*	10	746
iRobot Corp.*	21	741
Select Comfort Corp.*	38	737
Krispy Kreme Doughnuts, Inc.*	47	733
Diamond Resorts International, Inc.*	30	730
Cooper-Standard Holding, Inc.*	10	719
Red Robin Gourmet Burgers, Inc.*	11	709
MDC Holdings, Inc.	28	702
Finish Line, Inc. — Class A	33	696
Cash America International, Inc.	18	696
Virgin America, Inc.*	18	694
Universal Electronics, Inc.*	11	681
Buckle, Inc.	20	677
Wesco Aircraft Holdings, Inc.*	47	676
Oxford Industries, Inc.	10	672
National CineMedia, Inc.	44	669
TiVo, Inc.*	70	666
Belmond Ltd. — Class A*	70	664
Dave & Buster's Entertainment, Inc.*	17	659
Bob Evans Farms, Inc.	14	654
Wabash National Corp.*	49	647
Denny's Corp.*	62	642
Mattress Firm Holding Corp.*	15	636
Tailored Brands, Inc.	35	627
Fiesta Restaurant Group, Inc.*	19	623
Hibbett Sports, Inc.*	17	610
Francesca's Holdings Corp.*	31	594
Vitamin Shoppe, Inc.*	19	588

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Consumer, Cyclical - 5.9% (continued)
BJ's Restaurants, Inc.*	14	$582
Ethan Allen Interiors, Inc.	18	573
Meritor, Inc.*	70	565
Cavco Industries, Inc.*	6	560
Zoe's Kitchen, Inc.*	14	546
Carmike Cinemas, Inc.*	18	541
Crocs, Inc.*	56	539
Callaway Golf Co.	57	520
Outerwall, Inc.	14	518
Motorcar Parts of America, Inc.*	13	494
Standard Motor Products, Inc.	14	485
Barnes & Noble, Inc.	38	470
Navistar International Corp.*	37	464
Pier 1 Imports, Inc.	66	463
Ruth's Hospitality Group, Inc.	25	460
Rush Enterprises, Inc. — Class A*	25	456
ClubCorp Holdings, Inc.	32	449
BMC Stock Holdings, Inc.*	27	449
AMC Entertainment Holdings, Inc. — Class A	16	448
Nautilus, Inc.*	23	445
Sonic Automotive, Inc. — Class A	24	444
Winnebago Industries, Inc.	19	427
Tower International, Inc.	15	409
Modine Manufacturing Co.*	37	407
Interval Leisure Group, Inc.	28	404
Fred's, Inc. — Class A	27	403
Regis Corp.*	26	395
H&E Equipment Services, Inc.	22	386
Carrols Restaurant Group, Inc.*	26	375
Superior Industries International, Inc.	17	375
Chuy's Holdings, Inc.*	12	373
Installed Building Products, Inc.*	14	373
Biglari Holdings, Inc.*	1	372
Douglas Dynamics, Inc.	16	367
M/I Homes, Inc.*	19	354
MarineMax, Inc.*	18	350
Scientific Games Corp. — Class A*	36	339
Taylor Morrison Home Corp. — Class A*	23	325
Haverty Furniture Companies, Inc.	15	317
Vera Bradley, Inc.*	15	305
DTS, Inc.*	14	305
Movado Group, Inc.	11	303
Zumiez, Inc.*	15	299
Del Frisco's Restaurant Group, Inc.*	18	298
Tile Shop Holdings, Inc.*	20	298
Libbey, Inc.	16	297
Shoe Carnival, Inc.	11	297
Hooker Furniture Corp.	9	296
Party City Holdco, Inc.*	19	286
Kimball International, Inc. — Class B	25	284
Caesars Entertainment Corp.*	41	279
Unifi, Inc.*	12	275
Iconix Brand Group, Inc.*	34	274
PetMed Express, Inc.	15	269
LGI Homes, Inc.*	11	266
Lumber Liquidators Holdings, Inc.*	20	262
Tuesday Morning Corp.*	32	262
Bassett Furniture Industries, Inc.	8	255
Ruby Tuesday, Inc.*	47	253
Eldorado Resorts, Inc.*	22	252
Marcus Corp.	13	246
Eros International plc*	20	230
Malibu Boats, Inc. — Class A*	14	230
Kirkland's, Inc.	13	228
Barnes & Noble Education, Inc.*	23	225
Isle of Capri Casinos, Inc.*	16	224
Veritiv Corp.*	6	224
Daktronics, Inc.	28	221
Potbelly Corp.*	16	218
Federal-Mogul Holdings Corp.*	22	217
William Lyon Homes — Class A*	15	217
Conn's, Inc.*	17	212
Stage Stores, Inc.	26	210
Caesars Acquisition Co. — Class A*	34	208
PC Connection, Inc.	8	206
Century Communities, Inc.*	12	205
WCI Communities, Inc.*	11	204
Beazer Homes USA, Inc.*	23	201
Citi Trends, Inc.	11	196
Winmark Corp.	2	196
Planet Fitness, Inc. — Class A*	12	195
Fox Factory Holding Corp.*	12	190
Culp, Inc.	7	184
America's Car-Mart, Inc.*	7	175
Flexsteel Industries, Inc.	4	175
NACCO Industries, Inc. — Class A	3	172
Strattec Security Corp.	3	172
Titan International, Inc.	32	172
Sequential Brands Group, Inc.*	26	166
Perry Ellis International, Inc.*	9	166
Ollie's Bargain Outlet Holdings, Inc.*	7	164
Sportsman's Warehouse Holdings, Inc.*	13	164
Horizon Global Corp.*	13	164
Miller Industries, Inc.	8	162
Speedway Motorsports, Inc.	8	159
Monarch Casino & Resort, Inc.*	8	156
Stein Mart, Inc.	21	154
Arctic Cat, Inc.	9	151
Shake Shack, Inc. — Class A*	4	149
Habit Restaurants, Inc. — Class A*	8	149
Big 5 Sporting Goods Corp.	13	144
Reading International, Inc. — Class A*	12	144

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Consumer, Cyclical - 5.9% (continued)
Titan Machinery, Inc.*	12	$139
Metaldyne Performance Group, Inc.	8	134
Destination XL Group, Inc.*	26	134
Hovnanian Enterprises, Inc. — Class A*	86	134
El Pollo Loco Holdings, Inc.*	10	133
Weyco Group, Inc.	5	133
Build-A-Bear Workshop, Inc. — Class A*	10	130
Jamba, Inc.*	10	124
Lifetime Brands, Inc.	8	121
West Marine, Inc.*	13	118
Duluth Holdings, Inc.*	6	117
Green Brick Partners, Inc.*	15	114
Wingstop, Inc.*	5	113
EZCORP, Inc. — Class A*	38	113
Intrawest Resorts Holdings, Inc.*	13	111
Freshpet, Inc.*	15	110
Performance Sports Group Ltd.*	34	108
Superior Uniform Group, Inc.	6	106
Cherokee, Inc.*	6	107
Noodles & Co.*	9	107
J Alexander's Holdings, Inc.*	10	106
JAKKS Pacific, Inc.*	14	104
AV Homes, Inc.*	9	102
Bojangles', Inc.*	6	102
New Home Company, Inc.*	8	98
Escalade, Inc.	8	94
Bravo Brio Restaurant Group, Inc.*	12	93
Johnson Outdoors, Inc. — Class A	4	89
Boot Barn Holdings, Inc.*	9	85
Papa Murphy's Holdings, Inc.*	7	84
Vince Holding Corp.*	13	82
Systemax, Inc.*	9	79
Kona Grill, Inc.*	6	78
Black Diamond, Inc.*	16	72
VOXX International Corp. — Class A*	15	67
Container Store Group, Inc.*	11	65
Christopher & Banks Corp.*	27	65
Marine Products Corp.	8	61
Skullcandy, Inc.*	17	61
Tilly's, Inc. — Class A*	9	60
Commercial Vehicle Group, Inc.*	22	58
Castle Brands, Inc.*	49	46
Flex Pharma, Inc.*	4	44
Blue Bird Corp.*	4	43
Accuride Corp.*	28	43
Empire Resorts, Inc.*	3	41
Morgans Hotel Group Co.*	20	28
Fogo De Chao, Inc.*	1	16
MCBC Holdings, Inc.*	1	14
bebe stores, Inc.*	20	11
Total Consumer, Cyclical		157,413
Industrial - 5.7%
Berry Plastics Group, Inc.*	87	3,145
FEI Co.	30	2,671
Curtiss-Wright Corp.	34	2,572
Woodward, Inc.	47	2,445
Teledyne Technologies, Inc.*	26	2,292
EMCOR Group, Inc.	46	2,236
CLARCOR, Inc.	37	2,138
Tech Data Corp.*	26	1,996
Littelfuse, Inc.	16	1,970
Belden, Inc.	32	1,964
Generac Holdings, Inc.*	50	1,861
EnerSys	33	1,839
Louisiana-Pacific Corp.*	104	1,780
Universal Display Corp.*	30	1,623
XPO Logistics, Inc.*	52	1,596
Coherent, Inc.*	17	1,563
Dycom Industries, Inc.*	24	1,552
Rexnord Corp.*	73	1,476
Masonite International Corp.*	22	1,441
HEICO Corp. — Class A	30	1,429
Esterline Technologies Corp.*	22	1,410
Hillenbrand, Inc.	47	1,408
IMAX Corp.*	44	1,368
Barnes Group, Inc.	39	1,366
Granite Construction, Inc.	28	1,338
Sanmina Corp.*	57	1,332
Matson, Inc.	33	1,325
Tetra Tech, Inc.	44	1,312
Proto Labs, Inc.*	17	1,311
Universal Forest Products, Inc.	15	1,287
Applied Industrial Technologies, Inc.	29	1,258
KLX, Inc.*	39	1,253
RBC Bearings, Inc.*	17	1,245
Mueller Industries, Inc.	42	1,236
Knight Transportation, Inc.	47	1,229
Moog, Inc. — Class A*	26	1,188
John Bean Technologies Corp.	21	1,185
Vishay Intertechnology, Inc.	97	1,184
Swift Transportation Co. — Class A*	63	1,174
Itron, Inc.*	28	1,167
Drew Industries, Inc.	18	1,159
Watts Water Technologies, Inc. — Class A	21	1,158
Mueller Water Products, Inc. — Class A	116	1,145
Simpson Manufacturing Company, Inc.	30	1,145
Franklin Electric Company, Inc.	35	1,126
Trex Company, Inc.*	23	1,102
Actuant Corp. — Class A	44	1,087
AZZ, Inc.	19	1,075
Hub Group, Inc. — Class A*	26	1,061
Headwaters, Inc.*	53	1,051
OSI Systems, Inc.*	16	1,048
Forward Air Corp.	23	1,042
Smith & Wesson Holding Corp.*	39	1,038
MSA Safety, Inc.	21	1,015
Advanced Energy Industries, Inc.*	29	1,009

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Industrial - 5.7% (continued)
EnPro Industries, Inc.	17	$981
MasTec, Inc.*	48	972
Exponent, Inc.	19	969
Plexus Corp.*	24	948
Apogee Enterprises, Inc.	21	922
Brady Corp. — Class A	34	913
Nordic American Tankers Ltd.	64	901
KapStone Paper and Packaging Corp.	65	900
Benchmark Electronics, Inc.*	39	899
Werner Enterprises, Inc.	33	896
Sturm Ruger & Company, Inc.	13	889
Fabrinet*	27	873
Comfort Systems USA, Inc.	27	858
Kaman Corp.	20	854
Knowles Corp.*	64	844
HEICO Corp.	14	842
Briggs & Stratton Corp.	35	838
II-VI, Inc.*	38	825
AAON, Inc.	29	812
Methode Electronics, Inc.	27	789
TASER International, Inc.*	40	786
Rogers Corp.*	13	778
Scorpio Tankers, Inc.	131	763
Atlas Air Worldwide Holdings, Inc.*	18	761
Albany International Corp. — Class A	20	752
ESCO Technologies, Inc.	19	741
Aerojet Rocketdyne Holdings, Inc.*	45	737
Badger Meter, Inc.	11	732
Greif, Inc. — Class A	22	721
US Ecology, Inc.	16	707
Heartland Express, Inc.	38	705
Standex International Corp.	9	700
Primoris Services Corp.	28	680
Cubic Corp.	17	679
Tennant Co.	13	669
Newport Corp.*	29	667
Gibraltar Industries, Inc.*	23	658
Astec Industries, Inc.	14	654
Rofin-Sinar Technologies, Inc.*	20	644
Federal Signal Corp.	47	623
Air Transport Services Group, Inc.*	40	615
Ship Finance International Ltd.	44	611
Astronics Corp.*	16	610
Boise Cascade Co.*	29	601
Echo Global Logistics, Inc.*	22	598
US Concrete, Inc.*	10	596
Encore Wire Corp.	15	584
AAR Corp.	25	582
TriMas Corp.*	33	578
Lindsay Corp.	8	573
Sun Hydraulics Corp.	17	564
CIRCOR International, Inc.	12	557
Altra Industrial Motion Corp.	20	556
Greenbrier Companies, Inc.	20	553
Aegion Corp. — Class A*	26	548
Saia, Inc.*	19	535
Multi-Color Corp.	10	534
Advanced Drainage Systems, Inc.	25	533
Chart Industries, Inc.*	23	500
Hyster-Yale Materials Handling, Inc.	7	466
Lydall, Inc.*	14	455
General Cable Corp.	37	452
Summit Materials, Inc. — Class A*	23	447
AVX Corp.	35	440
Raven Industries, Inc.	27	433
Insteel Industries, Inc.	14	428
Continental Building Products, Inc.*	23	427
Tutor Perini Corp.*	27	420
FARO Technologies, Inc.*	13	419
Quanex Building Products Corp.	24	417
ArcBest Corp.	19	410
Patrick Industries, Inc.*	9	409
Builders FirstSource, Inc.*	36	406
Aerovironment, Inc.*	14	396
Alamo Group, Inc.	7	390
DHT Holdings, Inc.	67	386
CTS Corp.	24	378
MYR Group, Inc.*	15	377
Global Brass & Copper Holdings, Inc.	15	374
TAL International Group, Inc.*	24	371
Gorman-Rupp Co.	14	363
Kadant, Inc.	8	361
Griffon Corp.	23	355
GSI Group, Inc.*	25	354
Blount International, Inc.*	35	349
PGT, Inc.*	35	344
Nortek, Inc.*	7	338
Marten Transport Ltd.	18	337
Haynes International, Inc.	9	329
Mistras Group, Inc.*	13	322
PowerSecure International, Inc.*	17	318
Argan, Inc.	9	316
Harsco Corp.	58	316
Checkpoint Systems, Inc.*	31	314
GasLog Ltd.	32	312
Stoneridge, Inc.*	21	306
Park-Ohio Holdings Corp.	7	300
Trinseo S.A.*	8	294
Frontline Ltd.	34	285
Tredegar Corp.	18	283
TTM Technologies, Inc.*	42	280
GP Strategies Corp.*	10	274
NCI Building Systems, Inc.*	19	270
TimkenSteel Corp.	29	264
Chase Corp.	5	263
Roadrunner Transportation Systems, Inc.*	21	262
NN, Inc.	19	260
National Presto Industries, Inc.	3	251
Teekay Tankers Ltd. — Class A	68	250

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Industrial - 5.7% (continued)
Tidewater, Inc.	36	$246
Kimball Electronics, Inc.*	22	246
American Railcar Industries, Inc.	6	244
Park Electrochemical Corp.	15	240
Hornbeck Offshore Services, Inc.*	24	238
Textainer Group Holdings Ltd.	16	237
Myers Industries, Inc.	18	231
Multi Packaging Solutions International Ltd.*	14	227
Columbus McKinnon Corp.	14	221
YRC Worldwide, Inc.*	23	214
Ply Gem Holdings, Inc.*	15	211
Celadon Group, Inc.	20	210
Powell Industries, Inc.	7	209
VSE Corp.	3	204
AEP Industries, Inc.	3	198
Casella Waste Systems, Inc. — Class A*	29	194
Covenant Transportation Group, Inc. — Class A*	8	194
Mesa Laboratories, Inc.	2	193
LSB Industries, Inc.*	15	191
Milacron Holdings Corp.*	11	181
ZAGG, Inc.*	20	180
Applied Optoelectronics, Inc.*	12	179
LSI Industries, Inc.	15	176
Kratos Defense & Security Solutions, Inc.*	35	173
NVE Corp.	3	170
Fluidigm Corp.*	21	169
Dorian LPG Ltd.*	18	169
Hurco Companies, Inc.	5	165
Multi-Fineline Electronix, Inc.*	7	162
Graham Corp.	8	159
DXP Enterprises, Inc.*	9	158
FreightCar America, Inc.	10	156
USA Truck, Inc.*	8	151
Vishay Precision Group, Inc.*	10	140
American Science & Engineering, Inc.	5	138
NV5 Global, Inc.*	5	134
CECO Environmental Corp.	21	130
LB Foster Co. — Class A	7	127
Sparton Corp.*	7	126
Vicor Corp.*	12	126
Ducommun, Inc.*	8	122
Olympic Steel, Inc.	7	121
Control4 Corp.*	15	119
Ardmore Shipping Corp.	14	118
Bel Fuse, Inc. — Class B	8	117
CAI International, Inc.*	12	116
Allied Motion Technologies, Inc.	6	108
Orion Marine Group, Inc.*	20	104
Heritage-Crystal Clean, Inc.*	10	99
Universal Truckload Services, Inc.	6	99
Navios Maritime Acquisition Corp.	60	95
Hill International, Inc.*	28	94
Imprivata, Inc.*	7	88
TRC Companies, Inc.*	12	87
Radiant Logistics, Inc.*	23	82
Handy & Harman Ltd.*	3	82
Lawson Products, Inc.*	4	78
Navios Maritime Holdings, Inc.	67	76
Core Molding Technologies, Inc.*	6	75
Omega Flex, Inc.	2	70
Scorpio Bulkers, Inc.*	20	66
Northwest Pipe Co.*	7	65
Nordic American Offshore Ltd.	14	63
PAM Transportation Services, Inc.*	2	62
Twin Disc, Inc.	6	61
Fenix Parts, Inc.*	10	46
Xerium Technologies, Inc.*	8	42
Power Solutions International, Inc.*	3	41
Astronics Corp. — Class B*	1	38
Gener8 Maritime, Inc.*	5	35
Golden Ocean Group Ltd.*	50	35
Safe Bulkers, Inc.	27	22
NL Industries, Inc.*	6	14
Eagle Bulk Shipping, Inc.*	16	6
Ultrapetrol Bahamas Ltd.*	16	4
Total Industrial		151,674
Technology - 4.9%
Tyler Technologies, Inc.*	25	3,215
Manhattan Associates, Inc.*	53	3,014
Microsemi Corp.*	78	2,988
Guidewire Software, Inc.*	51	2,778
EPAM Systems, Inc.*	36	2,688
MAXIMUS, Inc.	49	2,579
Cavium, Inc.*	40	2,446
Fair Isaac Corp.	23	2,440
Take-Two Interactive Software, Inc.*	61	2,297
Aspen Technology, Inc.*	61	2,204
j2 Global, Inc.	35	2,154
Synaptics, Inc.*	27	2,152
Blackbaud, Inc.	34	2,138
Integrated Device Technology, Inc.*	99	2,024
Convergys Corp.	71	1,972
SYNNEX Corp.	21	1,944
CACI International, Inc. — Class A*	18	1,921
Qlik Technologies, Inc.*	65	1,880
Science Applications International Corp.	34	1,814
Monolithic Power Systems, Inc.	28	1,782
ACI Worldwide, Inc.*	84	1,746
Fairchild Semiconductor International, Inc. — Class A*	83	1,660
Cirrus Logic, Inc.*	45	1,638
NetScout Systems, Inc.*	68	1,563
Medidata Solutions, Inc.*	40	1,548
CommVault Systems, Inc.*	35	1,511

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Technology - 4.9% (continued)
Proofpoint, Inc.*	28	$1,506
Mentor Graphics Corp.	73	1,484
Electronics for Imaging, Inc.*	35	1,484
Verint Systems, Inc.*	44	1,470
MKS Instruments, Inc.	38	1,430
Silicon Laboratories, Inc.*	31	1,394
Entegris, Inc.*	101	1,376
Diebold, Inc.	47	1,358
Advanced Micro Devices, Inc.*	467	1,330
Cornerstone OnDemand, Inc.*	39	1,278
Intersil Corp. — Class A	95	1,270
MicroStrategy, Inc. — Class A*	7	1,258
ExlService Holdings, Inc.*	24	1,243
Rovi Corp.*	60	1,231
Acxiom Corp.*	57	1,222
Cray, Inc.*	29	1,215
Tessera Technologies, Inc.	39	1,209
FleetMatics Group plc*	29	1,181
Syntel, Inc.*	23	1,148
Rambus, Inc.*	83	1,142
Semtech Corp.*	49	1,078
Power Integrations, Inc.	21	1,043
CSG Systems International, Inc.	23	1,039
Imperva, Inc.*	20	1,010
Stratasys Ltd.*	38	985
Ambarella, Inc.*	22	983
Demandware, Inc.*	24	938
Inphi Corp.*	28	934
Super Micro Computer, Inc.*	27	920
Synchronoss Technologies, Inc.*	28	906
Bottomline Technologies de, Inc.*	29	884
Sykes Enterprises, Inc.*	29	875
Progress Software Corp.*	36	868
QLogic Corp.*	64	860
BroadSoft, Inc.*	21	847
RealPage, Inc.*	40	834
Paycom Software, Inc.*	23	819
Insight Enterprises, Inc.*	28	802
M/A-COM Technology Solutions Holdings, Inc.*	18	788
Virtusa Corp.*	21	787
Ebix, Inc.	19	775
Luxoft Holding, Inc.*	14	770
Envestnet, Inc.*	28	762
Cabot Microelectronics Corp.	18	736
Omnicell, Inc.*	26	725
MaxLinear, Inc. — Class A*	38	703
Monotype Imaging Holdings, Inc.	29	694
MTS Systems Corp.	11	669
Callidus Software, Inc.*	40	667
Pegasystems, Inc.	26	660
HubSpot, Inc.*	15	654
ManTech International Corp. — Class A	18	576
Veeco Instruments, Inc.*	29	565
Quality Systems, Inc.	36	548
Diodes, Inc.*	27	543
SPS Commerce, Inc.*	12	515
Photronics, Inc.*	49	510
Interactive Intelligence Group, Inc.*	14	510
Brooks Automation, Inc.	49	510
Mercury Systems, Inc.*	25	508
InvenSense, Inc. — Class A*	57	479
Lattice Semiconductor Corp.*	84	477
Ultratech, Inc.*	21	459
Qualys, Inc.*	18	455
2U, Inc.*	19	429
Amkor Technology, Inc.*	72	424
Computer Programs & Systems, Inc.	8	417
inContact, Inc.*	46	409
Silver Spring Networks, Inc.*	27	398
Applied Micro Circuits Corp.*	60	388
Cvent, Inc.*	18	385
pdvWireless, Inc.*	11	378
Xura, Inc.*	18	354
Epiq Systems, Inc.	23	345
Globant S.A.*	11	339
CEVA, Inc.*	15	338
TeleTech Holdings, Inc.	12	333
Rudolph Technologies, Inc.*	23	314
FormFactor, Inc.*	42	305
Nimble Storage, Inc.*	37	291
Pure Storage, Inc. — Class A*	21	287
Unisys Corp.*	37	285
Actua Corp.*	31	281
SciQuest, Inc.*	20	278
Xcerra Corp.*	42	274
Nanometrics, Inc.*	17	269
PDF Solutions, Inc.*	20	268
Engility Holdings, Inc.*	14	263
LivePerson, Inc.*	42	246
Glu Mobile, Inc.*	86	243
Vocera Communications, Inc.*	19	242
Axcelis Technologies, Inc.*	82	230
Tangoe, Inc.*	29	229
Sapiens International Corporation N.V.	19	228
Cohu, Inc.	19	226
InnerWorkings, Inc.*	27	215
IXYS Corp.	19	213
PROS Holdings, Inc.*	18	212
Press Ganey Holdings, Inc.*	7	211
Cascade Microtech, Inc.*	10	206
Benefitfocus, Inc.*	6	200
Mattson Technology, Inc.*	54	197
Alpha & Omega Semiconductor Ltd.*	16	190
Silicon Graphics International Corp.*	25	178
Immersion Corp.*	21	173
Model N, Inc.*	16	172
Sigma Designs, Inc.*	25	170
Digi International, Inc.*	18	170
Avid Technology, Inc.*	25	169
American Software, Inc. — Class A	18	162

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Technology - 4.9% (continued)
Exar Corp.*	28	$161
KEYW Holding Corp.*	24	159
TubeMogul, Inc.*	12	155
Digimarc Corp.*	5	152
Five9, Inc.*	17	151
QAD, Inc. — Class A	7	149
DSP Group, Inc.*	16	146
MobileIron, Inc.*	32	145
Brightcove, Inc.*	23	144
Eastman Kodak Co.*	13	141
Seachange International, Inc.*	25	138
Datalink Corp.*	15	137
Jive Software, Inc.*	35	132
New Relic, Inc.*	5	130
OPOWER, Inc.*	19	129
Varonis Systems, Inc.*	7	128
Ultra Clean Holdings, Inc.*	23	123
Ciber, Inc.*	58	122
Agilysys, Inc.*	11	112
Evolent Health, Inc. — Class A*	10	106
ExOne Co.*	8	105
Carbonite, Inc.*	13	104
Quantum Corp.*	158	96
Barracuda Networks, Inc.*	6	92
Everyday Health, Inc.*	16	90
Castlight Health, Inc. — Class B*	25	83
Kopin Corp.*	50	83
Park City Group, Inc.*	8	72
Amber Road, Inc.*	13	70
EMCORE Corp.*	14	70
Workiva, Inc.*	6	70
Guidance Software, Inc.*	15	65
Hortonworks, Inc.*	5	57
Apigee Corp.*	6	50
Digital Turbine, Inc.*	40	48
Imation Corp.*	23	36
Violin Memory, Inc.*	68	36
MINDBODY, Inc. — Class A*	2	27
Appfolio, Inc. — Class A*	2	24
Instructure, Inc.*	1	18
Xactly Corp.*	2	14
Code Rebel Corp.*	1	5
Total Technology		131,604
Communications - 2.7%
ViaSat, Inc.*	31	2,277
Houghton Mifflin Harcourt Co.*	90	1,795
Ciena Corp.*	90	1,712
WebMD Health Corp. — Class A*	27	1,691
Infinera Corp.*	97	1,557
Sinclair Broadcast Group, Inc. — Class A	48	1,476
InterDigital, Inc.	26	1,447
GrubHub, Inc.*	55	1,383
Finisar Corp.*	75	1,368
Cogent Communications Holdings, Inc.	33	1,288
New York Times Co. — Class A	101	1,258
Time, Inc.	80	1,235
Meredith Corp.	26	1,235
Shutterfly, Inc.*	26	1,206
Media General, Inc.*	69	1,125
Polycom, Inc.*	97	1,082
Stamps.com, Inc.*	10	1,063
comScore, Inc.*	35	1,052
Anixter International, Inc.*	20	1,042
Plantronics, Inc.	26	1,019
Nexstar Broadcasting Group, Inc. — Class A	23	1,018
Shenandoah Telecommunications Co.	37	989
NeuStar, Inc. — Class A*	40	985
Consolidated Communications Holdings, Inc.	37	953
DigitalGlobe, Inc.*	54	934
NETGEAR, Inc.*	23	929
LogMeIn, Inc.*	18	908
West Corp.	38	867
NIC, Inc.	47	847
Zendesk, Inc.*	39	817
MDC Partners, Inc. — Class A	33	779
ADTRAN, Inc.	37	748
Scholastic Corp.	20	747
Infoblox, Inc.*	43	735
Ubiquiti Networks, Inc.*	21	699
EW Scripps Co. — Class A	43	670
Web.com Group, Inc.*	33	654
8x8, Inc.*	65	654
Wayfair, Inc. — Class A*	15	648
Gigamon, Inc.*	20	620
Vonage Holdings Corp.*	135	617
RingCentral, Inc. — Class A*	39	614
Atlantic Tele-Network, Inc.	8	607
AVG Technologies N.V.*	29	602
Cincinnati Bell, Inc.*	154	596
Perficient, Inc.*	27	586
Ixia*	45	561
Windstream Holdings, Inc.	73	561
New Media Investment Group, Inc.	33	550
Gray Television, Inc.*	46	539
Ruckus Wireless, Inc.*	54	530
Shutterstock, Inc.*	14	514
Globalstar, Inc.*	346	509
Marketo, Inc.*	25	489
Iridium Communications, Inc.*	61	480
General Communication, Inc. — Class A*	26	476
Quotient Technology, Inc.*	44	466
CalAmp Corp.*	26	466
Gogo, Inc.*	42	462
Endurance International Group Holdings, Inc.*	43	453
Bankrate, Inc.*	49	449
ORBCOMM, Inc.*	44	446
HealthStream, Inc.*	19	420
EarthLink Holdings Corp.	74	420
World Wrestling Entertainment, Inc. — Class A	22	389
Inteliquent, Inc.	24	385

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Communications - 2.7% (continued)
Oclaro, Inc.*	70	$377
ShoreTel, Inc.*	47	349
Entravision Communications Corp. — Class A	47	350
FTD Companies, Inc.*	13	341
Q2 Holdings, Inc.*	14	337
Lands' End, Inc.*	13	332
Rubicon Project, Inc.*	18	329
VASCO Data Security International, Inc.*	21	323
ePlus, Inc.*	4	322
Loral Space & Communications, Inc.*	9	316
GTT Communications, Inc.*	19	314
XO Group, Inc.*	19	305
NeoPhotonics Corp.*	21	295
Wix.com Ltd.*	14	284
Global Eagle Entertainment, Inc.*	33	282
Comtech Telecommunications Corp.	12	280
Spok Holdings, Inc.	16	280
Sonus Networks, Inc.*	37	279
Angie's List, Inc.*	33	266
DHI Group, Inc.*	33	266
Textura Corp.*	14	261
Chegg, Inc.*	56	250
Lionbridge Technologies, Inc.*	47	238
Intralinks Holdings, Inc.*	30	236
Calix, Inc.*	33	234
Blue Nile, Inc.	9	231
Extreme Networks, Inc.*	73	227
RetailMeNot, Inc.*	28	224
FairPoint Communications, Inc.*	15	223
Straight Path Communications, Inc. — Class B*	7	217
Journal Media Group, Inc.	18	216
Harmonic, Inc.*	65	213
TrueCar, Inc.*	38	212
Boingo Wireless, Inc.*	27	209
Lumos Networks Corp.*	16	205
IDT Corp. — Class B	13	203
Safeguard Scientifics, Inc.*	15	199
Daily Journal Corp.*	1	196
Entercom Communications Corp. — Class A*	18	191
Hawaiian Telcom Holdco, Inc.*	8	188
ChannelAdvisor Corp.*	16	180
Zix Corp.*	43	169
Tribune Publishing Co.	21	162
Clearfield, Inc.*	10	161
VirnetX Holding Corp.*	33	151
Blucora, Inc.*	29	150
Black Box Corp.	11	148
A10 Networks, Inc.*	25	148
Alliance Fiber Optic Products, Inc.*	10	148
1-800-Flowers.com, Inc. — Class A*	18	142
Bazaarvoice, Inc.*	45	142
Reis, Inc.	6	141
Central European Media Enterprises Ltd. — Class A*	54	138
Overstock.com, Inc.*	9	129
Crown Media Holdings, Inc. — Class A*	25	127
United Online, Inc.*	11	127
RigNet, Inc.*	9	123
Etsy, Inc.*	14	122
Saga Communications, Inc. — Class A	3	120
NTELOS Holdings Corp.*	13	120
Telenav, Inc.*	20	118
KVH Industries, Inc.*	12	115
Box, Inc. — Class A*	9	110
Preformed Line Products Co.	3	110
Internap Corp.*	39	106
TechTarget, Inc.*	14	104
Marchex, Inc. — Class B	23	102
Hemisphere Media Group, Inc.*	7	92
QuinStreet, Inc.*	26	89
Harte-Hanks, Inc.	35	89
Liquidity Services, Inc.*	17	88
Aerohive Networks, Inc.*	17	85
Limelight Networks, Inc.*	45	81
Townsquare Media, Inc. — Class A*	7	78
HC2 Holdings, Inc.*	19	73
Rocket Fuel, Inc.*	22	69
RealNetworks, Inc.*	17	69
Marin Software, Inc.*	22	66
Cumulus Media, Inc. — Class A*	116	54
Intelsat S.A.*	21	53
Novatel Wireless, Inc.*	27	48
Sizmek, Inc.*	16	46
EVINE Live, Inc.*	37	43
ModusLink Global Solutions, Inc.*	28	41
Travelzoo, Inc.*	5	41
Rapid7, Inc.*	2	26
Corindus Vascular Robotics, Inc.*	16	16
Connecture, Inc.*	5	13
MaxPoint Interactive, Inc.*	5	9
Total Communications		72,181
Utilities - 1.9%
Piedmont Natural Gas Company, Inc.	57	3,409
IDACORP, Inc.	37	2,760
WGL Holdings, Inc.	36	2,605
Portland General Electric Co.	64	2,527
Cleco Corp.	44	2,429
ONE Gas, Inc.	38	2,322
Southwest Gas Corp.	34	2,239
Laclede Group, Inc.	33	2,236
Black Hills Corp.	37	2,225
NorthWestern Corp.	36	2,223
New Jersey Resources Corp.	61	2,222
ALLETE, Inc.	36	2,019

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Utilities - 1.9% (continued)
PNM Resources, Inc.	57	$1,922
Avista Corp.	45	1,835
South Jersey Industries, Inc.	50	1,423
El Paso Electric Co.	30	1,376
MGE Energy, Inc.	25	1,306
Dynegy, Inc.*	89	1,279
Ormat Technologies, Inc.	27	1,114
American States Water Co.	28	1,101
Empire District Electric Co.	33	1,091
Northwest Natural Gas Co.	20	1,077
California Water Service Group	37	989
Otter Tail Corp.	27	800
Chesapeake Utilities Corp.	12	756
NRG Yield, Inc. — Class C	45	641
Abengoa Yield plc	35	622
Talen Energy Corp.*	62	558
Unitil Corp.	11	467
SJW Corp.	12	436
Middlesex Water Co.	12	370
Connecticut Water Service, Inc.	8	361
NRG Yield, Inc. — Class A	25	339
York Water Co.	9	275
Atlantic Power Corp.	88	216
PICO Holdings, Inc.*	17	174
Artesian Resources Corp. — Class A	6	168
EnerNOC, Inc.*	20	150
Consolidated Water Company Ltd.	11	134
Genie Energy Ltd. — Class B*	10	76
Ameresco, Inc. — Class A*	15	72
Spark Energy, Inc. — Class A	2	36
Total Utilities		50,380
Basic Materials - 1.3%
Sensient Technologies Corp.	34	2,157
Olin Corp.	120	2,085
PolyOne Corp.	65	1,966
HB Fuller Co.	37	1,570
Balchem Corp.	23	1,426
Minerals Technologies, Inc.	25	1,421
Commercial Metals Co.	83	1,409
Chemtura Corp.*	49	1,294
Worthington Industries, Inc.	36	1,283
Carpenter Technology Corp.	34	1,164
Axiall Corp.	52	1,136
US Silica Holdings, Inc.	46	1,045
Kaiser Aluminum Corp.	12	1,014
Stillwater Mining Co.*	87	927
Quaker Chemical Corp.	10	849
Stepan Co.	15	829
Innospec, Inc.	18	780
Neenah Paper, Inc.	12	763
Hecla Mining Co.	270	751
Schweitzer-Mauduit International, Inc.	22	693
PH Glatfelter Co.	33	684
Clearwater Paper Corp.*	13	631
Ferro Corp.*	53	629
A. Schulman, Inc.	21	572
Calgon Carbon Corp.	40	561
Coeur Mining, Inc.*	99	556
AK Steel Holding Corp.*	129	533
Aceto Corp.	22	518
Univar, Inc.*	29	498
Deltic Timber Corp.	8	481
Innophos Holdings, Inc.	15	464
Ferroglobe plc	48	423
Materion Corp.	15	397
Kraton Performance Polymers, Inc.*	22	381
Schnitzer Steel Industries, Inc. — Class A	19	350
American Vanguard Corp.*	22	347
Cliffs Natural Resources, Inc.*	113	339
Koppers Holdings, Inc.*	15	337
Rayonier Advanced Materials, Inc.	34	323
Tronox Ltd. — Class A	46	294
Hawkins, Inc.	8	289
Century Aluminum Co.*	36	254
Landec Corp.*	20	210
Orchids Paper Products Co.	7	193
OMNOVA Solutions, Inc.*	34	189
Oil-Dri Corporation of America	5	169
KMG Chemicals, Inc.	7	161
United States Lime & Minerals, Inc.	2	120
Kronos Worldwide, Inc.	16	92
Energy Fuels, Inc.*	33	73
Uranium Energy Corp.*	70	52
Intrepid Potash, Inc.*	41	46
Ryerson Holding Corp.*	8	44
Rentech, Inc.*	19	42
Valhi, Inc.	15	18
Horsehead Holding Corp.*	41	6
Total Basic Materials		35,838
Energy - 1.1%
PDC Energy, Inc.*	34	2,021
Parsley Energy, Inc. — Class A*	73	1,649
Western Refining, Inc.	52	1,513
RSP Permian, Inc.*	47	1,365
Carrizo Oil & Gas, Inc.*	42	1,299
Oil States International, Inc.*	38	1,197
Matador Resources Co.*	58	1,099
MRC Global, Inc.*	74	972
Oasis Petroleum, Inc.*	132	961
Pattern Energy Group, Inc.	40	763
SemGroup Corp. — Class A	32	717
McDermott International, Inc.*	175	716
SEACOR Holdings, Inc.*	13	708
Synergy Resources Corp.*	87	675
Delek US Holdings, Inc.	43	655
Callon Petroleum Co.*	70	620
Forum Energy Technologies, Inc.*	43	567
Bristow Group, Inc.	26	492
Helix Energy Solutions Group, Inc.*	78	437
Atwood Oceanics, Inc.	47	431
Green Plains, Inc.	27	431

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 44.6% (continued)
Energy - 1.1% (continued)
Thermon Group Holdings, Inc.*	23	$403
Archrock, Inc.	50	400
Exterran Corp.*	25	387
TETRA Technologies, Inc.*	58	368
Matrix Service Co.*	19	336
Unit Corp.*	36	317
Renewable Energy Group, Inc.*	33	312
SunCoke Energy, Inc.	47	306
Flotek Industries, Inc.*	38	279
Newpark Resources, Inc.*	61	264
Plug Power, Inc.*	126	258
Sanchez Energy Corp.*	45	247
Tesco Corp.	28	241
Bill Barrett Corp.*	37	229
Alon USA Energy, Inc.	22	227
REX American Resources Corp.*	4	222
FutureFuel Corp.	18	212
Panhandle Oil and Gas, Inc. — Class A	12	208
Par Pacific Holdings, Inc.*	11	206
CARBO Ceramics, Inc.	14	199
Natural Gas Services Group, Inc.*	9	195
Parker Drilling Co.*	88	186
Northern Oil and Gas, Inc.*	45	180
PHI, Inc.*	9	170
Era Group, Inc.*	18	169
Trecora Resources*	16	154
Clean Energy Fuels Corp.*	51	149
Contango Oil & Gas Co.*	12	141
EXCO Resources, Inc.*	130	129
Fairmount Santrol Holdings, Inc.*	48	120
Solazyme, Inc.*	59	120
Gulfmark Offshore, Inc. — Class A*	19	117
Geospace Technologies Corp.*	9	111
FuelCell Energy, Inc.*	16	108
Pacific Ethanol, Inc.*	23	108
Ring Energy, Inc.*	21	106
Pioneer Energy Services Corp.*	47	103
Basic Energy Services, Inc.*	35	97
Westmoreland Coal Co.*	13	94
Evolution Petroleum Corp.	19	92
Cloud Peak Energy, Inc.*	44	86
Isramco, Inc.*	1	82
Adams Resources & Energy, Inc.	2	80
TerraForm Global, Inc. — Class A	31	74
Abraxas Petroleum Corp.*	70	71
Jones Energy, Inc. — Class A*	21	70
Gastar Exploration, Inc.*	59	65
C&J Energy Services Ltd.*	42	59
Bonanza Creek Energy, Inc.*	37	59
Independence Contract Drilling, Inc.*	12	57
ION Geophysical Corp.*	7	57
Ultra Petroleum Corp.*	110	55
W&T Offshore, Inc.*	25	55
Halcon Resources Corp.*	54	52
Eclipse Resources Corp.*	35	50
Enphase Energy, Inc.*	21	49
Clayton Williams Energy, Inc.*	5	45
Energy XXI Ltd.	69	43
Hallador Energy Co.	9	41
Key Energy Services, Inc.*	110	41
Vivint Solar, Inc.*	15	40
Approach Resources, Inc.*	30	35
Stone Energy Corp.*	42	33
Peabody Energy Corp.*	14	32
Sunrun, Inc.*	5	32
Rex Energy Corp.*	41	32
Seventy Seven Energy, Inc.*	46	27
Earthstone Energy, Inc.*	2	24
Erin Energy Corp.*	10	19
Triangle Petroleum Corp.*	33	18
SandRidge Energy, Inc.*	315	18
TransAtlantic Petroleum Ltd.*	20	15
North Atlantic Drilling Ltd.*	5	14
Penn Virginia Corp.*	63	10
Magnum Hunter Resources Corp.*	146	1
Total Energy		29,099
Diversified - 0.1%
HRG Group, Inc.*	58	809
National Bank Holdings Corp. — Class A	24	489
Resource America, Inc. — Class A	11	63
Total Diversified		1,361
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	23	557
Total Common Stocks
(Cost $927,707)		1,191,964

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	4	–
Imperial Holdings, Inc.
$10.75, 10/06/19*	1	–
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	25	–
Total Warrants
(Cost $19)		–

RIGHTS†† - 0.0%
Vince Holding Corp.
Expires 04/14/16*	13	3
Leap Wireless International, Inc.
Expires 03/06/17*,†††	78	–
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,†††	10	–
Dyax Corp.
Expires 01/25/17*,†††	106	–
Total Rights
(Cost $63)		3

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 19.2%
Guggenheim Strategy Fund I1	20,631	$511,860
Total Mutual Funds
(Cost $512,481)		511,860

	Face Amount
REPURCHASE AGREEMENTS††,2 - 25.6%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[3]	$347,414	347,414
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	176,772	176,772
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	106,824	106,824
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	53,412	53,412
Total Repurchase Agreements
(Cost $684,422)		684,422
Total Investments - 89.4%
(Cost $2,124,692)		$2,388,249
Other Assets & Liabilities, net - 10.6%		283,389
Total Net Assets - 100.0%		$2,671,638

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $221,780)	2	$4,371

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2016 Russell 2000 Index Swap 0.40%[4], Terminating 04/27/16 (Notional Value $758,394)	681	$23,602
Barclays Bank plc April 2016 Russell 2000 Index Swap 0.40%[4], Terminating 04/29/16 (Notional Value $2,973,818)	2,669	12,586
Credit Suisse Capital, LLC April 2016 Russell 2000 Index Swap 0.43%[4], Terminating 04/26/16 (Notional Value $189,146)	170	6,666
(Total Notional Value $3,921,358)		$42,854

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,191,894	$—	$70	$—	$—	$1,191,964
Equity Futures Contracts	—	4,371	—	—	—	4,371
Equity Index Swap Agreements	—	—	—	42,854	—	42,854
Mutual Funds	511,860	—	—	—	—	511,860
Repurchase Agreements	—	—	684,422	—	—	684,422
Rights	—	—	3	—	—	3
Warrants	—	—	—	—	—	—
Total	$1,703,754	$4,371	$684,495	$42,854	$—	$2,435,474

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 56.7%
Consumer, Non-cyclical - 13.6%
Johnson & Johnson	2,109	$228,194
Procter & Gamble Co.	2,029	167,007
Coca-Cola Co.	2,979	138,197
Pfizer, Inc.	4,624	137,055
Philip Morris International, Inc.	1,184	116,162
PepsiCo, Inc.	1,105	113,240
Merck & Company, Inc.	2,122	112,275
Gilead Sciences, Inc.	1,045	95,994
Altria Group, Inc.	1,497	93,802
UnitedHealth Group, Inc.	726	93,582
Amgen, Inc.	576	86,360
Bristol-Myers Squibb Co.	1,276	81,511
Allergan plc*	301	80,677
Medtronic plc	1,075	80,626
AbbVie, Inc.	1,232	70,372
Celgene Corp.*	598	59,854
Eli Lilly & Co.	744	53,575
Colgate-Palmolive Co.	682	48,183
Mondelez International, Inc. — Class A	1,199	48,104
Abbott Laboratories	1,126	47,100
Biogen, Inc.*	167	43,473
Danaher Corp.	457	43,351
Thermo Fisher Scientific, Inc.	303	42,902
Kimberly-Clark Corp.	276	37,125
Kraft Heinz Co.	455	35,745
Express Scripts Holding Co.*	511	35,101
PayPal Holdings, Inc.*	851	32,849
Reynolds American, Inc.	633	31,846
Automatic Data Processing, Inc.	349	31,310
Aetna, Inc.	267	29,997
General Mills, Inc.	454	28,761
Kroger Co.	745	28,497
Anthem, Inc.	200	27,798
McKesson Corp.	175	27,519
Cigna Corp.	196	26,899
Stryker Corp.	239	25,643
Becton Dickinson and Co.	162	24,595
Alexion Pharmaceuticals, Inc.*	172	23,946
Regeneron Pharmaceuticals, Inc.*	60	21,626
Baxalta, Inc.	519	20,968
Humana, Inc.	113	20,673
Cardinal Health, Inc.	252	20,651
Constellation Brands, Inc. — Class A	135	20,397
McGraw Hill Financial, Inc.	203	20,093
Boston Scientific Corp.*	1,031	19,393
Sysco Corp.	402	18,785
Illumina, Inc.*	113	18,318
HCA Holdings, Inc.*	234	18,263
Baxter International, Inc.	418	17,171
Intuitive Surgical, Inc.*	28	16,829
Archer-Daniels-Midland Co.	455	16,521
Estee Lauder Companies, Inc. — Class A	170	16,033
Zoetis, Inc.	350	15,516
Monster Beverage Corp.*	115	15,339
Vertex Pharmaceuticals, Inc.*	188	14,944
Tyson Foods, Inc. — Class A	224	14,932
ConAgra Foods, Inc.	332	14,814
Kellogg Co.	193	14,774
Zimmer Biomet Holdings, Inc.	137	14,608
Mylan N.V.*	315	14,600
Nielsen Holdings plc	277	14,587
Edwards Lifesciences Corp.*	164	14,466
Perrigo Company plc	112	14,328
Molson Coors Brewing Co. — Class B	140	13,465
AmerisourceBergen Corp. — Class A	149	12,896
Dr Pepper Snapple Group, Inc.	144	12,876
Clorox Co.	99	12,480
Moody's Corp.	129	12,456
Mead Johnson Nutrition Co. — Class A	143	12,151
St. Jude Medical, Inc.	217	11,935
JM Smucker Co.	91	11,815
CR Bard, Inc.	56	11,350
DENTSPLY SIRONA, Inc.	184	11,340
Henry Schein, Inc.*	63	10,876
Equifax, Inc.	91	10,400
Hershey Co.	110	10,130
Verisk Analytics, Inc. — Class A*	119	9,510
DaVita HealthCare Partners, Inc.*	126	9,246
Laboratory Corporation of America Holdings*	78	9,136
Church & Dwight Company, Inc.	99	9,126
Hormel Foods Corp.	206	8,907
Campbell Soup Co.	138	8,803
McCormick & Company, Inc.	88	8,754
Universal Health Services, Inc. — Class B	69	8,606
Coca-Cola Enterprises, Inc.	160	8,118
Centene Corp.*	130	8,004
Quest Diagnostics, Inc.	109	7,788
Whole Foods Market, Inc.	248	7,715
Brown-Forman Corp. — Class B	77	7,582
Western Union Co.	383	7,388
Hologic, Inc.*	189	6,521
Cintas Corp.	68	6,107
Total System Services, Inc.	128	6,090
Varian Medical Systems, Inc.*	73	5,841
ADT Corp.	127	5,240
Mallinckrodt plc*	85	5,209
Avery Dennison Corp.	68	4,903
H&R Block, Inc.	181	4,782
Robert Half International, Inc.	100	4,658
Endo International plc*	156	4,391
United Rentals, Inc.*	70	4,353
Patterson Companies, Inc.	64	2,978
Quanta Services, Inc.*	123	2,775
Tenet Healthcare Corp.*	75	2,170
Total Consumer, Non-cyclical		3,296,727

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 56.7% (continued)
Financial - 9.5%
Berkshire Hathaway, Inc. — Class B*	1,433	$203,315
Wells Fargo & Co.	3,532	170,807
JPMorgan Chase & Co.	2,806	166,171
Visa, Inc. — Class A	1,467	112,197
Bank of America Corp.	7,894	106,727
Citigroup, Inc.	2,254	94,105
MasterCard, Inc. — Class A	750	70,875
U.S. Bancorp	1,248	50,656
Simon Property Group, Inc.	237	49,222
American International Group, Inc.	879	47,510
Goldman Sachs Group, Inc.	300	47,094
Chubb Ltd.	353	42,060
American Express Co.	626	38,436
MetLife, Inc.	839	36,866
American Tower Corp. — Class A	324	33,167
BlackRock, Inc. — Class A	96	32,696
PNC Financial Services Group, Inc.	384	32,475
Public Storage	113	31,169
Bank of New York Mellon Corp.	823	30,311
Morgan Stanley	1,167	29,187
Capital One Financial Corp.	404	28,001
Travelers Companies, Inc.	226	26,376
Charles Schwab Corp.	919	25,751
CME Group, Inc. — Class A	259	24,877
Prudential Financial, Inc.	341	24,627
Marsh & McLennan Companies, Inc.	399	24,255
Crown Castle International Corp.	256	22,144
Aon plc	206	21,517
Intercontinental Exchange, Inc.	91	21,398
Equity Residential	280	21,008
Aflac, Inc.	321	20,268
AvalonBay Communities, Inc.	105	19,971
BB&T Corp.	596	19,829
Allstate Corp.	289	19,470
Welltower, Inc.	272	18,860
Weyerhaeuser Co.	604	18,712
Synchrony Financial*	638	18,285
State Street Corp.	306	17,907
Prologis, Inc.	401	17,716
Equinix, Inc.	53	17,528
Ventas, Inc.	257	16,181
Discover Financial Services	317	16,142
Progressive Corp.	447	15,708
Boston Properties, Inc.	117	14,868
Hartford Financial Services Group, Inc.	303	13,962
T. Rowe Price Group, Inc.	190	13,957
SunTrust Banks, Inc.	386	13,927
M&T Bank Corp.	121	13,431
General Growth Properties, Inc.	446	13,260
Vornado Realty Trust	135	12,748
Willis Towers Watson plc	105	12,459
Ameriprise Financial, Inc.	130	12,221
Realty Income Corp.	192	12,002
Essex Property Trust, Inc.	50	11,693
HCP, Inc.	355	11,566
Franklin Resources, Inc.	285	11,129
Northern Trust Corp.	165	10,753
Alliance Data Systems Corp.*	46	10,120
Fifth Third Bancorp	598	9,981
Invesco Ltd.	318	9,785
Host Hotels & Resorts, Inc.	576	9,619
Kimco Realty Corp.	316	9,094
Extra Space Storage, Inc.	96	8,972
Citizens Financial Group, Inc.	404	8,464
Federal Realty Investment Trust	54	8,427
XL Group plc — Class A	223	8,206
Principal Financial Group, Inc.	207	8,166
UDR, Inc.	205	7,899
Loews Corp.	205	7,843
Regions Financial Corp.	985	7,732
Macerich Co.	97	7,686
SL Green Realty Corp.	77	7,460
Cincinnati Financial Corp.	113	7,386
Lincoln National Corp.	185	7,252
KeyCorp	639	7,055
Affiliated Managers Group, Inc.*	41	6,658
CBRE Group, Inc. — Class A*	222	6,398
Nasdaq, Inc.	88	5,841
Huntington Bancshares, Inc.	609	5,810
Unum Group	183	5,658
E*TRADE Financial Corp.*	215	5,265
Comerica, Inc.	134	5,075
Apartment Investment & Management Co. — Class A	121	5,060
Iron Mountain, Inc.	147	4,985
Torchmark Corp.	86	4,658
Assurant, Inc.	50	3,858
Zions Bancorporation	157	3,801
People's United Financial, Inc.	237	3,775
Navient Corp.	262	3,136
Legg Mason, Inc.	83	2,878
Total Financial		2,303,556
Communications - 7.5%
Facebook, Inc. — Class A*	1,754	200,131
AT&T, Inc.	4,703	184,217
Amazon.com, Inc.*	295	175,124
Alphabet, Inc. — Class A*	224	170,889
Alphabet, Inc. — Class C*	227	169,104
Verizon Communications, Inc.	3,115	168,459
Walt Disney Co.	1,148	114,008
Comcast Corp. — Class A	1,860	113,609
Cisco Systems, Inc.	3,847	109,524
Priceline Group, Inc.*	38	48,980
Time Warner Cable, Inc.	216	44,198
Time Warner, Inc.	605	43,893
Netflix, Inc.*	327	33,429
Yahoo!, Inc.*	665	24,479
Twenty-First Century Fox, Inc. — Class A	856	23,865
eBay, Inc.*	829	19,780
CBS Corp. — Class B	323	17,794
Omnicom Group, Inc.	183	15,231
CenturyLink, Inc.	416	13,295
Level 3 Communications, Inc.*	221	11,680

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 56.7% (continued)
Communications - 7.5% (continued)
Viacom, Inc. — Class B	264	$10,898
Expedia, Inc.	91	9,812
Twenty-First Century Fox, Inc. — Class B	330	9,306
Motorola Solutions, Inc.	122	9,235
Symantec Corp.	499	9,172
Interpublic Group of Companies, Inc.	308	7,069
Juniper Networks, Inc.	269	6,862
VeriSign, Inc.*	74	6,552
TripAdvisor, Inc.*	87	5,786
F5 Networks, Inc.*	53	5,610
Cablevision Systems Corp. — Class A	170	5,610
Frontier Communications Corp.	893	4,992
Discovery Communications, Inc. — Class C*	182	4,914
Scripps Networks Interactive, Inc. — Class A	72	4,716
TEGNA, Inc.	168	3,941
News Corp. — Class A	291	3,716
Discovery Communications, Inc. — Class A*	115	3,292
News Corp. — Class B	83	1,100
Total Communications		1,814,272
Technology - 7.5%
Apple, Inc.	4,239	462,009
Microsoft Corp.	6,047	333,977
Intel Corp.	3,612	116,849
International Business Machines Corp.	676	102,381
Oracle Corp.	2,409	98,552
QUALCOMM, Inc.	1,143	58,454
Accenture plc — Class A	480	55,392
Texas Instruments, Inc.	768	44,099
Broadcom Ltd.	283	43,723
EMC Corp.	1,488	39,655
Adobe Systems, Inc.*	381	35,738
salesforce.com, Inc.*	482	35,586
Cognizant Technology Solutions Corp. — Class A*	466	29,218
Hewlett Packard Enterprise Co.	1,313	23,279
Intuit, Inc.	196	20,386
Applied Materials, Inc.	864	18,299
Fiserv, Inc.*	171	17,542
HP, Inc.	1,320	16,262
Electronic Arts, Inc.*	237	15,668
Analog Devices, Inc.	237	14,028
NVIDIA Corp.	391	13,931
Fidelity National Information Services, Inc.	211	13,358
Paychex, Inc.	246	13,286
Activision Blizzard, Inc.	388	13,130
Cerner Corp.*	231	12,234
SanDisk Corp.	154	11,716
Skyworks Solutions, Inc.	147	11,451
Red Hat, Inc.*	140	10,431
Autodesk, Inc.*	172	10,029
Lam Research Corp.	121	9,995
Citrix Systems, Inc.*	118	9,272
Xilinx, Inc.	195	9,249
KLA-Tencor Corp.	120	8,737
Western Digital Corp.	178	8,409
Micron Technology, Inc.*	794	8,313
Linear Technology Corp.	183	8,154
Xerox Corp.	728	8,124
Seagate Technology plc	227	7,820
Akamai Technologies, Inc.*	136	7,558
Microchip Technology, Inc.	156	7,519
CA, Inc.	226	6,959
NetApp, Inc.	221	6,031
Qorvo, Inc.*	99	4,991
Pitney Bowes, Inc.	147	3,166
Dun & Bradstreet Corp.	28	2,886
CSRA, Inc.	104	2,798
Teradata Corp.*	101	2,650
Total Technology		1,813,294
Consumer, Cyclical - 6.0%
Home Depot, Inc.	970	129,427
CVS Health Corp.	841	87,237
McDonald's Corp.	690	86,720
Wal-Mart Stores, Inc.	1,200	82,187
Starbucks Corp.	1,129	67,401
NIKE, Inc. — Class B	1,032	63,437
Walgreens Boots Alliance, Inc.	661	55,683
Costco Wholesale Corp.	337	53,104
Lowe's Companies, Inc.	700	53,025
Ford Motor Co.	2,982	40,257
TJX Companies, Inc.	512	40,115
Target Corp.	460	37,849
General Motors Co.	1,075	33,787
Delta Air Lines, Inc.	595	28,964
Yum! Brands, Inc.	312	25,537
Southwest Airlines Co.	488	21,862
O'Reilly Automotive, Inc.*	74	20,251
Johnson Controls, Inc.	495	19,290
AutoZone, Inc.*	24	19,121
Dollar General Corp.	223	19,089
American Airlines Group, Inc.	461	18,906
Carnival Corp.	345	18,206
Ross Stores, Inc.	310	17,949
L Brands, Inc.	194	17,035
VF Corp.	260	16,837
United Continental Holdings, Inc.*	275	16,462
Delphi Automotive plc	213	15,979
Dollar Tree, Inc.*	179	14,760
PACCAR, Inc.	268	14,657
Under Armour, Inc. — Class A*	139	11,791
Genuine Parts Co.	114	11,328
Chipotle Mexican Grill, Inc. — Class A*	23	10,832
Fastenal Co.	220	10,780
Starwood Hotels & Resorts Worldwide, Inc.	129	10,763
Whirlpool Corp.	59	10,640
Royal Caribbean Cruises Ltd.	129	10,597
Macy's, Inc.	237	10,450

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 56.7% (continued)
Consumer, Cyclical - 6.0% (continued)
Marriott International, Inc. — Class A	146	$10,392
WW Grainger, Inc.	43	10,037
Mohawk Industries, Inc.*	49	9,354
Tractor Supply Co.	102	9,227
Advance Auto Parts, Inc.	57	9,139
Newell Rubbermaid, Inc.	204	9,035
Mattel, Inc.	259	8,707
Coach, Inc.	212	8,499
Hanesbrands, Inc.	299	8,474
Michael Kors Holdings Ltd.*	137	7,804
CarMax, Inc.*	150	7,665
DR Horton, Inc.	252	7,617
Signet Jewelers Ltd.	61	7,566
Harley-Davidson, Inc.	140	7,186
Best Buy Company, Inc.	215	6,975
Hasbro, Inc.	86	6,889
Goodyear Tire & Rubber Co.	205	6,761
Kohl's Corp.	145	6,758
Lennar Corp. — Class A	138	6,674
Wyndham Worldwide Corp.	87	6,649
BorgWarner, Inc.	167	6,413
Tiffany & Co.	86	6,311
PVH Corp.	63	6,241
Bed Bath & Beyond, Inc.*	125	6,205
Darden Restaurants, Inc.	89	5,901
Wynn Resorts Ltd.	62	5,793
Nordstrom, Inc.	98	5,607
Staples, Inc.	494	5,449
The Gap, Inc.	172	5,057
Leggett & Platt, Inc.	104	5,034
Harman International Industries, Inc.	54	4,808
PulteGroup, Inc.	243	4,547
Ralph Lauren Corp. — Class A	45	4,332
AutoNation, Inc.*	56	2,614
GameStop Corp. — Class A	80	2,538
Urban Outfitters, Inc.*	67	2,217
Total Consumer, Cyclical		1,462,790
Industrial - 5.3%
General Electric Co.	7,133	226,759
3M Co.	462	76,983
Honeywell International, Inc.	589	65,997
Boeing Co.	476	60,424
United Technologies Corp.	594	59,459
United Parcel Service, Inc. — Class B	528	55,688
Union Pacific Corp.	646	51,390
Lockheed Martin Corp.	202	44,743
Caterpillar, Inc.	444	33,984
FedEx Corp.	196	31,893
General Dynamics Corp.	224	29,427
Raytheon Co.	229	28,082
Northrop Grumman Corp.	138	27,310
Emerson Electric Co.	492	26,755
Illinois Tool Works, Inc.	250	25,610
Eaton Corporation plc	351	21,959
Norfolk Southern Corp.	228	18,981
CSX Corp.	736	18,952
Waste Management, Inc.	317	18,703
Corning, Inc.	852	17,799
Deere & Co.	229	17,631
TE Connectivity Ltd.	283	17,523
Roper Technologies, Inc.	78	14,256
Cummins, Inc.	124	13,633
Amphenol Corp. — Class A	235	13,588
Stanley Black & Decker, Inc.	116	12,204
Ingersoll-Rand plc	196	12,154
Tyco International plc	325	11,931
Parker-Hannifin Corp.	103	11,441
Rockwell Automation, Inc.	100	11,375
Vulcan Materials Co.	102	10,768
Agilent Technologies, Inc.	250	9,962
Rockwell Collins, Inc.	100	9,221
AMETEK, Inc.	180	8,996
Republic Services, Inc. — Class A	183	8,720
Stericycle, Inc.*	65	8,202
Waters Corp.*	62	8,179
CH Robinson Worldwide, Inc.	110	8,165
Masco Corp.	255	8,020
Martin Marietta Materials, Inc.	49	7,816
Ball Corp.	108	7,699
Dover Corp.	119	7,655
Pentair plc	140	7,596
WestRock Co.	194	7,571
Textron, Inc.	207	7,547
Harris Corp.	95	7,397
Sealed Air Corp.	150	7,202
Kansas City Southern	83	7,092
L-3 Communications Holdings, Inc.	59	6,992
Snap-on, Inc.	44	6,908
Expeditors International of Washington, Inc.	139	6,785
J.B. Hunt Transport Services, Inc.	68	5,728
Fluor Corp.	106	5,692
Xylem, Inc.	136	5,562
Allegion plc	73	4,651
Flowserve Corp.	100	4,441
PerkinElmer, Inc.	84	4,155
Jacobs Engineering Group, Inc.*	94	4,094
Garmin Ltd.	90	3,596
FLIR Systems, Inc.	106	3,493
Ryder System, Inc.	41	2,656
Owens-Illinois, Inc.*	123	1,963
Total Industrial		1,291,158
Energy - 3.9%
Exxon Mobil Corp.	3,175	265,398
Chevron Corp.	1,440	137,376
Schlumberger Ltd.	958	70,653
Occidental Petroleum Corp.	584	39,962
ConocoPhillips	946	38,094
Phillips 66	360	31,173
EOG Resources, Inc.	420	30,484
Kinder Morgan, Inc.	1,399	24,986
Halliburton Co.	656	23,432

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 56.7% (continued)
Energy - 3.9% (continued)
Valero Energy Corp.	360	$23,090
Anadarko Petroleum Corp.	389	18,116
Pioneer Natural Resources Co.	125	17,593
Spectra Energy Corp.	514	15,728
Marathon Petroleum Corp.	405	15,058
Baker Hughes, Inc.	335	14,683
Apache Corp.	289	14,106
Devon Energy Corp.	390	10,702
Hess Corp.	202	10,635
Noble Energy, Inc.	328	10,302
Concho Resources, Inc.*	99	10,003
Cameron International Corp.*	146	9,789
National Oilwell Varco, Inc.	287	8,926
Williams Companies, Inc.	521	8,372
Equities Corp.	122	8,206
Cabot Oil & Gas Corp. — Class A	351	7,971
Tesoro Corp.	91	7,827
Columbia Pipeline Group, Inc.	306	7,681
Marathon Oil Corp.	645	7,185
Cimarex Energy Co.	73	7,101
Newfield Exploration Co.*	152	5,054
Helmerich & Payne, Inc.	83	4,873
ONEOK, Inc.	160	4,778
FMC Technologies, Inc.*	174	4,761
Range Resources Corp.	129	4,177
First Solar, Inc.*	59	4,040
Murphy Oil Corp.	124	3,124
Southwestern Energy Co.*	298	2,405
Transocean Ltd.	262	2,395
Chesapeake Energy Corp.	396	1,632
Diamond Offshore Drilling, Inc.	49	1,065
California Resources Corp.	1	1
Total Energy		932,937
Utilities - 2.0%
Duke Energy Corp.	526	42,438
NextEra Energy, Inc.	352	41,656
Southern Co.	698	36,108
Dominion Resources, Inc.	456	34,255
Exelon Corp.	703	25,210
American Electric Power Company, Inc.	375	24,900
PG&E Corp.	377	22,514
PPL Corp.	515	19,606
Sempra Energy	180	18,728
Public Service Enterprise Group, Inc.	387	18,243
Edison International	249	17,901
Consolidated Edison, Inc.	224	17,163
Xcel Energy, Inc.	388	16,226
WEC Energy Group, Inc.	242	14,537
Eversource Energy	243	14,177
DTE Energy Co.	138	12,511
FirstEnergy Corp.	324	11,654
Entergy Corp.	137	10,861
American Water Works Company, Inc.	136	9,374
Ameren Corp.	186	9,319
CMS Energy Corp.	213	9,040
SCANA Corp.	109	7,646
CenterPoint Energy, Inc.	329	6,883
Pinnacle West Capital Corp.	85	6,381
AGL Resources, Inc.	92	5,993
AES Corp.	504	5,947
NiSource, Inc.	244	5,749
TECO Energy, Inc.	180	4,955
NRG Energy, Inc.	241	3,135
Total Utilities		473,110
Basic Materials - 1.4%
Dow Chemical Co.	854	43,434
EI du Pont de Nemours & Co.	667	42,234
Monsanto Co.	337	29,568
Praxair, Inc.	218	24,951
PPG Industries, Inc.	204	22,744
Ecolab, Inc.	203	22,639
LyondellBasell Industries N.V. — Class A	264	22,593
Air Products & Chemicals, Inc.	149	21,463
Sherwin-Williams Co.	60	17,080
International Paper Co.	315	12,928
Nucor Corp.	243	11,494
Newmont Mining Corp.	405	10,765
Freeport-McMoRan, Inc.	957	9,895
Alcoa, Inc.	1,006	9,637
Eastman Chemical Co.	113	8,162
Mosaic Co.	269	7,263
Airgas, Inc.	50	7,082
International Flavors & Fragrances, Inc.	61	6,940
CF Industries Holdings, Inc.	179	5,610
FMC Corp.	102	4,118
Total Basic Materials		340,600
Diversified - 0.0%
Leucadia National Corp.	254	4,107
Total Common Stocks
(Cost $11,914,449)		13,732,551

MUTUAL FUNDS† - 0.5%
Guggenheim Strategy Fund I1	5,126	127,165
Total Mutual Funds
(Cost $127,408)		127,165

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 4.1%
Federal Farm Credit Bank[2]
0.42% due 08/01/17[6]	$1,000,000	$998,155
Total Federal Agency Notes
(Cost $1,000,000)		998,155

REPURCHASE AGREEMENTS††,[3] - 30.3%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[4]	2,567,180	2,567,180
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	2,511,189	2,511,189
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	1,517,539	1,517,539
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	758,770	758,770
Total Repurchase Agreements
(Cost $7,354,678)		7,354,678
Total Investments - 91.6%
(Cost $20,396,535)		$22,212,549
Other Assets & Liabilities, net - 8.4%		2,039,792
Total Net Assets - 100.0%		$24,252,341

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,280,800)	32	$51,566

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2016 S&P 500 Index Swap 0.40%[5], Terminating 04/27/16 (Notional Value $9,497,702)	4,611	$107,332
Barclays Bank plc April 2016 S&P 500 Index Swap 0.40%[5], Terminating 04/29/16 (Notional Value $20,828,790)	10,112	38,854
Credit Suisse Capital, LLC April 2016 S&P 500 Index Swap 0.43%[5], Terminating 04/26/16 (Notional Value $1,067,152)	518	12,091
(Total Notional Value $31,393,644)		$158,277

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2016.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
[6]	Variable rate security. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$13,732,551	$—	$—	$—	$—	$13,732,551
Equity Futures Contracts	—	51,566	—	—	—	51,566
Equity Index Swap Agreements	—	—	—	158,277	—	158,277
Federal Agency Notes	—	—	998,155	—	—	998,155
Mutual Funds	127,165	—	—	—	—	127,165
Repurchase Agreements	—	—	7,354,678	—	—	7,354,678
Total	$13,859,716	$51,566	$8,352,833	$158,277	$—	$22,422,392

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 25.9%
Centene Corp.*	15,770	$970,959
Constellation Brands, Inc. — Class A	6,050	914,095
Aetna, Inc.	5,080	570,738
Gilead Sciences, Inc.	6,070	557,590
Hologic, Inc.*	15,880	547,860
Total System Services, Inc.	11,480	546,219
Cigna Corp.	3,960	543,470
Mondelez International, Inc. — Class A	12,930	518,752
McGraw Hill Financial, Inc.	5,050	499,849
Regeneron Pharmaceuticals, Inc.*	1,361	490,559
Equifax, Inc.	4,160	475,446
Edwards Lifesciences Corp.*	5,290	466,631
Reynolds American, Inc.	9,010	453,293
AmerisourceBergen Corp. — Class A	5,200	450,060
Boston Scientific Corp.*	22,510	423,413
Hormel Foods Corp.	9,500	410,780
Avery Dennison Corp.	5,600	403,816
Monster Beverage Corp.*	2,942	392,404
Biogen, Inc.*	1,484	386,315
Celgene Corp.*	3,748	375,137
Verisk Analytics, Inc. — Class A*	4,440	354,845
Illumina, Inc.*	2,040	330,704
Laboratory Corporation of America Holdings*	2,610	305,709
Alexion Pharmaceuticals, Inc.*	2,170	302,107
Cintas Corp.	3,062	274,998
Moody's Corp.	2,837	273,941
CR Bard, Inc.	1,110	224,964
Becton Dickinson and Co.	1,310	198,884
Dr Pepper Snapple Group, Inc.	2,180	194,936
Allergan plc*	642	172,075
Total Consumer, Non-cyclical		13,030,549
Technology - 18.8%
Broadcom Ltd.	5,740	886,830
Electronic Arts, Inc.*	12,542	829,152
salesforce.com, Inc.*	10,150	749,374
Skyworks Solutions, Inc.	8,967	698,528
Activision Blizzard, Inc.	20,530	694,735
Cognizant Technology Solutions Corp. — Class A*	9,344	585,869
NVIDIA Corp.	16,220	577,919
Red Hat, Inc.*	7,484	557,632
Lam Research Corp.	6,334	523,189
Fiserv, Inc.*	4,850	497,513
Citrix Systems, Inc.*	5,070	398,401
Apple, Inc.	3,281	357,596
Applied Materials, Inc.	15,901	336,783
Microchip Technology, Inc.	6,784	326,989
Qorvo, Inc.*	6,394	322,322
Akamai Technologies, Inc.*	4,826	268,181
Cerner Corp.*	4,459	236,149
Accenture plc — Class A	1,950	225,030
Microsoft Corp.	3,970	219,263
Paychex, Inc.	3,710	200,377
Total Technology		9,491,832
Consumer, Cyclical - 17.7%
O'Reilly Automotive, Inc.*	2,580	706,043
DR Horton, Inc.	22,420	677,757
Under Armour, Inc. — Class A*	7,895	669,733
Starbucks Corp.	10,230	610,731
Dollar Tree, Inc.*	7,315	603,195
Lennar Corp. — Class A	11,490	555,656
AutoZone, Inc.*	660	525,815
Home Depot, Inc.	3,710	495,025
Signet Jewelers Ltd.	3,560	441,547
NIKE, Inc. — Class B	7,020	431,519
Advance Auto Parts, Inc.	2,650	424,901
Lowe's Companies, Inc.	5,160	390,870
Mohawk Industries, Inc.*	1,800	343,620
Tractor Supply Co.	3,680	332,893
Southwest Airlines Co.	7,241	324,397
Ross Stores, Inc.	5,250	303,975
Chipotle Mexican Grill, Inc. — Class A*	570	268,453
TJX Companies, Inc.	2,740	214,679
Delphi Automotive plc	2,590	194,302
Hanesbrands, Inc.	6,850	194,129
Newell Rubbermaid, Inc.	4,180	185,132
Total Consumer, Cyclical		8,894,372
Communications - 13.9%
Facebook, Inc. — Class A*	8,971	1,023,590
VeriSign, Inc.*	8,353	739,575
Amazon.com, Inc.*	1,140	676,749
Expedia, Inc.	6,163	664,494
Netflix, Inc.*	5,950	608,269
TripAdvisor, Inc.*	7,240	481,460
Priceline Group, Inc.*	354	456,292
eBay, Inc.*	14,915	355,872
Cablevision Systems Corp. — Class A	9,470	312,510
Time Warner Cable, Inc.	1,480	302,838
Walt Disney Co.	2,890	287,006
Alphabet, Inc. — Class A*	368	280,747
Alphabet, Inc. — Class C*	370	275,632
Juniper Networks, Inc.	10,474	267,192
Discovery Communications, Inc. — Class C*	5,900	159,300
Discovery Communications, Inc. — Class A*	3,420	97,915
Total Communications		6,989,441
Financial - 13.6%
XL Group plc — Class A	18,300	673,440
Extra Space Storage, Inc.	6,910	645,808
Equity Residential	7,500	562,724
Visa, Inc. — Class A	5,916	452,456
Prologis, Inc.	9,410	415,734
Public Storage	1,450	399,954
Intercontinental Exchange, Inc.	1,660	390,332
Kimco Realty Corp.	13,520	389,106
CBRE Group, Inc. — Class A*	13,275	382,586
Equinix, Inc.	1,050	347,246
UDR, Inc.	8,879	342,108
MasterCard, Inc. — Class A	3,540	334,530
E*TRADE Financial Corp.*	13,623	333,627
AvalonBay Communities, Inc.	1,540	292,908

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 13.6% (continued)
American Tower Corp. — Class A	2,520	$257,972
Crown Castle International Corp.	2,860	247,390
Charles Schwab Corp.	8,806	246,744
Alliance Data Systems Corp.*	680	149,600
Total Financial		6,864,265
Industrial - 7.2%
PerkinElmer, Inc.	12,120	599,455
Masco Corp.	17,450	548,803
Vulcan Materials Co.	5,180	546,852
Martin Marietta Materials, Inc.	2,590	413,131
Northrop Grumman Corp.	1,850	366,115
Stanley Black & Decker, Inc.	2,550	268,285
Amphenol Corp. — Class A	4,310	249,204
Snap-on, Inc.	1,550	243,335
Roper Technologies, Inc.	1,240	226,635
Boeing Co.	1,380	175,177
Total Industrial		3,636,992
Energy - 1.8%
Cameron International Corp.*	8,262	553,968
Pioneer Natural Resources Co.	2,560	360,294
Total Energy		914,262
Basic Materials - 0.5%
Sherwin-Williams Co.	880	250,510
Total Common Stocks
(Cost $41,349,367)		50,072,223

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$329,975	329,975
Total Repurchase Agreement
(Cost $329,975)		329,975
Total Investments - 100.1%
(Cost $41,679,342)		$50,402,198
Other Assets & Liabilities, net - (0.1)%		(61,228)
Total Net Assets - 100.0%		$50,340,970

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$50,072,223	$—	$—	$50,072,223
Repurchase Agreement	—	329,975	—	329,975
Total	$50,072,223	$329,975	$—	$50,402,198

For the period ended March 31, 2016, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 23.5%
MetLife, Inc.	12,578	$552,676
Prudential Financial, Inc.	7,577	547,210
Loews Corp.	13,642	521,943
Allstate Corp.	6,750	454,748
Hartford Financial Services Group, Inc.	9,682	446,147
American International Group, Inc.	7,385	399,159
Capital One Financial Corp.	5,377	372,681
Unum Group	11,936	369,061
Lincoln National Corp.	9,410	368,872
Bank of America Corp.	25,787	348,640
Citigroup, Inc.	8,280	345,690
Regions Financial Corp.	43,420	340,847
Navient Corp.	26,350	315,410
SunTrust Banks, Inc.	7,672	276,806
Zions Bancorporation	10,910	264,131
Travelers Companies, Inc.	2,260	263,765
KeyCorp	23,710	261,758
Legg Mason, Inc.	7,524	260,932
Berkshire Hathaway, Inc. — Class B*	1,781	252,688
Goldman Sachs Group, Inc.	1,588	249,284
JPMorgan Chase & Co.	4,190	248,132
Chubb Ltd.	2,058	245,211
Comerica, Inc.	6,177	233,923
People's United Financial, Inc.	14,080	224,294
Fifth Third Bancorp	13,376	223,245
Aflac, Inc.	3,497	220,801
PNC Financial Services Group, Inc.	2,546	215,315
Principal Financial Group, Inc.	4,984	196,619
BB&T Corp.	5,703	189,739
Bank of New York Mellon Corp.	3,520	129,642
Total Financial		9,339,369
Consumer, Cyclical - 17.6%
Staples, Inc.	57,717	636,619
Best Buy Company, Inc.	17,610	571,268
Wal-Mart Stores, Inc.	8,338	571,070
General Motors Co.	16,811	528,369
GameStop Corp. — Class A	16,438	521,578
Ford Motor Co.	38,015	513,203
Kohl's Corp.	10,300	480,083
Macy's, Inc.	9,180	404,746
United Continental Holdings, Inc.*	5,781	346,051
AutoNation, Inc.*	7,400	345,432
Urban Outfitters, Inc.*	9,630	318,656
PVH Corp.	3,210	317,983
Whirlpool Corp.	1,701	306,758
PulteGroup, Inc.	13,470	252,024
Target Corp.	2,880	236,966
PACCAR, Inc.	3,590	196,337
The Gap, Inc.	6,520	191,688
Bed Bath & Beyond, Inc.*	3,000	148,920
Johnson Controls, Inc.	3,350	130,550
Total Consumer, Cyclical		7,018,301
Utilities - 15.3%
NRG Energy, Inc.	77,138	1,003,565
Exelon Corp.	19,875	712,717
AES Corp.	52,628	621,010
FirstEnergy Corp.	12,379	445,273
NiSource, Inc.	13,940	328,427
Duke Energy Corp.	3,500	282,380
Consolidated Edison, Inc.	3,587	274,836
Entergy Corp.	3,134	248,464
Public Service Enterprise Group, Inc.	5,070	239,000
SCANA Corp.	3,170	222,376
DTE Energy Co.	2,420	219,397
American Electric Power Company, Inc.	3,230	214,472
Edison International	2,930	210,638
Ameren Corp.	3,850	192,885
CenterPoint Energy, Inc.	8,770	183,468
Pinnacle West Capital Corp.	2,420	181,669
PG&E Corp.	2,807	167,634
Eversource Energy	2,780	162,185
Xcel Energy, Inc.	3,831	160,212
Total Utilities		6,070,608
Energy - 10.3%
Valero Energy Corp.	8,797	564,239
National Oilwell Varco, Inc.	17,650	548,915
Diamond Offshore Drilling, Inc.	21,670	470,890
First Solar, Inc.*	6,087	416,777
Phillips 66	4,618	399,873
Chevron Corp.	3,738	356,605
Marathon Petroleum Corp.	7,983	296,808
Transocean Ltd.	30,239	276,384
Helmerich & Payne, Inc.	4,400	258,368
Hess Corp.	4,506	237,241
Marathon Oil Corp.	12,536	139,651
Baker Hughes, Inc.	3,015	132,147
Total Energy		4,097,898
Consumer, Non-cyclical - 10.0%
Archer-Daniels-Midland Co.	20,835	756,519
Anthem, Inc.	4,260	592,097
Quanta Services, Inc.*	24,530	553,397
Tyson Foods, Inc. — Class A	7,375	491,618
Cardinal Health, Inc.	4,529	371,152
McKesson Corp.	2,060	323,935
Tenet Healthcare Corp.*	11,126	321,875
Sysco Corp.	4,880	228,042
Whole Foods Market, Inc.	6,592	205,077
Express Scripts Holding Co.*	2,210	151,805
Total Consumer, Non-cyclical		3,995,517
Industrial - 8.1%
Fluor Corp.	11,688	627,645
Jacobs Engineering Group, Inc.*	13,315	579,868
Ryder System, Inc.	7,034	455,663
WestRock Co.	9,330	364,150
Corning, Inc.	13,140	274,495
Cummins, Inc.	2,160	237,470
Eaton Corporation plc	3,634	227,343
Caterpillar, Inc.	2,430	185,992
Textron, Inc.	3,842	140,079
Owens-Illinois, Inc.*	7,860	125,446
Total Industrial		3,218,151

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Basic Materials - 5.7%
Alcoa, Inc.	72,910	$698,478
Newmont Mining Corp.	24,560	652,805
Nucor Corp.	6,960	329,208
Mosaic Co.	11,300	305,100
Freeport-McMoRan, Inc.	26,801	277,122
Total Basic Materials		2,262,713
Technology - 4.2%
HP, Inc.	76,804	946,225
Xerox Corp.	46,566	519,677
Western Digital Corp.	4,400	207,856
Total Technology		1,673,758
Communications - 3.3%
CenturyLink, Inc.	16,367	523,089
Frontier Communications Corp.	65,639	366,922
News Corp. — Class A	24,930	318,356
News Corp. — Class B	7,040	93,280
Total Communications		1,301,647
Diversified - 1.5%
Leucadia National Corp.	38,050	615,269
Total Common Stocks
(Cost $34,567,794)		39,593,231

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$212,330	212,330
Total Repurchase Agreement
(Cost $212,330)		212,330
Total Investments - 100.0%
(Cost $34,780,124)		$39,805,561
Other Assets & Liabilities, net - 0.0%		(16,546)
Total Net Assets - 100.0%		$39,789,015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$39,593,231	$—	$—	$39,593,231
Repurchase Agreement	—	212,330	—	212,330
Total	$39,593,231	$212,330	$—	$39,805,561

For the period ended March 31, 2016, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Technology - 24.6%
Convergys Corp.	18,890	$524,576
Synaptics, Inc.*	5,610	447,341
Ultimate Software Group, Inc.*	1,905	368,618
ACI Worldwide, Inc.*	17,365	361,018
j2 Global, Inc.	5,390	331,916
Fortinet, Inc.*	9,761	298,979
IPG Photonics Corp.*	2,895	278,152
Manhattan Associates, Inc.*	4,822	274,227
MAXIMUS, Inc.	5,200	273,728
Integrated Device Technology, Inc.*	13,328	272,424
Fair Isaac Corp.	2,515	266,816
Microsemi Corp.*	6,880	263,573
MSCI, Inc. — Class A	3,138	232,463
Tyler Technologies, Inc.*	1,694	217,865
Jack Henry & Associates, Inc.	2,382	201,446
DST Systems, Inc.	1,520	171,410
Broadridge Financial Solutions, Inc.	2,667	158,180
Cadence Design Systems, Inc.*	6,301	148,578
CDK Global, Inc.	2,930	136,392
Total Technology		5,227,702
Consumer, Non-cyclical - 22.3%
ABIOMED, Inc.*	5,140	487,323
Post Holdings, Inc.*	5,888	404,918
Sprouts Farmers Market, Inc.*	13,900	403,656
Amsurg Corp. — Class A*	4,831	360,393
Global Payments, Inc.	4,279	279,419
WhiteWave Foods Co. — Class A*	5,849	237,703
SEI Investments Co.	5,499	236,732
United Therapeutics Corp.*	2,061	229,657
Align Technology, Inc.*	3,157	229,482
CEB, Inc.	3,104	200,922
PAREXEL International Corp.*	3,173	199,042
Service Corporation International	7,366	181,793
MEDNAX, Inc.*	2,713	175,314
VCA, Inc.*	2,718	156,801
Gartner, Inc.*	1,719	153,593
Rollins, Inc.	4,878	132,291
STERIS plc	1,773	125,972
Flowers Foods, Inc.	6,560	121,098
Charles River Laboratories International, Inc.*	1,413	107,303
Akorn, Inc.*	4,511	106,144
Bio-Techne Corp.	1,090	103,027
LivaNova plc*	1,834	98,999
Total Consumer, Non-cyclical		4,731,582
Financial - 20.5%
Alexander & Baldwin, Inc.	12,822	470,311
WisdomTree Investments, Inc.	36,698	419,458
MarketAxess Holdings, Inc.	3,133	391,093
Old Republic International Corp.	18,580	339,642
Bank of the Ozarks, Inc.	6,949	291,650
Lamar Advertising Co. — Class A	4,631	284,806
Equity One, Inc.	9,850	282,301
PrivateBancorp, Inc. — Class A	7,130	275,218
Signature Bank*	2,013	274,010
Weingarten Realty Investors	5,972	224,069
First Horizon National Corp.	14,230	186,413
SVB Financial Group*	1,737	177,261
CBOE Holdings, Inc.	2,570	167,898
Sovran Self Storage, Inc.	1,357	160,058
Communications Sales & Leasing, Inc.	6,330	140,843
Healthcare Realty Trust, Inc.	4,470	138,078
Jones Lang LaSalle, Inc.	1,135	133,158
Total Financial		4,356,267
Consumer, Cyclical - 19.2%
Skechers U.S.A., Inc. — Class A*	19,124	582,326
NVR, Inc.*	239	414,044
Vista Outdoor, Inc.*	7,736	401,576
Tempur Sealy International, Inc.*	5,496	334,102
LKQ Corp.*	7,801	249,086
Pool Corp.	2,817	247,164
Wendy's Co.	22,640	246,549
JetBlue Airways Corp.*	10,840	228,940
Alaska Air Group, Inc.	2,782	228,180
Toll Brothers, Inc.*	7,640	225,456
Buffalo Wild Wings, Inc.*	1,174	173,893
Domino's Pizza, Inc.	1,210	159,551
Carter's, Inc.	1,480	155,962
Toro Co.	1,800	155,016
Panera Bread Co. — Class A*	739	151,369
Dunkin' Brands Group, Inc.	2,358	111,227
Total Consumer, Cyclical		4,064,441
Industrial - 8.5%
Fortune Brands Home & Security, Inc.	4,960	277,959
AO Smith Corp.	3,527	269,145
Lennox International, Inc.	1,898	256,591
Acuity Brands, Inc.	1,110	242,135
Zebra Technologies Corp. — Class A*	3,381	233,289
Packaging Corporation of America	3,435	207,474
Eagle Materials, Inc.	2,955	207,175
Cognex Corp.	3,024	117,785
Total Industrial		1,811,553
Communications - 4.6%
ARRIS International plc*	15,744	360,852
AMC Networks, Inc. — Class A*	4,500	292,230
Ciena Corp.*	8,828	167,909
FactSet Research Systems, Inc.	966	146,378
Total Communications		967,369
Total Common Stocks
(Cost $18,788,714)		21,158,914

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$140,572	$140,572
Total Repurchase Agreement
(Cost $140,572)		$140,572
Total Investments - 100.4%
(Cost $18,929,286)		$21,299,486
Other Assets & Liabilities, net - (0.4)%		(74,865)
Total Net Assets - 100.0%		$21,224,621

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,158,914	$—	$—	$21,158,914
Repurchase Agreement	—	140,572	—	140,572
Total	$21,158,914	$140,572	$—	$21,299,486

For the period ended March 31, 2016, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 22.6%
Joy Global, Inc.	35,801	$575,322
Terex Corp.	20,665	514,145
Tech Data Corp.*	5,912	453,864
Arrow Electronics, Inc.*	6,866	442,240
Avnet, Inc.	8,559	379,164
Triumph Group, Inc.	10,520	331,169
AECOM*	8,916	274,524
KLX, Inc.*	8,448	271,519
Vishay Intertechnology, Inc.	20,172	246,300
Greif, Inc. — Class A	7,378	241,630
Jabil Circuit, Inc.	11,237	216,537
AGCO Corp.	4,342	215,797
Trinity Industries, Inc.	10,575	193,628
Oshkosh Corp.	4,680	191,272
Regal Beloit Corp.	1,922	121,259
Granite Construction, Inc.	2,510	119,978
GATX Corp.	2,230	105,925
Total Industrial		4,894,273
Consumer, Cyclical - 16.5%
KB Home	33,301	475,538
Ingram Micro, Inc. — Class A	11,792	423,450
World Fuel Services Corp.	7,827	380,236
Abercrombie & Fitch Co. — Class A	8,243	259,985
Fossil Group, Inc.*	5,630	250,084
Office Depot, Inc.*	35,078	249,054
CST Brands, Inc.	6,455	247,162
Ascena Retail Group, Inc.*	19,989	221,078
Dana Holding Corp.	14,273	201,107
Big Lots, Inc.	4,088	185,146
J.C. Penney Company, Inc.*	14,736	162,980
Dick's Sporting Goods, Inc.	3,230	151,002
Deckers Outdoor Corp.*	2,220	133,000
Guess?, Inc.	6,991	131,221
Cabela's, Inc.*	2,130	103,710
Total Consumer, Cyclical		3,574,753
Financial - 15.2%
Reinsurance Group of America, Inc. — Class A	3,596	346,115
Hanover Insurance Group, Inc.	2,579	232,678
Aspen Insurance Holdings Ltd.	4,695	223,952
CNO Financial Group, Inc.	12,220	218,982
Endurance Specialty Holdings Ltd.	3,283	214,511
Everest Re Group Ltd.	964	190,323
Senior Housing Properties Trust	8,980	160,652
Kemper Corp.	5,285	156,277
Alleghany Corp.*	310	153,822
Hancock Holding Co.	6,580	151,077
Genworth Financial, Inc. — Class A*	51,059	139,391
First American Financial Corp.	3,613	137,691
WR Berkley Corp.	2,400	134,880
First Niagara Financial Group, Inc.	12,490	120,903
Umpqua Holdings Corp.	6,881	109,133
Associated Banc-Corp.	5,855	105,039
FirstMerit Corp.	4,795	100,935
Trustmark Corp.	4,269	98,315
Prosperity Bancshares, Inc.	1,882	87,306
Stifel Financial Corp.*	2,670	79,032
International Bancshares Corp.	2,899	71,489
TCF Financial Corp.	5,601	68,668
Total Financial		3,301,171
Basic Materials - 13.5%
United States Steel Corp.	35,045	562,472
Allegheny Technologies, Inc.	30,013	489,212
Commercial Metals Co.	26,426	448,449
Reliance Steel & Aluminum Co.	6,182	427,733
Domtar Corp.	8,907	360,734
Steel Dynamics, Inc.	13,126	295,466
Carpenter Technology Corp.	3,780	129,389
Worthington Industries, Inc.	3,140	111,910
Olin Corp.	5,785	100,485
Total Basic Materials		2,925,850
Consumer, Non-cyclical - 11.7%
Community Health Systems, Inc.*	18,302	338,770
United Natural Foods, Inc.*	8,353	336,626
Aaron's, Inc.	11,160	280,116
Owens & Minor, Inc.	6,519	263,498
ManpowerGroup, Inc.	2,971	241,899
LifePoint Health, Inc.*	2,819	195,216
DeVry Education Group, Inc.	11,220	193,769
RR Donnelley & Sons Co.	11,270	184,828
Graham Holdings Co. — Class B	380	182,400
Dean Foods Co.	9,942	172,195
FTI Consulting, Inc.*	4,143	147,118
Total Consumer, Non-cyclical		2,536,435
Energy - 8.9%
WPX Energy, Inc.*	40,557	283,493
Murphy USA, Inc.*	3,674	225,766
Noble Corporation plc	19,990	206,896
CONSOL Energy, Inc.	18,050	203,785
SM Energy Co.	10,574	198,157
Patterson-UTI Energy, Inc.	9,858	173,698
Western Refining, Inc.	5,050	146,905
HollyFrontier Corp.	3,902	137,819
Oil States International, Inc.*	4,318	136,104
NOW, Inc.*	6,445	114,205
Rowan Companies plc — Class A	5,075	81,708
SunEdison, Inc.*	40,359	21,802
Total Energy		1,930,338
Utilities - 5.3%
Talen Energy Corp.*	51,804	466,236
MDU Resources Group, Inc.	11,152	217,018
Great Plains Energy, Inc.	4,676	150,801
PNM Resources, Inc.	3,350	112,962
Hawaiian Electric Industries, Inc.*	3,093	100,213
ONE Gas, Inc.	1,590	97,149
Total Utilities		1,144,379
Technology - 4.0%
Computer Sciences Corp.	8,930	307,103
SYNNEX Corp.	2,600	240,734
3D Systems Corp.*	14,430	223,232

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 4.0% (continued)
Lexmark International, Inc. — Class A	3,012	$100,691
Total Technology		871,760
Communications - 1.8%
Telephone & Data Systems, Inc.	13,142	395,443
Total Common Stocks
(Cost $18,821,163)		21,574,402

	Face Amount
REPURCHASE AGREEMENT††,1 - 1.0%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$222,565	222,565
Total Repurchase Agreement
(Cost $222,565)		222,565
Total Investments - 100.5%
(Cost $19,043,728)		$21,796,967
Other Assets & Liabilities, net - (0.5)%		(113,069)
Total Net Assets - 100.0%		$21,683,898

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,574,402	$—	$—	$21,574,402
Repurchase Agreement	—	222,565	—	222,565
Total	$21,574,402	$222,565	$—	$21,796,967

For the period ended March 31, 2016, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 34.8%
Ligand Pharmaceuticals, Inc. — Class B*	2,064	$221,034
Supernus Pharmaceuticals, Inc.*	11,046	168,452
LendingTree, Inc.*	1,623	158,697
MiMedx Group, Inc.*	15,580	136,169
AMN Healthcare Services, Inc.*	4,032	135,515
Emergent BioSolutions, Inc.*	3,260	118,501
TrueBlue, Inc.*	4,527	118,381
Zeltiq Aesthetics, Inc.*	4,310	117,060
On Assignment, Inc.*	3,030	111,868
Cal-Maine Foods, Inc.	2,150	111,606
Heartland Payment Systems, Inc.	1,145	110,573
Depomed, Inc.*	7,868	109,601
NuVasive, Inc.*	2,250	109,462
Masimo Corp.*	2,480	103,763
Cross Country Healthcare, Inc.*	8,770	101,995
Affymetrix, Inc.*	7,163	100,354
Cantel Medical Corp.	1,393	99,404
NutriSystem, Inc.	4,750	99,132
Cynosure, Inc. — Class A*	2,175	95,961
Prestige Brands Holdings, Inc.*	1,795	95,835
Almost Family, Inc.*	2,566	95,558
Repligen Corp.*	3,494	93,709
Surgical Care Affiliates, Inc.*	1,980	91,634
Helen of Troy Ltd.*	860	89,173
Heidrick & Struggles International, Inc.	3,687	87,382
Cambrex Corp.*	1,981	87,164
Vascular Solutions, Inc.*	2,520	81,976
Albany Molecular Research, Inc.*	5,303	81,083
Neogen Corp.*	1,470	74,014
Calavo Growers, Inc.	1,297	74,007
Natus Medical, Inc.*	1,884	72,402
Nektar Therapeutics*	5,245	72,119
Monro Muffler Brake, Inc.	1,000	71,470
Merit Medical Systems, Inc.*	3,710	68,598
US Physical Therapy, Inc.	1,320	65,644
Korn/Ferry International	2,300	65,067
LHC Group, Inc.*	1,750	62,230
Matthews International Corp. — Class A	1,180	60,735
Chemed Corp.	444	60,140
Lannett Company, Inc.*	3,252	58,308
B&G Foods, Inc.	1,607	55,940
Luminex Corp.*	2,810	54,514
SurModics, Inc.*	2,890	53,205
Healthcare Services Group, Inc.	1,390	51,166
WD-40 Co.	460	49,685
Integra LifeSciences Holdings Corp.*	680	45,805
CorVel Corp.*	1,100	43,362
Impax Laboratories, Inc.*	1,162	37,207
Acorda Therapeutics, Inc.*	1,140	30,153
Phibro Animal Health Corp. — Class A	1,024	27,689
Global Payments, Inc.	2	131
Total Consumer, Non-cyclical		4,384,633
Financial - 18.8%
First Midwest Bancorp, Inc.	8,598	154,936
CoreSite Realty Corp.	2,052	143,661
Home BancShares, Inc.	3,059	125,266
Ameris Bancorp	3,950	116,841
BofI Holding, Inc.*	5,330	113,742
Walker & Dunlop, Inc.*	4,669	113,317
Universal Insurance Holdings, Inc.	6,173	109,879
Employers Holdings, Inc.	3,650	102,711
Talmer Bancorp, Inc. — Class A	5,530	100,038
Education Realty Trust, Inc.	2,259	93,974
Pinnacle Financial Partners, Inc.	1,913	93,852
Acadia Realty Trust	2,605	91,513
Hanmi Financial Corp.	4,080	89,842
Simmons First National Corp. — Class A	1,960	88,337
Northfield Bancorp, Inc.	5,190	85,324
Evercore Partners, Inc. — Class A	1,625	84,094
Bank Mutual Corp.	10,600	80,242
Four Corners Property Trust, Inc.	4,291	77,023
AMERISAFE, Inc.	1,230	64,624
Financial Engines, Inc.	2,030	63,803
HFF, Inc. — Class A	2,304	63,429
RLI Corp.	900	60,174
BBCN Bancorp, Inc.	3,890	59,089
Banner Corp.	1,260	52,970
LegacyTexas Financial Group, Inc.	2,500	49,125
Retail Opportunity Investments Corp.	2,381	47,906
First Financial Bankshares, Inc.	1,560	46,145
Total Financial		2,371,857
Industrial - 17.9%
Fabrinet*	5,210	168,545
PGT, Inc.*	16,000	157,441
Headwaters, Inc.*	7,806	154,871
TASER International, Inc.*	6,788	133,248
US Concrete, Inc.*	2,180	129,884
II-VI, Inc.*	5,641	122,466
Universal Forest Products, Inc.	1,370	117,573
Dycom Industries, Inc.*	1,725	111,555
Griffon Corp.	6,154	95,079
AZZ, Inc.	1,654	93,616
Drew Industries, Inc.	1,400	90,244
Lydall, Inc.*	2,729	88,747
US Ecology, Inc.	1,909	84,301
Comfort Systems USA, Inc.	2,580	81,967
John Bean Technologies Corp.	1,430	80,666
Proto Labs, Inc.*	915	70,537
Sturm Ruger & Company, Inc.	1,015	69,406
Trex Company, Inc.*	1,390	66,623
Methode Electronics, Inc.	2,111	61,726
AAON, Inc.	2,180	61,040
Matson, Inc.	1,505	60,456
Apogee Enterprises, Inc.	1,283	56,311

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 17.9% (continued)
Exponent, Inc.	1,090	$55,601
OSI Systems, Inc.*	560	36,674
Total Industrial		2,248,577
Consumer, Cyclical - 10.9%
Meritage Homes Corp.*	4,490	163,705
Pinnacle Entertainment, Inc.*	4,166	146,227
Installed Building Products, Inc.*	4,710	125,333
Lithia Motors, Inc. — Class A	1,190	103,923
American Woodmark Corp.*	1,250	93,238
Allegiant Travel Co. — Class A	504	89,742
Hawaiian Holdings, Inc.*	1,830	86,358
Francesca's Holdings Corp.*	3,863	74,015
Ruth's Hospitality Group, Inc.	3,940	72,534
Interface, Inc. — Class A	3,795	70,359
Monarch Casino & Resort, Inc.*	3,490	67,915
Gentherm, Inc.*	1,621	67,417
Boyd Gaming Corp.*	3,169	65,472
Papa John's International, Inc.	1,056	57,225
Popeyes Louisiana Kitchen, Inc.*	1,078	56,121
Sonic Corp.	1,085	38,149
Total Consumer, Cyclical		1,377,733
Technology - 9.6%
Cirrus Logic, Inc.*	4,080	148,553
Ebix, Inc.	2,734	111,520
Take-Two Interactive Software, Inc.*	2,873	108,226
Blackbaud, Inc.	1,558	97,983
ExlService Holdings, Inc.*	1,850	95,830
Monolithic Power Systems, Inc.	1,310	83,368
Cray, Inc.*	1,920	80,467
Tessera Technologies, Inc.	2,460	76,260
Kopin Corp.*	38,789	64,390
Virtusa Corp.*	1,668	62,483
Medidata Solutions, Inc.*	1,590	61,549
Rambus, Inc.*	4,460	61,325
Synchronoss Technologies, Inc.*	1,850	59,829
CEVA, Inc.*	2,128	47,880
Omnicell, Inc.*	1,544	43,031
Total Technology		1,202,694
Communications - 4.4%
Stamps.com, Inc.*	1,140	121,158
LogMeIn, Inc.*	2,179	109,952
World Wrestling Entertainment, Inc. — Class A	4,409	77,863
8x8, Inc.*	6,880	69,213
NIC, Inc.	3,117	56,200
HealthStream, Inc.*	2,240	49,482
Blue Nile, Inc.	1,434	36,868
General Communication, Inc. — Class A*	1,656	30,338
Total Communications		551,074
Basic Materials - 1.9%
Balchem Corp.	1,354	83,975
Innospec, Inc.	1,390	60,270
Aceto Corp.	2,130	50,183
Deltic Timber Corp.	806	48,481
Total Basic Materials		242,909
Energy - 0.6%
Synergy Resources Corp.*	9,284	72,137
Utilities - 0.5%
Piedmont Natural Gas Company, Inc.	1,020	61,027
Total Common Stocks
(Cost $10,292,762)		12,512,641

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$102,391	102,391
Total Repurchase Agreement
(Cost $102,391)		102,391
Total Investments - 100.2%
(Cost $10,395,153)		$12,615,032
Other Assets & Liabilities, net - (0.2)%		(29,295)
Total Net Assets - 100.0%		$12,585,737

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,512,641	$—	$—	$12,512,641
Repurchase Agreement	—	102,391	—	102,391
Total	$12,512,641	$102,391	$—	$12,615,032

For the period ended March 31, 2016, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Industrial - 27.7%
Roadrunner Transportation Systems, Inc.*	22,120	$275,614
SPX Corp.	18,279	274,550
LSB Industries, Inc.*	19,815	252,641
Orion Marine Group, Inc.*	45,250	234,395
Benchmark Electronics, Inc.*	9,279	213,880
Checkpoint Systems, Inc.*	20,399	206,438
Sanmina Corp.*	8,505	198,847
MYR Group, Inc.*	7,808	196,059
Chart Industries, Inc.*	8,758	190,224
ArcBest Corp.	8,671	187,207
Celadon Group, Inc.	17,575	184,186
Atlas Air Worldwide Holdings, Inc.*	4,230	178,802
TimkenSteel Corp.	19,499	177,441
TTM Technologies, Inc.*	22,161	147,371
Greenbrier Companies, Inc.	5,314	146,879
Saia, Inc.*	5,172	145,592
Briggs & Stratton Corp.	5,964	142,659
Hornbeck Offshore Services, Inc.*	13,988	138,901
Bel Fuse, Inc. — Class B	9,230	134,758
Plexus Corp.*	3,163	125,002
Hub Group, Inc. — Class A*	2,724	111,112
Echo Global Logistics, Inc.*	4,070	110,541
Olympic Steel, Inc.	6,358	110,057
SPX FLOW, Inc.*	4,096	102,728
Powell Industries, Inc.	3,130	93,305
Boise Cascade Co.*	3,987	82,611
AAR Corp.	3,512	81,724
Aegion Corp. — Class A*	3,482	73,435
EMCOR Group, Inc.	1,501	72,949
Kaman Corp.	1,529	65,273
Tidewater, Inc.	8,835	60,343
Marten Transport Ltd.	2,954	55,299
Haynes International, Inc.	1,342	48,983
Astec Industries, Inc.	946	44,150
Applied Industrial Technologies, Inc.	1,017	44,138
Tredegar Corp.	2,580	40,558
Total Industrial		4,948,652
Consumer, Cyclical - 26.1%
Big 5 Sporting Goods Corp.	19,854	220,578
Stage Stores, Inc.	26,681	215,049
SkyWest, Inc.	10,357	207,036
Barnes & Noble Education, Inc.*	19,786	193,903
Finish Line, Inc. — Class A	9,173	193,551
Tuesday Morning Corp.*	22,873	187,101
Ruby Tuesday, Inc.*	34,054	183,211
Genesco, Inc.*	2,488	179,759
Tailored Brands, Inc.	9,920	177,568
Iconix Brand Group, Inc.*	21,088	169,758
ScanSource, Inc.*	4,159	167,941
Zumiez, Inc.*	7,576	150,914
VOXX International Corp. — Class A*	32,885	146,996
Veritiv Corp.*	3,804	141,737
Barnes & Noble, Inc.	11,069	136,813
Essendant, Inc.	4,030	128,678
Cash America International, Inc.	3,261	126,005
Perry Ellis International, Inc.*	6,506	119,776
EZCORP, Inc. — Class A*	36,934	109,694
Fred's, Inc. — Class A	7,321	109,156
Kirkland's, Inc.	5,914	103,554
Sonic Automotive, Inc. — Class A	5,602	103,525
Children's Place, Inc.	1,176	98,161
Group 1 Automotive, Inc.	1,599	93,845
Titan International, Inc.	16,430	88,393
Caleres, Inc.	3,110	87,982
Stein Mart, Inc.	11,964	87,696
Superior Industries International, Inc.	3,907	86,267
Lumber Liquidators Holdings, Inc.*	6,162	80,845
Biglari Holdings, Inc.*	195	72,483
Arctic Cat, Inc.	4,180	70,224
Regis Corp.*	4,264	64,770
Vera Bradley, Inc.*	3,113	63,318
Express, Inc.*	2,884	61,746
Vitamin Shoppe, Inc.*	1,928	59,691
Wolverine World Wide, Inc.	3,200	58,944
Movado Group, Inc.	1,944	53,518
Daktronics, Inc.	4,970	39,263
Unifi, Inc.*	1,563	35,808
Total Consumer, Cyclical		4,675,257
Consumer, Non-cyclical - 15.8%
Rent-A-Center, Inc.	18,060	286,250
Seneca Foods Corp. — Class A*	7,908	274,724
SpartanNash Co.	8,748	265,152
Kelly Services, Inc. — Class A	13,619	260,394
Magellan Health, Inc.*	2,754	187,079
Darling Ingredients, Inc.*	13,058	171,974
Andersons, Inc.	4,938	155,103
ABM Industries, Inc.	4,230	136,671
Kindred Healthcare, Inc.	10,814	133,553
Universal Corp.	2,213	125,721
Universal Technical Institute, Inc.	28,612	123,318
CDI Corp.	16,070	100,920
Sanderson Farms, Inc.	1,080	97,394
Select Medical Holdings Corp.*	8,160	96,370
Central Garden & Pet Co. — Class A*	4,723	76,937
AngioDynamics, Inc.*	6,220	76,444
Green Dot Corp. — Class A*	2,714	62,341
Viad Corp.	1,749	51,001
Invacare Corp.	3,341	44,001
PharMerica Corp.*	1,689	37,344
Healthways, Inc.*	3,330	33,600
Central Garden & Pet Co.*	1,423	23,252
Total Consumer, Non-cyclical		2,819,543
Energy - 10.0%
Exterran Corp.*	14,598	225,685
Atwood Oceanics, Inc.	21,662	198,641
Archrock, Inc.	22,312	178,496
Gulf Island Fabrication, Inc.	17,155	134,667
SunCoke Energy, Inc.	20,560	133,640

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 10.0% (continued)
Green Plains, Inc.	7,996	$127,617
Helix Energy Solutions Group, Inc.*	22,017	123,295
Era Group, Inc.*	12,093	113,432
SEACOR Holdings, Inc.*	1,975	107,539
Newpark Resources, Inc.*	22,510	97,243
Bristow Group, Inc.	4,228	79,994
Cloud Peak Energy, Inc.*	38,698	75,461
REX American Resources Corp.*	1,084	60,129
Pioneer Energy Services Corp.*	27,143	59,715
Rex Energy Corp.*	63,503	48,789
Basic Energy Services, Inc.*	12,120	33,451
Total Energy		1,797,794
Financial - 7.1%
Enova International, Inc.*	23,710	149,611
Piper Jaffray Cos.*	3,003	148,829
Calamos Asset Management, Inc. — Class A	14,244	120,932
World Acceptance Corp.*	3,020	114,519
International. FCStone, Inc.*	3,766	100,665
First BanCorp*	31,507	92,000
OFG Bancorp	12,037	84,139
Capstead Mortgage Corp.	8,032	79,436
Infinity Property & Casualty Corp.	952	76,636
Encore Capital Group, Inc.*	2,557	65,817
Stewart Information Services Corp.	1,773	64,324
Horace Mann Educators Corp.	1,902	60,274
Navigators Group, Inc.*	714	59,883
American Equity Investment Life Holding Co.	3,170	53,256
Total Financial		1,270,321
Basic Materials - 6.4%
Century Aluminum Co.*	67,442	475,466
PH Glatfelter Co.	8,051	166,897
Chemours Co.	18,572	130,004
Materion Corp.	4,121	109,124
A. Schulman, Inc.	2,471	67,261
Clearwater Paper Corp.*	1,270	61,608
Innophos Holdings, Inc.	1,730	53,474
Stepan Co.	889	49,153
Intrepid Potash, Inc.*	29,430	32,667
Total Basic Materials		1,145,654
Communications - 3.6%
Comtech Telecommunications Corp.	4,710	110,072
Anixter International, Inc.*	2,068	107,763
Iridium Communications, Inc.*	11,853	93,283
Black Box Corp.	6,326	85,211
FTD Companies, Inc.*	2,990	78,488
Gannett Company, Inc.	3,653	55,306
Scholastic Corp.	1,299	48,544
Sizmek, Inc.*	11,832	34,313
Blucora, Inc.*	5,372	27,720
Total Communications		640,700
Technology - 3.2%
Insight Enterprises, Inc.*	5,811	166,427
Ciber, Inc.*	56,457	119,124
ManTech International Corp. — Class A	2,670	85,413
CACI International, Inc. — Class A*	555	59,219
Kulicke & Soffa Industries, Inc.*	4,620	52,298
Engility Holdings, Inc.*	2,439	45,756
Brooks Automation, Inc.	3,455	35,932
Total Technology		564,169
Total Common Stocks
(Cost $15,576,636)		17,862,090

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$144,833	144,833
Total Repurchase Agreement
(Cost $144,833)		144,833
Total Investments - 100.7%
(Cost $15,721,469)		$18,006,923
Other Assets & Liabilities, net - (0.7)%		(123,958)
Total Net Assets - 100.0%		$17,882,965

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,862,090	$—	$—	$17,862,090
Repurchase Agreement	—	144,833	—	144,833
Total	$17,862,090	$144,833	$—	$18,006,923

For the period ended March 31, 2016, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 60.2%
Guggenheim Strategy Fund II1	33,310	$822,432
Guggenheim Strategy Fund I1	32,182	798,433
Total Mutual Funds
(Cost $1,623,414)		1,620,865

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 16.2%
Freddie Mac[2]
0.25% due 04/04/16	$438,000	437,991
Total Federal Agency Discount Notes
(Cost $437,991)		437,991

REPURCHASE AGREEMENTS††,3 - 21.1%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[4]	305,077	305,077
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	138,922	138,922
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	83,952	83,952
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	41,976	41,976
Total Repurchase Agreements
(Cost $569,927)		569,927
Total Investments - 97.5%
(Cost $2,631,332)		$2,628,783
Other Assets & Liabilities, net - 2.5%		66,677
Total Net Assets - 100.0%		$2,695,460

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $4,163,500)	44	$(104,451)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International June 2016 U.S. Dollar Index Swap 0.63%[5], Terminating 06/13/16 (Notional Value $1,197,588)	12,660	$(19,172)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2016.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$437,991	$—	$—	$437,991
Mutual Funds	1,620,865	—	—	—	—	1,620,865
Repurchase Agreements	—	—	569,927	—	—	569,927
Total	$1,620,865	$—	$1,007,918	$—	$—	$2,628,783

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$104,451	$—	$—	$—	$104,451
Currency Index Swap Agreements	—	—	—	19,172	—	19,172
Total	$—	$104,451	$—	$19,172	$—	$123,623

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Software - 23.0%
Microsoft Corp.	6,592	$364,077
Oracle Corp.	5,499	224,964
salesforce.com, Inc.*	1,664	122,853
Adobe Systems, Inc.*	1,286	120,627
Intuit, Inc.	875	91,009
Activision Blizzard, Inc.	2,624	88,796
Fiserv, Inc.*	820	84,115
VMware, Inc. — Class A*	1,548	80,976
Electronic Arts, Inc.*	1,221	80,720
Fidelity National Information Services, Inc.	1,251	79,201
Paychex, Inc.	1,415	76,424
Check Point Software Technologies Ltd.*	854	74,699
Workday, Inc. — Class A*	920	70,693
NetEase, Inc. ADR	451	64,755
Red Hat, Inc.*	869	64,749
Autodesk, Inc.*	1,097	63,966
CA, Inc.	2,008	61,826
Citrix Systems, Inc.*	778	61,135
First Data Corp. — Class A*	4,700	60,818
CyberArk Software Ltd.*	1,400	59,682
SAP SE ADR	737	59,270
ServiceNow, Inc.*	910	55,674
Akamai Technologies, Inc.*	973	54,070
ANSYS, Inc.*	590	52,781
CDK Global, Inc.	1,007	46,876
Broadridge Financial Solutions, Inc.	790	46,855
Jack Henry & Associates, Inc.	531	44,907
SS&C Technologies Holdings, Inc.	700	44,394
Ultimate Software Group, Inc.*	220	42,570
Nuance Communications, Inc.*	2,220	41,492
NetSuite, Inc.*	600	41,094
Tyler Technologies, Inc.*	300	38,583
PTC, Inc.*	1,030	34,155
Qlik Technologies, Inc.*	1,160	33,547
Tableau Software, Inc. — Class A*	710	32,568
Take-Two Interactive Software, Inc.*	860	32,396
Aspen Technology, Inc.*	830	29,988
Rackspace Hosting, Inc.*	1,374	29,665
j2 Global, Inc.	480	29,558
Proofpoint, Inc.*	480	25,814
CommVault Systems, Inc.*	580	25,039
Total Software		2,837,381
Internet - 17.7%
Alphabet, Inc. — Class A*	511	389,841
Facebook, Inc. — Class A*	2,794	318,795
Alibaba Group Holding Ltd. ADR*	1,750	138,302
Baidu, Inc. ADR*	608	116,055
Yahoo!, Inc.*	2,867	105,534
eBay, Inc.*	3,880	92,577
LinkedIn Corp. — Class A*	614	70,211
Expedia, Inc.	640	69,005
Qihoo 360 Technology Company Ltd. ADR*	800	60,440
Symantec Corp.	3,245	59,643
MercadoLibre, Inc.	506	59,632
YY, Inc. ADR*	960	59,126
SouFun Holdings Ltd. ADR*	9,757	58,444
Twitter, Inc.*	3,490	57,760
Yandex N.V. — Class A*	3,760	57,603
58.com, Inc. ADR*	1,035	57,598
SINA Corp.*	1,159	54,902
VeriSign, Inc.*	606	53,655
F5 Networks, Inc.*	450	47,633
CDW Corp.	1,130	46,895
Splunk, Inc.*	910	44,526
IAC/InterActiveCorp	710	33,427
FireEye, Inc.*	1,650	29,684
WebMD Health Corp. — Class A*	440	27,557
GrubHub, Inc.*	1,040	26,135
Pandora Media, Inc.*	2,526	22,608
Stamps.com, Inc.*	210	22,319
Yelp, Inc. — Class A*	1,020	20,278
Total Internet		2,200,185
Computers - 17.7%
Apple, Inc.	3,977	433,453
International Business Machines Corp.	1,392	210,818
EMC Corp.	4,718	125,734
Cognizant Technology Solutions Corp. — Class A*	1,776	111,355
Accenture plc — Class A	927	106,976
Hewlett Packard Enterprise Co.	5,468	96,948
HP, Inc.	6,618	81,534
Infosys Ltd. ADR	3,583	68,149
SanDisk Corp.	894	68,016
Western Digital Corp.	1,241	58,625
BlackBerry Ltd.*	6,982	56,484
Seagate Technology plc	1,600	55,120
Amdocs Ltd.	870	52,565
NetApp, Inc.	1,789	48,822
Synopsys, Inc.*	980	47,471
Cadence Design Systems, Inc.*	1,990	46,924
Fortinet, Inc.*	1,310	40,125
Computer Sciences Corp.	1,140	39,205
CSRA, Inc.	1,420	38,198
Brocade Communications Systems, Inc.	3,404	36,014
NCR Corp.*	1,190	35,617
Manhattan Associates, Inc.*	610	34,691
EPAM Systems, Inc.*	458	34,199
DST Systems, Inc.	300	33,831
MAXIMUS, Inc.	640	33,690
Leidos Holdings, Inc.	660	33,211
Teradata Corp.*	1,212	31,803
VeriFone Systems, Inc.*	1,070	30,217
Lexmark International, Inc. — Class A	880	29,418
NetScout Systems, Inc.*	1,150	26,416
3D Systems Corp.*	1,500	23,205

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Computers - 17.7% (continued)
Stratasys Ltd.*	790	$20,477
Total Computers		2,189,311
Semiconductors - 17.2%
Intel Corp.	6,688	216,357
QUALCOMM, Inc.	2,992	153,010
Texas Instruments, Inc.	2,316	132,985
Broadcom Ltd.	837	129,316
NXP Semiconductor N.V.*	1,070	86,745
Applied Materials, Inc.	4,092	86,669
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,245	85,019
NVIDIA Corp.	2,220	79,099
Analog Devices, Inc.	1,257	74,402
Skyworks Solutions, Inc.	877	68,318
Lam Research Corp.	775	64,015
Xilinx, Inc.	1,294	61,374
ARM Holdings plc ADR	1,382	60,380
ASML Holding N.V. — Class G	601	60,334
Marvell Technology Group Ltd.	5,845	60,262
KLA-Tencor Corp.	810	58,976
Linear Technology Corp.	1,285	57,260
Maxim Integrated Products, Inc.	1,555	57,193
Micron Technology, Inc.*	5,405	56,590
Microchip Technology, Inc.	1,132	54,562
Qorvo, Inc.*	930	46,881
IPG Photonics Corp.*	400	38,432
Teradyne, Inc.	1,715	37,027
Microsemi Corp.*	945	36,203
ON Semiconductor Corp.*	3,656	35,061
Atmel Corp.	3,993	32,423
Cavium, Inc.*	530	32,415
Cree, Inc.*	1,010	29,391
Integrated Device Technology, Inc.*	1,432	29,270
Synaptics, Inc.*	367	29,265
Cypress Semiconductor Corp.*	3,300	28,578
Cirrus Logic, Inc.*	731	26,616
Ambarella, Inc.*	490	21,903
Total Semiconductors		2,126,331
Commercial Services - 6.2%
PayPal Holdings, Inc.*	3,040	117,343
Automatic Data Processing, Inc.	1,243	111,509
FleetCor Technologies, Inc.*	440	65,450
Cimpress N.V.*	640	58,042
Vantiv, Inc. — Class A*	1,070	57,652
Western Union Co.	2,800	54,012
Total System Services, Inc.	1,100	52,338
Global Payments, Inc.	800	52,240
Sabre Corp.	1,780	51,478
Gartner, Inc.*	530	47,356
Booz Allen Hamilton Holding Corp.	1,230	37,244
Heartland Payment Systems, Inc.	340	32,834
WEX, Inc.*	370	30,843
Total Commercial Services		768,341
Electronics - 5.1%
Corning, Inc.	4,032	84,228
TE Connectivity Ltd.	1,200	74,304
Amphenol Corp. — Class A	1,264	73,084
Flextronics International Ltd.*	3,729	44,972
Trimble Navigation Ltd.*	1,736	43,052
Avnet, Inc.	960	42,528
Arrow Electronics, Inc.*	660	42,511
Keysight Technologies, Inc.*	1,359	37,699
FLIR Systems, Inc.	1,130	37,234
Jabil Circuit, Inc.	1,802	34,725
FEI Co.	366	32,578
Fitbit, Inc. — Class A*	2,100	31,815
Tech Data Corp.*	360	27,637
Knowles Corp.*	1,392	18,347
Total Electronics		624,714
Telecommunications - 5.0%
Cisco Systems, Inc.	7,320	208,401
Palo Alto Networks, Inc.*	410	66,887
Motorola Solutions, Inc.	851	64,421
Nokia Oyj ADR	10,053	59,413
Juniper Networks, Inc.	2,085	53,188
CommScope Holding Company, Inc.*	1,430	39,926
Arista Networks, Inc.*	590	37,229
ARRIS International plc*	1,599	36,649
Ciena Corp.*	1,486	28,264
Infinera Corp.*	1,600	25,696
Total Telecommunications		620,074
Diversified Financial Services - 4.2%
Visa, Inc. — Class A	3,278	250,701
MasterCard, Inc. — Class A	1,902	179,739
Alliance Data Systems Corp.*	293	64,460
Ellie Mae, Inc.*	320	29,005
Total Diversified Financial Services		523,905
Energy-Alternate Sources - 0.8%
Canadian Solar, Inc.*	2,720	52,442
First Solar, Inc.*	637	43,615
Total Energy-Alternate Sources		96,057
Auto Parts & Equipment - 0.5%
Mobileye N.V.*	1,730	64,512
Office & Business Equipment - 0.5%
Xerox Corp.	5,346	59,661
Electrical Components & Equipment - 0.4%
SunPower Corp. — Class A*	1,260	28,148
Belden, Inc.	451	27,682
Total Electrical Components & Equipment		55,830
Aerospace & Defense - 0.4%
Harris Corp.	690	53,723
Media - 0.4%
FactSet Research Systems, Inc.	290	43,944
Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A	1,120	40,219

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Machinery-Diversified - 0.3%
Zebra Technologies Corp. — Class A*	479	$33,051
Total Common Stocks
(Cost $6,504,568)		12,337,239
Total Investments - 99.7%
(Cost $6,504,568)		$12,337,239
Other Assets & Liabilities, net - 0.3%		35,258
Total Net Assets - 100.0%		$12,372,497

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,337,239	$—	$—	$12,337,239

For the period ended March 31, 2016, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Telecommunications - 79.8%
AT&T, Inc.	13,899	$544,423
Verizon Communications, Inc.	9,644	521,547
Cisco Systems, Inc.	14,784	420,899
T-Mobile US, Inc.*	5,218	199,850
Level 3 Communications, Inc.*	2,870	151,680
CenturyLink, Inc.	4,657	148,838
Palo Alto Networks, Inc.*	850	138,669
Sprint Corp.*	39,007	135,745
Motorola Solutions, Inc.	1,714	129,750
Juniper Networks, Inc.	4,204	107,244
Frontier Communications Corp.	16,393	91,637
Vodafone Group plc ADR	2,668	85,509
Zayo Group Holdings, Inc.*	3,510	85,082
America Movil SAB de CV — Class L ADR	5,282	82,029
CommScope Holding Company, Inc.*	2,892	80,745
Nokia Oyj ADR	13,247	78,290
China Mobile Ltd. ADR	1,373	76,133
Arista Networks, Inc.*	1,178	74,332
ARRIS International plc*	3,236	74,169
EchoStar Corp. — Class A*	1,594	70,599
BCE, Inc.	1,510	68,765
Telefonaktiebolaget LM Ericsson ADR	6,732	67,522
ViaSat, Inc.*	890	65,397
Telephone & Data Systems, Inc.	2,146	64,573
Telefonica Brasil S.A. ADR	5,046	63,025
Rogers Communications, Inc. — Class B	1,509	60,390
Telefonica S.A. ADR	5,423	60,358
Nippon Telegraph & Telephone Corp. ADR	1,390	60,104
VimpelCom Ltd. ADR	13,864	59,061
SK Telecom Company Ltd. ADR	2,896	58,412
Tim Participacoes S.A. ADR	5,241	57,965
Ubiquiti Networks, Inc.*	1,719	57,191
Ciena Corp.*	2,990	56,870
Infinera Corp.*	3,235	51,954
InterDigital, Inc.	892	49,640
Finisar Corp.*	2,662	48,555
Viavi Solutions, Inc.*	6,512	44,672
Polycom, Inc.*	3,769	42,024
Consolidated Communications Holdings, Inc.	1,621	41,757
Plantronics, Inc.	1,042	40,836
NETGEAR, Inc.*	996	40,209
ADTRAN, Inc.	1,738	35,142
Ruckus Wireless, Inc.*	3,297	32,344
Iridium Communications, Inc.*	3,905	30,732
Windstream Holdings, Inc.	3,712	28,508
Total Telecommunications		4,583,176
Semiconductors - 5.4%
QUALCOMM, Inc.	6,029	308,323
Computers - 4.2%
Brocade Communications Systems, Inc.	6,860	72,579
BlackBerry Ltd.*	8,489	68,676
NetScout Systems, Inc.*	2,316	53,199
Lumentum Holdings, Inc.*	1,651	44,527
Total Computers		238,981
REITs - 3.3%
Crown Castle International Corp.	2,198	190,127
Internet - 3.1%
F5 Networks, Inc.*	912	96,535
Cogent Communications Holdings, Inc.	1,221	47,656
8x8, Inc.*	3,580	36,015
Total Internet		180,206
Engineering & Construction - 2.1%
SBA Communications Corp. — Class A*	1,226	122,809
Aerospace & Defense - 1.9%
Harris Corp.	1,397	108,770
Total Common Stocks
(Cost $4,730,978)		5,732,392

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 03/06/17	964	–
Total Rights
(Cost $2,232)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	$38,092	38,092
Total Repurchase Agreement
(Cost $38,092)		38,092
Total Investments - 100.5%
(Cost $4,771,302)		$5,770,484
Other Assets & Liabilities, net - (0.5)%		(29,419)
Total Net Assets - 100.0%		$5,741,065

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,732,392	$—	$—	$5,732,392
Repurchase Agreement	—	38,092	—	38,092
Rights	—	—	—	—
Total	$5,732,392	$38,092	$—	$5,770,484

For the period ended March 31, 2016, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 38.8%
United Parcel Service, Inc. — Class B	3,017	$318,203
Union Pacific Corp.	3,278	260,764
FedEx Corp.	1,285	209,095
Norfolk Southern Corp.	1,936	161,172
CSX Corp.	6,190	159,393
CH Robinson Worldwide, Inc.	1,443	107,114
Canadian Pacific Railway Ltd.	804	106,683
J.B. Hunt Transport Services, Inc.	1,185	99,823
Expeditors International of Washington, Inc.	2,005	97,864
Kansas City Southern	1,142	97,584
Canadian National Railway Co.	1,314	82,072
Old Dominion Freight Line, Inc.*	1,127	78,462
Genesee & Wyoming, Inc. — Class A*	967	60,631
Ryder System, Inc.	925	59,922
Kirby Corp.*	961	57,939
XPO Logistics, Inc.*	1,870	57,409
Swift Transportation Co. — Class A*	2,828	52,686
Landstar System, Inc.	812	52,463
Knight Transportation, Inc.	1,825	47,724
Werner Enterprises, Inc.	1,680	45,629
Matson, Inc.	1,059	42,540
Hub Group, Inc. — Class A*	984	40,137
Heartland Express, Inc.	2,132	39,549
Forward Air Corp.	850	38,522
Atlas Air Worldwide Holdings, Inc.*	778	32,886
Echo Global Logistics, Inc.*	1,050	28,518
ArcBest Corp.	1,085	23,425
Total Transportation		2,458,209
Airlines - 19.7%
Delta Air Lines, Inc.	4,140	201,534
Southwest Airlines Co.	3,995	178,975
American Airlines Group, Inc.	3,954	162,154
United Continental Holdings, Inc.*	2,567	153,661
Alaska Air Group, Inc.	1,285	105,396
JetBlue Airways Corp.*	4,238	89,507
Ryanair Holdings plc ADR	803	68,913
Copa Holdings S.A. — Class A	956	64,769
Spirit Airlines, Inc.*	1,260	60,455
Allegiant Travel Co. — Class A	339	60,362
Hawaiian Holdings, Inc.*	1,136	53,608
Virgin America, Inc.*	1,250	48,200
Total Airlines		1,247,534
Auto Parts & Equipment - 17.2%
Johnson Controls, Inc.	4,216	164,297
Delphi Automotive plc	1,991	149,365
Goodyear Tire & Rubber Co.	3,005	99,105
BorgWarner, Inc.	2,450	94,080
Lear Corp.	843	93,716
Autoliv, Inc.	700	82,936
Magna International, Inc.	1,840	79,046
Visteon Corp.	732	58,260
Tenneco, Inc.*	1,080	55,631
Cooper Tire & Rubber Co.	1,290	47,756
Dana Holding Corp.	3,320	46,779
Dorman Products, Inc.*	830	45,169
Gentherm, Inc.*	964	40,093
American Axle & Manufacturing Holdings, Inc.*	2,252	34,658
Total Auto Parts & Equipment		1,090,891
Auto Manufacturers - 16.6%
Ford Motor Co.	17,769	239,882
General Motors Co.	7,160	225,039
Tesla Motors, Inc.*	787	180,829
Tata Motors Ltd. ADR*	2,760	80,178
Fiat Chrysler Automobiles N.V.	8,807	70,984
Toyota Motor Corp. ADR	654	69,533
Ferrari N.V.*	1,491	62,175
Honda Motor Company Ltd. ADR	2,268	62,007
Thor Industries, Inc.	961	61,283
Total Auto Manufacturers		1,051,910
Commercial Services - 3.0%
Macquarie Infrastructure Corp.	1,120	75,533
Hertz Global Holdings, Inc.*	6,232	65,623
Avis Budget Group, Inc.*	1,847	50,534
Total Commercial Services		191,690
Leisure Time - 1.6%
Harley-Davidson, Inc.	2,005	102,917
Trucking & Leasing - 1.4%
AMERCO	250	89,328
Electronics - 1.1%
Gentex Corp.	4,448	69,789
Total Common Stocks
(Cost $3,088,618)		6,302,268

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	$41,695	41,695
Total Repurchase Agreement
(Cost $41,695)		41,695
Total Investments - 100.1%
(Cost $3,130,313)		$6,343,963
Other Assets & Liabilities, net - (0.1)%		(9,418)
Total Net Assets - 100.0%		$6,334,545

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,302,268	$—	$—	$6,302,268
Repurchase Agreement	—	41,695	—	41,695
Total	$6,302,268	$41,695	$—	$6,343,963

For the period ended March 31, 2016, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 22.0%
Federal Home Loan Bank[1]
0.57% due 07/13/16	$5,000,000	$4,991,774
0.58% due 09/14/16	5,000,000	4,986,628
0.64% due 06/01/16	3,000,000	2,996,747
0.25% due 04/01/16	1,900,000	1,900,000
Total Federal Home Loan Bank		14,875,149
Farmer Mac[1]
0.33% due 04/06/16	1,997,000	1,996,908
0.55% due 09/26/16	1,000,000	997,281
Total Farmer Mac		2,994,189
Total Federal Agency Discount Notes
(Cost $17,869,338)		17,869,338

FEDERAL AGENCY NOTES†† - 23.5%
Federal Home Loan Bank[1]
0.40% due 06/01/16[4]	2,500,000	2,500,010
2.13% due 06/10/16	1,100,000	1,103,533
0.52% due 10/19/16[4]	1,000,000	1,000,000
0.08% due 06/24/16	1,000,000	999,818
0.40% due 06/17/16	700,000	699,619
Total Federal Home Loan Bank		6,302,980
Freddie Mac[2]
5.13% due 10/18/16	3,500,000	3,586,096
2.50% due 05/27/16	1,135,000	1,138,666
Total Freddie Mac		4,724,762
Federal Farm Credit Bank[1]
0.53% due 07/20/16[4]	4,000,000	4,000,982
Fannie Mae[2]
0.09% due 07/05/16	4,000,000	3,999,093
Farmer Mac[1]
0.83% due 10/03/16	126,000	126,041
Total Federal Agency Notes
(Cost $19,153,858)		19,153,858

COMMERCIAL PAPER†† - 20.0%
Cooperatieve Rabobank UA/NY
0.43% due 04/01/16	2,000,000	2,000,000
Societe Generale SA
0.57% due 04/06/16	2,000,000	1,999,841
ING US Funding LLC
0.61% due 04/06/16	2,000,000	1,999,830
Mitsubishi UFJ Trust & Banking Corp.
0.52% due 04/19/16	2,000,000	1,999,480
Coca-Cola Co/The
0.56% due 04/22/16	2,000,000	1,999,347
BASF SE
0.56% due 04/25/16	1,500,000	1,499,440
AllianceBernstein LP
0.53% due 04/18/16	1,100,000	1,099,725
Nordea Bank AB
0.52% due 04/11/16	1,000,000	999,856
ABN Amro Funding USA LLC
0.63% due 04/21/16	1,000,000	999,650
Allianz Finance Corp.
0.65% due 04/12/16	905,000	904,820
BMW US Capital LLC
0.53% due 04/25/16	750,000	749,735
Total Commercial Paper
(Cost $16,251,724)		16,251,724

REPURCHASE AGREEMENTS††,3 - 39.2%
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	14,303,619	14,303,619
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	8,643,834	8,643,834
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	4,606,092	4,606,092
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	4,321,917	4,321,917
Total Repurchase Agreements
(Cost $31,875,462)		31,875,462
Total Investments - 104.7%
(Cost $85,150,382)		$85,150,382
Other Assets & Liabilities, net - (4.7)%		(3,818,695)
Total Net Assets - 100.0%		$81,331,687

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2016.

See Sector Classification in Other Information section.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Commerical Paper	$—	$16,251,724	$—	$16,251,724
Federal Agency Discount Notes	—	17,869,338	—	17,869,338
Federal Agency Notes	—	19,153,858	—	19,153,858
Repurchase Agreements	—	31,875,462	—	31,875,462
Total	$—	$81,650,372	$—	$85,150,382

For the period ended March 31, 2016, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 73.8%
Duke Energy Corp.	13,997	$1,129,279
NextEra Energy, Inc.	9,358	1,107,426
Southern Co.	20,227	1,046,343
Dominion Resources, Inc.	13,428	1,008,711
Exelon Corp.	24,481	877,889
American Electric Power Company, Inc.	13,040	865,856
PG&E Corp.	13,688	817,447
PPL Corp.	20,047	763,189
Public Service Enterprise Group, Inc.	15,681	739,202
Edison International	10,174	731,409
Consolidated Edison, Inc.	9,361	717,240
Xcel Energy, Inc.	16,570	692,957
WEC Energy Group, Inc.	10,998	660,650
Eversource Energy	11,132	649,441
DTE Energy Co.	6,754	612,318
FirstEnergy Corp.	16,281	585,628
Entergy Corp.	7,101	562,967
Ameren Corp.	10,604	531,260
Avangrid, Inc.	13,230	530,655
CMS Energy Corp.	12,268	520,654
SCANA Corp.	6,916	485,157
Alliant Energy Corp.	5,949	441,892
Pinnacle West Capital Corp.	5,840	438,409
AES Corp.	35,389	417,590
Westar Energy, Inc.	8,159	404,768
ITC Holdings Corp.	9,009	392,522
TECO Energy, Inc.	14,002	385,475
OGE Energy Corp.	12,553	359,392
Calpine Corp.*	23,353	354,266
Great Plains Energy, Inc.	10,527	339,496
Cleco Corp.	5,337	294,656
MDU Resources Group, Inc.	14,992	291,744
NRG Energy, Inc.	22,241	289,355
IDACORP, Inc.	3,845	286,799
Hawaiian Electric Industries, Inc.	8,741	283,208
Portland General Electric Co.	7,089	279,945
Enersis Americas S.A. ADR	18,940	263,266
Korea Electric Power Corp. ADR*	10,212	262,959
Black Hills Corp.	4,325	260,062
Abengoa Yield plc	14,419	256,370
NorthWestern Corp.	4,134	255,275
PNM Resources, Inc.	7,328	247,100
NRG Yield, Inc. — Class C	17,110	243,646
Avista Corp.	5,889	240,153
ALLETE, Inc.	4,234	237,400
El Paso Electric Co.	4,538	208,203
Dynegy, Inc.*	13,528	194,397
Empire District Electric Co.	5,480	181,114
Talen Energy Corp.*	17,538	157,842
Total Electric		23,902,982
Gas - 19.0%
Sempra Energy	7,360	765,807
CenterPoint Energy, Inc.	21,385	447,374
AGL Resources, Inc.	6,509	423,996
Atmos Energy Corp.	5,631	418,158
NiSource, Inc.	17,503	412,371
UGI Corp.	9,869	397,622
Piedmont Natural Gas Company, Inc.	5,561	332,715
Questar Corp.	12,771	316,721
Vectren Corp.	6,120	309,427
National Fuel Gas Co.	6,059	303,253
National Grid plc ADR	3,940	281,395
WGL Holdings, Inc.	3,870	280,072
ONE Gas, Inc.	4,455	272,201
New Jersey Resources Corp.	7,382	268,926
Laclede Group, Inc.	3,836	259,889
Southwest Gas Corp.	3,946	259,844
South Jersey Industries, Inc.	7,540	214,513
Northwest Natural Gas Co.	3,450	185,783
Total Gas		6,150,067
Water - 4.1%
American Water Works Company, Inc.	7,576	522,214
Aqua America, Inc.	11,181	355,779
Cia de Saneamento Basico do Estado de Sao Paulo ADR	39,401	260,047
American States Water Co.	4,712	185,464
Total Water		1,323,504
Pipelines - 1.5%
Columbia Pipeline Group, Inc.	19,779	496,453
Kinder Morgan, Inc.	1	18
Total Pipelines		496,471
Energy-Alternate Sources - 1.1%
Pattern Energy Group, Inc.	9,411	179,467
TerraForm Power, Inc. — Class A	20,350	176,028
Total Energy-Alternate Sources		355,495
Total Common Stocks
(Cost $23,964,588)		32,228,519

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	$148,766	148,766
Total Repurchase Agreement
(Cost $148,766)		148,766
Total Investments - 100.0%
(Cost $24,113,354)		$32,377,285
Other Assets & Liabilities, net - 0.0%		(11,739)
Total Net Assets - 100.0%		$32,365,546

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$32,228,519	$—	$—	$32,228,519
Repurchase Agreement	—	148,766	—	148,766
Total	$32,228,519	$148,766	$—	$32,377,285

For the period ended March 31, 2016, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 61.0%
Guggenheim Strategy Fund I1	16,303	$404,488
Guggenheim Strategy Fund II1	16,371	404,188
Total Mutual Funds
(Cost $809,389)		808,676

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.3%
Freddie Mac[2]
0.25% due 04/04/16	$100,000	99,997
0.25% due 04/08/16	50,000	49,998
Total Freddie Mac		149,995
Total Federal Agency Discount Notes
(Cost $149,995)		149,995

REPURCHASE AGREEMENTS††,3 - 24.4%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16[4]	126,313	126,313
UMB Financial Corp. issued 03/31/16 at 0.21% due 04/01/16	103,282	103,282
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	62,415	62,415
Deutsche Bank issued 03/31/16 at 0.28% due 04/01/16	31,208	31,208
Total Repurchase Agreements
(Cost $323,218)		323,218
Total Investments - 96.7%
(Cost $1,282,602)		$1,281,889
Other Assets & Liabilities, net - 3.3%		44,125
Total Net Assets - 100.0%		$1,326,014

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $2,460,250)	26	$63,696

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International June 2016 U.S. Dollar Index Swap 0.63%[5], Terminating 06/13/16 (Notional Value $218,935)	2,314	$3,665

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements —See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2016.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$63,696	$—	$—	$—	$63,696
Currency Index Swap Agreements	—	—	—	3,665	—	3,665
Federal Agency Discount Notes	—	—	149,995	—	—	149,995
Mutual Funds	808,676	—	—	—	—	808,676
Repurchase Agreements	—	—	323,218	—	—	323,218
Total	$808,676	$63,696	$473,213	$3,665	$—	$1,349,250

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and the Multi-Hedge Strategies Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. These Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

1. Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Commodities Strategy Fund	Index exposure, Liquidity	$3,236,016	$–
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	3,280,978	–
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	4,834,357	–
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	86,572,646	25,746,989
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	17,885,108	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	5,149,914	–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	628,081
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	–	1,765,789
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	224,318
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	138,270
Inverse S&P 500® Strategy Fund	Index Exposure, Liquidity	–	581,366
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	17,405,838	–
Long Short Equity Fund	Index exposure, Liquidity	254,313	51,263
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,601,173	–
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	29,749,785	14,007,313
NASDAQ-100® Fund	Index exposure, Liquidity	4,413,990	–
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,392,131	–
Nova Fund	Index exposure, Liquidity	3,552,428	–
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	238,863	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,074,838	–
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,022,069	–
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,352,799	–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	2,286,638

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$16,395,459	$–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	11,805,809
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	–	768,081
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	2,469,518
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	3,826,036
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	11,271,163
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	7,235,413	–
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	6,639,380	3,269,926
NASDAQ-100® Fund	Index exposure, Liquidity	20,797,980	–
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	42,522,836	–
Nova Fund	Index exposure, Liquidity	22,831,889	–
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,993,136	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	6,561,085	–
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	29,671,093	–

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds' use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$6,137,280	$–

The table included in the High Yield Strategy Fund Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of March 31, 2016.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involves the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds' use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$846,764	$–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	454,220

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.21%			0.00%
Due 04/01/16	$31,572,339	$31,572,523	05/15/43	$68,048,700	$32,203,684
			U.S. Treasury Note
			1.13%
			12/31/19	200	201
				68,048,900	32,203,885

UMB Financial Corp.			U.S. Treasury Note
0.21%			1.00%
Due 04/01/16	49,643,319	49,643,609	09/30/16	50,488,900	50,636,223

Royal Bank of Canada			U.S. TIP Notes
0.23%			0.13% - 0.63%
Due 04/01/16	30,000,000	30,000,192	07/15/21 - 01/15/22	27,870,900	30,600,029

Deutsche Bank			U.S. Treasury Note
0.28%			1.25%
Due 04/01/16	15,000,000	15,000,117	01/31/20	15,299,500	15,300,025

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$2,518,128	$–	$(88,277)	$(88,277)
Basic Materials Fund	9,990,744	1,083,445	(217,400)	866,045
Biotechnology Fund	18,291,100	8,755,818	(1,775,392)	6,980,426
Commodities Strategy Fund	5,508,046	–	(3,485,721)	(3,485,721)
Consumer Products Fund	33,909,253	8,207,938	(91,256)	8,116,682
Dow 2x Strategy Fund	11,031,929	388,250	(55,104)	333,146
Electronics Fund	5,267,508	1,153,004	(42,801)	1,110,203
Energy Fund	23,269,364	–	(2,562,293)	(2,562,293)
Energy Services Fund	14,239,213	–	(3,435,948)	(3,435,948)
Europe 1.25x Strategy Fund	2,895,818	–	(277,273)	(277,273)
Financial Services Fund	6,477,090	917,016	(131,903)	785,113
Global Diversified Equity Fund	80,932,561	9,534,979	(8,520,671)	1,014,308
Global Growth Fund	22,992,813	1,428,657	(499,777)	928,880
Government Long Bond 1.2x Strategy Fund	26,741,236	126,724	(364)	126,360
Growth and Income Fund	73,567,516	2,634,336	(2,545,316)	89,020
Health Care Fund	15,884,605	7,530,479	(800,601)	6,729,878
High Yield Strategy Fund	5,780,066	76,426	(3,833)	72,593
Internet Fund	4,814,360	1,814,407	(99,459)	1,714,948
Inverse Dow 2x Strategy Fund	4,053,725	3	–	3
Inverse Government Long Bond Strategy Fund	11,221,822	478	(836)	(358)
Inverse Mid-Cap Strategy Fund	562,609	1	(129)	(128)
Inverse NASDAQ-100® Fund	4,494,558	2	(495)	(493)
Inverse Russell 2000® Strategy Fund	2,757,385	8	(909)	(901)
Inverse S&P 500® Strategy Fund	6,980,427	1,818	(3,799)	(1,981)
Japan 2x Strategy Fund	2,070,815	–	(2,114)	(2,114)
Leisure Fund	6,847,387	2,358,535	(30,612)	2,327,923
Long Short Equity Fund	36,340,496	2,192,832	(1,471,320)	721,512
Global Managed Futures Strategy Fund	13,063,783	459	(131,503)	(131,044)
Mid-Cap 1.5x Strategy Fund	5,135,267	151,474	(105,194)	46,280
Multi-Hedge Strategies Fund	44,348,685	2,181,245	(1,549,896)	631,349
NASDAQ-100® 2x Strategy Fund	25,247,357	2,991,637	(287,068)	2,704,569
NASDAQ-100® Fund	50,175,001	25,791,798	(593,803)	25,197,995
Nova Fund	22,073,836	5,001,380	(90,831)	4,910,549
Precious Metals Fund	29,818,656	–	(3,125,185)	(3,125,185)
Real Estate Fund	15,620,929	2,089,013	(88,748)	2,000,265
Retailing Fund	5,539,676	1,536,823	(30,209)	1,506,614
Russell 2000® 1.5x Strategy Fund	7,407,150	420,305	(106,463)	313,842
Russell 2000® 2x Strategy Fund	2,370,149	92,093	(73,993)	18,100
S&P 500® 2x Strategy Fund	22,132,146	181,322	(100,919)	80,403
S&P 500® Pure Growth Fund	43,764,499	7,279,116	(641,417)	6,637,699
S&P 500® Pure Value Fund	39,531,394	1,439,037	(1,164,870)	274,167
S&P MidCap 400® Pure Growth Fund	20,485,121	1,658,779	(844,414)	814,365
S&P MidCap 400® Pure Value Fund	20,599,364	1,869,844	(672,241)	1,197,603
S&P SmallCap 600® Pure Growth Fund	11,822,324	965,612	(172,904)	792,708
S&P SmallCap 600® Pure Value Fund	17,935,091	720,747	(648,915)	71,832
Strengthening Dollar 2x Strategy Fund	2,631,332	4	(2,553)	(2,549)
Technology Fund	8,112,035	4,321,469	(96,265)	4,225,204
Telecommunications Fund	5,302,420	511,738	(43,674)	468,064
Transportation Fund	3,739,945	2,642,228	(38,210)	2,604,018
U.S. Government Money Market Fund	85,150,382	31	(31)	–
Utilities Fund	26,698,070	5,742,263	(63,048)	5,679,215
Weakening Dollar 2x Strategy Fund	1,282,602	628	(1,341)	(713)

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 27, 2016

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	May 27, 2016

*	Print the name and title of each signing officer under his or her signature.